UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03015
Augustar
®
Variable Insurance Products Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, OH 45242
(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)
Registrant's telephone number, including area code:
513-794-6100
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a)
AVIP Bond Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio (Class I)	$ 31	0.62%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 263,503,513
Total number of portfolio holdings	168
Portfolio turnover rate	63%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the pros
pectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Bond Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Bond Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio (Class II)	$ 107 (a)	8.81%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 263,503,513
Total number of portfolio holdings	168
Portfolio turnover rate	63%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You
can
find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio (Class I)	$ 31	0.59%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 357,013,348
Total number of portfolio holdings	255
Portfolio turnover rate	43%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order
to
reduce
expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio (Class II)	$ 105 (a)	8.64%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 357,013,348
Total number of portfolio holdings	255
Portfolio turnover rate	43%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request
.
AVIP BlackRock Advantage International Equity Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio (Class I)	$ 47	0.90%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 356,992,746
Total number of portfolio holdings	339
Portfolio turnover rate	56%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%
Portfolio
Composition
Sector
Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage International Equity Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio (Class II)	$ 110 (a)	8.90%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 356,992,746
Total number of portfolio holdings	339
Portfolio turnover rate	56%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%
Portfolio
Composition
Sector
Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Fidelity Institutional AM
®
Equity Growth Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | Ju
n
e 30, 2026
This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM ® Equity Growth Portfolio (Class I)	$ 38	0.74%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 247,215,726
Total number of portfolio holdings	114
Portfolio turnover rate	21%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc. Class A	11.9%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.1%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.5%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.9%
Meta Platforms, Inc. Class A	3.2%
Royalty Pharma PLC Class A	3.1%
Broadcom, Inc.	2.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
Yo
u
can
find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order
to
reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Small Cap Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio (Class I)	$ 46	0.82%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 314,649,789
Total number of portfolio holdings	529
Portfolio turnover rate	55%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
BrightSpring Health Services, Inc.	1.2%
ESCO Technologies, Inc.	1.1%
Ultra Clean Holdings, Inc.	1.0%
Moog, Inc. Class A	1.0%
Glaukos Corp.	1.0%
Element Solutions, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%
Enpro, Inc.	0.9%
Everus Construction Group, Inc.	0.8%
FormFactor, Inc.	0.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio (Class I)	$ 49	0.91%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 106,605,248
Total number of portfolio holdings	626
Portfolio turnover rate	45%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio (Class II)	$ 110 (a)	8.81%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 106,605,248
Total number of portfolio holdings	626
Portfolio turnover rate	45%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500
®
Index Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP S&P 500
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio (Class I)	$ 20	0.38%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,196,943,055
Total number of portfolio holdings	505
Portfolio turnover rate	2%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500
®
Index Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP S&P 500
®
Index Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio (Class II)	$ 102 (a)	8.42%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,196,943,055
Total number of portfolio holdings	505
Portfolio turnover rate	2%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio (Class I)	$ 41	0.75%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 193,501,133
Total number of portfolio holdings	206
Portfolio turnover rate	48%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%
Portfolio Composition
Sector

Allocation
Availability
of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio
Expenses
-
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio (Class II)	$ 108 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 193,501,133
Total number of portfolio holdings	206
Portfolio turnover rate	48%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue
to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP High Income Bond Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP High Income Bond Portfolio (Class I)	$ 44	0.88%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 117,216,844
Total number of portfolio holdings	194
Portfolio turnover rate	30%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
orde
r to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP High Income Bond Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP High Income Bond Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP High Income Bond Portfolio (Class II)	$ 109 (a)	8.99%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 117,216,844
Total number of portfolio holdings	194
Portfolio turnover rate	30%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100
®
Index Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Nasdaq-100
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio (Class I)	$ 24	0.44%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 284,540,666
Total number of portfolio holdings	102
Portfolio turnover rate	7%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100
®
Index Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Nasdaq-100
®
Index Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio (Class II)	$ 102 (a)	8.26%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 284,540,666
Total number of portfolio holdings	102
Portfolio turnover rate	7%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio (Class I)	$ 37	0.70%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 333,573,681
Total number of portfolio holdings	143
Portfolio turnover rate	33%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio (Class II)	$ 106 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 333,573,681
Total number of portfolio holdings	143
Portfolio turnover rate	33%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Small Cap Growth Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio (Class I)	$ 50	0.91%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 136,853,208
Total number of portfolio holdings	600
Portfolio turnover rate	92%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Moog, Inc. Class A	0.8%
EnerSys	0.8%
MaxLinear, Inc.	0.7%
Argan, Inc.	0.7%
Plexus Corp.	0.7%
ESCO Technologies, Inc.	0.7%
Enova International, Inc.	0.7%
Kulicke & Soffa Industries, Inc.	0.6%
StoneX Group, Inc.	0.6%
Silicon Laboratories, Inc.	0.6%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400
®
Index Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | Jun
e
3
0
, 2026
This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio co
sts
for the la
s
t six m
on
ths?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 In vest ment	Costs paid as a percentage of a $10,000 investment (ann u alized)
AVIP S&P MidCap 400 ® Index Portfolio (Class I)	$ 22	0.41%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 541,427,503
Total number of portfolio holdings	404
Portfolio turnover rate	8%
Graphical Representation of Holdings (As of June 30, 20
2
6)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net as se
ts of the Portfolio.
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the p rospe
ctus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400
®
Index Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400
®
Index Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400 ® Index Portfolio (Class II)	$ 106 (a)	8.48%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 541,427,503
Total number of portfolio holdings	404
Portfolio turnover rate	8%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the ne
t asse
ts of the Portfolio.
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Class I)	$ 37	0.71%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 461,383,142
Total number of portfolio holdings	93
Portfolio turnover rate	35%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (
toll-free
) and the Fund will send separate copies of these materials within 30 days
after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Class II)	$ 105 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 461,383,142
Total number of portfolio holdings	93
Portfolio turnover rate	35%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Dynamic Risk Balanced Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio (Class I)	$ 43	0.83%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,489,932,173
Total number of portfolio holdings	135
Portfolio turnover rate	9%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Dynamic Risk Balanced Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio (Class II)	$ 109 (a)	8.94%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,489,932,173
Total number of portfolio holdings	135
Portfolio turnover rate	9%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please
call 877-781-6392 (toll-free) and the Fund will send separate copies of thes
e materials within 30 days after
receiving
your request.
AVIP Core Plus Bond Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Core Plus Bond Portfolio (Class I)	$ 29	0.59%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 502,418,047
Total number of portfolio holdings	606
Portfolio turnover rate	44%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Core Plus Bond Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Core Plus Bond Portfolio (Class II)	$ 107 (a)	8.80%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 502,418,047
Total number of portfolio holdings	606
Portfolio turnover rate	44%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio (Class I)	$ 31	0.62%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 525,134,055
Total number of portfolio holdings	185
Portfolio turnover rate	47%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio

Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio

(the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio (Class II)	$ 105 (a)	8.79%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 525,134,055
Total number of portfolio holdings	185
Portfolio turnover rate	47%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Relative Value Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio (Class I)	$ 39	0.74%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 129,155,913
Total number of portfolio holdings	79
Portfolio turnover rate	30%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Berkshire Hathaway, Inc. Class B	4.1%
RTX Corp.	3.9%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc. Class C	3.1%
Cisco Systems, Inc.	3.1%
UnitedHealth Group, Inc.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.4%
Amazon.com, Inc.	2.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by
contacting
us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Balanced Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Balanced Portfolio (Class I)	$ 30	0.59%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 487,704,469
Total number of portfolio holdings	17
Portfolio turnover rate	0%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	36.0%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.6%
Vanguard S&P 500 ETF	5.4%
Invesco QQQ Trust Series 1 ETF	4.8%
iShares Core MSCI EAFE ETF	4.3%
Vanguard Total Stock Market ETF	4.2%
iShares Core S&P Mid-Cap ETF	3.2%
State Street SPDR Portfolio S&P 500 Value ETF	2.7%
iShares Russell 1000 ETF	1.9%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings,
and
proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Moderate Growth Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Moderate Growth Portfolio (Class I)	$ 30	0.58%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,207,565,566
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	28.1%
iShares Core U.S. Aggregate Bond ETF	25.5%
Vanguard S&P 500 ETF	18.4%
Vanguard Total Bond Market ETF	6.7%
Vanguard Total Stock Market ETF	5.9%
iShares Core S&P Total U.S. Stock Market ETF	5.8%
Invesco QQQ Trust Series 1 ETF	2.8%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.6%
State Street SPDR Portfolio S&P 500 Value ETF	1.3%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings
, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Growth Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Growth Portfolio (Class I)	$ 31	0.60%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 414,824,918
Total number of portfolio holdings	14
Portfolio turnover rate	0%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	36.0%
iShares Core U.S. Aggregate Bond ETF	17.8%
Invesco QQQ Trust Series 1 ETF	8.9%
Vanguard Total Stock Market ETF	6.7%
iShares Core MSCI EAFE ETF	6.5%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard S&P 500 ETF	4.2%
State Street SPDR Portfolio S&P 500 Value ETF	3.4%
iShares Russell 1000 ETF	3.1%
iShares Core S&P Total U.S. Stock Market ETF	2.7%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings
, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderately Conservative Model Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio (Class I)	$ 25	0.49%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 155,400,965
Total number of portfolio holdings	17
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting
information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Balanced Model Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio (Class I)	$ 22	0.43%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 670,663,815
Total number of portfolio holdings	19
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderate Growth Model Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio (Class I)	$ 22	0.42%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,386,692,641
Total number of portfolio holdings	19
Portfolio turnover rate	11%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Growth Model Portfolio

Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio (Class I)	$ 24	0.45%
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 358,840,212
Total number of portfolio holdings	19
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code Of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees And Services.

Not applicable for semiannual reports.

Item 5. Audit Committee Of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Investments.

The information required is disclosed as part of the financial statements included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AuguStar Variable
Insurance Products Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Corporate Bonds–78.6%		Rate	Maturity	Face Amount	Value
Communication Services – 3.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	$1,000,000	$620,465
Comcast Corp. (Diversified Telecom. Svs.)		3.250%	11/01/2039	800,000	609,783
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	1,883,052
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	2,000,000	1,812,313
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,982,555
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	592,701
Vodafone Group PLC (Wireless Telecom. Svs.)		5.350%	06/18/2036	1,000,000	991,571
					8,492,440
Consumer Discretionary – 2.4%
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,134,735
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,266,191
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	1,500,000	1,494,936
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	1,100,000	1,065,427
Sekisui House U.S., Inc. (Household Durables)		3.850%	01/15/2030	1,500,000	1,424,973
					6,386,262
Consumer Staples – 3.7%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(a)	5.600%	01/15/2031	1,400,000	1,361,825
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,000,000	1,008,992
Kellanova (Food Products)		4.500%	04/01/2046	2,000,000	1,719,597
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,337,946
Molson Coors Beverage Co. (Beverages)		5.500%	07/08/2036	1,500,000	1,507,646
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	958,975
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,835,121
					9,730,102
Energy – 4.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,586,679
Columbia Pipelines Operating Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.507%	05/15/2036	2,000,000	2,008,040
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,052,668
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	2,000,000	2,006,649
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	873,629
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	784,542
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	1,500,000	1,484,180
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	949,814
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	1,000,000	990,397
					12,736,598
Financials – 45.3%
Antares Holdings LP (Capital Markets)	(a)	2.750%	01/15/2027	3,000,000	2,956,715
Antares Holdings LP (Capital Markets)	(a)	6.625%	06/10/2031	2,500,000	2,500,210
Apollo Debt Solutions BDC (Capital Markets)	(a)	5.200%	12/08/2028	1,500,000	1,476,859
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,529,034
Arch Capital Group Ltd. (Insurance)		5.950%	06/15/2056	1,000,000	1,009,106
Ares Strategic Income Fund (Capital Markets)		5.550%	04/15/2031	2,000,000	1,940,684
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	1,250,000	1,207,943
Banco Santander SA (Rate is fixed until 06/03/2036, then H15T5Y + 284) (Banks)	(b)	7.250%	Perpetual	1,500,000	1,524,697
Bank of America Corp. (Rate is fixed until 03/08/2032, then H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	929,331
Bank of America Corp. (Rate is fixed until 04/23/2036, then SOFR + 157) (Banks)	(b)	5.489%	04/23/2037	1,500,000	1,494,066
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(b)	6.875%	10/27/2085	3,000,000	3,035,511
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	2,500,000	2,551,026
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	3,500,000	3,449,391
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	1,500,000	1,476,126
BNP Paribas SA (Rate is fixed until 04/17/2036, then H15T5Y + 294) (Banks)	(a)(b)	7.200%	Perpetual	1,000,000	1,006,270
BPCE SA (Rate is fixed until 01/13/2046, then SOFR + 211) (Banks)	(a)(b)	6.347%	01/13/2047	1,250,000	1,228,103
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(b)	6.500%	07/28/2086	2,000,000	2,004,500
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(b)	4.493%	09/11/2031	1,400,000	1,373,671
Capital One N.A. (Rate is fixed until 08/09/2028, then USISOA05 + 173) (Banks)	(b)	5.974%	08/09/2028	2,000,000	2,038,881
Charles Schwab Corp. / The (Rate is fixed until 05/21/2036, then SOFR + 128) (Capital Markets)	(b)	5.493%	05/21/2037	2,000,000	2,026,981
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(b)	6.020%	01/24/2036	2,000,000	2,060,017
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(b)	5.299%	01/29/2036	1,000,000	990,262
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	2,500,000	2,499,076
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	2,750,000	2,700,161
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,015,555

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
First-Citizens Bank & Trust Co. (Rate is fixed until 07/13/2028, then SOFR + 115) (Banks)	(b)	5.097%	07/13/2029	$1,500,000	$1,502,071
Goldman Sachs BDC, Inc. (Capital Markets)		5.650%	09/09/2030	2,000,000	1,965,059
Goldman Sachs Private Credit Corp. (Capital Markets)		5.875%	01/31/2031	2,000,000	1,975,494
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.150%	06/16/2031	1,700,000	1,687,673
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	1,800,000	1,747,064
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	1,250,000	1,223,028
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(a)(b)	4.950%	06/01/2042	1,500,000	1,309,318
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	1,200,000	1,166,692
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	7.000%	07/15/2031	2,000,000	2,073,738
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,509,815
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	1,996,417
Mercury General Corp. (Insurance)		6.250%	06/15/2036	2,000,000	2,035,035
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(b)	5.850%	03/15/2056	1,500,000	1,479,972
Midcap Financial Issuer Trust (Capital Markets)	(a)	5.625%	01/15/2030	1,000,000	963,909
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,808,667
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(b)	4.892%	10/22/2036	3,000,000	2,905,346
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(b)	5.297%	04/20/2037	2,500,000	2,489,751
MSD Investment Corp. (Capital Markets)	(a)	6.375%	06/12/2029	2,000,000	2,004,648
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	1,500,000	1,464,717
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,509,837
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(b)	5.768%	02/15/2036	2,000,000	1,999,732
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,100,000	2,084,369
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(b)	4.500%	09/15/2047	3,000,000	2,963,228
Prudential Financial, Inc. (Rate is fixed until 06/15/2036, then H15T5Y + 178) (Insurance)	(b)	6.250%	06/15/2056	1,000,000	1,002,210
Santander Holdings U.S.A. Inc. (Rate is fixed until 06/05/2031, then SOFR + 128) (Banks)	(b)	5.220%	06/05/2032	2,000,000	1,995,029
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	900,000	904,985
Societe Generale SA (Rate is fixed until 05/27/2031, then SOFR + 128) (Banks)	(a)(b)	5.371%	05/27/2032	1,000,000	1,005,850
Stellantis Finance U.S., Inc. (Financial Services)	(a)	2.691%	09/15/2031	2,000,000	1,703,511
Stellantis Financial Services U.S. Corp. (Consumer Finance)	(a)	5.400%	09/15/2030	1,000,000	979,745
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,000,304
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(b)	5.301%	02/27/2032	1,500,000	1,484,484
UBS Group AG (Rate is fixed until 12/05/2032, then USISSO05 + 309) (Capital Markets)	(a)(b)	6.875%	Perpetual	1,000,000	1,002,852
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(a)(b)	7.000%	Perpetual	1,250,000	1,263,735
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(a)(b)	7.000%	Perpetual	500,000	502,012
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(a)(b)	5.010%	03/23/2037	2,000,000	1,944,439
Unum Group (Insurance)		5.250%	12/15/2035	2,000,000	1,969,000
Valley National Bancorp (Rate is fixed until 06/01/2031, then TSFR3M + 243) (Banks)	(b)	6.219%	06/01/2036	1,500,000	1,494,381
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	2,015,600
Wells Fargo & Co. (Rate is fixed until 05/20/2031, then SOFR + 97) (Banks)	(b)	4.844%	05/20/2032	2,000,000	1,993,239
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,145,492
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	850,479
Western Alliance Bank (Rate is fixed until 11/15/2030, then H15T5Y + 285) (Banks)	(b)	6.537%	11/15/2035	2,000,000	1,986,080
Westpac Banking Corp. (Rate is fixed until 11/23/2026, then USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	998,227
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	784,389
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(b)	4.704%	08/18/2028	2,000,000	1,996,650
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(b)	4.483%	02/09/2029	500,000	495,749
					119,408,198
Health Care – 1.0%
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,632,679
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	1,600,000	1,098,334
					2,731,013
Industrials – 0.9%
CIMIC Finance Ltd. (Construction & Engineering)	(a)	6.000%	04/22/2036	1,500,000	1,478,704
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	825,000	828,334
					2,307,038
Information Technology – 2.5%
Oracle Corp. (Software)		5.350%	05/04/2033	2,000,000	1,942,746
Oracle Corp. (Software)		5.200%	09/26/2035	1,000,000	936,207
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC (IT Svs.)	(a)	5.700%	04/15/2036	3,900,000	3,708,095
					6,587,048
Materials – 0.8%
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	500,000	494,795
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	630,034
Westlake Corp. (Chemicals)		6.375%	11/15/2055	1,000,000	987,487
					2,112,316

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate – 6.6%
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	$1,000,000	$983,737
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	1,340,000	1,318,240
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,250,000	1,216,998
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	1,300,000	1,286,778
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	982,391
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	2,000,000	1,941,230
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	2,500,000	2,489,245
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	2,000,000	2,025,378
Store Capital LLC (Retail REITs)		5.400%	04/30/2030	2,000,000	2,013,606
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	981,533
Vornado Realty LP (Office REITs)		5.750%	02/01/2033	2,000,000	2,007,145
					17,246,281
Utilities – 7.4%
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,021,102
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,680,802
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,972,839
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	795,837
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,000,000	1,004,427
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	747,474
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	1,000,000	1,002,055
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,345,451
Pacific Gas & Electric Co. (Electric Utilities)		6.300%	08/15/2056	1,000,000	995,967
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	1,550,000	1,588,833
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(b)	7.125%	08/15/2056	750,000	744,965
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,114,579
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(b)	6.375%	04/01/2056	1,350,000	1,363,581
Union Electric Co. (Electric Utilities)		5.750%	09/15/2056	1,000,000	997,594
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.550%	04/30/2036	2,000,000	1,989,779
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(b)	5.750%	12/03/2056	1,000,000	988,262
					19,353,547
Total Corporate Bonds (Cost $215,047,904)					$207,090,843

Asset-Backed Securities–14.2%		Rate	Maturity	Face Amount	Value
Financials – 12.2%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$2,000,000	$2,001,865
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	2,000,000	2,001,489
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	2,000,000	2,001,801
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	2,000,000	2,003,351
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	2,000,884
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	2,000,000	1,998,798
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	2,000,000	2,000,000
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	2,000,000	2,000,200
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	2,001,001
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	2,000,000	2,001,860
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	2,000,000	2,001,936
Midocean Credit CLO XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	2,000,000	1,998,915
Orion CLO 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	2,000,000	2,002,844
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	2,000,000	2,002,843
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	2,000,000	2,000,935
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	2,000,000	2,002,709
					32,021,431
Industrials – 2.0%
American Airlines 2025-1 Class A Pass Through Trust		4.900%	05/11/2038	2,400,000	2,338,367
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,117,702	1,828,493
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,235,212	1,125,433
					5,292,293
Total Asset-Backed Securities (Cost $37,701,919)					$37,313,724

Preferred Securities–2.4%		Rate	Quantity	Value
Financials – 2.4%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	2,000,000	$2,024,028
Charles Schwab Corp. / The (Rate is fixed until 06/01/2031, then H15T5Y + 225) (Capital Markets)	(b)	6.100%	1,000,000	1,000,220
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(b)	6.250%	1,400,000	1,414,280

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Preferred Securities (Continued)		Rate	Quantity	Value
Financials (continued)
Truist Financial Corp. (Rate is fixed until 06/15/2031, then H15T5Y + 213) (Banks)	(b)	6.250%	1,000,000	$1,000,248
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(b)	6.125%	1,000,000	1,011,838
Total Preferred Securities (Cost $6,400,000)				$6,450,614

U.S. Treasury Obligations–1.3%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bond		5.000%	05/15/2056	$1,500,000	$1,515,937
U.S. Treasury Note		4.125%	04/30/2033	800,000	791,250
U.S. Treasury Note		4.375%	05/15/2036	1,185,000	1,178,705
Total U.S. Treasury Obligations (Cost $3,473,054)					$3,485,892
Total Investments – 96.5% (Cost $262,622,877)	(c)				$254,341,073
Other Assets in Excess of Liabilities – 3.5%	(d)				9,162,440
Net Assets – 100.0%					$263,503,513

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 6/30/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.190% at 6/30/2026
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 6/30/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.734% at 6/30/2026
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.166% at 6/30/2026
USISSO05:	5 Year Secured Overnight Financing Rate ("SOFR") ICE Swap Rate, 3.880% at 6/30/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2026, the value of these securities totaled $79,835,645, or 30.3% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2026.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $929,390 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	20	September 21, 2026	$2,225,912	$2,249,375	$23,463	$(44,374)
CBT U.S. Long Bond - Long	10	September 21, 2026	1,107,128	1,135,000	27,872	(6,563)
CBT U.S. Ultra Bond - Long	141	September 21, 2026	15,925,032	16,378,031	452,999	(105,749)
CBT 2-Year U.S. Treasury Note - Long	10	September 30, 2026	2,061,501	2,061,328	(173)	(1,172)
CBT 5-Year U.S. Treasury Note - Long	15	September 30, 2026	1,600,162	1,605,703	5,541	(13,984)
Total Futures Contracts			$22,919,735	$23,429,437	$509,702	$(171,842)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–73.9%		Shares	Value
Communication Services – 7.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)		28,727	$10,266,168
Alphabet, Inc. Class C (Interactive Media & Svs.)		21,743	7,682,454
Comcast Corp. Class A (Diversified Telecom. Svs.)		27,915	685,313
Fox Corp. Class B (Media)		623	29,181
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		9,039	5,091,578
Netflix, Inc. (Entertainment)	(a)	6,719	479,737
Space Exploration Technologies Corp. Class A (Diversified Telecom. Svs.)	(a)	11,913	2,035,455
Spotify Technology SA (Entertainment)	(a)	1,136	521,572
Trade Desk, Inc. / The Class A (Media)	(a)	16,130	291,631
			27,083,089
Consumer Discretionary – 6.8%
Amazon.com, Inc. (Broadline Retail)	(a)	45,035	10,733,642
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		6,700	1,194,208
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	29,240	994,160
Garmin Ltd. (Household Durables)		1,602	380,539
Home Depot, Inc. / The (Specialty Retail)		3,014	1,062,978
Installed Building Products, Inc. (Household Durables)		2,662	611,834
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	14,210	1,308,599
QuantumScape Corp. (Automobile Components)	(a)	53,922	407,650
Ross Stores, Inc. (Specialty Retail)		3,719	791,589
Tesla, Inc. (Automobiles)	(a)	10,128	4,259,837
TJX Cos., Inc. / The (Specialty Retail)		13,328	2,019,192
Tractor Supply Co. (Specialty Retail)		21,272	672,408
			24,436,636
Consumer Staples – 3.1%
Archer-Daniels-Midland Co. (Food Products)		4,269	326,152
Coca-Cola Co. / The (Beverages)		17,815	1,447,825
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		2,942	2,752,153
General Mills, Inc. (Food Products)		14,722	512,325
Kroger Co. / The (Consumer Staples Distribution & Retail)		10,871	603,667
Procter & Gamble Co. / The (Household Products)		21,173	3,104,809
Sysco Corp. (Consumer Staples Distribution & Retail)		11,437	955,904
Target Corp. (Consumer Staples Distribution & Retail)		5,511	719,792
Tyson Foods, Inc. Class A (Food Products)		10,182	582,919
			11,005,546
Energy – 2.6%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,433	820,521
Chevron Corp. (Oil, Gas & Consumable Fuels)		17,298	2,867,317
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,841	503,270
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(a)	23,037	3,149,619
Phillips 66 (Oil, Gas & Consumable Fuels)		8,154	1,378,434
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,226	579,739
			9,298,900
Financials – 8.5%
American Express Co. (Consumer Finance)		1,894	640,646
Bank of America Corp. (Banks)		75,119	4,280,281
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,892	3,448,688
Capital One Financial Corp. (Consumer Finance)		4,433	889,348
Charles Schwab Corp. / The (Capital Markets)		19,146	1,766,601
Citigroup, Inc. (Banks)		8,880	1,242,845
Credicorp Ltd. (Banks)		1,686	656,832
Fidelity National Information Services, Inc. (Financial Services)		7,024	273,093
Goldman Sachs Group, Inc. / The (Capital Markets)		1,684	1,703,147
Huntington Bancshares, Inc. (Banks)		28,073	497,734
Intercontinental Exchange, Inc. (Capital Markets)		2,314	284,877
JPMorgan Chase & Co. (Banks)		12,649	4,140,397
Mastercard, Inc. Class A (Financial Services)		1,024	525,926
Morgan Stanley (Capital Markets)		15,676	3,276,911
TPG, Inc. (Capital Markets)		9,911	401,891
Travelers Cos., Inc. / The (Insurance)		5,778	1,907,433
Visa, Inc. (Financial Services)		9,004	3,089,182
W. R. Berkley Corp. (Insurance)		5,428	382,837
Wells Fargo & Co. (Banks)		10,587	874,910
			30,283,579

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care – 6.4%
Abbott Laboratories (Health Care Equip. & Supplies)		24,091	$2,186,017
AbbVie, Inc. (Biotechnology)		9,172	2,308,042
Amgen, Inc. (Biotechnology)		3,109	1,125,831
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	27,121	1,157,524
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,352	2,325,082
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,330	1,266,195
CVS Health Corp. (Health Care Providers & Svs.)		3,603	372,730
Elevance Health, Inc. (Health Care Providers & Svs.)		1,072	414,575
Eli Lilly & Co. (Pharmaceuticals)		3,006	3,605,487
Gilead Sciences, Inc. (Biotechnology)		6,670	842,688
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,823	710,769
Johnson & Johnson (Pharmaceuticals)		2,628	667,433
McKesson Corp. (Health Care Providers & Svs.)		991	748,800
Medtronic PLC (Health Care Equip. & Supplies)		8,321	650,952
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,263	549,930
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,264	788,154
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,491	2,282,224
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	1,586	787,814
			22,790,247
Industrials – 6.7%
3M Co. (Industrial Conglomerates)		14,397	2,331,018
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	1,154	349,316
Caterpillar, Inc. (Machinery)		2,786	2,966,811
Copart, Inc. (Commercial Svs. & Supplies)	(a)	12,427	350,317
Emerson Electric Co. (Electrical Equip.)		2,880	412,272
FedEx Corp. (Air Freight & Logistics)		2,528	791,593
GE Vernova, Inc. (Electrical Equip.)		1,098	1,289,996
General Dynamics Corp. (Aerospace & Defense)		1,197	424,025
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		4,323	1,615,635
HEICO Corp. Class A (Aerospace & Defense)		1,499	386,607
Illinois Tool Works, Inc. (Machinery)		1,432	387,313
Leidos Holdings, Inc. (Professional Svs.)		2,679	275,857
Lockheed Martin Corp. (Aerospace & Defense)		4,534	2,309,892
Northrop Grumman Corp. (Aerospace & Defense)		949	483,335
Parker-Hannifin Corp. (Machinery)		3,152	3,083,034
Republic Services, Inc. (Commercial Svs. & Supplies)		6,786	1,445,961
Rockwell Automation, Inc. (Electrical Equip.)		1,040	514,883
RTX Corp. (Aerospace & Defense)		11,248	2,134,083
Trane Technologies PLC (Building Products)		1,473	723,479
United Parcel Service, Inc. Class B (Air Freight & Logistics)		4,015	431,613
Waste Connections, Inc. (Commercial Svs. & Supplies)		4,263	710,599
XPO, Inc. (Ground Transportation)	(a)	1,988	408,117
			23,825,756
Information Technology – 28.7%
Adobe, Inc. (Software)	(a)	3,843	787,892
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	6,294	3,656,247
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		8,355	1,473,154
Apple, Inc. (Tech. Hardware, Storage & Periph.)		74,236	21,480,929
Applied Materials, Inc. (Semiconductors & Equip.)		6,212	4,491,276
Broadcom, Inc. (Semiconductors & Equip.)		20,403	7,707,233
Cerebras Systems, Inc. Class A (Semiconductors & Equip.)	(a)	552	121,992
Ciena Corp. (Communications Equip.)	(a)	949	465,541
Cisco Systems, Inc. (Communications Equip.)		3,834	450,342
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		1,049	452,602
Dynatrace, Inc. (Software)	(a)	13,630	598,493
Fortinet, Inc. (Software)	(a)	3,758	577,304
Intel Corp. (Semiconductors & Equip.)	(a)	18,126	2,530,933
Lam Research Corp. (Semiconductors & Equip.)		8,633	3,740,938
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,054	904,395
Marvell Technology, Inc. (Semiconductors & Equip.)		3,086	919,289
Micron Technology, Inc. (Semiconductors & Equip.)		5,209	6,012,697
Microsoft Corp. (Software)		37,915	14,143,053
Motorola Solutions, Inc. (Communications Equip.)		1,652	686,059
NVIDIA Corp. (Semiconductors & Equip.)		122,292	24,469,406
Oracle Corp. (Software)		3,305	484,348
Palantir Technologies, Inc. Class A (Software)	(a)	6,891	803,973
Palo Alto Networks, Inc. (Software)	(a)	2,125	724,667
Quantinuum, Inc. Class A (IT Svs.)	(a)	1,493	122,038

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	834	$1,896,291
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		977	942,805
Teradyne, Inc. (Semiconductors & Equip.)		921	445,617
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		1,259	804,148
Zscaler, Inc. (Software)	(a)	5,125	723,394
			102,617,056
Materials – 1.0%
Dow, Inc. (Chemicals)		17,041	466,242
Freeport-McMoRan, Inc. (Metals & Mining)		19,388	1,219,311
LyondellBasell Industries N.V. Class A (Chemicals)		14,446	760,582
Newmont Corp. (Metals & Mining)		8,093	755,886
Solstice Advanced Materials, Inc. (Chemicals)		5,053	447,696
			3,649,717
Real Estate – 1.0%
American Tower Corp. (Specialized REITs)		4,625	756,511
CubeSmart (Specialized REITs)		13,971	555,627
Digital Realty Trust, Inc. (Specialized REITs)		5,272	946,746
Equinix, Inc. (Specialized REITs)		399	415,913
VICI Properties, Inc. (Specialized REITs)		33,078	878,221
			3,553,018
Utilities – 1.5%
Ameren Corp. (Multi-Utilities)		6,045	683,327
DTE Energy Co. (Multi-Utilities)		3,683	561,179
NextEra Energy, Inc. (Electric Utilities)		9,674	849,087
PG&E Corp. (Electric Utilities)		33,507	563,588
Portland General Electric Co. (Electric Utilities)		16,755	868,412
PPL Corp. (Electric Utilities)		13,052	474,440
Sempra (Multi-Utilities)		2,710	251,244
WEC Energy Group, Inc. (Multi-Utilities)		9,593	1,120,174
			5,371,451
Total Common Stocks (Cost $176,091,300)			$263,914,995

Corporate Bonds–22.4%		Rate	Maturity	Face Amount	Value
Communication Services – 1.2%
Comcast Corp. (Diversified Telecom. Svs.)		3.250%	11/01/2039	$500,000	$381,114
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	753,221
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	1,000,000	906,157
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	991,278
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	592,700
Vodafone Group PLC (Wireless Telecom. Svs.)		5.350%	06/18/2036	500,000	495,786
					4,120,256
Consumer Discretionary – 0.4%
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	633,096
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	500,000	498,312
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	400,000	387,428
					1,518,836
Consumer Staples – 0.4%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(b)	5.600%	01/15/2031	600,000	583,639
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	891,964
					1,475,603
Energy – 1.2%
Columbia Pipelines Operating Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.507%	05/15/2036	1,000,000	1,004,020
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,026,334
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	1,003,325
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	742,090
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	500,000	495,198
					4,270,967
Financials – 12.3%
Antares Holdings LP (Capital Markets)	(b)	2.750%	01/15/2027	1,750,000	1,724,750
Antares Holdings LP (Capital Markets)	(b)	6.625%	06/10/2031	1,000,000	1,000,084
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,019,356

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Arch Capital Group Ltd. (Insurance)		5.950%	06/15/2056	$750,000	$756,830
Ares Strategic Income Fund (Capital Markets)		5.550%	04/15/2031	1,000,000	970,342
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	750,000	724,766
Banco Santander SA (Rate is fixed until 06/03/2036, then H15T5Y + 284) (Banks)	(c)	7.250%	Perpetual	500,000	508,232
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(c)	6.875%	10/27/2085	1,250,000	1,264,796
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	1,000,000	1,020,410
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	600,000	590,450
BNP Paribas SA (Rate is fixed until 04/17/2036, then H15T5Y + 294) (Banks)	(b)(c)	7.200%	Perpetual	500,000	503,135
BPCE SA (Rate is fixed until 01/13/2046, then SOFR + 211) (Banks)	(b)(c)	6.347%	01/13/2047	750,000	736,862
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,100,000	1,102,475
Capital One N.A. (Rate is fixed until 08/09/2028, then USISOA05 + 173) (Banks)	(c)	5.974%	08/09/2028	1,000,000	1,019,441
Charles Schwab Corp. / The (Rate is fixed until 05/21/2036, then SOFR + 128) (Capital Markets)	(c)	5.493%	05/21/2037	1,000,000	1,013,490
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(c)	5.299%	01/29/2036	750,000	742,696
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(c)	5.332%	08/25/2033	1,000,000	999,631
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(c)	5.600%	09/05/2035	1,000,000	981,877
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,015,555
First-Citizens Bank & Trust Co. (Rate is fixed until 07/13/2028, then SOFR + 115) (Banks)	(c)	5.097%	07/13/2029	500,000	500,690
Goldman Sachs Private Credit Corp. (Capital Markets)		5.875%	01/31/2031	1,000,000	987,747
Goldman Sachs Private Credit Corp. (Capital Markets)	(b)	6.150%	06/16/2031	700,000	694,924
HPS Corporate Lending Fund (Capital Markets)	(b)	5.650%	04/02/2031	975,000	946,327
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	500,000	489,211
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(b)(c)	4.950%	06/01/2042	500,000	436,439
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(b)	7.000%	07/15/2031	1,000,000	1,036,869
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(c)	5.400%	07/30/2035	1,000,000	998,209
Mercury General Corp. (Insurance)		6.250%	06/15/2036	500,000	508,759
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	500,000	493,324
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(c)	4.892%	10/22/2036	800,000	774,759
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(c)	5.297%	04/20/2037	1,000,000	995,901
MSD Investment Corp. (Capital Markets)	(b)	6.375%	06/12/2029	500,000	501,162
MSD Investment Corp. (Capital Markets)	(b)	6.125%	02/05/2031	500,000	488,239
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,006,558
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(c)	5.768%	02/15/2036	1,000,000	999,866
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(c)	5.957%	01/15/2036	900,000	893,301
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	700,000	691,420
Santander Holdings U.S.A. Inc. (Rate is fixed until 06/05/2031, then SOFR + 128) (Banks)	(c)	5.220%	06/05/2032	1,000,000	997,515
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	600,000	603,323
Societe Generale SA (Rate is fixed until 05/27/2031, then SOFR + 128) (Banks)	(b)(c)	5.371%	05/27/2032	500,000	502,925
Stellantis Finance U.S., Inc. (Financial Services)	(b)	2.691%	09/15/2031	1,000,000	851,755
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(c)	5.301%	02/27/2032	750,000	742,242
Truist Bank (Rate is fixed until 09/17/2029, then H15T5Y + 115) (Banks)	(c)	4.632%	09/17/2029	1,000,000	992,880
UBS Group AG (Rate is fixed until 12/05/2032, then USISSO05 + 309) (Capital Markets)	(b)(c)	6.875%	Perpetual	750,000	752,139
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(b)(c)	7.000%	Perpetual	750,000	758,241
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(b)(c)	7.000%	Perpetual	500,000	502,012
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(b)(c)	5.010%	03/23/2037	1,000,000	972,219
Unum Group (Insurance)		5.250%	12/15/2035	1,000,000	984,500
Valley National Bancorp (Rate is fixed until 06/01/2031, then TSFR3M + 243) (Banks)	(c)	6.219%	06/01/2036	750,000	747,191
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(c)	5.784%	09/11/2035	1,000,000	1,007,800
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	763,661
Western Alliance Bank (Rate is fixed until 11/15/2030, then H15T5Y + 285) (Banks)	(c)	6.537%	11/15/2035	500,000	496,520
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	400,000	392,194
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(c)	4.483%	02/09/2029	500,000	495,749
					43,701,749
Health Care – 0.2%
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	1,000,000	686,459
Industrials – 0.4%
CIMIC Finance Ltd. (Construction & Engineering)	(b)	6.000%	04/22/2036	1,000,000	985,802
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	375,000	376,516
					1,362,318
Information Technology – 0.9%
Oracle Corp. (Software)		5.350%	05/04/2033	1,000,000	971,373
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	892,515
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC (IT Svs.)	(b)	5.700%	04/15/2036	1,500,000	1,426,190
					3,290,078

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials – 0.2%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	$400,000	$420,022
Westlake Corp. (Chemicals)		6.375%	11/15/2055	250,000	246,872
					666,894
Real Estate – 1.8%
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	200,000	196,747
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	660,000	649,283
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,000,000	973,599
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	700,000	692,880
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	1,000,000	970,615
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,000,000	995,698
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	1,000,000	1,012,689
Store Capital LLC (Retail REITs)		5.400%	04/30/2030	1,000,000	1,006,803
					6,498,314
Utilities – 3.4%
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	755,812
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	840,401
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	986,419
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	795,837
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(c)	6.000%	02/15/2056	500,000	502,213
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	747,474
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	681,017
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(c)	6.100%	06/15/2056	500,000	501,028
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	672,726
Pacific Gas & Electric Co. (Electric Utilities)		6.300%	08/15/2056	1,000,000	995,968
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	650,000	666,285
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	750,000	744,965
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	743,052
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(c)	6.375%	04/01/2056	650,000	656,539
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.550%	04/30/2036	1,000,000	994,889
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(c)	5.750%	12/03/2056	1,000,000	988,262
					12,272,887
Total Corporate Bonds (Cost $83,595,209)					$79,864,361

Preferred Securities–1.0%		Rate	Quantity	Value
Financials – 1.0%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(c)	6.250%	1,000,000	$1,012,014
Charles Schwab Corp. / The (Rate is fixed until 06/01/2031, then H15T5Y + 225) (Capital Markets)	(c)	6.100%	750,000	750,165
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(c)	6.250%	600,000	606,120
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,011,838
Total Preferred Securities (Cost $3,350,000)				$3,380,137

Asset-Backed Securities–0.8%		Rate	Maturity	Face Amount	Value
Industrials – 0.8%
American Airlines 2025-1 Class A Pass Through Trust		4.900%	05/11/2038	$600,000	$584,592
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	1,411,801	1,218,995
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,235,212	1,125,433
Total Asset-Backed Securities (Cost $3,196,019)					$2,929,020
Total Investments – 98.1% (Cost $266,232,528)	(d)				$350,088,513
Other Assets in Excess of Liabilities – 1.9%	(e)				6,924,835
Net Assets – 100.0%					$357,013,348

Percentages are stated as a percent of net assets.

Abbreviations:
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 6/30/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.190% at 6/30/2026
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 6/30/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.734% at 6/30/2026
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.166% at 6/30/2026
USISSO05:	5 Year Secured Overnight Financing Rate ("SOFR") ICE Swap Rate, 3.880% at 6/30/2026

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2026, the value of these securities totaled $18,952,381, or 5.3% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2026.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $468,861 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	15	September 18, 2026	$5,635,864	$5,661,188	$25,324	$42,359
CBT U.S. Ultra Bond - Long	29	September 21, 2026	3,270,940	3,368,531	97,591	(21,750)
			$8,906,804	$9,029,719	$122,915	$20,609
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	34	September 21, 2026	$(3,705,938)	$(3,736,281)	$(30,343)	$17,230
CBT 10-Year U.S. Ultra Bond - Short	14	September 21, 2026	(1,554,302)	(1,574,563)	(20,261)	20,145
			$(5,260,240)	$(5,310,844)	$(50,604)	$37,375
Total Futures Contracts			$3,646,564	$3,718,875	$72,311	$57,984
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–97.0%		Shares	Value
Japan – 23.6%
Advantest Corp. (Information Technology)	(a)	12,500	$2,540,946
Anritsu Corp. (Information Technology)	(a)	1,600	43,926
Astellas Pharma, Inc. (Health Care)	(a)	23,300	313,241
Bridgestone Corp. (Consumer Discretionary)	(a)	21,900	461,106
Canon, Inc. (Information Technology)	(a)	31,200	797,285
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	4,400	203,717
CyberAgent, Inc. (Communication Services)	(a)	2,200	18,753
Daifuku Co. Ltd. (Industrials)	(a)	4,800	213,536
Dai-ichi Life Group, Inc. (Financials)	(a)	60,300	660,916
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	45,700	733,389
Daikin Industries Ltd. (Industrials)	(a)	3,400	516,457
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	8,200	221,989
Daiwa Securities Group, Inc. (Financials)	(a)	45,700	449,356
Denso Corp. (Consumer Discretionary)	(a)	111,000	1,282,142
Dentsu Group, Inc. (Communication Services)	(a)(b)	1,700	32,625
Disco Corp. (Information Technology)	(a)	2,000	1,016,469
DMG Mori Co. Ltd. (Industrials)	(a)	2,400	52,236
Eisai Co. Ltd. (Health Care)	(a)	7,100	179,432
ENEOS Holdings, Inc. (Energy)	(a)	251,500	1,851,413
FANUC Corp. (Industrials)	(a)	33,900	1,550,080
Fuji Electric Co. Ltd. (Industrials)	(a)	2,000	169,241
Fujikura Ltd. (Industrials)	(a)	11,700	454,176
Fujitsu Ltd. (Information Technology)	(a)	83,100	1,658,364
Hamamatsu Photonics KK (Information Technology)	(a)	19,100	318,384
Hitachi Construction Machinery Co. Ltd. (Industrials)	(a)	1,300	42,547
Hitachi Ltd. (Industrials)	(a)	128,300	3,565,399
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	20,900	189,338
Horiba Ltd. (Information Technology)	(a)	4,400	752,768
Hoya Corp. (Health Care)	(a)	6,300	1,015,991
Ibiden Co. Ltd. (Information Technology)	(a)	900	135,124
ITOCHU Corp. (Industrials)	(a)	240,200	2,761,963
Japan Post Holdings Co. Ltd. (Financials)	(a)	41,500	556,363
Japan Post Insurance Co. Ltd. (Financials)	(a)	5,100	48,089
Kajima Corp. (Industrials)	(a)	18,600	679,150
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	12,600	177,085
Kao Corp. (Consumer Staples)	(a)	19,200	380,623
KDDI Corp. (Communication Services)	(a)	20,600	347,500
Keyence Corp. (Information Technology)	(a)	1,400	705,358
Kioxia Holdings Corp. (Information Technology)	(a)(b)	4,500	2,554,839
Kobe Bussan Co. Ltd. (Consumer Staples)	(a)	6,300	102,343
LY Corp. (Communication Services)	(a)	87,900	235,129
M3, Inc. (Health Care)	(a)	11,100	123,972
Mitsubishi Corp. (Industrials)	(a)	66,400	1,786,101
Mitsubishi Electric Corp. (Industrials)	(a)	76,900	2,820,012
Mitsubishi HC Capital, Inc. (Financials)	(a)	15,500	125,417
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	89,500	2,037,865
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	216,700	4,298,915
Mitsui & Co. Ltd. (Industrials)	(a)	56,900	1,584,738
Mitsui Chemicals, Inc. (Materials)	(a)	28,000	370,099
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	138,400	1,275,067
Modec, Inc. (Energy)	(a)	300	17,101
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	33,600	2,421,603
NEC Corp. (Information Technology)	(a)	83,600	2,029,520
Nexon Co. Ltd. (Communication Services)	(a)	3,600	47,887
NGK Corp. (Industrials)	(a)	19,900	935,972
Nintendo Co. Ltd. (Communication Services)	(a)	26,500	1,112,856
Nitto Denko Corp. (Materials)	(a)	72,300	1,424,233
Nomura Holdings, Inc. (Financials)	(a)	63,400	553,228
Obayashi Corp. (Industrials)	(a)	58,500	1,184,171
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	73,500	1,082,143
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	207,700	1,060,095
Common Stocks (Continued)		Shares	Value
Japan (continued)
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	1,300	$36,501
Rakuten Group, Inc. (Consumer Discretionary)	(a)(b)	19,500	90,979
Recruit Holdings Co. Ltd. (Industrials)	(a)	28,700	1,997,791
Renesas Electronics Corp. (Information Technology)	(a)	39,500	1,193,213
Rohm Co. Ltd. (Information Technology)	(a)	4,500	150,722
SBI Holdings, Inc. (Financials)	(a)	8,900	144,758
Secom Co. Ltd. (Industrials)	(a)	400	15,895
Seiko Epson Corp. (Information Technology)	(a)	3,200	53,609
Sekisui Chemical Co. Ltd. (Industrials)	(a)	5,500	88,029
Shimizu Corp. (Industrials)	(a)	48,100	762,770
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	49,100	2,141,131
Shiseido Co. Ltd. (Consumer Staples)	(a)	11,400	184,352
SMC Corp. (Industrials)	(a)	200	88,993
SoftBank Corp. (Communication Services)	(a)	605,700	775,248
SoftBank Group Corp. (Communication Services)	(a)	50,200	1,883,385
Sony Financial Group, Inc. (Financials)	(a)	55,800	49,090
Sony Group Corp. (Consumer Discretionary)	(a)	210,800	4,227,095
Subaru Corp. (Consumer Discretionary)	(a)	3,100	45,681
Sumitomo Chemical Co. Ltd. (Materials)	(a)	309,300	983,820
Sumitomo Corp. (Industrials)	(a)	2,800	26,901
Sumitomo Electric Industries Ltd. (Consumer Discretionary)	(a)	25,100	463,311
Sumitomo Heavy Industries Ltd. (Industrials)	(a)	3,900	123,070
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	4,000	186,930
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	34,200	1,337,102
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	21,400	798,882
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	4,900	112,733
Suzuki Motor Corp. (Consumer Discretionary)	(a)	16,400	197,409
Taisei Corp. (Industrials)	(a)	6,000	531,761
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	18,900	596,699
TDK Corp. (Information Technology)	(a)	56,600	1,264,226
Terumo Corp. (Health Care)	(a)	17,800	244,934
Tokio Marine Holdings, Inc. (Financials)	(a)	6,700	296,680
Tokyo Electron Ltd. (Information Technology)	(a)	10,700	5,174,451
Tokyo Gas Co. Ltd. (Utilities)	(a)	10,300	387,303
Tokyo Ohka Kogyo Co. Ltd. (Materials)	(a)	400	28,456
Tokyo Seimitsu Co. Ltd. (Information Technology)	(a)	600	75,874
Tokyu Fudosan Holdings Corp. (Real Estate)	(a)	12,900	102,740
Toray Industries, Inc. (Materials)	(a)	29,600	205,472
Toyota Motor Corp. (Consumer Discretionary)	(a)	33,400	560,127
Trend Micro, Inc. (Information Technology)	(a)	14,100	523,514
Yaskawa Electric Corp. (Industrials)	(a)	400	17,603
			84,449,023
United Kingdom – 14.3%
3i Group PLC (Financials)	(a)	4,139	136,603
Anglo American PLC (Materials)	(a)	7,696	376,930
AstraZeneca PLC (Health Care)	(a)	31,712	5,932,632
Aviva PLC (Financials)	(a)	3,730	32,183
BAE Systems PLC (Industrials)	(a)	91,530	2,239,200
Balfour Beatty PLC (Industrials)	(a)	19,011	218,902
Barclays PLC (Financials)	(a)	776,336	5,213,495
Barratt Redrow PLC (Consumer Discretionary)	(a)	14,949	55,781
BP PLC (Energy)	(a)	270,607	1,665,429
British American Tobacco PLC (Consumer Staples)	(a)	11,207	691,227
Centrica PLC (Utilities)	(a)	10,169	23,046
Compass Group PLC (Consumer Discretionary)	(a)	33,625	1,086,404
Endeavour Mining PLC (Materials)	(a)	375	18,554
GSK PLC (Health Care)	(a)	80,405	2,109,743
Halma PLC (Information Technology)	(a)	4,435	231,700

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
HSBC Holdings PLC (Financials)	(a)	281,443	$5,346,137
IG Group Holdings PLC (Financials)	(a)	22,415	537,912
IMI PLC (Industrials)	(a)	258	10,150
Imperial Brands PLC (Consumer Staples)	(a)	65,564	2,424,161
InterContinental Hotels Group PLC (Consumer Discretionary)	(a)	3,878	668,897
J Sainsbury PLC (Consumer Staples)	(a)	195,487	829,621
Lloyds Banking Group PLC (Financials)	(a)	1,325,338	1,955,623
London Stock Exchange Group PLC (Financials)	(a)	491	53,168
NatWest Group PLC (Financials)	(a)	228,680	2,015,580
Next PLC (Consumer Discretionary)	(a)	8,495	1,639,403
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	3,448	224,786
RELX PLC (Industrials)	(a)	1,551	48,853
Rio Tinto PLC (Materials)	(a)	12,474	1,179,824
Rolls-Royce Holdings PLC (Industrials)	(a)	68,089	1,307,320
Sage Group PLC / The (Information Technology)	(a)	127,066	1,376,095
Shell PLC (Energy)	(a)	134,496	5,209,608
Smiths Group PLC (Industrials)	(a)	42,433	1,441,820
Standard Chartered PLC (Financials)	(a)	7,462	202,256
Tesco PLC (Consumer Staples)	(a)	137,630	840,373
Unilever PLC (Consumer Staples)	(a)	19,017	1,141,456
Vodafone Group PLC (Communication Services)	(a)	1,822,092	2,407,539
Weir Group PLC / The (Industrials)	(a)	781	24,922
			50,917,333
France – 9.6%
Air Liquide SA (Materials)	(a)	4,303	852,141
AXA SA (Financials)	(a)	101,386	5,081,135
BNP Paribas SA (Financials)	(a)	30,744	3,593,268
Bureau Veritas SA (Industrials)	(a)	28,730	880,089
Capgemini SE (Information Technology)	(a)	1,134	114,051
Cie de Saint-Gobain SA (Industrials)	(a)	890	80,576
Credit Agricole SA (Financials)	(a)	27,433	551,840
Danone SA (Consumer Staples)	(a)	7,025	576,143
Dassault Systemes SE (Information Technology)	(a)	1,275	25,969
EssilorLuxottica SA (Health Care)	(a)	12,954	2,430,334
Hermes International SCA (Consumer Discretionary)	(a)	110	201,283
Ipsen SA (Health Care)	(a)	4,456	859,621
Legrand SA (Industrials)	(a)	722	121,868
L'Oreal SA (Consumer Staples)	(a)	2,794	1,225,808
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	5,707	3,160,358
Pernod Ricard SA (Consumer Staples)	(a)	1,930	140,928
Publicis Groupe SA (Communication Services)	(a)	17,764	1,755,756
Safran SA (Industrials)	(a)	3,899	1,541,517
Sanofi SA (Health Care)	(a)	47,075	4,022,677
Schneider Electric SE (Industrials)	(a)	3,633	1,191,928
Societe Generale SA (Financials)	(a)	12,366	1,094,978
Thales SA (Industrials)	(a)	4,073	1,046,455
TotalEnergies SE (Energy)	(a)	18,959	1,472,750
Vinci SA (Industrials)	(a)	16,059	2,348,718
			34,370,191
Germany – 9.3%
Allianz SE (Financials)	(a)	9,503	4,497,227
BASF SE (Materials)	(a)	22,728	1,214,924
Daimler Truck Holding AG (Industrials)	(a)	638	30,768
Deutsche Bank AG (Financials)	(a)	58,361	1,976,047
Deutsche Boerse AG (Financials)	(a)	4,655	1,270,197
Deutsche Post AG (Industrials)	(a)	50,588	3,069,668
Deutsche Telekom AG (Communication Services)	(a)	140,291	3,823,511
Evonik Industries AG (Materials)	(a)	8,518	154,562
Common Stocks (Continued)		Shares	Value
Germany (continued)
Fresenius Medical Care AG (Health Care)	(a)	18,965	$858,045
Fresenius SE & Co. KGaA (Health Care)	(a)	3,491	159,421
Heidelberg Materials AG (Materials)	(a)	244	46,544
Infineon Technologies AG (Information Technology)	(a)	5,427	506,646
KION Group AG (Industrials)	(a)	7,573	335,579
LEG Immobilien SE (Real Estate)	(a)	807	50,955
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	4,399	220,799
Merck KGaA (Health Care)	(a)	2,002	335,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	2,800	1,563,072
Nemetschek SE (Information Technology)	(a)	1,062	64,232
Rational AG (Industrials)	(a)	366	267,905
Rheinmetall AG (Industrials)	(a)	268	303,354
RWE AG (Utilities)	(a)	15,930	1,032,078
SAP SE (Information Technology)	(a)	19,331	2,960,401
Siemens AG (Industrials)	(a)	14,050	4,514,691
Siemens Energy AG (Industrials)	(a)	18,522	3,510,422
Siemens Healthineers AG (Health Care)	(a)	1,106	43,221
Vonovia SE (Real Estate)	(a)	21,612	533,259
			33,343,509
Switzerland – 7.9%
ABB Ltd. (Industrials)	(a)	61,438	6,666,091
Accelleron Industries AG (Industrials)	(a)	1,554	159,741
BKW AG (Utilities)	(a)	406	68,356
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	575	133,426
Givaudan SA (Materials)	(a)	5	21,188
Glencore PLC (Materials)	(a)	141,917	967,971
Helvetia Baloise Holding AG (Financials)	(a)	264	68,171
Holcim AG (Materials)	(a)	4,477	405,330
Julius Baer Group Ltd. (Financials)	(a)	1,409	121,790
Kuehne + Nagel International AG (Industrials)	(a)	210	50,953
Logitech International SA (Information Technology)	(a)	12,439	1,166,597
Nestle SA (Consumer Staples)	(a)	49,534	5,086,848
Novartis AG (Health Care)	(a)	22,873	3,581,621
Roche Holding AG (Health Care)	(a)	10,656	4,386,250
Roche Holding Ltd. (Health Care)	(a)	1,066	447,666
Schindler Holding AG - Participation Certificates (Industrials)	(a)	1,521	504,184
Schindler Holding AG - Registered Shares (Industrials)	(a)	544	173,001
SGS SA (Industrials)	(a)	6,072	703,698
Sonova Holding AG (Health Care)	(a)	197	46,788
UBS Group AG (Financials)	(a)	50,909	2,521,963
VAT Group AG (Industrials)	(a)	438	383,186
Zurich Insurance Group AG (Financials)	(a)	530	391,431
			28,056,250
Netherlands – 7.0%
Adyen N.V. (Financials)	(a)(b)	254	237,210
Argenx SE (Health Care)	(a)(b)	797	739,311
ASM International N.V. (Information Technology)	(a)	1,531	1,752,542
ASML Holding N.V. (Information Technology)	(a)	7,735	15,340,375
ING Groep N.V. (Financials)	(a)	67,004	2,119,830
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	34,060	1,370,755
Koninklijke Philips N.V. (Health Care)	(a)	36,376	988,405
QIAGEN N.V. (Health Care)	(a)	8,460	327,817
Wolters Kluwer N.V. (Industrials)	(a)	35,298	2,281,349
			25,157,594
Australia – 6.5%
AGL Energy Ltd. (Utilities)	(a)	87,948	507,902
APA Group (Utilities)	(a)	15,787	110,922

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Australia (continued)
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	49,338	$2,101,942
Aurizon Holdings Ltd. (Industrials)	(a)	46,034	133,282
BHP Group Ltd. (Materials)	(a)	122,371	5,107,616
Brambles Ltd. (Industrials)	(a)	10,465	141,287
Cochlear Ltd. (Health Care)	(a)	1,868	157,827
Coles Group Ltd. (Consumer Staples)	(a)	33,433	564,424
Commonwealth Bank of Australia (Financials)	(a)	11,562	1,321,460
Computershare Ltd. (Industrials)	(a)	38,258	1,015,549
CSL Ltd. (Health Care)	(a)	9,909	789,209
Evolution Mining Ltd. (Materials)	(a)	145,476	1,187,942
Fortescue Ltd. (Materials)	(a)	140,082	1,865,983
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	8,974	498,935
Macquarie Group Ltd. (Financials)	(a)	16,461	2,864,736
Mineral Resources Ltd. (Materials)	(a)(b)	1,566	67,762
Mirvac Group (Real Estate)	(a)	139,800	166,917
National Australia Bank Ltd. (Financials)	(a)	21,008	552,561
Orica Ltd. (Materials)	(a)	55,048	905,783
Origin Energy Ltd. (Utilities)	(a)	21,096	160,368
Perseus Mining Ltd. (Materials)	(a)	5,316	17,724
PLS Group Ltd. (Materials)	(a)(b)	6,239	21,841
REA Group Ltd. (Communication Services)	(a)	3,211	310,257
Regis Resources Ltd. (Materials)	(a)	121,806	509,843
Rio Tinto Ltd. (Materials)	(a)	7,419	883,415
Santos Ltd. (Energy)	(a)	118,775	589,690
Stockland (Real Estate)	(a)	57,813	163,805
Westgold Resources Ltd. (Materials)	(a)	41,726	136,189
WiseTech Global Ltd. (Information Technology)	(a)	1,633	37,813
Woodside Energy Group Ltd. (Energy)	(a)	14,734	285,255
			23,178,239
Spain – 5.1%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	9,972	1,472,537
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	74,813	1,876,762
Banco Santander SA (Financials)	(a)	430,061	5,949,519
CaixaBank SA (Financials)	(a)	54,018	766,713
Enagas SA (Utilities)	(a)	23,158	447,974
Grifols SA (Health Care)	(a)	7,189	73,647
Iberdrola SA (Utilities)	(a)	165,072	4,119,916
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	18,038	1,136,831
Naturgy Energy Group SA (Utilities)	(a)	33,003	1,035,600
Telefonica SA (Communication Services)	(a)	377,576	1,517,564
			18,397,063
Italy – 3.8%
Amplifon SpA (Health Care)	(a)	26,553	287,644
Banca Mediolanum SpA (Financials)	(a)	3,264	81,286
Enel SpA (Utilities)	(a)	346,556	3,981,768
Eni SpA (Energy)	(a)	21,303	498,291
Generali (Financials)	(a)	12,982	632,158
Intesa Sanpaolo SpA (Financials)	(a)	448,061	3,069,216
Leonardo SpA (Industrials)	(a)	2,863	153,530
Poste Italiane SpA (Financials)	(a)	19,400	634,570
Prysmian SpA (Industrials)	(a)	415	69,714
Snam SpA (Utilities)	(a)	70,956	510,713
UniCredit SpA (Financials)	(a)	39,014	3,490,475
			13,409,365
Sweden – 2.3%
Assa Abloy AB Class B (Industrials)	(a)	21,056	743,789
Atlas Copco AB Class A (Industrials)	(a)	23,360	474,180
Atlas Copco AB Class B (Industrials)	(a)	1,182	20,948
Evolution AB (Consumer Discretionary)	(a)(b)	649	44,725
H & M Hennes & Mauritz AB Class B (Consumer Discretionary)	(a)	49,314	848,418
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Hexagon AB Class B (Information Technology)	(a)	83,447	$690,285
Indutrade AB (Industrials)	(a)	1,978	40,919
Sandvik AB (Industrials)	(a)	41,474	1,712,024
Securitas AB Class B (Industrials)	(a)	22,482	369,217
Skandinaviska Enskilda Banken AB Class A (Financials)	(a)	23,708	471,846
Skanska AB Class B (Industrials)	(a)	13,977	374,077
SKF AB (Industrials)	(a)	8,836	226,888
Svenska Handelsbanken AB Class A (Financials)	(a)	27,528	405,064
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	593	28,267
Tele2 AB Class B (Communication Services)	(a)	61,044	1,061,847
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	31,038	346,451
Trelleborg AB Class B (Industrials)	(a)	487	20,283
Volvo AB Class B (Industrials)	(a)	9,114	309,850
			8,189,078
Hong Kong – 2.1%
AIA Group Ltd. (Financials)	(a)	342,200	3,138,641
CK Hutchison Holdings Ltd. (Industrials)	(a)	183,000	1,555,417
Galaxy Entertainment Group Ltd. (Consumer Discretionary)	(a)	106,000	399,158
Guotai Junan International Holdings Ltd. (Financials)	(a)	471,000	118,418
Insilico Medicine Cayman TopCo (Health Care)	(a)(b)	15,500	78,871
Jardine Matheson Holdings Ltd. (Industrials)	(a)	8,100	500,627
Link REIT (Real Estate)	(a)	106,300	495,900
SITC International Holdings Co. Ltd. (Industrials)	(a)	52,000	208,815
Techtronic Industries Co. Ltd. (Industrials)	(a)	41,500	692,827
WH Group Ltd. (Consumer Staples)	(a)	143,000	151,597
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	12,000	32,874
			7,373,145
Denmark – 1.4%
AP Moller - Maersk A/S Class B (Industrials)	(a)	176	417,615
AP Moller - Maersk A/S Class A (Industrials)	(a)	99	228,454
Danske Bank A/S (Financials)	(a)	14,741	790,885
Genmab A/S (Health Care)	(a)(b)	1,675	458,844
Novo Nordisk A/S Class B (Health Care)	(a)	35,818	1,718,361
Tryg A/S (Financials)	(a)	15,056	342,817
Vestas Wind Systems A/S (Industrials)	(a)	32,942	930,737
			4,887,713
Israel – 0.9%
Bank Hapoalim BM (Financials)	(a)	28,931	667,243
Bank Leumi Le-Israel BM (Financials)	(a)	42,406	948,662
Elbit Systems Ltd. (Industrials)	(a)	367	279,125
Israel Discount Bank Ltd. Class A (Financials)	(a)	29,764	295,187
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	9,082	600,461
Nova Ltd. (Information Technology)	(a)(b)	351	186,588
Tower Semiconductor Ltd. (Information Technology)	(a)(b)	678	174,545
			3,151,811
Norway – 0.8%
Aker BP ASA (Energy)	(a)	32,750	996,239
DNB Bank ASA (Financials)	(a)	20,158	599,596
Equinor ASA (Energy)	(a)	18,985	596,568
Kongsberg Gruppen ASA (Industrials)	(a)	5,847	176,289
Mowi ASA (Consumer Staples)	(a)	839	15,518
Telenor ASA (Communication Services)	(a)	27,049	388,736
			2,772,946
Singapore – 0.7%
DBS Group Holdings Ltd. (Financials)	(a)	33,300	1,682,543

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd. (Industrials)	(a)	28,700	$231,570
Singapore Telecommunications Ltd. (Communication Services)	(a)	158,400	542,785
			2,456,898
Belgium – 0.4%
Ageas SA / N.V. (Financials)	(a)	3,883	310,651
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	5,347	440,843
UCB SA (Health Care)	(a)	2,399	718,338
Umicore SA (Materials)	(a)	3,585	83,648
			1,553,480
Austria – 0.4%
Erste Group Bank AG (Financials)	(a)	8,733	1,169,988
OMV AG (Energy)	(a)	4,635	290,778
			1,460,766
Finland – 0.4%
Nokia Oyj (Information Technology)	(a)	60,180	796,662
Wartsila OYJ Abp (Industrials)	(a)	13,799	526,784
			1,323,446
Portugal – 0.3%
EDP SA (Utilities)	(a)	200,688	1,050,655
Common Stocks (Continued)		Shares	Value
Macao – 0.2%
Sands China Ltd. (Consumer Discretionary)	(a)	416,800	$696,548
Ireland – 0.0%
Experian PLC (Industrials)	(a)	1,233	41,463
Kerry Group PLC Class A (Consumer Staples)	(a)	753	69,153
			110,616
Czech Republic – 0.0%
CSG N.V. (Industrials)	(a)(b)	4,442	64,850
Chile – 0.0%
Antofagasta PLC (Materials)	(a)	1,055	53,585
Total Common Stocks (Cost $305,864,210)			$346,424,104

Rights–0.0%		Shares	Value
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA (Industrials)	(b)(c)	9,972	$20,931
Total Rights (Cost $21,255)			$20,931
Total Investments – 97.0% (Cost $305,885,465)	(d)		$346,445,035
Other Assets in Excess of Liabilities – 3.0%	(e)		10,547,711
Net Assets – 100.0%			$356,992,746

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $346,424,104 or 97.0%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
As discussed in Note 2 of the Notes to Financial Statements, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $20,931 or 0.0% of the Portfolio’s net assets. Other
Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $271,667 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	44	September 18, 2026	$6,962,375	$6,919,660	$(42,715)	$23,290
Total Futures Contracts			$6,962,375	$6,919,660	$(42,715)	$23,290
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–99.8%		Shares	Value
Communication Services – 17.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		82,340	$29,425,846
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	1,777	203,093
Live Nation Entertainment, Inc. (Entertainment)	(a)	11,172	2,045,705
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,079	7,930,560
ROBLOX Corp. Class A (Entertainment)	(a)	32,154	1,748,535
Space Exploration Technologies Corp. Class A (Diversified Telecom. Svs.)	(a)	5,100	871,386
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	18,605	1,025,307
			43,250,432
Consumer Discretionary – 10.7%
Amazon.com, Inc. (Broadline Retail)	(a)	50,880	12,126,739
BYD Co. Ltd. (Automobiles)	(b)	118,878	1,100,942
Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)		21,110	603,113
D.R. Horton, Inc. (Household Durables)		5,139	837,040
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,521	755,513
eBay, Inc. (Broadline Retail)		5,792	647,256
Etsy, Inc. (Broadline Retail)	(a)	11,227	845,730
Games Workshop Group PLC (Leisure Products)	(b)	2,809	805,254
Kering SA (Textiles, Apparel & Luxury Goods)	(b)	783	222,640
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,588	264,085
Lowe's Cos., Inc. (Specialty Retail)		18,087	3,988,003
Savers Value Village, Inc. (Broadline Retail)	(a)	37,247	375,822
Sea Ltd. – ADR (Broadline Retail)	(a)	2,746	263,149
Tesla, Inc. (Automobiles)	(a)	8,856	3,724,834
			26,560,120
Consumer Staples – 1.6%
British American Tobacco PLC – ADR (Tobacco)		23,691	1,463,156
Philip Morris International, Inc. (Tobacco)		13,849	2,505,423
			3,968,579
Financials – 3.9%
Arthur J. Gallagher & Co. (Insurance)		6,947	1,594,823
Bullish (Capital Markets)	(a)	14,920	349,576
Coinbase Global, Inc. Class A (Capital Markets)	(a)	1,305	190,778
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	6,679	205,112
Goldman Sachs Group, Inc. / The (Capital Markets)		1,680	1,699,101
Interactive Brokers Group, Inc. Class A (Capital Markets)		6,345	552,269
Moody's Corp. (Capital Markets)		255	115,495
Morgan Stanley (Capital Markets)		11,596	2,424,028
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	3,380	338,946
Rocket Cos., Inc. Class A (Financial Services)	(a)	55,711	877,448
Toast, Inc. Class A (Financial Services)	(a)	46,135	1,283,476
			9,631,052
Health Care – 13.2%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	9,875	378,607
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	15,008
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,429	1,084,315
Beam Therapeutics, Inc. (Biotechnology)	(a)	22,130	759,502
Biogen, Inc. (Biotechnology)	(a)	12,615	2,725,597
BioNTech SE – ADR (Biotechnology)	(a)	9,259	861,550
Bio-Techne Corp. (Life Sciences Tools & Svs.)		2,824	199,516
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	2,186	$42,518
Chemometec A (Life Sciences Tools & Svs.)	(b)	3,662	203,021
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	37,883	85,616
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	8,974	780,289
Cytokinetics, Inc. (Biotechnology)	(a)	9,503	809,561
Eikon Therapeutics, Inc. (Biotechnology)	(a)	1,300	16,965
Eli Lilly & Co. (Pharmaceuticals)		7,979	9,570,252
Gilead Sciences, Inc. (Biotechnology)		18,958	2,395,154
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	781
Immuneering Corp. Class A (Biotechnology)	(a)	6,769	33,777
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	4,330	137,477
Janux Therapeutics, Inc. (Biotechnology)	(a)	3,773	57,953
Kardigan, Inc. (Pharmaceuticals)	(a)	2,921	69,666
Krystal Biotech, Inc. (Biotechnology)	(a)	476	176,915
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,454	99,751
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	22,645	27,853
Moderna, Inc. (Biotechnology)	(a)	7,802	546,374
Natera, Inc. (Biotechnology)	(a)	1,739	472,051
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	9,903	335,613
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	1,689
Royalty Pharma PLC Class A (Pharmaceuticals)		137,117	7,688,150
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	2,015
Spyre Therapeutics, Inc. (Biotechnology)	(a)	736	65,342
UCB SA (Pharmaceuticals)	(b)	8,265	2,474,806
Vor BioPharma, Inc. (Biotechnology)	(a)	324	5,965
XOMA Royalty Corp. (Biotechnology)	(a)	6,031	256,317
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	15,546	222,930
			32,602,896
Industrials – 8.5%
Boeing Co. / The (Aerospace & Defense)	(a)	248	53,684
Carpenter Technology Corp. (Aerospace & Defense)		5,579	3,441,350
Deere & Co. (Machinery)		4,776	3,029,560
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	5,915	1,411,059
Furukawa Electric Co. Ltd. (Electrical Equip.)	(b)	19,050	566,535
GE Vernova, Inc. (Electrical Equip.)		2,324	2,730,375
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		12,397	4,633,131
Ingersoll Rand, Inc. (Machinery)		13,494	1,106,373
Loar Holdings, Inc. (Aerospace & Defense)	(a)	57	4,595
Nextpower, Inc. Class A (Electrical Equip.)	(a)	6,283	748,557
Simpson Manufacturing Co., Inc. (Building Products)		541	113,258
UL Solutions, Inc. Class A (Professional Svs.)		14,744	1,501,824
Westinghouse Air Brake Technologies Corp. (Machinery)		6,551	1,766,149
			21,106,450
Information Technology – 43.3%
Accenture PLC Class A (IT Svs.)		185	23,021
Appfolio, Inc. Class A (Software)	(a)	450	72,157
Apple, Inc. (Tech. Hardware, Storage & Periph.)		38,257	11,070,046
AppLovin Corp. Class A (Software)	(a)	1,092	562,631
Arista Networks, Inc. (Communications Equip.)	(a)	24,999	4,246,830
ASML Holding N.V. (Semiconductors & Equip.)		2,447	4,868,160
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	436	210,597
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	4,178	1,371,903
BitMine Immersion Technologies, Inc. (Software)		5,179	68,932
Broadcom, Inc. (Semiconductors & Equip.)		18,323	6,921,513

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Cerebras Systems, Inc. Class A (Semiconductors & Equip.)	(a)	994	$219,674
Corning, Inc. (Electronic Equip., Instr. & Comp.)		11,699	2,988,276
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,731	2,084,135
Figma, Inc. Class A (Software)	(a)	706	12,772
Intel Corp. (Semiconductors & Equip.)	(a)	16,982	2,371,197
Micron Technology, Inc. (Semiconductors & Equip.)		8,967	10,350,518
NVIDIA Corp. (Semiconductors & Equip.)		157,112	31,436,540
Palo Alto Networks, Inc. (Software)	(a)	10,470	3,570,479
SailPoint, Inc. (Software)	(a)	1,877	27,479
Samsara, Inc. Class A (Software)	(a)	28,652	929,184
ServiceTitan, Inc. Class A (Software)	(a)	14,160	1,001,254
Shopify, Inc. Class A (IT Svs.)	(a)	34,748	3,967,527
SiTime Corp. (Semiconductors & Equip.)	(a)	3,852	2,871,897
Synopsys, Inc. (Software)	(a)	5,539	2,470,782
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		26,447	12,630,294
Zeta Global Holdings Corp. Class A (Software)	(a)	23,575	463,956
Zscaler, Inc. (Software)	(a)	1,206	170,227
			106,981,981
Materials – 0.9%
Eagle Materials, Inc. (Construction Materials)		516	116,100
Martin Marietta Materials, Inc. (Construction Materials)		1,834	1,057,668
Vale SA – ADR (Metals & Mining)		74,503	1,120,525
			2,294,293
Common Stocks (Continued)		Shares	Value
Real Estate – 0.2%
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	31,580	$389,381
Total Common Stocks (Cost $196,510,511)			$246,785,184

Rights–0.0%		Quantity	Value
Health Care – 0.0%
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $184) (Biotechnology)	(a)(c)	399	$183
Centessa Pharmaceuticals PLC CVR (Acquired June 25, 2026, Cost $28,455) (Pharmaceuticals)	(a)(c)	11,382	28,455
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(a)(c)	33,274	—
Total Rights (Cost $72,927)			$28,638
Total Investments – 99.8% (Cost $196,583,438)	(d)		$246,813,822
Other Assets in Excess of Liabilities – 0.2%			401,904
Net Assets – 100.0%			$247,215,726

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $9,181,467 or 3.7% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At June 30, 2026, the value of restricted securities in the Portfolio totaled $28,638, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.1%		Shares	Value
Communication Services – 2.0%
Cinemark Holdings, Inc. (Entertainment)		6,250	$198,313
DoubleVerify Holdings, Inc. (Media)	(a)	30,070	325,959
Iridium Communications, Inc. (Diversified Telecom. Svs.)		9,200	504,620
Liftoff Mobile, Inc. (Media)	(a)	30,623	735,564
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	93,570	718,618
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,740	699,202
Match Group, Inc. (Interactive Media & Svs.)		19,668	748,367
People, Inc. (Interactive Media & Svs.)	(a)	11,103	512,514
Sphere Entertainment Co. (Entertainment)	(a)	2,400	415,272
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		9,780	361,958
Uniti Group, Inc. (Diversified Telecom. Svs.)	(a)	24,450	280,441
Versant Media Group, Inc. (Media)		12,114	436,225
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	66,106
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	7,200	377,064
			6,380,223
Consumer Discretionary – 11.5%
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,609	311,482
Acushnet Holdings Corp. (Leisure Products)		880	104,306
Adient PLC (Automobile Components)	(a)	10,880	199,974
ADT, Inc. (Diversified Consumer Svs.)		51,772	336,518
Advance Auto Parts, Inc. (Specialty Retail)		5,903	367,285
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,936	389,291
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,060	502,666
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	5,014	355,392
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,799	638,232
Buckle, Inc. / The (Specialty Retail)		2,600	109,720
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	17,890	539,920
Callaway Golf Co. (Leisure Products)	(a)	15,530	291,809
CarMax, Inc. (Specialty Retail)	(a)	12,303	650,706
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,100	292,236
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	23,958	1,880,224
Cavco Industries, Inc. (Household Durables)	(a)	300	184,314
Century Communities, Inc. (Household Durables)		6,460	462,924
Champion Homes, Inc. (Household Durables)	(a)	5,300	467,036
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,260	259,300
Covista, Inc. (Diversified Consumer Svs.)	(a)	3,600	448,776
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	73,554
Dana, Inc. (Automobile Components)		6,870	186,933
Dorman Products, Inc. (Automobile Components)	(a)	2,420	330,209
Etsy, Inc. (Broadline Retail)	(a)	9,840	741,247
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,261	563,381
Gentherm, Inc. (Automobile Components)	(a)	12,320	420,235
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)		600	20,226
Green Brick Partners, Inc. (Household Durables)	(a)	6,030	482,641
Group 1 Automotive, Inc. (Specialty Retail)		1,002	291,752
Installed Building Products, Inc. (Household Durables)		2,028	466,116
Kohl's Corp. (Broadline Retail)		5,490	97,283
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		4,400	366,696
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	12,000	$435,840
LCI Industries (Automobile Components)		2,250	238,230
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	13,590	555,016
Lincoln Educational Services Corp. (Diversified Consumer Svs.)	(a)	39,775	1,984,772
LKQ Corp. (Distributors)		24,490	644,822
M/I (Household Durables)	(a)	2,180	350,522
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		3,050	310,734
Matthews International Corp. Class A (Diversified Consumer Svs.)		10,500	282,660
Meritage Homes Corp. (Household Durables)		5,820	488,007
Mohawk Industries, Inc. (Household Durables)	(a)	4,970	603,010
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		2,790	367,192
Murphy U.S.A., Inc. (Specialty Retail)		3,159	1,702,290
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	107,977
Navan, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	58,089	1,328,495
Patrick Industries, Inc. (Automobile Components)		2,920	262,158
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	52,250	308,797
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	24,430	521,825
Phinia, Inc. (Automobile Components)		5,200	428,324
Pool Corp. (Distributors)		2,790	599,571
Red Rock Resorts, Inc. Class A (Hotels, Restaurants & Leisure)		4,676	304,221
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	72,578	2,158,470
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,990	223,520
SharkNinja, Inc. (Household Durables)	(a)	14,909	2,270,193
Signet Jewelers Ltd. (Specialty Retail)		4,094	352,903
Sonic Automotive, Inc. Class A (Specialty Retail)		3,800	322,202
Sonos, Inc. (Household Durables)	(a)	9,149	123,786
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,700	282,070
Stride, Inc. (Diversified Consumer Svs.)	(a)	4,230	364,795
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		7,194	1,390,097
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	6,500	278,005
Urban Outfitters, Inc. (Specialty Retail)	(a)	5,330	377,684
Victoria's Secret & Co. (Specialty Retail)	(a)	7,473	623,846
Wendy's Co. / The (Hotels, Restaurants & Leisure)		30,960	256,658
Winmark Corp. (Specialty Retail)		600	253,848
Winnebago Industries, Inc. (Automobiles)		1,670	52,171
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		10,600	175,218
YETI Holdings, Inc. (Leisure Products)	(a)	40,696	2,016,894
			36,179,207
Consumer Staples – 3.2%
Cal-Maine Foods, Inc. (Food Products)		3,925	316,198
Campbell's Company / The (Food Products)		17,110	381,040
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	29,247	2,810,637
Conagra Brands, Inc. (Food Products)		41,500	558,590
Energizer Holdings, Inc. (Household Products)		950	20,368
Fresh Del Monte Produce Corp. (Food Products)		2,546	71,059

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Freshpet, Inc. (Food Products)	(a)	30,287	$1,790,567
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	22,340	222,953
Interparfums, Inc. (Personal Care Products)		1,775	198,552
J & J Snack Foods Corp. (Food Products)		3,450	253,402
Lamb Weston Holdings, Inc. (Food Products)		12,410	535,864
Once Upon a Farm PBC (Food Products)	(a)	39,777	814,633
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		2,500	488,350
Reynolds Consumer Products, Inc. (Household Products)		11,390	305,821
Simply Good Foods Co. / The (Food Products)	(a)	14,900	197,872
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6,440	294,115
Universal Corp. (Tobacco)		1,179	61,508
Vita Coco Co., Inc. / The (Beverages)	(a)	3,915	258,938
WD-40 Co. (Household Products)		2,050	499,462
			10,079,929
Energy – 4.2%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		78,723	1,790,948
Archrock, Inc. (Energy Equip. & Svs.)		15,290	622,456
Bristow Group, Inc. (Energy Equip. & Svs.)		5,740	237,177
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,120	313,528
California Resources Corp. (Oil, Gas & Consumable Fuels)		7,230	382,250
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,800	205,896
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		5,143	411,543
Crescent Energy Co. Class A (Oil, Gas & Consumable Fuels)		21,700	213,094
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		8,410	275,343
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	10,340	256,432
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		2,600	199,134
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		8,759	423,410
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		8,313	624,556
Liberty Energy, Inc. (Energy Equip. & Svs.)		14,190	371,636
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		18,380	470,160
Matador Resources Co. (Oil, Gas & Consumable Fuels)		26,237	1,306,078
Noble Corp. PLC (Energy Equip. & Svs.)		11,020	411,046
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		11,600	210,540
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	5,714	231,531
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	159,267
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		30,860	283,295
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		12,054	278,689
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		89,155	1,641,344
SM Energy Co. (Oil, Gas & Consumable Fuels)		21,383	558,096
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	4,270	284,510
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	82,526	879,727
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	119,902
			13,161,588
Common Stocks (Continued)		Shares	Value
Financials – 14.0%
Acadian Asset Management, Inc. (Capital Markets)		4,327	$309,467
Accelerant Holdings Class A (Insurance)	(a)	68,962	808,235
Ameris Bancorp (Banks)		6,360	574,054
ARMOUR Residential REIT, Inc. (Mortgage REIT)		7,698	134,330
Assured Guaranty Ltd. (Insurance)		3,800	304,608
Atlantic Union Bankshares Corp. (Banks)		14,125	597,629
Axos Financial, Inc. (Banks)	(a)	5,590	544,410
Banc of California, Inc. (Banks)		22,480	459,266
BancFirst Corp. (Banks)		2,200	244,486
Bancorp, Inc. / The (Banks)	(a)	4,570	286,265
Bank of Hawaii Corp. (Banks)		40	3,260
BankUnited, Inc. (Banks)		7,450	360,952
Beacon Financial Corp. (Banks)		16,076	489,514
BGC Group, Inc. Class A (Capital Markets)		31,780	339,728
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		13,900	235,605
Bread Financial Holdings, Inc. (Consumer Finance)		3,710	401,978
Cathay General Bancorp (Banks)		5,830	361,402
Chime Financial, Inc. Class A (Financial Services)	(a)	42,247	865,219
Cohen & Steers, Inc. (Capital Markets)		4,044	307,910
Community Financial System, Inc. (Banks)		5,240	351,709
Credit Acceptance Corp. (Consumer Finance)	(a)	500	318,370
Customers Bancorp, Inc. (Banks)	(a)	2,500	197,750
CVB Financial Corp. (Banks)		14,809	333,943
Dave, Inc. (Consumer Finance)	(a)	5,448	2,029,870
Eastern Bankshares, Inc. (Banks)		18,490	411,218
Ellington Financial, Inc. (Mortgage REIT)		19,600	266,756
Enact Holdings, Inc. (Financial Services)		7,320	334,597
Enova International, Inc. (Consumer Finance)	(a)	1,900	457,387
FB Financial Corp. (Banks)		3,190	176,567
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	27,492	844,279
First Bancorp North Carolina (Banks)		5,430	347,140
First BanCorp Puerto Rico (Banks)		15,800	411,906
First Financial Bancorp (Banks)		10,730	362,996
First Hawaiian, Inc. (Banks)		12,350	361,855
First Interstate BancSystem, Inc. Class A (Banks)		8,836	340,716
FirstCash Holdings, Inc. (Consumer Finance)		10,872	2,351,831
Franklin BSP Realty Trust, Inc. (Mortgage REIT)		25,900	210,826
Fulton Financial Corp. (Banks)		18,050	436,629
Genworth Financial, Inc. (Insurance)	(a)	35,510	336,280
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		12,280	479,534
HCI Group, Inc. (Insurance)		1,460	255,865
Hilltop Holdings, Inc. (Banks)		8,420	326,528
Horace Mann Educators Corp. (Insurance)		3,140	162,181
Independent Bank Corp. (Banks)		4,943	413,828
Jackson Financial, Inc. Class A (Financial Services)		6,907	707,208
Lazard, Inc. (Capital Markets)		9,700	406,818
Lincoln International, Inc. (Capital Markets)	(a)	33,097	790,025
Lincoln National Corp. (Insurance)		16,720	591,052
Marex Group PLC (Capital Markets)	(a)	33,385	2,034,816
MarketAxess Holdings, Inc. (Capital Markets)		3,000	340,470
Mercury General Corp. (Insurance)		3,300	351,846
Moelis & Co. Class A (Capital Markets)		6,430	420,651
Navient Corp. (Consumer Finance)		28,240	240,322
NBT Bancorp, Inc. (Banks)		6,710	331,273
NCR Atleos Corp. (Financial Services)	(a)	7,290	316,459
Neptune Insurance Holdings, Inc. Class A (Insurance)	(a)	38,111	1,200,496

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
NMI Holdings, Inc. (Financial Services)	(a)	7,684	$315,736
OFG Bancorp (Banks)		6,350	311,595
Palomar Holdings, Inc. (Insurance)	(a)	2,650	334,934
Pathward Financial, Inc. (Banks)		2,070	180,214
Payoneer Global, Inc. (Financial Services)	(a)	45,120	321,254
Piper Sandler Cos. (Capital Markets)		28,756	2,080,209
PJT Partners, Inc. Class A (Capital Markets)		2,360	356,218
Provident Financial Services, Inc. (Banks)		20,120	475,637
Radian Group, Inc. (Financial Services)		13,420	505,531
Remitly Global, Inc. (Financial Services)	(a)	15,197	340,565
Renasant Corp. (Banks)		9,419	400,684
Rithm Capital Corp. (Mortgage REIT)		47,900	449,781
S&T Bancorp, Inc. (Banks)		10,490	514,849
Safety Insurance Group, Inc. (Insurance)		3,540	265,004
Seacoast Banking Corp. of Florida (Banks)		8,730	290,273
ServisFirst Bancshares, Inc. (Banks)		4,980	432,015
Simmons First National Corp. Class A (Banks)		13,390	303,284
Stellar Bancorp, Inc. (Banks)		8,920	350,734
StepStone Group, Inc. Class A (Capital Markets)		7,130	294,897
Stewart Information Services Corp. (Insurance)		4,150	273,983
Stifel Financial Corp. (Capital Markets)		18,133	1,265,139
StoneX Group, Inc. (Capital Markets)	(a)	6,065	718,702
Tompkins Financial Corp. (Banks)		90	8,507
Trupanion, Inc. (Insurance)	(a)	8,780	217,481
Two Harbors Investment Corp. (Mortgage REIT)		9,510	118,019
United Community Banks, Inc. (Banks)		12,036	422,343
Victory Capital Holdings, Inc. Class A (Capital Markets)		4,435	372,806
Virtu Financial, Inc. Class A (Capital Markets)		7,500	446,775
WaFd, Inc. (Banks)		13,320	511,088
Walker & Dunlop, Inc. (Financial Services)		4,640	253,808
WesBanco, Inc. (Banks)		8,360	326,291
Westamerica BanCorp (Banks)		2,230	130,834
Western Alliance Bancorp (Banks)		18,050	1,483,710
WisdomTree, Inc. (Capital Markets)		10,600	179,564
World Acceptance Corp. (Consumer Finance)	(a)	1,836	410,952
WSFS Financial Corp. (Banks)		4,771	366,079
			43,909,810
Health Care – 19.2%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	14,010	413,715
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	3,480	349,636
ADMA Biologics, Inc. (Biotechnology)	(a)	23,650	197,950
Alamar Biosciences, Inc. (Life Sciences Tools & Svs.)	(a)	23,888	647,126
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	14,191	337,888
Alkermes PLC (Biotechnology)	(a)	14,500	759,727
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	69,596
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	16,038	277,618
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,430	271,017
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	134,931
Apogee Therapeutics, Inc. (Biotechnology)	(a)	4,927	653,961
Arcus Biosciences, Inc. (Biotechnology)	(a)	11,080	341,596
Ascendis Pharma A/S (Biotechnology)	(a)	3,813	1,017,003
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	9,810	455,282
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	40,275	1,126,894
Avalo Therapeutics, Inc. (Biotechnology)	(a)	26,360	487,133
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	123,951
Billiontoone, Inc. Class A (Health Care Providers & Svs.)	(a)	6,778	813,224
Common Stocks (Continued)		Shares	Value
Health Care (continued)
BioLife Solutions, Inc. (Life Sciences Tools & Svs.)	(a)	10,000	$282,400
Bridgebio Pharma, Inc. (Biotechnology)	(a)	14,294	1,064,617
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	54,980	3,834,305
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	10,270	322,786
Celcuity, Inc. (Biotechnology)	(a)	8,661	906,114
Certara, Inc. (Health Care Technology)	(a)	27,670	181,239
CG oncology, Inc. (Biotechnology)	(a)	18,139	1,288,776
Cogent Biosciences, Inc. (Biotechnology)	(a)	6,069	234,870
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		10,350	307,912
CONMED Corp. (Health Care Equip. & Supplies)		1,540	50,404
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	8,090	703,425
CorVel Corp. (Health Care Providers & Svs.)	(a)	5,060	316,351
Definium Therapeutics, Inc. (Pharmaceuticals)	(a)	24,387	1,147,164
Denali Therapeutics, Inc. (Biotechnology)	(a)	36,375	935,565
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	10,585	1,031,826
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	28,228	1,146,904
Eikon Therapeutics, Inc. (Biotechnology)	(a)	23,796	310,538
Enliven Therapeutics, Inc. (Pharmaceuticals)	(a)	19,988	1,014,391
Erasca, Inc. (Biotechnology)	(a)	53,844	986,422
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	21,564	3,013,785
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	16,068	2,410,682
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	8,492	664,669
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	13,300	484,253
HeartFlow, Inc. (Health Care Technology)	(a)	47,303	1,387,870
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,450	359,170
Ideaya Biosciences, Inc. (Biotechnology)	(a)	19,316	719,907
Indivior Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	10,400	426,712
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,600	115,986
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,220	300,909
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	19,330	347,167
Kardigan, Inc. (Pharmaceuticals)	(a)	39,324	937,877
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	32,833	835,272
Krystal Biotech, Inc. (Biotechnology)	(a)	2,260	839,974
Kymera Therapeutics, Inc. (Biotechnology)	(a)	12,822	1,470,299
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		4,360	418,386
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,700	537,353
Liquidia Corp. (Pharmaceuticals)	(a)	6,100	486,353
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,927	1,034,703
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,080	352,247
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	22,919	618,355
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3,310	756,997
National HealthCare Corp. (Health Care Providers & Svs.)		2,610	551,650
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	16,249	550,679
Organon & Co. (Pharmaceuticals)		22,800	308,712
Palvella Therapeutics, Inc. (Biotechnology)	(a)	5,531	845,247
Parabilis Medicines, Inc. (Biotechnology)	(a)	17,417	476,703
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,880	230,678

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	5,150	$631,287
PTC Therapeutics, Inc. (Biotechnology)	(a)	7,738	631,189
RadNet, Inc. (Health Care Providers & Svs.)	(a)	6,080	374,954
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	15,106	629,467
Relay Therapeutics, Inc. (Biotechnology)	(a)	53,703	1,004,783
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,784	1,334,929
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	11,613	1,289,391
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	15,556	279,541
Select Medical Holdings Corp. (Health Care Providers & Svs.)		25,110	414,566
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	8,073	433,278
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	177,203
Teleflex, Inc. (Health Care Equip. & Supplies)		3,850	488,026
TG Therapeutics, Inc. (Biotechnology)	(a)	11,820	649,391
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,380	224,500
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	54,628	1,018,812
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,760	466,629
Vera Therapeutics, Inc. (Biotechnology)	(a)	20,694	887,980
Veracyte, Inc. (Biotechnology)	(a)	7,180	421,681
Vericel Corp. (Biotechnology)	(a)	6,320	281,177
Vir Biotechnology, Inc. (Biotechnology)	(a)	7,820	79,686
Viridian Therapeutics, Inc. (Biotechnology)	(a)	25,856	474,975
Waystar Holding Corp. (Health Care Technology)	(a)	11,427	234,596
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	20,786	1,254,643
Zenas Biopharma, Inc. (Biotechnology)	(a)	24,036	610,034
			60,319,570
Industrials – 20.1%
AAR Corp. (Aerospace & Defense)	(a)	3,813	544,992
Aevex Corp. Class A (Aerospace & Defense)	(a)	54,998	1,148,908
Alamo Group, Inc. (Machinery)		1,980	325,690
Amentum Holdings, Inc. (Professional Svs.)	(a)	13,500	279,045
Applied Aerospace & Defense, Inc. (Aerospace & Defense)	(a)	56,588	1,289,075
ArcBest Corp. (Ground Transportation)		1,959	281,195
Arcosa, Inc. (Construction & Engineering)		4,180	607,312
Argan, Inc. (Construction & Engineering)		870	694,738
Armstrong World Industries, Inc. (Building Products)		3,660	587,137
Atmus Filtration Technologies, Inc. (Machinery)		7,125	363,304
AZZ, Inc. (Building Products)		1,030	159,702
Brady Corp. Class A (Commercial Svs. & Supplies)		4,030	369,027
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	5,480	531,396
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	14,930	453,573
CSW Industrials, Inc. (Building Products)		1,460	406,318
Dpc Holdings Ltd. (Electrical Equip.)	(a)	11,754	576,651
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	3,100	523,094
Enerpac Tool Group Corp. (Machinery)		9,220	330,629
Enpro, Inc. (Machinery)		7,281	2,744,427
ERock, Inc. Class A (Electrical Equip.)	(a)	43,985	637,783
ESCO Technologies, Inc. (Machinery)		9,663	3,382,437
Everus Construction Group, Inc. (Construction & Engineering)	(a)	16,263	2,698,845
Federal Signal Corp. (Machinery)		5,870	754,236
Forgent Power Solutions, Inc. Class A (Electrical Equip.)	(a)	28,607	1,597,987
Franklin Electric Co., Inc. (Machinery)		3,790	406,250
FTI Consulting, Inc. (Professional Svs.)	(a)	11,180	1,665,932
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Gates Industrial Corp. PLC (Machinery)	(a)	22,572	$631,339
Generac Holdings, Inc. (Electrical Equip.)	(a)	5,646	1,653,205
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	10,670	315,299
Gibraltar Industries, Inc. (Building Products)	(a)	6,230	280,973
Granite Construction, Inc. (Construction & Engineering)		3,970	627,578
Griffon Corp. (Building Products)		3,430	334,528
Hawkeye 360, Inc. (Aerospace & Defense)	(a)	33,225	671,810
Hayward Holdings, Inc. (Building Products)	(a)	19,760	342,046
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	48,400	109,626
HNI Corp. (Commercial Svs. & Supplies)		6,170	249,330
Hub Group, Inc. Class A (Air Freight & Logistics)		6,970	305,216
Insperity, Inc. (Professional Svs.)		6,900	285,039
Interface, Inc. (Commercial Svs. & Supplies)		5,870	210,381
ITT, Inc. (Machinery)		7,233	1,430,398
JBT Marel Corp. (Machinery)		4,654	674,830
JetBlue Airways Corp. (Passenger Airlines)	(a)	59,430	340,534
Kadant, Inc. (Machinery)		1,170	367,649
Karman Holdings, Inc. (Aerospace & Defense)	(a)	22,937	1,145,015
Kennametal, Inc. (Machinery)		6,910	242,196
Korn Ferry (Professional Svs.)		5,140	342,221
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	28,282	1,410,141
Legence Corp. Class A (Construction & Engineering)	(a)	25,350	2,160,580
Lyft, Inc. Class A (Ground Transportation)	(a)	35,600	520,116
ManpowerGroup, Inc. (Professional Svs.)		7,000	236,390
Marten Transport Ltd. (Ground Transportation)		4,660	80,851
Masterbrand, Inc. (Building Products)	(a)	6,500	66,885
Matson, Inc. (Marine Transportation)		3,154	606,293
Mercury Systems, Inc. (Aerospace & Defense)	(a)	2,545	311,330
Millerknoll, Inc. (Commercial Svs. & Supplies)		3,990	81,635
Modine Manufacturing Co. (Building Products)	(a)	6,958	1,857,925
Moog, Inc. Class A (Aerospace & Defense)		7,242	3,069,449
Mueller Water Products, Inc. Class A (Machinery)		15,490	400,107
MYR Group, Inc. (Construction & Engineering)	(a)	1,360	680,544
Nextpower, Inc. Class A (Electrical Equip.)	(a)	17,262	2,056,595
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	10,540	434,670
Paycom Software, Inc. (Professional Svs.)		4,400	552,992
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		25,150	440,628
Planet Labs PBC (Professional Svs.)	(a)	46,604	1,543,991
Powell Industries, Inc. (Electrical Equip.)		2,648	758,281
Primoris Services Corp. (Construction & Engineering)		4,710	466,855
Resideo Technologies, Inc. (Building Products)	(a)	13,560	421,716
Robert Half, Inc. (Professional Svs.)		800	24,560
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		5,386	393,097
RXO, Inc. (Ground Transportation)	(a)	14,156	390,564
Saia, Inc. (Ground Transportation)	(a)	4,376	1,842,996
Schneider National, Inc. Class B (Ground Transportation)		8,082	295,235
SkyWest, Inc. (Passenger Airlines)	(a)	4,000	397,320
SPX Technologies, Inc. (Machinery)	(a)	7,667	1,879,718
Standex International Corp. (Machinery)		1,240	443,511
Sunrun, Inc. (Electrical Equip.)	(a)	22,382	299,471
Trinity Industries, Inc. (Machinery)		13,890	480,316
UniFirst Corp. (Commercial Svs. & Supplies)		1,380	364,955
Upwork, Inc. (Professional Svs.)	(a)	12,918	107,994
Verra Mobility Corp. (Professional Svs.)	(a)	15,848	67,354
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	21,178	682,991

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
VSE Corp. (Aerospace & Defense)		2,570	$587,245
WillScot Holdings Corp. (Construction & Engineering)		16,007	461,962
Zurn Elkay Water Solutions Corp. (Building Products)		51,644	2,609,571
			63,405,730
Information Technology – 18.2%
ACI Worldwide, Inc. (Software)	(a)	10,266	516,277
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	4,334	549,941
Adeia, Inc. (Software)		9,700	319,421
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		6,147	2,292,032
Agilysys, Inc. (Software)	(a)	2,500	261,250
Alarm.com Holdings, Inc. (Software)	(a)	7,500	350,400
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	25,456	1,772,247
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	9,180	434,489
Ambiq Micro, Inc. (Semiconductors & Equip.)	(a)	14,528	1,282,822
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	2,700	511,515
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,680	397,658
BlackLine, Inc. (Software)	(a)	7,970	223,718
Box, Inc. Class A (Software)	(a)	12,070	320,338
Calix, Inc. (Communications Equip.)	(a)	5,890	219,815
Cleanspark, Inc. (Software)	(a)	22,200	323,010
Clear Secure, Inc. Class A (Software)		6,600	367,818
Core Scientific, Inc. (Software)	(a)	70,554	1,805,477
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	87,610
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	3,084	262,202
Digi International, Inc. (Communications Equip.)	(a)	4,380	328,281
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	10,283	1,614,740
Diodes, Inc. (Semiconductors & Equip.)	(a)	4,020	439,949
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	13,000	640,120
EPAM Systems, Inc. (IT Svs.)	(a)	4,869	386,355
Everforth, Inc. (IT Svs.)	(a)	7,240	129,379
Extreme Networks, Inc. (Communications Equip.)	(a)	13,090	423,723
FormFactor, Inc. (Semiconductors & Equip.)	(a)	16,711	2,672,590
Harmonic, Inc. (Communications Equip.)	(a)	2,597	42,409
Hut 8 Corp. (Software)	(a)	18,270	2,109,180
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	3,000	336,840
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,590	370,966
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,120	380,016
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,321	373,896
JFrog Ltd. (Software)	(a)	24,354	2,213,292
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,590	314,833
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		4,900	655,424
Life360, Inc. (Software)	(a)	7,000	387,520
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,284	1,495,304
LiveRamp Holdings, Inc. (Software)	(a)	11,100	417,804
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	2,956	1,124,374
MARA Holdings, Inc. (Software)	(a)	36,706	509,846
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	7,200	921,816
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	20,837	373,607
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
N-able, Inc. (Software)	(a)	300	$1,101
Navitas Semiconductor Corp. (Semiconductors & Equip.)	(a)	61,881	1,108,908
NCR Voyix Corp. (Software)	(a)	7,920	64,706
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	260,255
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,041	1,534,494
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,360	297,432
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		6,130	447,429
PDF Solutions, Inc. (Semiconductors & Equip.)	(a)	3,700	261,923
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,390	718,601
Power Integrations, Inc. (Semiconductors & Equip.)		4,900	410,424
Q2 Holdings, Inc. (Software)	(a)	6,200	298,220
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,200	485,004
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		10,379	764,206
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,250	532,123
Rubrik, Inc. Class A (Software)	(a)	22,710	1,823,159
Semtech Corp. (Semiconductors & Equip.)	(a)	15,066	2,438,432
ServiceTitan, Inc. Class A (Software)	(a)	19,610	1,386,623
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		3,340	1,113,322
SiTime Corp. (Semiconductors & Equip.)	(a)	3,290	2,452,892
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	7,100	414,924
Sprinklr, Inc. Class A (Software)	(a)	35,800	184,728
SPS Commerce, Inc. (Software)	(a)	3,720	212,672
Teradata Corp. (Software)	(a)	9,100	315,315
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,173	1,715,535
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	21,731	3,098,623
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	5,276	399,921
Viasat, Inc. (Communications Equip.)	(a)	11,840	1,063,350
Viavi Solutions, Inc. (Communications Equip.)	(a)	42,490	2,028,898
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		10,980	590,504
			57,384,028
Materials – 3.5%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,400	230,916
Balchem Corp. (Chemicals)		3,020	510,229
Celanese Corp. (Chemicals)		10,400	478,400
Century Aluminum Co. (Metals & Mining)	(a)	4,700	216,247
Chemours Co. / The (Chemicals)		13,070	268,196
Constellium SE (Metals & Mining)	(a)	50,344	1,604,463
Eastman Chemical Co. (Chemicals)		10,000	669,800
Element Solutions, Inc. (Chemicals)		59,956	2,862,899
FMC Corp. (Chemicals)		12,380	142,370
H.B. Fuller Co. (Chemicals)		5,102	297,396
Hawkins, Inc. (Chemicals)		1,900	269,990
Ingevity Corp. (Chemicals)	(a)	3,540	264,332
Kaiser Aluminum Corp. (Metals & Mining)		1,580	309,095
Koppers Holdings, Inc. (Chemicals)		2,080	93,392
Materion Corp. (Metals & Mining)		1,800	535,302
Minerals Technologies, Inc. (Chemicals)		1,740	128,708
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	76,144
Quaker Chemical Corp. (Chemicals)		2,840	451,191
Sensient Technologies Corp. (Chemicals)		3,630	447,543
Sylvamo Corp. (Paper & Forest Products)		1,720	65,016
U.S.A. Rare Earth, Inc. (Metals & Mining)	(a)	28,344	611,664

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Warrior Met Coal, Inc. (Metals & Mining)		4,800	$389,568
Worthington Steel, Inc. (Metals & Mining)		3,590	120,552
			11,043,413
Real Estate – 3.1%
Acadia Realty Trust (Retail REITs)		20,240	423,219
American Assets Trust, Inc. (Diversified REITs)		18,870	465,900
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		20,031	336,721
Broadstone Net Lease, Inc. (Diversified REITs)		2,439	50,414
Curbline Properties Corp. (Retail REITs)		12,100	367,840
Cushman & Wakefield Ltd. (Real Estate Mgmt. & Development)	(a)	22,990	307,836
Douglas Emmett, Inc. (Office REITs)		25,900	305,620
Essential Properties Realty Trust, Inc. (Diversified REITs)		18,441	550,464
Four Corners Property Trust, Inc. (Specialized REITs)		11,400	279,870
Getty Realty Corp. (Retail REITs)		4,240	141,446
JBG SMITH Properties (Office REITs)		18,700	274,329
LTC Properties, Inc. (Health Care REITs)		2,800	107,660
LXP Industrial Trust (Industrial REITs)		8,426	453,993
Macerich Co. / The (Retail REITs)		25,030	630,506
Medical Properties Trust, Inc. (Health Care REITs)		52,100	240,702
Millrose Properties, Inc. (Specialized REITs)		3,668	110,223
National Health Investors, Inc. (Health Care REITs)		4,200	320,292
Outfront Media, Inc. (Specialized REITs)		13,047	427,420
Pebblebrook Hotel Trust (Hotel & Resort REITs)		16,730	324,729
Phillips Edison & Co., Inc. (Retail REITs)		12,450	518,169
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		5,500	707,025
Safehold, Inc. (Specialized REITs)		9,581	150,422
SL Green Realty Corp. (Office REITs)		6,200	320,974
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
St. Joe Co. / The (Real Estate Mgmt. & Development)		5,800	$363,254
Tanger, Inc. (Retail REITs)		11,181	441,314
Terreno Realty Corp. (Industrial REITs)		9,100	589,407
Urban Edge Properties (Retail REITs)		12,900	295,152
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)		15,400	313,544
			9,818,445
Utilities – 1.1%
American States Water Co. (Water Utilities)		3,800	313,994
Avista Corp. (Multi-Utilities)		8,000	327,280
Chesapeake Utilities Corp. (Gas Utilities)		2,330	285,378
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		11,900	406,742
H2O America (Water Utilities)		5,600	340,312
Hawaiian Electric Industries, Inc. (Electric Utilities)	(a)	21,590	292,113
MDU Resources Group, Inc. (Gas Utilities)		20,248	429,460
MGE Energy, Inc. (Electric Utilities)		2,228	181,671
Middlesex Water Co. (Water Utilities)		5,300	297,648
Northwest Natural Holding Co. (Gas Utilities)		2,830	138,840
Otter Tail Corp. (Electric Utilities)		3,587	322,758
			3,336,196
Total Common Stocks (Cost $265,281,579)			$315,018,139

Exchange Traded Funds–0.4%		Shares	Value
iShares Core S&P Small-Cap ETF		9,069	$1,345,023
Total Exchange Traded Funds (Cost $1,322,713)			$1,345,023
Total Investments – 100.5% (Cost $266,604,292)	(b)		$316,363,162
Liabilities in Excess of Other Assets – (0.5)%			(1,713,373)
Net Assets – 100.0%			$314,649,789

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.3%		Shares	Value
Communication Services – 1.8%
AST SpaceMobile, Inc. (Diversified Telecom. Svs.)	(a)	830	$73,754
Charter Communications, Inc. Class A (Media)	(a)	753	107,084
EchoStar Corp. Class A (Media)	(a)	770	78,155
Electronic Arts, Inc. (Entertainment)		878	180,025
Fox Corp. Class B (Media)		890	41,688
Globalstar, Inc. (Diversified Telecom. Svs.)	(a)	960	78,038
Liberty Broadband Corp. Class C (Media)	(a)	660	21,952
Live Nation Entertainment, Inc. (Entertainment)	(a)	390	71,413
Match Group, Inc. (Interactive Media & Svs.)		2,800	106,540
Omnicom Group, Inc. (Media)		980	71,373
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	35,541
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	294	51,033
ROBLOX Corp. Class A (Entertainment)	(a)	2,130	115,829
Roku, Inc. (Entertainment)	(a)	790	109,131
Sirius XM Holdings, Inc. (Media)		3,186	94,114
Take-Two Interactive Software, Inc. (Entertainment)	(a)	630	157,487
TKO Group Holdings, Inc. (Entertainment)		1,252	252,040
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	20,250
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	206,108
			1,871,555
Consumer Discretionary – 10.0%
ADT, Inc. (Diversified Consumer Svs.)		51,436	334,334
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,011	338,772
Aptiv PLC (Automobile Components)	(a)	920	56,470
Aramark (Hotels, Restaurants & Leisure)		1,962	111,638
Bath & Body Works, Inc. (Specialty Retail)		14,785	341,977
Best Buy Co., Inc. (Specialty Retail)		990	75,121
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	566	24,355
BorgWarner, Inc. (Automobile Components)		10,309	684,518
Brunswick Corp. (Leisure Products)		3,559	299,810
Burlington Stores, Inc. (Specialty Retail)	(a)	967	306,346
Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)		4,070	116,280
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	5,764	452,359
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	4,140	140,760
Coupang, Inc. (Broadline Retail)	(a)	4,320	75,038
D.R. Horton, Inc. (Household Durables)		750	122,160
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	51,502
Dick's Sporting Goods, Inc. (Specialty Retail)		340	77,115
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	53,287
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,448	36,576
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	160	18,403
eBay, Inc. (Broadline Retail)		1,160	129,630
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		499	127,684
Five Below, Inc. (Specialty Retail)	(a)	510	91,693
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)	538	54,967
Ford Motor Co. (Automobiles)		13,580	188,762
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	6,439	499,602
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	47,163
Gap, Inc. / The (Specialty Retail)		2,190	40,909
Garmin Ltd. (Household Durables)		529	125,659
Genuine Parts Co. (Distributors)		610	71,968
Hasbro, Inc. (Leisure Products)		6,281	518,748
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		1,670	323,713
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	7,486	271,892
Lennar Corp. Class A (Household Durables)		580	52,484
Liberty Live Holdings, Inc. Class C (Diversified Consumer Svs.)	(a)	900	95,076
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	950	$108,471
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	92,273
Murphy U.S.A., Inc. (Specialty Retail)		703	378,826
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,940	294,273
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	2,640	93,509
Pool Corp. (Distributors)		1,280	275,072
PulteGroup, Inc. (Household Durables)		544	74,642
PVH Corp. (Textiles, Apparel & Luxury Goods)		800	59,408
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		873	350,431
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)		830	60,183
Rivian Automotive, Inc. Class A (Automobiles)	(a)	4,185	72,610
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		880	279,426
SharkNinja, Inc. (Household Durables)	(a)	3,237	492,898
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		520	76,118
Taylor Morrison Home Corp. (Household Durables)	(a)	2,196	157,541
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		250	48,308
Toll Brothers, Inc. (Household Durables)		590	97,202
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	49,608
Versigent PLC (Automobile Components)	(a)	10,855	456,019
VF Corp. (Textiles, Apparel & Luxury Goods)		4,490	74,893
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	4,525	473,632
Williams-Sonoma, Inc. (Specialty Retail)		336	78,322
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		620	60,196
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		970	155,064
			10,715,696
Consumer Staples – 4.4%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	33,960
Archer-Daniels-Midland Co. (Food Products)		1,270	97,028
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	4,153	362,225
Brown-Forman Corp. Class B (Beverages)		2,970	79,150
Bunge Global SA (Food Products)		940	100,326
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		90	71,531
Celsius Holdings, Inc. (Beverages)	(a)	950	27,816
Church & Dwight Co., Inc. (Household Products)		656	63,553
Clorox Co. / The (Household Products)		400	38,176
Constellation Brands, Inc. Class A (Beverages)		330	45,900
Dollar General Corp. (Consumer Staples Distribution & Retail)		580	66,764
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,568	552,500
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	530	39,220
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		1,450	114,477
Freshpet, Inc. (Food Products)	(a)	4,649	274,849
Hershey Co. / The (Food Products)		380	66,671
J. M. Smucker Co. / The (Food Products)		670	75,375
JBS N.V. Class A (Food Products)		6,330	75,010
Kenvue, Inc. (Personal Care Products)		5,780	110,456
Keurig Dr Pepper, Inc. (Beverages)		4,200	137,466
Kimberly-Clark Corp. (Household Products)		1,070	117,454
Kraft Heinz Co. / The (Food Products)		2,180	51,492
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,556	86,405
Lamb Weston Holdings, Inc. (Food Products)		1,740	75,133

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,660	$78,601
McCormick & Co., Inc. (Food Products)		1,010	50,924
Molson Coors Beverage Co. Class B (Beverages)		910	35,454
Pilgrim's Pride Corp. (Food Products)		1,100	30,921
Primo Brands Corp. (Beverages)		4,970	121,467
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	4,760	402,601
Sysco Corp. (Consumer Staples Distribution & Retail)		1,680	140,414
Tyson Foods, Inc. Class A (Food Products)		1,480	84,730
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	7,137	729,758
WD-40 Co. (Household Products)		1,075	261,913
			4,699,720
Energy – 4.3%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,470	56,193
APA Corp. (Oil, Gas & Consumable Fuels)		1,690	55,043
Baker Hughes Co. (Energy Equip. & Svs.)		3,340	185,370
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		702	167,785
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3,736	154,372
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		646	113,554
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		1,166	171,099
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	94,536
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		1,380	125,842
Halliburton Co. (Energy Equip. & Svs.)		2,640	89,628
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		1,030	71,739
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		6,760	216,117
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		11,712	299,593
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		951	243,142
Matador Resources Co. (Oil, Gas & Consumable Fuels)		7,330	364,887
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,300	111,711
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2,040	177,358
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		1,290	67,918
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		9,359	172,299
Phillips 66 (Oil, Gas & Consumable Fuels)		1,300	219,765
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	67,314
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		611	163,834
TechnipFMC PLC (Energy Equip. & Svs.)		14,402	954,853
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		150	65,646
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	11,985	127,760
			4,537,358
Financials – 13.1%
Affiliated Managers Group, Inc. (Capital Markets)		763	258,199
Affirm Holdings, Inc. (Financial Services)	(a)	880	71,764
Allstate Corp. / The (Insurance)		920	218,905
Ally Financial, Inc. (Consumer Finance)		1,520	69,844
American Financial Group, Inc. (Insurance)		629	88,022
American International Group, Inc. (Insurance)		1,730	128,937
Ameriprise Financial, Inc. (Capital Markets)		330	151,391
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	63,726
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arch Capital Group Ltd. (Insurance)	(a)	910	$88,325
Ares Management Corp. Class A (Capital Markets)		650	72,351
Axis Capital Holdings Ltd. (Insurance)		450	48,348
Block, Inc. (Financial Services)	(a)	1,820	138,320
Blue Owl Capital, Inc. (Capital Markets)		2,390	20,913
Brown & Brown, Inc. (Insurance)		1,440	92,376
Carlyle Group, Inc. / The (Capital Markets)		2,720	114,539
CBOE Global Markets, Inc. (Capital Markets)		310	75,228
Chime Financial, Inc. Class A (Financial Services)	(a)	7,922	162,243
Cincinnati Financial Corp. (Insurance)		400	74,056
Citizens Financial Group, Inc. (Banks)		1,110	77,778
CNA Financial Corp. (Insurance)		1,360	66,110
Coinbase Global, Inc. Class A (Capital Markets)	(a)	833	121,776
Commerce Bancshares, Inc. (Banks)		1,014	58,559
Corebridge Financial, Inc. (Financial Services)		1,380	39,509
Corpay, Inc. (Financial Services)	(a)	150	49,991
Credit Acceptance Corp. (Consumer Finance)	(a)	120	76,409
Cullen / Frost Bankers, Inc. (Banks)		600	92,712
East West Bancorp, Inc. (Banks)		2,318	299,231
Everest Group Ltd. (Insurance)		1,500	535,845
FactSet Research Systems, Inc. (Capital Markets)		120	27,610
Fidelity National Financial, Inc. (Insurance)		1,380	65,081
Fidelity National Information Services, Inc. (Financial Services)		2,450	95,256
Fifth Third Bancorp (Banks)		2,375	133,879
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	5,188	159,323
First BanCorp Puerto Rico (Banks)		16,417	427,991
First Citizens BancShares, Inc. Class A (Banks)		219	455,693
FirstCash Holdings, Inc. (Consumer Finance)		1,810	391,539
Fiserv, Inc. (Financial Services)	(a)	1,720	84,366
Flagstar Bank N.A. (Banks)		25,847	386,154
Franklin Resources, Inc. (Capital Markets)		2,540	84,506
Freedom Holding Corp. (Capital Markets)	(a)	450	58,711
Global Payments, Inc. (Financial Services)		960	69,658
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		11,939	466,218
Hanover Insurance Group, Inc. / The (Insurance)		2,796	598,680
Hartford Insurance Group, Inc. / The (Insurance)		780	103,366
Huntington Bancshares, Inc. (Banks)		6,834	121,167
Independent Bank Corp. (Banks)		3,152	263,885
Invesco Ltd. (Capital Markets)		16,534	436,332
Jefferies Financial Group, Inc. (Capital Markets)		1,440	71,971
Loews Corp. (Insurance)		670	75,851
LPL Financial Holdings, Inc. (Capital Markets)		280	78,870
M&T Bank Corp. (Banks)		390	92,824
Marex Group PLC (Capital Markets)	(a)	5,916	360,580
Markel Group, Inc. (Insurance)	(a)	30	58,590
Morningstar, Inc. (Capital Markets)		190	29,644
MSCI, Inc. (Capital Markets)		219	122,649
Nasdaq, Inc. (Capital Markets)		1,520	119,806
Northern Trust Corp. (Capital Markets)		550	95,612
PayPal Holdings, Inc. (Financial Services)		2,900	125,222
Pinnacle Financial Partners, Inc. (Banks)		860	86,757
PJT Partners, Inc. Class A (Capital Markets)		2,031	306,559
Popular, Inc. (Banks)		470	77,165
Principal Financial Group, Inc. (Insurance)		590	63,590
Prudential Financial, Inc. (Insurance)		980	105,771
Raymond James Financial, Inc. (Capital Markets)		640	97,299
Regions Financial Corp. (Banks)		2,430	73,386
Reinsurance Group of America, Inc. (Insurance)		390	82,933
RenaissanceRe Holdings Ltd. (Insurance)		190	60,211
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	2,570	257,720
Rocket Cos., Inc. Class A (Financial Services)	(a)	3,690	58,118
Ryan Specialty Holdings, Inc. (Insurance)		830	31,341

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
SoFi Technologies, Inc. (Consumer Finance)	(a)	5,510	$98,794
Starwood Property Trust, Inc. (Mortgage REIT)		4,700	76,986
State Street Corp. (Capital Markets)		980	166,208
Stifel Financial Corp. (Capital Markets)		8,758	611,046
Synchrony Financial (Consumer Finance)		1,210	92,020
T. Rowe Price Group, Inc. (Capital Markets)		420	47,750
Texas Capital Bancshares, Inc. (Banks)		3,598	371,529
Toast, Inc. Class A (Financial Services)	(a)	1,160	32,271
Tradeweb Markets, Inc. Class A (Capital Markets)		700	69,762
UMB Financial Corp. (Banks)		3,834	547,342
Unum Group (Insurance)		565	50,511
Voya Financial, Inc. (Financial Services)		1,468	132,898
W. R. Berkley Corp. (Insurance)		978	68,978
WaFd, Inc. (Banks)		11,858	454,991
Walker & Dunlop, Inc. (Financial Services)		3,961	216,667
Western Alliance Bancorp (Banks)		940	77,268
Willis Towers Watson PLC (Insurance)		290	75,797
Wintrust Financial Corp. (Banks)		1,985	319,029
XP, Inc. Class A (Capital Markets)		2,360	38,374
Zions Bancorp N.A. (Banks)		1,381	95,551
			13,961,063
Health Care – 12.9%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		690	91,653
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	45,538
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	430	129,443
Apogee Therapeutics, Inc. (Biotechnology)	(a)	618	82,027
Ascendis Pharma A/S (Biotechnology)	(a)	1,085	289,391
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	6,636	185,675
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	23,562
Becton Dickinson & Co. (Health Care Equip. & Supplies)		920	139,224
Biogen, Inc. (Biotechnology)	(a)	500	108,030
Bio-Techne Corp. (Life Sciences Tools & Svs.)		6,216	439,160
Bridgebio Pharma, Inc. (Biotechnology)	(a)	3,877	288,759
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	11,442	797,965
Cardinal Health, Inc. (Health Care Providers & Svs.)		640	152,038
Celcuity, Inc. (Biotechnology)	(a)	1,239	129,624
Cencora, Inc. (Health Care Providers & Svs.)		640	181,107
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	103,346
CG oncology, Inc. (Biotechnology)	(a)	2,497	177,412
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	52,162
Cogent Biosciences, Inc. (Biotechnology)	(a)	653	25,271
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	20	1,434
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	122,364
Definium Therapeutics, Inc. (Pharmaceuticals)	(a)	3,193	150,199
Denali Therapeutics, Inc. (Biotechnology)	(a)	5,833	150,025
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	69,371
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	1,513	147,487
Doximity, Inc. Class A (Health Care Technology)	(a)	1,050	21,777
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	4,380	177,959
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,850	167,351
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	94,010
Encompass Health Corp. (Health Care Providers & Svs.)		3,315	335,080
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	17,108	450,796
Erasca, Inc. (Biotechnology)	(a)	7,636	139,892
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	82,573
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,567	358,764
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	6,348	501,555
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	4,164	$624,725
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	2,549	199,510
Humana, Inc. (Health Care Providers & Svs.)		360	142,999
ICON PLC (Life Sciences Tools & Svs.)	(a)	2,365	410,824
Ideaya Biosciences, Inc. (Biotechnology)	(a)	3,077	114,680
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	240	126,346
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	79,124
Incyte Corp. (Biotechnology)	(a)	740	83,886
Insmed, Inc. (Biotechnology)	(a)	2,598	276,999
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	41,260
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,570	240,166
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	106,271
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,768	202,737
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		210	58,800
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	493	264,716
Medline, Inc. Class A (Health Care Equip. & Supplies)	(a)	2,140	84,402
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	79,438
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	51	65,153
Moderna, Inc. (Biotechnology)	(a)	1,280	89,638
Natera, Inc. (Biotechnology)	(a)	1,507	409,075
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,260	380,889
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	2,595	87,945
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		390	82,660
Relay Therapeutics, Inc. (Biotechnology)	(a)	7,860	147,061
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,584	216,121
ResMed, Inc. (Health Care Equip. & Supplies)		510	99,389
Revolution Medicines, Inc. (Biotechnology)	(a)	850	159,188
Revvity, Inc. (Life Sciences Tools & Svs.)		420	46,729
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	1,598	177,426
Roivant Sciences Ltd. (Biotechnology)	(a)	2,270	80,335
Royalty Pharma PLC Class A (Pharmaceuticals)		1,490	83,544
Solventum Corp. (Health Care Equip. & Supplies)	(a)	1,060	81,779
STERIS PLC (Health Care Equip. & Supplies)		1,402	295,219
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	1,333	71,542
Tempus AI, Inc. Class A (Life Sciences Tools & Svs.)	(a)	700	40,551
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	3,219	602,211
United Therapeutics Corp. (Biotechnology)	(a)	170	92,111
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		380	56,502
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	510	90,510
Vera Therapeutics, Inc. (Biotechnology)	(a)	2,956	126,842
Viatris, Inc. (Pharmaceuticals)		5,730	90,992
Waters Corp. (Life Sciences Tools & Svs.)	(a)	343	128,639
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		240	86,160
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,825	170,517
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	73,177
Zoetis, Inc. (Pharmaceuticals)		1,360	97,730
			13,778,542
Industrials – 22.7%
A. O. Smith Corp. (Building Products)		1,130	70,874
AAON, Inc. (Building Products)		550	69,773
Advanced Drainage Systems, Inc. (Building Products)		360	56,506
AGCO Corp. (Machinery)		520	62,244

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Alaska Air Group, Inc. (Passenger Airlines)	(a)	4,350	$227,070
Allegion PLC (Building Products)		440	61,816
AMETEK, Inc. (Electrical Equip.)		781	188,955
API Group Corp. (Construction & Engineering)	(a)	6,547	277,265
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		955	322,933
ArcBest Corp. (Ground Transportation)		511	73,349
Arxis, Inc. Class A (Aerospace & Defense)	(a)	2,869	132,376
ATI, Inc. (Aerospace & Defense)	(a)	550	108,405
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	260	145,759
Boise Cascade Co. (Trading Companies & Distributors)		4,104	318,594
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	25,481
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	47,522
BWX Technologies, Inc. (Aerospace & Defense)		2,570	500,250
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,111	585,926
CACI International, Inc. Class A (Professional Svs.)	(a)	739	342,349
Cardinal Infrastructure Group, Inc. Class A (Construction & Engineering)	(a)	2,010	189,342
Carlisle Cos., Inc. (Building Products)		81	29,383
Carpenter Technology Corp. (Aerospace & Defense)		1,191	734,656
CNH Industrial N.V. (Machinery)		28,870	324,210
Comfort Systems U.S.A., Inc. (Construction & Engineering)		120	237,834
Copart, Inc. (Commercial Svs. & Supplies)	(a)	2,860	80,623
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	6,247	301,418
Crane Co. (Machinery)		1,762	393,049
Curtiss-Wright Corp. (Aerospace & Defense)		494	374,333
Delta Air Lines, Inc. (Passenger Airlines)		2,060	192,940
Dover Corp. (Machinery)		300	67,284
EMCOR Group, Inc. (Construction & Engineering)		152	126,142
Equifax, Inc. (Professional Svs.)		550	87,296
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	88,009
Fastenal Co. (Trading Companies & Distributors)		3,990	191,640
Fedex Freight Holding Co., Inc. (Ground Transportation)	(a)	480	72,480
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		670	159,011
First Advantage Corp. (Professional Svs.)	(a)	25,698	463,849
Forgent Power Solutions, Inc. Class A (Electrical Equip.)	(a)	7,287	407,052
Fortive Corp. (Machinery)		1,280	78,195
FTAI Aviation Ltd. (Aerospace & Defense)		450	121,738
FTI Consulting, Inc. (Professional Svs.)	(a)	1,954	291,166
GATX Corp. (Trading Companies & Distributors)		2,157	382,199
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,090	319,163
GFL Environmental, Inc. (Commercial Svs. & Supplies)		2,070	76,155
Gibraltar Industries, Inc. (Building Products)	(a)	7,464	336,626
Graco, Inc. (Machinery)		930	70,317
Granite Construction, Inc. (Construction & Engineering)		2,649	418,754
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	7,355	372,898
HEICO Corp. (Aerospace & Defense)		140	49,867
HEICO Corp. Class A (Aerospace & Defense)		190	49,003
Hubbell, Inc. (Electrical Equip.)		180	94,176
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		280	78,369
ICF International, Inc. (Professional Svs.)		4,560	332,242
IDEX Corp. (Machinery)		350	79,432
IES Holdings, Inc. (Construction & Engineering)	(a)	30	22,040
Ingersoll Rand, Inc. (Machinery)		1,922	157,585
ITT, Inc. (Machinery)		1,712	338,565
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	89,723
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Jacobs Solutions, Inc. (Professional Svs.)		500	$63,000
JBT Marel Corp. (Machinery)		3,077	446,165
KBR, Inc. (Professional Svs.)		4,055	140,019
Kirby Corp. (Marine Transportation)	(a)	2,808	381,804
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		5,878	457,720
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	4,246	211,706
L3Harris Technologies, Inc. (Aerospace & Defense)		650	188,883
Landstar System, Inc. (Ground Transportation)		310	64,111
Leidos Holdings, Inc. (Professional Svs.)		400	41,188
Lennox International, Inc. (Building Products)		110	63,025
Leonardo DRS, Inc. (Aerospace & Defense)		1,730	73,819
Lincoln Electric Holdings, Inc. (Machinery)		240	63,722
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	20,016
Masco Corp. (Building Products)		710	57,773
MasTec, Inc. (Construction & Engineering)	(a)	250	104,015
Modine Manufacturing Co. (Building Products)	(a)	1,582	422,426
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	80,886
Mueller Industries, Inc. (Machinery)		650	79,904
Nextpower, Inc. Class A (Electrical Equip.)	(a)	3,285	391,375
nVent Electric PLC (Electrical Equip.)		660	111,943
Old Dominion Freight Line, Inc. (Ground Transportation)		580	125,628
Oshkosh Corp. (Machinery)		3,528	541,477
Otis Worldwide Corp. (Machinery)		1,080	77,328
Owens Corning (Building Products)		390	61,994
Parsons Corp. (Professional Svs.)	(a)	700	36,673
Paychex, Inc. (Professional Svs.)		1,450	142,578
Paylocity Holding Corp. (Professional Svs.)	(a)	400	41,812
Pentair PLC (Machinery)		4,617	353,939
Planet Labs PBC (Professional Svs.)	(a)	9,076	300,688
QXO, Inc. (Trading Companies & Distributors)	(a)	3,870	66,874
RB Global, Inc. (Commercial Svs. & Supplies)		720	83,844
RBC Bearings, Inc. (Machinery)	(a)	588	378,707
Regal Rexnord Corp. (Electrical Equip.)		2,386	568,321
Robert Half, Inc. (Professional Svs.)		12,328	378,470
Rocket Lab Corp. (Aerospace & Defense)	(a)	1,410	143,326
Rockwell Automation, Inc. (Electrical Equip.)		360	178,229
Rollins, Inc. (Commercial Svs. & Supplies)		960	40,070
Saia, Inc. (Ground Transportation)	(a)	948	399,260
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	63,065
Snap-on, Inc. (Machinery)		210	84,504
Southwest Airlines Co. (Passenger Airlines)		2,410	123,922
SPX Technologies, Inc. (Machinery)	(a)	330	80,906
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,740	107,967
Stanley Black & Decker, Inc. (Machinery)		740	69,649
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	785	658,898
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)		1,330	99,497
Tennant Co. (Machinery)		4,030	352,786
Terex Corp. (Machinery)		6,225	450,628
Textron, Inc. (Aerospace & Defense)		900	82,557
TopBuild Corp. (Building Products)	(a)	150	53,180
Toro Co. / The (Machinery)		700	68,194
TransUnion (Professional Svs.)		980	70,697
Trex Co., Inc. (Building Products)	(a)	610	30,524
U-Haul Holding Co. NVS (Ground Transportation)		840	48,468
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	810	110,152
United Rentals, Inc. (Trading Companies & Distributors)		221	250,369
Veralto Corp. (Commercial Svs. & Supplies)		750	66,510
Verisk Analytics, Inc. (Professional Svs.)		449	80,609
W.W. Grainger, Inc. (Trading Companies & Distributors)		153	208,141
Watsco, Inc. (Trading Companies & Distributors)		190	79,179
WESCO International, Inc. (Trading Companies & Distributors)		300	103,629

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Westinghouse Air Brake Technologies Corp. (Machinery)		480	$129,408
WillScot Holdings Corp. (Construction & Engineering)		16,991	490,360
Woodward, Inc. (Aerospace & Defense)		220	93,597
XPO, Inc. (Ground Transportation)	(a)	2,037	418,176
Xylem, Inc. (Machinery)		730	86,293
Zurn Elkay Water Solutions Corp. (Building Products)		6,188	312,680
			24,153,474
Information Technology – 17.6%
ACI Worldwide, Inc. (Software)	(a)	7,755	389,999
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		210	78,303
Akamai Technologies, Inc. (IT Svs.)	(a)	650	76,836
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	1,390	96,772
Amdocs Ltd. (IT Svs.)		1,000	50,540
Amkor Technology, Inc. (Semiconductors & Equip.)		1,450	125,033
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	530	78,525
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	414	199,970
Aurora Innovation, Inc. (Software)	(a)	13,980	95,344
Autodesk, Inc. (Software)	(a)	680	132,206
Bentley Systems, Inc. Class B (Software)		1,100	32,879
Calix, Inc. (Communications Equip.)	(a)	8,080	301,546
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	24,871
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	49,224
Circle Internet Group, Inc. (Software)	(a)	811	50,793
Cloudflare, Inc. Class A (IT Svs.)	(a)	1,060	259,997
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	66,228
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	620	244,571
Commvault Systems, Inc. (Software)	(a)	2,759	391,033
Core Scientific, Inc. (Software)	(a)	11,508	294,490
CoreWeave, Inc. Class A (IT Svs.)	(a)	1,130	112,480
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		8,640	442,022
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	530	144,133
Datadog, Inc. Class A (Software)	(a)	1,054	274,419
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,623	411,890
Docusign, Inc. (Software)	(a)	1,070	47,529
Dynatrace, Inc. (Software)	(a)	8,500	373,235
Elastic N.V. (Software)	(a)	940	53,599
Entegris, Inc. (Semiconductors & Equip.)		2,723	489,759
EPAM Systems, Inc. (IT Svs.)	(a)	510	40,469
Everpure, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	66,971
F5, Inc. (Communications Equip.)	(a)	1,576	655,553
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	140	78,691
Fair Isaac Corp. (Software)	(a)	78	93,193
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	87,305
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	970	157,208
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,021	643,079
Gartner, Inc. (IT Svs.)	(a)	449	58,199
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)		920	75,817
Globant SA (IT Svs.)	(a)	4,679	135,410
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	41,591
Guidewire Software, Inc. (Software)	(a)	210	25,841
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	239,083
HP, Inc. (Tech. Hardware, Storage & Periph.)		5,470	120,012
HubSpot, Inc. (Software)	(a)	130	23,726
Hut 8 Corp. (Software)	(a)	2,680	309,393
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		270	104,080
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	570	199,540
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	3,770	576,659
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		771	351,059
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Lumentum Holdings, Inc. (Communications Equip.)	(a)	230	$197,354
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	1,599	608,212
Manhattan Associates, Inc. (Software)	(a)	380	52,915
Microchip Technology, Inc. (Semiconductors & Equip.)		1,726	157,411
MKS, Inc. (Semiconductors & Equip.)		1,156	514,189
MongoDB, Inc. (IT Svs.)	(a)	887	297,943
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	99,046
Nice Ltd. – ADR (Software)	(a)	1,935	175,795
Nova Ltd. (Semiconductors & Equip.)	(a)	608	330,108
Nutanix, Inc. Class A (Software)	(a)	650	33,124
Okta, Inc. (IT Svs.)	(a)	820	111,889
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,214	114,772
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,147	434,082
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,720	517,152
Procore Technologies, Inc. (Software)	(a)	840	34,121
PTC, Inc. (Software)	(a)	310	35,219
Qnity Electronics, Inc. (Semiconductors & Equip.)		726	118,563
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	43,837
Quantinuum, Inc. Class A (IT Svs.)	(a)	2,494	203,860
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		336	24,740
Roper Technologies, Inc. (Software)		330	111,669
SailPoint, Inc. (Software)	(a)	3,280	48,019
Samsara, Inc. Class A (Software)	(a)	11,828	383,582
Semtech Corp. (Semiconductors & Equip.)	(a)	2,717	439,746
SiTime Corp. (Semiconductors & Equip.)	(a)	901	671,750
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	46,104
Snowflake, Inc. (IT Svs.)	(a)	1,090	277,405
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	43,995
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,232	596,703
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	115	76,693
Teradyne, Inc. (Semiconductors & Equip.)		440	212,890
Terawulf, Inc. (Software)	(a)	2,860	70,642
Trimble, Inc. (Software)	(a)	610	31,220
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,760	516,175
Twilio, Inc. Class A (IT Svs.)	(a)	670	138,241
Tyler Technologies, Inc. (Software)	(a)	100	29,246
Ubiquiti, Inc. (Communications Equip.)		120	64,084
UiPath, Inc. Class A (Software)	(a)	4,120	44,784
Unity Software, Inc. (Software)	(a)	2,300	65,734
Universal Display Corp. (Semiconductors & Equip.)		3,749	324,626
VeriSign, Inc. (IT Svs.)		220	55,343
Viavi Solutions, Inc. (Communications Equip.)	(a)	9,627	459,689
Workday, Inc. Class A (Software)	(a)	670	82,021
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,407	370,407
Zoom Communications, Inc. (Software)	(a)	900	77,679
			18,813,884
Materials – 4.7%
Albemarle Corp. (Chemicals)		1,879	253,721
Alcoa Corp. (Metals & Mining)		4,083	212,888
Amcor PLC (Containers & Packaging)		1,298	56,268
Anglogold Ashanti PLC (Metals & Mining)		1,700	137,513
Avery Dennison Corp. (Containers & Packaging)		260	42,211
Avient Corp. (Chemicals)		11,266	416,391
CF Industries Holdings, Inc. (Chemicals)		890	96,351
Coeur Mining, Inc. (Metals & Mining)		4,990	81,437
Corteva, Inc. (Chemicals)		2,383	201,816
Crown Holdings, Inc. (Containers & Packaging)		630	70,447
Dow, Inc. (Chemicals)		2,130	58,277

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
DuPont de Nemours, Inc. (Chemicals)		484	$65,650
Eagle Materials, Inc. (Construction Materials)		1,364	306,900
Eastman Chemical Co. (Chemicals)		660	44,207
Element Solutions, Inc. (Chemicals)		7,852	374,933
Graphic Packaging Holding Co. (Containers & Packaging)		2,542	26,869
International Paper Co. (Containers & Packaging)		2,280	86,868
James Hardie Industries PLC (Construction Materials)	(a)	2,990	78,278
Martin Marietta Materials, Inc. (Construction Materials)		150	86,505
Mosaic Co. / The (Chemicals)		3,480	73,741
MP Materials Corp. (Metals & Mining)	(a)	2,505	140,305
Nucor Corp. (Metals & Mining)		730	162,607
O-I Glass, Inc. (Containers & Packaging)	(a)	30,606	294,736
Packaging Corp. of America (Containers & Packaging)		580	138,202
PPG Industries, Inc. (Chemicals)		580	70,348
Reliance, Inc. (Metals & Mining)		1,703	636,241
Royal Gold, Inc. (Metals & Mining)		260	51,899
RPM International, Inc. (Chemicals)		4,149	461,161
Smurfit Westrock PLC (Containers & Packaging)		1,503	69,529
Steel Dynamics, Inc. (Metals & Mining)		480	110,141
Vulcan Materials Co. (Construction Materials)		460	135,705
			5,042,145
Real Estate – 5.1%
American Healthcare REIT, Inc. (Health Care REITs)		3,421	178,405
Americold Realty Trust, Inc. (Industrial REITs)		7,100	111,612
AvalonBay Communities, Inc. (Residential REITs)		490	92,458
Brixmor Property Group, Inc. (Retail REITs)		10,254	323,309
Broadstone Net Lease, Inc. (Diversified REITs)		9,948	205,625
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,000	134,690
COPT Defense Properties (Office REITs)		11,631	423,252
Crown Castle, Inc. (Specialized REITs)		1,375	104,129
CubeSmart (Specialized REITs)		4,145	164,847
Digital Realty Trust, Inc. (Specialized REITs)		1,170	210,108
EPR Properties (Specialized REITs)		1,330	77,153
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	70,895
Equity Residential (Residential REITs)		940	63,854
Essex Property Trust, Inc. (Residential REITs)		270	78,729
Extra Space Storage, Inc. (Specialized REITs)		1,169	169,856
First Industrial Realty Trust, Inc. (Industrial REITs)		1,400	85,834
Gaming and Leisure Properties, Inc. (Specialized REITs)		1,710	76,146
Independence Realty Trust, Inc. (Residential REITs)		18,665	311,519
Invitation Homes, Inc. (Residential REITs)		1,780	53,774
Iron Mountain, Inc. (Specialized REITs)		940	118,731
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,733	537,143
Lineage, Inc. (Industrial REITs)		1,139	49,262
Mid-America Apartment Communities, Inc. (Residential REITs)		480	66,691
NNN REIT, Inc. (Retail REITs)		1,820	84,685
Omega Healthcare Investors, Inc. (Health Care REITs)		1,900	90,592
Realty Income Corp. (Retail REITs)		3,150	195,174
Regency Centers Corp. (Retail REITs)		950	75,753
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,862	239,360
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
SBA Communications Corp. (Specialized REITs)		280	$49,409
Simon Property Group, Inc. (Retail REITs)		1,038	232,149
STAG Industrial, Inc. (Industrial REITs)		7,884	300,065
UDR, Inc. (Residential REITs)		2,130	85,030
Ventas, Inc. (Health Care REITs)		1,180	104,784
VICI Properties, Inc. (Specialized REITs)		3,360	89,208
Vornado Realty Trust (Office REITs)		2,900	113,970
W.P. Carey, Inc. (Diversified REITs)		1,020	72,930
			5,441,131
Utilities – 3.7%
Alliant Energy Corp. (Electric Utilities)		1,140	86,971
Ameren Corp. (Multi-Utilities)		810	91,562
American Water Works Co., Inc. (Water Utilities)		510	67,106
Atmos Energy Corp. (Gas Utilities)		490	84,412
Brookfield Renewable Corp. (Ind. Power & Renewable Elec.)		2,000	74,240
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	85,438
Chesapeake Utilities Corp. (Gas Utilities)		2,069	253,411
CMS Energy Corp. (Multi-Utilities)		880	67,320
Consolidated Edison, Inc. (Multi-Utilities)		1,250	138,288
DTE Energy Co. (Multi-Utilities)		560	85,327
Edison International (Electric Utilities)		770	57,327
Entergy Corp. (Electric Utilities)		1,550	178,033
Essential Utilities, Inc. (Water Utilities)		1,890	72,406
Eversource Energy (Electric Utilities)		1,990	143,817
Exelon Corp. (Electric Utilities)		3,520	164,102
Fervo Energy Co. Class A (Ind. Power & Renewable Elec.)	(a)	5,268	153,984
FirstEnergy Corp. (Electric Utilities)		1,520	72,261
IDACORP, Inc. (Electric Utilities)		4,163	629,862
NiSource, Inc. (Multi-Utilities)		1,200	57,060
NRG Energy, Inc. (Electric Utilities)		920	134,375
ONE Gas, Inc. (Gas Utilities)		4,088	315,062
PG&E Corp. (Electric Utilities)		5,716	96,143
PPL Corp. (Electric Utilities)		2,570	93,420
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,740	141,218
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	170	65,324
UGI Corp. (Gas Utilities)		1,500	51,810
Vistra Corp. (Ind. Power & Renewable Elec.)		1,180	187,183
WEC Energy Group, Inc. (Multi-Utilities)		930	108,596
Xcel Energy, Inc. (Electric Utilities)		2,060	165,418
			3,921,476
Total Common Stocks (Cost $94,600,873)			$106,936,044

Exchange Traded Funds–0.4%	Shares	Value
iShares Russell Mid-Cap ETF	3,490	$385,017
Total Exchange Traded Funds (Cost $377,204)		$385,017

Rights–0.0%		Quantity	Value
Health Care – 0.0%
Hologic, Inc. CVR (Acquired April 08, 2026, Cost $11) (Health Care Equip. & Supplies)	(a)(b)	1,110	$11
Total Rights (Cost $11)			$11
Total Investments – 100.7% (Cost $94,978,088)	(c)		$107,321,072
Liabilities in Excess of Other Assets – (0.7)%			(715,824)
Net Assets – 100.0%			$106,605,248

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At June 30, 2026, the value of restricted securities in the Portfolio totaled $11, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services – 9.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)		108,319	$38,709,961
Alphabet, Inc. Class C (Interactive Media & Svs.)		87,311	30,849,596
AT&T, Inc. (Diversified Telecom. Svs.)		128,356	2,656,969
Charter Communications, Inc. Class A (Media)	(a)	1,545	219,714
Comcast Corp. Class A (Diversified Telecom. Svs.)		65,815	1,615,758
EchoStar Corp. Class A (Media)	(a)	2,518	255,577
Electronic Arts, Inc. (Entertainment)		4,161	853,171
Fox Corp. Class A (Media)		3,685	192,210
Fox Corp. Class B (Media)		2,569	120,332
Live Nation Entertainment, Inc. (Entertainment)	(a)	2,923	535,231
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		40,567	22,850,985
Netflix, Inc. (Entertainment)	(a)	77,786	5,553,920
News Corp. Class A (Media)		6,741	167,379
News Corp. Class B (Media)		2,226	62,462
Omnicom Group, Inc. (Media)		5,265	383,450
Paramount Skydance Corp. Class B (Media)		5,827	57,454
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,215	803,686
TKO Group Holdings, Inc. (Entertainment)		1,163	234,124
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		8,596	1,441,807
Trade Desk, Inc. / The Class A (Media)	(a)	7,888	142,615
Verizon Communications, Inc. (Diversified Telecom. Svs.)		77,135	3,265,896
Walt Disney Co. / The (Entertainment)		32,078	3,087,507
Warner Bros. Discovery, Inc. (Entertainment)	(a)	45,783	1,220,575
			115,280,379
Consumer Discretionary – 9.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,720	1,104,732
Amazon.com, Inc. (Broadline Retail)	(a)	180,831	43,099,261
Aptiv PLC (Automobile Components)	(a)	3,909	239,934
AutoZone, Inc. (Specialty Retail)	(a)	304	971,566
Best Buy Co., Inc. (Specialty Retail)		3,620	274,686
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		14,314	2,551,327
Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)		23,764	678,938
Carvana Co. (Specialty Retail)	(a)	13,232	870,930
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	23,696	805,664
D.R. Horton, Inc. (Household Durables)		4,872	793,551
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,116	435,917
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,622	260,338
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		565	167,263
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,991	1,290,049
eBay, Inc. (Broadline Retail)		8,202	916,574
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,115	541,186
Ford Motor Co. (Automobiles)		72,300	1,004,970
Garmin Ltd. (Household Durables)		3,028	719,271
General Motors Co. (Automobiles)		16,656	1,283,845
Genuine Parts Co. (Distributors)		2,542	299,905
Hasbro, Inc. (Leisure Products)		2,483	205,071
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		4,205	1,389,584
Home Depot, Inc. / The (Specialty Retail)		18,400	6,489,312
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		5,508	254,415
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lennar Corp. Class A (Household Durables)		3,976	$359,788
Lowe's Cos., Inc. (Specialty Retail)		10,346	2,281,190
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,934	220,824
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,043	1,498,295
McDonald's Corp. (Hotels, Restaurants & Leisure)		13,125	3,547,819
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	3,545	169,486
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		22,158	909,586
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	8,481	179,034
NVR, Inc. (Household Durables)	(a)	50	340,670
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	15,309	1,409,806
PulteGroup, Inc. (Household Durables)		3,519	482,842
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		714	286,607
Ross Stores, Inc. (Specialty Retail)		5,951	1,266,670
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		4,608	1,463,178
Starbucks Corp. (Hotels, Restaurants & Leisure)		21,054	2,151,508
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		3,732	546,290
Tesla, Inc. (Automobiles)	(a)	52,007	21,874,144
TJX Cos., Inc. / The (Specialty Retail)		20,428	3,094,842
Tractor Supply Co. (Specialty Retail)		9,688	306,238
Ulta Beauty, Inc. (Specialty Retail)	(a)	805	363,039
Williams-Sonoma, Inc. (Specialty Retail)		2,175	506,993
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,549	150,392
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,092	814,007
			110,871,537
Consumer Staples – 4.6%
Altria Group, Inc. (Tobacco)		30,848	2,219,514
Archer-Daniels-Midland Co. (Food Products)		8,903	680,189
Brown-Forman Corp. Class B (Beverages)		3,110	82,881
Bunge Global SA (Food Products)		2,509	267,786
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		683	542,842
Church & Dwight Co., Inc. (Household Products)		4,377	424,044
Clorox Co. / The (Household Products)		2,234	213,213
Coca-Cola Co. / The (Beverages)		71,531	5,813,324
Colgate-Palmolive Co. (Household Products)		14,782	1,355,214
Constellation Brands, Inc. Class A (Beverages)		2,576	358,296
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,196	7,667,112
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,068	468,267
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,345	404,578
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		4,568	360,644
General Mills, Inc. (Food Products)		9,859	343,093
Hershey Co. / The (Food Products)		2,738	480,382
Hormel Foods Corp. (Food Products)		5,388	133,730
J. M. Smucker Co. / The (Food Products)		1,970	221,625
Kenvue, Inc. (Personal Care Products)		35,468	677,793
Keurig Dr Pepper, Inc. (Beverages)		25,134	822,636
Kimberly-Clark Corp. (Household Products)		6,132	673,110
Kraft Heinz Co. / The (Food Products)		15,771	372,511
Kroger Co. / The (Consumer Staples Distribution & Retail)		10,479	581,899

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		4,692	$236,571
Molson Coors Beverage Co. Class B (Beverages)		2,964	115,477
Mondelez International, Inc. Class A (Food Products)		23,713	1,371,560
Monster Beverage Corp. (Beverages)	(a)	13,189	1,267,727
PepsiCo, Inc. (Beverages)		25,248	3,418,579
Philip Morris International, Inc. (Tobacco)		28,791	5,208,580
Procter & Gamble Co. / The (Household Products)		43,016	6,307,866
Sysco Corp. (Consumer Staples Distribution & Retail)		8,833	738,262
Target Corp. (Consumer Staples Distribution & Retail)		8,390	1,095,818
Tyson Foods, Inc. Class A (Food Products)		5,212	298,387
Walmart, Inc. (Consumer Staples Distribution & Retail)		80,986	9,172,474
			54,395,984
Energy – 3.0%
APA Corp. (Oil, Gas & Consumable Fuels)		6,530	212,682
Baker Hughes Co. (Energy Equip. & Svs.)		18,326	1,017,093
Chevron Corp. (Oil, Gas & Consumable Fuels)		34,583	5,732,478
ConocoPhillips (Oil, Gas & Consumable Fuels)		22,505	2,339,620
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		21,298	880,033
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,586	630,347
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		9,839	1,276,414
EQT Corp. (Oil, Gas & Consumable Fuels)		11,554	614,326
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4,419	402,969
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(a)	76,569	10,468,514
Halliburton Co. (Energy Equip. & Svs.)		15,432	523,916
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		36,167	1,156,259
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,393	1,378,828
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		13,413	651,470
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		11,639	1,011,895
Phillips 66 (Oil, Gas & Consumable Fuels)		7,406	1,251,984
SLB Ltd. (Energy Equip. & Svs.)		27,618	1,283,961
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,965	1,063,175
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		1,070	468,275
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		5,485	1,428,513
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		22,592	1,679,489
			35,472,241
Financials – 11.7%
Aflac, Inc. (Insurance)		8,462	992,170
Allstate Corp. / The (Insurance)		4,755	1,131,405
American Express Co. (Consumer Finance)		9,832	3,325,674
American International Group, Inc. (Insurance)		9,794	729,947
Ameriprise Financial, Inc. (Capital Markets)		1,661	762,000
Aon PLC Class A (Insurance)		3,945	1,308,517
Apollo Global Management, Inc. (Financial Services)		8,520	1,008,001
Arch Capital Group Ltd. (Insurance)	(a)	6,428	623,902
Ares Management Corp. Class A (Capital Markets)		3,896	433,664
Arthur J. Gallagher & Co. (Insurance)		4,746	1,089,539
Assurant, Inc. (Insurance)		915	245,705
Bank of America Corp. (Banks)		120,607	6,872,187
Common Stocks (Continued)		Shares	Value
Financials (continued)
Bank of New York Mellon Corp. / The (Capital Markets)		12,679	$1,833,510
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	33,867	16,946,708
Blackrock, Inc. (Capital Markets)		2,667	2,564,481
Blackstone, Inc. (Capital Markets)		13,723	1,614,785
Block, Inc. (Financial Services)	(a)	9,887	751,412
Brown & Brown, Inc. (Insurance)		5,385	345,448
Capital One Financial Corp. (Consumer Finance)		11,496	2,306,328
CBOE Global Markets, Inc. (Capital Markets)		1,933	469,081
Charles Schwab Corp. / The (Capital Markets)		30,199	2,786,462
Chubb Ltd. (Insurance)		6,663	2,270,351
Cincinnati Financial Corp. (Insurance)		2,858	529,130
Citigroup, Inc. (Banks)		31,507	4,409,720
Citizens Financial Group, Inc. (Banks)		7,812	547,387
CME Group, Inc. (Capital Markets)		6,694	1,478,236
Coinbase Global, Inc. Class A (Capital Markets)	(a)	4,109	600,695
Corpay, Inc. (Financial Services)	(a)	1,207	402,257
Erie Indemnity Co. Class A (Insurance)		469	112,443
Everest Group Ltd. (Insurance)		731	261,135
FactSet Research Systems, Inc. (Capital Markets)		673	154,844
Fidelity National Information Services, Inc. (Financial Services)		9,548	371,226
Fifth Third Bancorp (Banks)		16,742	943,747
Fiserv, Inc. (Financial Services)	(a)	9,851	483,192
Franklin Resources, Inc. (Capital Markets)		5,664	188,441
Global Payments, Inc. (Financial Services)		4,295	311,645
Globe Life, Inc. (Insurance)		1,434	256,227
Goldman Sachs Group, Inc. / The (Capital Markets)		5,450	5,511,967
Hartford Insurance Group, Inc. / The (Insurance)		5,064	671,081
Huntington Bancshares, Inc. (Banks)		37,447	663,935
Interactive Brokers Group, Inc. Class A (Capital Markets)		8,229	716,252
Intercontinental Exchange, Inc. (Capital Markets)		10,447	1,286,130
Invesco Ltd. (Capital Markets)		8,189	216,108
Jack Henry & Associates, Inc. (Financial Services)		1,313	180,853
JPMorgan Chase & Co. (Banks)		49,498	16,202,180
KeyCorp (Banks)		17,025	392,426
KKR & Co., Inc. (Capital Markets)		12,771	1,172,122
Loews Corp. (Insurance)		3,117	352,876
M&T Bank Corp. (Banks)		2,705	643,817
Marsh & McLennan Cos., Inc. (Insurance)		8,900	1,483,363
Mastercard, Inc. Class A (Financial Services)		14,905	7,655,208
MetLife, Inc. (Insurance)		9,984	844,746
Moody's Corp. (Capital Markets)		2,775	1,256,853
Morgan Stanley (Capital Markets)		22,144	4,628,982
MSCI, Inc. (Capital Markets)		1,345	753,254
Nasdaq, Inc. (Capital Markets)		8,253	650,501
Northern Trust Corp. (Capital Markets)		3,418	594,185
PayPal Holdings, Inc. (Financial Services)		16,295	703,618
PNC Financial Services Group, Inc. / The (Banks)		7,418	1,826,460
Principal Financial Group, Inc. (Insurance)		3,631	391,349
Progressive Corp. / The (Insurance)		10,794	2,357,949
Prudential Financial, Inc. (Insurance)		6,410	691,831
Raymond James Financial, Inc. (Capital Markets)		3,204	487,104
Regions Financial Corp. (Banks)		15,764	476,073
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	14,616	1,465,692
S&P Global, Inc. (Capital Markets)		5,601	2,281,063
State Street Corp. (Capital Markets)		5,113	867,165
Synchrony Financial (Consumer Finance)		6,214	472,575
T. Rowe Price Group, Inc. (Capital Markets)		3,958	449,985

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Travelers Cos., Inc. / The (Insurance)		3,928	$1,296,711
Truist Financial Corp. (Banks)		23,015	1,146,607
U.S. Bancorp (Banks)		28,676	1,732,030
Visa, Inc. (Financial Services)		30,660	10,519,139
W. R. Berkley Corp. (Insurance)		5,433	383,189
Wells Fargo & Co. (Banks)		56,531	4,671,722
Willis Towers Watson PLC (Insurance)		1,745	456,091
			140,014,794
Health Care – 8.8%
Abbott Laboratories (Health Care Equip. & Supplies)		32,176	2,919,650
AbbVie, Inc. (Biotechnology)		32,638	8,213,026
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,220	693,373
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,230	207,452
Amgen, Inc. (Biotechnology)		9,970	3,610,336
Baxter International, Inc. (Health Care Equip. & Supplies)		9,541	203,414
Becton Dickinson & Co. (Health Care Equip. & Supplies)		5,090	770,270
Biogen, Inc. (Biotechnology)	(a)	2,727	589,196
Bio-Techne Corp. (Life Sciences Tools & Svs.)		2,892	204,320
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	27,457	1,171,865
Bristol-Myers Squibb Co. (Pharmaceuticals)		37,723	2,173,599
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,326	1,027,685
Cencora, Inc. (Health Care Providers & Svs.)		3,594	1,017,030
Centene Corp. (Health Care Providers & Svs.)	(a)	8,666	556,270
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	890	201,843
Cigna Group / The (Health Care Providers & Svs.)		4,887	1,347,248
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	3,604	258,443
CVS Health Corp. (Health Care Providers & Svs.)		23,570	2,438,316
Danaher Corp. (Life Sciences Tools & Svs.)		11,636	2,216,425
DaVita, Inc. (Health Care Providers & Svs.)	(a)	593	131,931
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,128	480,071
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	10,637	962,223
Elevance Health, Inc. (Health Care Providers & Svs.)		4,012	1,551,561
Eli Lilly & Co. (Pharmaceuticals)		14,613	17,527,271
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,403	537,876
Gilead Sciences, Inc. (Biotechnology)		22,935	2,897,608
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,869	1,118,594
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,789	149,417
Humana, Inc. (Health Care Providers & Svs.)		2,218	881,034
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,457	767,023
Incyte Corp. (Biotechnology)	(a)	3,100	351,416
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,280	194,880
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,542	2,601,622
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,083	595,697
Johnson & Johnson (Pharmaceuticals)		44,468	11,293,538
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,515	424,200
McKesson Corp. (Health Care Providers & Svs.)		2,221	1,678,188
Medtronic PLC (Health Care Equip. & Supplies)		23,717	1,855,381
Merck & Co., Inc. (Pharmaceuticals)		45,625	5,862,812
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	373	$476,511
Moderna, Inc. (Biotechnology)	(a)	6,524	456,876
Pfizer, Inc. (Pharmaceuticals)		105,285	2,535,263
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,045	433,438
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,846	1,151,055
ResMed, Inc. (Health Care Equip. & Supplies)		2,680	522,278
Revvity, Inc. (Life Sciences Tools & Svs.)		2,061	229,307
Solventum Corp. (Health Care Equip. & Supplies)	(a)	2,719	209,771
STERIS PLC (Health Care Equip. & Supplies)		1,812	381,553
Stryker Corp. (Health Care Equip. & Supplies)		6,374	2,006,790
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,865	3,441,836
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		16,776	6,972,609
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		984	146,311
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	2,774	492,302
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,689	2,329,167
Viatris, Inc. (Pharmaceuticals)		21,513	341,626
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,814	680,323
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,305	468,495
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3,574	307,686
Zoetis, Inc. (Pharmaceuticals)		7,744	556,484
			105,821,785
Industrials – 8.9%
3M Co. (Industrial Conglomerates)		9,635	1,560,003
A. O. Smith Corp. (Building Products)		2,068	129,705
Allegion PLC (Building Products)		1,588	223,098
AMETEK, Inc. (Electrical Equip.)		4,234	1,024,374
Automatic Data Processing, Inc. (Professional Svs.)		7,384	1,653,647
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,489	834,748
Boeing Co. / The (Aerospace & Defense)	(a)	14,562	3,152,236
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,137	292,662
Builders FirstSource, Inc. (Building Products)	(a)	1,987	177,797
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,177	410,016
Carrier Global Corp. (Building Products)		14,423	1,057,927
Caterpillar, Inc. (Machinery)		8,508	9,060,169
Cintas Corp. (Commercial Svs. & Supplies)		6,282	1,068,443
Comfort Systems U.S.A., Inc. (Construction & Engineering)		649	1,286,286
Copart, Inc. (Commercial Svs. & Supplies)	(a)	16,372	461,527
CSX Corp. (Ground Transportation)		34,325	1,631,467
Cummins, Inc. (Machinery)		2,549	1,817,972
Deere & Co. (Machinery)		4,640	2,943,291
Delta Air Lines, Inc. (Passenger Airlines)		12,071	1,130,570
Dover Corp. (Machinery)		2,488	558,009
Eaton Corp. PLC (Electrical Equip.)		7,173	3,056,559
EMCOR Group, Inc. (Construction & Engineering)		821	681,331
Emerson Electric Co. (Electrical Equip.)		10,347	1,481,173
Equifax, Inc. (Professional Svs.)		2,200	349,184
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,416	393,760
Fastenal Co. (Trading Companies & Distributors)		21,208	1,018,620
FedEx Corp. (Air Freight & Logistics)		4,055	1,269,742
Fedex Freight Holding Co., Inc. (Ground Transportation)	(a)	2,008	303,208
Fortive Corp. (Machinery)		5,632	344,059
GE Vernova, Inc. (Electrical Equip.)		4,964	5,832,005

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,087	$318,284
General Dynamics Corp. (Aerospace & Defense)		4,689	1,661,031
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		19,273	7,202,898
Honeywell Aerospace, Inc. (Aerospace & Defense)	(a)	5,852	1,293,760
Honeywell International, Inc. (Industrial Conglomerates)		5,853	1,310,375
Howmet Aerospace, Inc. (Aerospace & Defense)		7,391	1,987,144
Hubbell, Inc. (Electrical Equip.)		976	510,643
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		728	203,760
IDEX Corp. (Machinery)		1,367	310,241
Illinois Tool Works, Inc. (Machinery)		4,836	1,307,993
Ingersoll Rand, Inc. (Machinery)		6,579	539,412
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,376	398,256
Jacobs Solutions, Inc. (Professional Svs.)		2,181	274,806
Johnson Controls International PLC (Building Products)		11,271	1,646,806
L3Harris Technologies, Inc. (Aerospace & Defense)		3,441	999,920
Leidos Holdings, Inc. (Professional Svs.)		2,324	239,302
Lennox International, Inc. (Building Products)		585	335,176
Lockheed Martin Corp. (Aerospace & Defense)		3,748	1,909,456
Masco Corp. (Building Products)		3,727	303,266
Nordson Corp. (Machinery)		979	295,355
Norfolk Southern Corp. (Ground Transportation)		4,149	1,305,234
Northrop Grumman Corp. (Aerospace & Defense)		2,466	1,255,958
Old Dominion Freight Line, Inc. (Ground Transportation)		3,381	732,325
Otis Worldwide Corp. (Machinery)		7,088	507,501
PACCAR, Inc. (Machinery)		9,722	1,167,807
Parker-Hannifin Corp. (Machinery)		2,329	2,278,041
Paychex, Inc. (Professional Svs.)		5,957	585,752
Pentair PLC (Machinery)		2,985	228,830
Quanta Services, Inc. (Construction & Engineering)		2,772	1,995,951
Republic Services, Inc. (Commercial Svs. & Supplies)		3,694	787,118
Rockwell Automation, Inc. (Electrical Equip.)		2,056	1,017,884
Rollins, Inc. (Commercial Svs. & Supplies)		5,425	226,440
RTX Corp. (Aerospace & Defense)		24,877	4,719,913
Snap-on, Inc. (Machinery)		957	385,097
Southwest Airlines Co. (Passenger Airlines)		9,029	464,271
Stanley Black & Decker, Inc. (Machinery)		2,872	270,313
Textron, Inc. (Aerospace & Defense)		3,212	294,637
Trane Technologies PLC (Building Products)		4,084	2,005,897
TransDigm Group, Inc. (Aerospace & Defense)		1,033	1,375,997
Uber Technologies, Inc. (Ground Transportation)	(a)	37,603	2,713,432
Union Pacific Corp. (Ground Transportation)		10,968	2,983,296
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	5,996	815,396
United Parcel Service, Inc. Class B (Air Freight & Logistics)		13,792	1,482,640
United Rentals, Inc. (Trading Companies & Distributors)		1,157	1,310,754
Veralto Corp. (Commercial Svs. & Supplies)		4,537	402,341
Verisk Analytics, Inc. (Professional Svs.)		2,420	434,463
Vertiv Holdings Co. Class A (Electrical Equip.)		7,096	2,375,883
W.W. Grainger, Inc. (Trading Companies & Distributors)		802	1,091,041
Waste Management, Inc. (Commercial Svs. & Supplies)		6,825	1,521,156
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Westinghouse Air Brake Technologies Corp. (Machinery)		3,134	$844,926
Xylem, Inc. (Machinery)		4,391	519,060
			106,350,826
Information Technology – 37.8%
Accenture PLC Class A (IT Svs.)		11,341	1,411,274
Adobe, Inc. (Software)	(a)	7,467	1,530,884
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	30,122	17,498,171
Akamai Technologies, Inc. (IT Svs.)	(a)	2,686	317,512
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		22,726	4,007,048
Analog Devices, Inc. (Semiconductors & Equip.)		9,019	3,582,076
Apple, Inc. (Tech. Hardware, Storage & Periph.)		271,318	78,508,577
Applied Materials, Inc. (Semiconductors & Equip.)		14,660	10,599,180
AppLovin Corp. Class A (Software)	(a)	4,970	2,560,693
Arista Networks, Inc. (Communications Equip.)	(a)	19,074	3,240,291
Autodesk, Inc. (Software)	(a)	3,900	758,238
Broadcom, Inc. (Semiconductors & Equip.)		87,463	33,039,148
Cadence Design Systems, Inc. (Software)	(a)	5,095	1,912,255
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,360	331,910
Ciena Corp. (Communications Equip.)	(a)	2,612	1,281,343
Cisco Systems, Inc. (Communications Equip.)		72,966	8,570,586
Cognizant Technology Solutions Corp. Class A (IT Svs.)		8,754	339,042
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,614	1,425,615
Corning, Inc. (Electronic Equip., Instr. & Comp.)		14,468	3,695,561
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,702	3,588,284
Datadog, Inc. Class A (Software)	(a)	6,111	1,591,060
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		5,344	2,305,722
F5, Inc. (Communications Equip.)	(a)	1,042	433,430
Fair Isaac Corp. (Software)	(a)	428	511,366
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,985	468,381
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	6,792	1,100,780
Fortinet, Inc. (Software)	(a)	11,504	1,767,245
Gartner, Inc. (IT Svs.)	(a)	1,237	160,340
Gen Digital, Inc. (Software)		10,181	253,405
GoDaddy, Inc. Class A (IT Svs.)	(a)	2,446	207,617
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		24,511	1,105,691
HP, Inc. (Tech. Hardware, Storage & Periph.)		16,894	370,654
Intel Corp. (Semiconductors & Equip.)	(a)	87,274	12,186,069
International Business Machines Corp. (IT Svs.)		17,362	4,882,368
Intuit, Inc. (Software)		5,109	1,333,449
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		1,949	751,301
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,168	1,109,022
KLA Corp. (Semiconductors & Equip.)		24,131	7,280,564
Lam Research Corp. (Semiconductors & Equip.)		23,102	10,010,790
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,437	1,233,032
Marvell Technology, Inc. (Semiconductors & Equip.)		16,174	4,818,073
Microchip Technology, Inc. (Semiconductors & Equip.)		9,996	911,635
Micron Technology, Inc. (Semiconductors & Equip.)		20,833	24,047,324
Microsoft Corp. (Software)		137,225	51,187,670
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		908	1,255,183
Motorola Solutions, Inc. (Communications Equip.)		3,066	1,273,279

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		3,645	$564,100
NVIDIA Corp. (Semiconductors & Equip.)		447,424	89,525,069
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,664	1,310,724
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,240	684,470
Oracle Corp. (Software)		31,346	4,593,756
Palantir Technologies, Inc. Class A (Software)	(a)	42,415	4,948,558
Palo Alto Networks, Inc. (Software)	(a)	14,982	5,109,162
PTC, Inc. (Software)	(a)	2,134	242,444
Qnity Electronics, Inc. (Semiconductors & Equip.)		3,867	631,520
QUALCOMM, Inc. (Semiconductors & Equip.)		19,470	3,597,861
Roper Technologies, Inc. (Software)		1,864	630,759
Salesforce, Inc. (Software)		15,112	2,367,446
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	2,736	6,220,925
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,142	3,997,030
ServiceNow, Inc. (Software)	(a)	19,051	1,891,383
Skyworks Solutions, Inc. (Semiconductors & Equip.)		2,778	188,348
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	10,396	304,915
Synopsys, Inc. (Software)	(a)	3,539	1,578,642
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		5,392	1,087,081
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	856	570,866
Teradyne, Inc. (Semiconductors & Equip.)		2,892	1,399,265
Texas Instruments, Inc. (Semiconductors & Equip.)		16,812	5,011,153
Trimble, Inc. (Software)	(a)	4,306	220,381
Tyler Technologies, Inc. (Software)	(a)	779	227,826
VeriSign, Inc. (IT Svs.)		1,513	380,610
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		6,367	4,066,730
Workday, Inc. Class A (Software)	(a)	3,763	460,667
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	880	231,669
			452,796,498
Materials – 1.8%
Air Products & Chemicals, Inc. (Chemicals)		4,114	1,206,143
Albemarle Corp. (Chemicals)		2,179	294,230
Amcor PLC (Containers & Packaging)		8,541	370,252
Avery Dennison Corp. (Containers & Packaging)		1,413	229,401
Ball Corp. (Containers & Packaging)		4,918	306,883
CF Industries Holdings, Inc. (Chemicals)		2,838	307,242
Corteva, Inc. (Chemicals)		12,355	1,046,345
CRH PLC (Construction Materials)		12,344	1,320,808
Dow, Inc. (Chemicals)		13,314	364,271
DuPont de Nemours, Inc. (Chemicals)		2,524	342,355
Ecolab, Inc. (Chemicals)		4,679	1,303,616
Freeport-McMoRan, Inc. (Metals & Mining)		26,556	1,670,107
International Flavors & Fragrances, Inc. (Chemicals)		4,716	373,602
International Paper Co. (Containers & Packaging)		9,782	372,694
Linde PLC (Chemicals)		8,541	4,432,267
LyondellBasell Industries N.V. Class A (Chemicals)		4,770	251,140
Martin Marietta Materials, Inc. (Construction Materials)		1,109	639,560
Mosaic Co. / The (Chemicals)		5,872	124,428
Newmont Corp. (Metals & Mining)		19,721	1,841,941
Nucor Corp. (Metals & Mining)		4,207	937,109
Packaging Corp. of America (Containers & Packaging)		1,636	389,826
Common Stocks (Continued)		Shares	Value
Materials (continued)
PPG Industries, Inc. (Chemicals)		4,118	$499,472
Sherwin-Williams Co. / The (Chemicals)		4,237	1,458,884
Smurfit Westrock PLC (Containers & Packaging)		9,688	448,167
Steel Dynamics, Inc. (Metals & Mining)		2,504	574,568
Vulcan Materials Co. (Construction Materials)		2,397	707,139
			21,812,450
Real Estate – 1.8%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		2,897	153,106
American Tower Corp. (Specialized REITs)		8,606	1,407,683
AvalonBay Communities, Inc. (Residential REITs)		2,566	484,179
BXP, Inc. (Office REITs)		2,740	181,689
Camden Property Trust (Residential REITs)		1,857	212,608
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	5,409	728,538
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	7,544	213,646
Crown Castle, Inc. (Specialized REITs)		8,063	610,611
Digital Realty Trust, Inc. (Specialized REITs)		6,102	1,095,797
Equinix, Inc. (Specialized REITs)		1,822	1,899,235
Equity Residential (Residential REITs)		6,298	427,823
Essex Property Trust, Inc. (Residential REITs)		1,187	346,117
Extra Space Storage, Inc. (Specialized REITs)		3,903	567,106
Federal Realty Investment Trust (Retail REITs)		1,452	179,235
Healthpeak Properties, Inc. (Health Care REITs)		12,736	272,550
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		11,766	278,972
Invitation Homes, Inc. (Residential REITs)		10,096	305,000
Iron Mountain, Inc. (Specialized REITs)		5,496	694,200
Kimco Realty Corp. (Retail REITs)		12,458	315,810
Mid-America Apartment Communities, Inc. (Residential REITs)		2,150	298,721
Prologis, Inc. (Industrial REITs)		17,223	2,333,200
Public Storage (Specialized REITs)		2,919	929,147
Realty Income Corp. (Retail REITs)		17,226	1,067,323
Regency Centers Corp. (Retail REITs)		3,044	242,729
SBA Communications Corp. (Specialized REITs)		1,959	345,685
Simon Property Group, Inc. (Retail REITs)		5,990	1,339,664
UDR, Inc. (Residential REITs)		5,462	218,043
Ventas, Inc. (Health Care REITs)		8,981	797,513
VICI Properties, Inc. (Specialized REITs)		20,188	535,991
Welltower, Inc. (Health Care REITs)		13,040	2,959,689
Weyerhaeuser Co. (Specialized REITs)		13,320	318,881
			21,760,491
Utilities – 2.2%
AES Corp. / The (Ind. Power & Renewable Elec.)		13,174	193,131
Alliant Energy Corp. (Electric Utilities)		4,771	363,980
Ameren Corp. (Multi-Utilities)		5,112	577,860
American Electric Power Co., Inc. (Electric Utilities)		10,051	1,375,077
American Water Works Co., Inc. (Water Utilities)		3,607	474,609
Atmos Energy Corp. (Gas Utilities)		3,084	531,281
CenterPoint Energy, Inc. (Multi-Utilities)		12,084	532,179
CMS Energy Corp. (Multi-Utilities)		5,707	436,585
Consolidated Edison, Inc. (Multi-Utilities)		6,808	753,169
Constellation Energy Corp. (Electric Utilities)		5,905	1,466,625
Dominion Energy, Inc. (Multi-Utilities)		16,246	1,109,439
DTE Energy Co. (Multi-Utilities)		3,843	585,558
Duke Energy Corp. (Electric Utilities)		14,401	1,822,879
Edison International (Electric Utilities)		7,108	529,191
Entergy Corp. (Electric Utilities)		8,459	971,601
Evergy, Inc. (Electric Utilities)		4,258	368,019
Eversource Energy (Electric Utilities)		6,947	502,060

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Exelon Corp. (Electric Utilities)	18,902	$881,211
FirstEnergy Corp. (Electric Utilities)	9,617	457,192
NextEra Energy, Inc. (Electric Utilities)	38,522	3,381,076
NiSource, Inc. (Multi-Utilities)	8,857	421,150
NRG Energy, Inc. (Electric Utilities)	3,898	569,342
PG&E Corp. (Electric Utilities)	40,682	684,271
Pinnacle West Capital Corp. (Electric Utilities)	2,239	239,573
PPL Corp. (Electric Utilities)	13,898	505,192
Public Service Enterprise Group, Inc. (Multi-Utilities)	9,205	747,078
Sempra (Multi-Utilities)	12,076	1,119,566
Southern Co. / The (Electric Utilities)	20,825	1,993,161
Vistra Corp. (Ind. Power & Renewable Elec.)	5,855	928,779
WEC Energy Group, Inc. (Multi-Utilities)	6,017	702,605
Xcel Energy, Inc. (Electric Utilities)	11,532	926,020
		26,149,459
Total Common Stocks (Cost $555,272,779)		$1,190,726,444

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.641%	08/13/2026	$490,000	$487,864
Total U.S. Treasury Obligations (Cost $487,887)					$487,864
Total Investments – 99.5% (Cost $555,760,666)				(d)	$1,191,214,308
Other Assets in Excess of Liabilities – 0.5%					5,728,747
Net Assets – 100.0%					$1,196,943,055

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at June 30, 2026.  The value of securities pledged totaled $487,864.  See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2026.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	17	September 18, 2026	$6,484,963	$6,416,013	$(68,950)	$53,240
Total Futures Contracts			$6,484,963	$6,416,013	$(68,950)	$53,240
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.2%		Shares	Value
Communication Services – 4.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)		3,346	$1,195,760
Alphabet, Inc. Class C (Interactive Media & Svs.)		5,280	1,865,582
AT&T, Inc. (Diversified Telecom. Svs.)		39,791	823,674
Comcast Corp. Class A (Diversified Telecom. Svs.)		34,882	856,353
Fox Corp. Class A (Media)		7,631	398,033
Fox Corp. Class B (Media)		841	39,393
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		1,853	1,043,776
Roku, Inc. (Entertainment)	(a)	602	83,160
Space Exploration Technologies Corp. Class A (Diversified Telecom. Svs.)	(a)	4,246	725,472
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		2,913	488,598
Trade Desk, Inc. / The Class A (Media)	(a)	6,065	109,655
Verizon Communications, Inc. (Diversified Telecom. Svs.)		17,707	749,714
Walt Disney Co. / The (Entertainment)		6,743	649,014
			9,028,184
Consumer Discretionary – 11.2%
Amazon.com, Inc. (Broadline Retail)	(a)	46,626	11,112,841
AutoZone, Inc. (Specialty Retail)	(a)	97	310,006
Best Buy Co., Inc. (Specialty Retail)		4,177	316,951
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,380	245,971
BorgWarner, Inc. (Automobile Components)		11,986	795,870
Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)		7,864	224,674
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	29,623	1,007,182
Garmin Ltd. (Household Durables)		2,730	648,484
General Motors Co. (Automobiles)		6,322	487,300
Home Depot, Inc. / The (Specialty Retail)		1,707	602,025
Installed Building Products, Inc. (Household Durables)		1,561	358,780
Lithia Motors, Inc. (Specialty Retail)		1,439	418,015
MercadoLibre, Inc. (Broadline Retail)	(a)	145	246,122
Meritage Homes Corp. (Household Durables)		4,045	339,173
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	5,440	500,970
Ross Stores, Inc. (Specialty Retail)		1,312	279,259
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		1,732	334,674
TJX Cos., Inc. / The (Specialty Retail)		11,513	1,744,220
Toll Brothers, Inc. (Household Durables)		4,573	753,402
Tractor Supply Co. (Specialty Retail)		19,234	607,987
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,073	6,674
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,297	345,097
			21,685,677
Consumer Staples – 6.1%
Altria Group, Inc. (Tobacco)		11,385	819,151
Archer-Daniels-Midland Co. (Food Products)		2,904	221,866
Coca-Cola Co. / The (Beverages)		3,740	303,950
Conagra Brands, Inc. (Food Products)		19,070	256,682
Constellation Brands, Inc. Class A (Beverages)		1,973	274,425
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		785	734,344
Dollar General Corp. (Consumer Staples Distribution & Retail)		2,162	248,868
General Mills, Inc. (Food Products)		15,157	527,464
Kroger Co. / The (Consumer Staples Distribution & Retail)		3,617	200,852
Molson Coors Beverage Co. Class B (Beverages)		14,516	565,543
PepsiCo, Inc. (Beverages)		7,650	1,035,810
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Procter & Gamble Co. / The (Household Products)		21,200	$3,108,768
Sysco Corp. (Consumer Staples Distribution & Retail)		9,766	816,242
Target Corp. (Consumer Staples Distribution & Retail)		3,971	518,652
Tyson Foods, Inc. Class A (Food Products)		13,260	759,135
Walmart, Inc. (Consumer Staples Distribution & Retail)		12,070	1,367,048
			11,758,800
Energy – 6.0%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,489	594,896
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,111	2,504,799
ConocoPhillips (Oil, Gas & Consumable Fuels)		8,078	839,789
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		10,295	425,389
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2,700	350,271
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(a)	25,869	3,536,810
Halliburton Co. (Energy Equip. & Svs.)		11,273	382,718
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		24,214	774,122
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,605	410,350
Phillips 66 (Oil, Gas & Consumable Fuels)		7,477	1,263,987
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,375	618,545
			11,701,676
Financials – 18.3%
American Express Co. (Consumer Finance)		1,369	463,064
American Financial Group, Inc. (Insurance)		5,253	735,105
American International Group, Inc. (Insurance)		6,617	493,165
Bank of America Corp. (Banks)		67,205	3,829,341
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,175	4,591,078
Capital One Financial Corp. (Consumer Finance)		3,715	745,303
Charles Schwab Corp. / The (Capital Markets)		21,493	1,983,159
Citigroup, Inc. (Banks)		19,483	2,726,841
CME Group, Inc. (Capital Markets)		3,465	765,176
Credicorp Ltd. (Banks)		1,070	416,851
Fidelity National Information Services, Inc. (Financial Services)		3,975	154,548
Goldman Sachs Group, Inc. / The (Capital Markets)		1,085	1,097,336
Huntington Bancshares, Inc. (Banks)		68,135	1,208,034
Intercontinental Exchange, Inc. (Capital Markets)		9,420	1,159,696
JPMorgan Chase & Co. (Banks)		17,377	5,688,013
MetLife, Inc. (Insurance)		5,932	501,907
Morgan Stanley (Capital Markets)		13,268	2,773,543
OneMain Holdings, Inc. (Consumer Finance)		9,917	604,640
Travelers Cos., Inc. / The (Insurance)		6,819	2,251,088
Unum Group (Insurance)		4,986	445,748
Visa, Inc. (Financial Services)		1,744	598,349
W. R. Berkley Corp. (Insurance)		4,753	335,229
Wells Fargo & Co. (Banks)		21,360	1,765,190
			35,332,404
Health Care – 13.0%
Abbott Laboratories (Health Care Equip. & Supplies)		28,260	2,564,312
AbbVie, Inc. (Biotechnology)		2,783	700,314
Amgen, Inc. (Biotechnology)		1,579	571,788
Biogen, Inc. (Biotechnology)	(a)	3,565	770,254

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,840	$804,091
Bristol-Myers Squibb Co. (Pharmaceuticals)		38,580	2,222,980
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,489	1,303,967
Centene Corp. (Health Care Providers & Svs.)	(a)	6,519	418,455
Chemed Corp. (Health Care Providers & Svs.)		1,942	904,467
Cigna Group / The (Health Care Providers & Svs.)		2,475	682,308
CVS Health Corp. (Health Care Providers & Svs.)		5,719	591,631
Danaher Corp. (Life Sciences Tools & Svs.)		1,220	232,386
Elevance Health, Inc. (Health Care Providers & Svs.)		976	377,448
Exelixis, Inc. (Biotechnology)	(a)	5,945	323,467
Gilead Sciences, Inc. (Biotechnology)		5,485	692,975
Johnson & Johnson (Pharmaceuticals)		9,871	2,506,938
Medtronic PLC (Health Care Equip. & Supplies)		8,050	629,752
Merck & Co., Inc. (Pharmaceuticals)		2,568	329,988
Natera, Inc. (Biotechnology)	(a)	1,961	532,313
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,250	547,739
Pfizer, Inc. (Pharmaceuticals)		43,667	1,051,501
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,467	914,733
Stryker Corp. (Health Care Equip. & Supplies)		2,216	697,685
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,323	663,299
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	17,647	589,233
United Therapeutics Corp. (Biotechnology)	(a)	499	270,373
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,589	2,738,586
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	916	455,005
			25,087,988
Industrials – 12.6%
3M Co. (Industrial Conglomerates)		15,251	2,469,289
AMETEK, Inc. (Electrical Equip.)		2,871	694,610
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,381	805,135
Booz Allen Hamilton Holding Corp. (Professional Svs.)		4,483	271,984
Caterpillar, Inc. (Machinery)		684	728,392
Copart, Inc. (Commercial Svs. & Supplies)	(a)	4,738	133,564
Dover Corp. (Machinery)		1,927	432,188
Emerson Electric Co. (Electrical Equip.)		1,921	274,991
FedEx Corp. (Air Freight & Logistics)		1,923	602,149
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,839	673,780
General Dynamics Corp. (Aerospace & Defense)		3,599	1,274,910
HEICO Corp. Class A (Aerospace & Defense)		2,355	607,378
Hubbell, Inc. (Electrical Equip.)		606	317,059
Illinois Tool Works, Inc. (Machinery)		3,133	847,382
INNIO N.V. (Electrical Equip.)		3,913	154,759
KBR, Inc. (Professional Svs.)		8,373	289,120
Leidos Holdings, Inc. (Professional Svs.)		1,767	181,948
Lockheed Martin Corp. (Aerospace & Defense)		2,445	1,245,630
MasTec, Inc. (Construction & Engineering)	(a)	806	335,344
Mueller Industries, Inc. (Machinery)		3,810	468,363
Northrop Grumman Corp. (Aerospace & Defense)		939	478,242
Owens Corning (Building Products)		2,902	461,302
PACCAR, Inc. (Machinery)		4,938	593,153
Parker-Hannifin Corp. (Machinery)		2,708	2,648,749
Republic Services, Inc. (Commercial Svs. & Supplies)		2,720	579,578
Rockwell Automation, Inc. (Electrical Equip.)		1,803	892,629
RTX Corp. (Aerospace & Defense)		11,681	2,216,236
Common Stocks (Continued)		Shares	Value
Industrials (continued)
SS&C Technologies Holdings, Inc. (Professional Svs.)		3,232	$200,546
Stanley Black & Decker, Inc. (Machinery)		5,679	534,507
Trane Technologies PLC (Building Products)		838	411,592
Union Pacific Corp. (Ground Transportation)		2,771	753,712
United Parcel Service, Inc. Class B (Air Freight & Logistics)		6,844	735,730
Waste Connections, Inc. (Commercial Svs. & Supplies)		2,367	394,555
Waste Management, Inc. (Commercial Svs. & Supplies)		1,776	395,835
XPO, Inc. (Ground Transportation)	(a)	1,570	322,305
			24,426,646
Information Technology – 19.5%
Accenture PLC Class A (IT Svs.)		6,900	858,636
Adobe, Inc. (Software)	(a)	2,915	597,633
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		887	330,736
Amdocs Ltd. (IT Svs.)		4,683	236,679
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		3,317	584,853
Analog Devices, Inc. (Semiconductors & Equip.)		2,371	941,690
Apple, Inc. (Tech. Hardware, Storage & Periph.)		33,160	9,595,178
Applied Materials, Inc. (Semiconductors & Equip.)		2,276	1,645,548
Cerebras Systems, Inc. Class A (Semiconductors & Equip.)	(a)	328	72,488
Check Point Software Technologies Ltd. (Software)	(a)	2,522	331,467
Cisco Systems, Inc. (Communications Equip.)		18,714	2,198,147
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		2,159	931,522
Dynatrace, Inc. (Software)	(a)	8,804	386,584
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		6,347	286,313
Intel Corp. (Semiconductors & Equip.)	(a)	21,424	2,991,433
International Business Machines Corp. (IT Svs.)		2,860	804,261
Intuit, Inc. (Software)		2,762	720,882
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,986	695,239
Lam Research Corp. (Semiconductors & Equip.)		1,569	679,895
Lumentum Holdings, Inc. (Communications Equip.)	(a)	285	244,547
Microchip Technology, Inc. (Semiconductors & Equip.)		3,935	358,872
Microsoft Corp. (Software)		21,214	7,913,246
Motorola Solutions, Inc. (Communications Equip.)		2,911	1,208,909
NVIDIA Corp. (Semiconductors & Equip.)		2,900	580,261
QUALCOMM, Inc. (Semiconductors & Equip.)		4,477	827,305
Quantinuum, Inc. Class A (IT Svs.)	(a)	883	72,176
RingCentral, Inc. Class A (Software)		8,146	317,531
Texas Instruments, Inc. (Semiconductors & Equip.)		3,145	937,430
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		563	359,599
			37,709,060
Materials – 3.5%
Air Products & Chemicals, Inc. (Chemicals)		1,914	561,147
Alcoa Corp. (Metals & Mining)		7,082	369,255
Dow, Inc. (Chemicals)		13,753	376,282
Eastman Chemical Co. (Chemicals)		4,066	272,341
Ecolab, Inc. (Chemicals)		2,275	633,838
Freeport-McMoRan, Inc. (Metals & Mining)		21,546	1,355,028

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)	Shares	Value
Materials (continued)
International Paper Co. (Containers & Packaging)	16,005	$609,790
LyondellBasell Industries N.V. Class A (Chemicals)	13,869	730,203
Newmont Corp. (Metals & Mining)	8,729	815,289
Nucor Corp. (Metals & Mining)	1,238	275,764
Sherwin-Williams Co. / The (Chemicals)	1,012	348,452
Vulcan Materials Co. (Construction Materials)	1,292	381,153
		6,728,542
Real Estate – 2.5%
CubeSmart (Specialized REITs)	10,216	406,290
Digital Realty Trust, Inc. (Specialized REITs)	6,655	1,195,105
Equinix, Inc. (Specialized REITs)	1,006	1,048,644
NNN REIT, Inc. (Retail REITs)	10,608	493,590
Regency Centers Corp. (Retail REITs)	6,412	511,293
Ventas, Inc. (Health Care REITs)	10,206	906,293
VICI Properties, Inc. (Specialized REITs)	13,229	351,230
		4,912,445
Common Stocks (Continued)		Shares	Value
Utilities – 2.8%
Ameren Corp. (Multi-Utilities)		5,619	$635,172
Consolidated Edison, Inc. (Multi-Utilities)		7,867	870,326
DTE Energy Co. (Multi-Utilities)		2,997	456,653
NextEra Energy, Inc. (Electric Utilities)		3,273	287,271
NiSource, Inc. (Multi-Utilities)		8,486	403,509
PG&E Corp. (Electric Utilities)		65,583	1,103,106
Pinnacle West Capital Corp. (Electric Utilities)		4,871	521,197
Portland General Electric Co. (Electric Utilities)		12,896	668,400
PPL Corp. (Electric Utilities)		14,139	513,953
			5,459,587
Total Common Stocks (Cost $168,478,322)			$193,831,009
Total Investments – 100.2% (Cost $168,478,322)	(b)		$193,831,009
Liabilities in Excess of Other Assets – (0.2)%	(c)		(329,876)
Net Assets – 100.0%			$193,501,133

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $27,550 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	1	September 18, 2026	$372,054	$377,413	$5,359	$2,400
Total Futures Contracts			$372,054	$377,413	$5,359	$2,400
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Corporate Bonds–88.7%		Rate	Maturity	Face Amount	Value
Communication Services – 7.9%
Altice France SA (Wireless Telecom. Svs.)	(a)	6.875%	10/15/2030	$989,736	$960,072
Angi Group LLC (Interactive Media & Svs.)	(a)	3.875%	08/15/2028	1,000,000	845,000
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	250,000	247,964
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	62,000	61,874
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	122,283
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	160,000	151,704
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	100,000	92,954
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	325,783
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	173,516
Cogent Communications Group LLC / Cogent Finance, Inc. (Diversified Telecom. Svs.)	(a)	7.000%	06/15/2027	1,000,000	993,105
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	258,818
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	134,961
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	194,757
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	185,000	174,127
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	317,908
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	200,000	192,904
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	390,345
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	175,000	167,111
Versant Media Group, Inc. (Media)	(a)	7.250%	01/30/2031	1,000,000	1,034,565
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	1,000,000	760,376
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	164,471
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	437,588
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	119,640
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	4.625%	10/15/2030	1,000,000	940,088
					9,261,914
Consumer Discretionary – 12.5%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	228,376
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	150,783
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,000,000	940,106
American Axle & Manufacturing, Inc. (Automobile Components)	(a)	7.750%	10/15/2033	1,000,000	987,867
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	239,120
Ashton Woods U.S.A. LLC / Ashton Woods Finance Co. (Household Durables)	(a)	4.625%	08/01/2029	1,000,000	962,934
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	579,726	658,305
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	274,070
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC (Household Durables)	(a)	4.875%	02/15/2030	1,000,000	930,597
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	301,967
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	462,656
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	180,000	179,500
LGI Homes, Inc. (Household Durables)	(a)	7.000%	11/15/2032	1,000,000	993,759
Lithia Motors, Inc. (Specialty Retail)	(a)	4.625%	12/15/2027	1,000,000	995,233
Mattamy Group Corp. (Household Durables)	(a)	6.000%	12/15/2033	1,000,000	959,905
Newell Brands, Inc. (Household Durables)		7.375%	04/01/2036	1,000,000	1,014,176
Nissan Motor Co. Ltd. (Automobiles)	(a)	4.810%	09/17/2030	1,000,000	931,338
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	176,471
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	200,000	198,830
Tenneco, Inc. (Automobile Components)	(a)	8.000%	11/17/2028	1,000,000	1,006,254
Under Armour, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7.250%	07/15/2030	1,000,000	1,007,676
ZF North America Capital, Inc. (Automobile Components)	(a)	7.500%	03/24/2031	1,000,000	1,006,744
					14,606,667
Consumer Staples – 0.2%
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	174,749
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	125,000	120,843
					295,592
Energy – 8.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	624,787
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	07/01/2034	350,000	345,623
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	180,000	179,469
Breakwater Energy Holdings SARL (Oil, Gas & Consumable Fuels)	(a)	9.250%	11/15/2030	750,000	791,309
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	6.750%	02/01/2033	200,000	200,580
Crescent Energy Finance LLC (Oil, Gas & Consumable Fuels)	(a)	7.625%	04/01/2032	1,000,000	1,008,063
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	423,817
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(a)	6.875%	05/15/2034	1,000,000	972,973
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	128,346
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.625%	11/15/2032	150,000	153,462

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.875%	10/15/2033	$1,000,000	$993,640
SESI LLC (Oil, Gas & Consumable Fuels)	(a)	7.875%	09/30/2030	1,000,000	1,016,084
Venture Global Calcasieu Pass LLC (Oil, Gas & Consumable Fuels)	(a)	3.875%	08/15/2029	1,000,000	953,952
Venture Global Calcasieu Pass LLC (Oil, Gas & Consumable Fuels)	(a)	6.000%	05/01/2036	500,000	505,396
Venture Global LNG, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	06/15/2036	500,000	492,839
Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.250%	02/15/2033	1,000,000	983,128
					9,773,468
Financials – 26.1%
Antares Holdings LP (Capital Markets)	(a)	7.950%	08/11/2028	1,000,000	1,033,743
Antares Holdings LP (Capital Markets)	(a)	6.625%	06/10/2031	2,000,000	2,000,168
Apollo Debt Solutions BDC (Capital Markets)		6.550%	03/15/2032	1,750,000	1,764,987
Ares Strategic Income Fund (Capital Markets)		5.550%	04/15/2031	1,000,000	970,342
Azorra Finance Ltd. (Financial Services)	(a)	6.250%	02/15/2034	500,000	483,218
Blackstone Private Credit Fund (Capital Markets)		6.000%	11/22/2034	1,500,000	1,443,804
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	700,000	688,859
Blue Owl Credit Income Corp. (Capital Markets)		6.600%	09/15/2029	750,000	754,825
BNP Paribas SA (Rate is fixed until 04/17/2036, then H15T5Y + 294) (Banks)	(a)(c)	7.200%	Perpetual	500,000	503,135
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,200,000	1,202,700
FS KKR Capital Corp. (Capital Markets)		7.500%	08/01/2031	100,000	99,605
goeasy Ltd. (Consumer Finance)	(a)	6.875%	02/15/2031	1,000,000	884,380
Goldman Sachs Private Credit Corp. (Capital Markets)		5.375%	01/31/2029	2,000,000	1,983,455
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.150%	06/16/2031	800,000	794,199
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	1,000,000	979,436
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	360,000	349,413
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(a)	5.000%	08/15/2028	1,000,000	965,567
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	458,985
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	4.250%	02/01/2027	1,000,000	994,166
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	500,000	493,324
Midcap Financial Issuer Trust (Capital Markets)	(a)	5.625%	01/15/2030	500,000	481,954
MSD Investment Corp. (Capital Markets)	(a)	6.375%	06/12/2029	750,000	751,743
MSD Investment Corp. (Capital Markets)		6.250%	05/31/2030	1,000,000	989,758
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	600,000	585,887
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,250,000	1,258,197
Rfna LP (Financial Services)	(a)	7.875%	02/15/2030	1,000,000	1,007,492
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	288,570
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	320,000	299,443
SLM Corp. (Rate is fixed until 05/15/2031, then SOFRINDX + 271) (Consumer Finance)	(c)	6.495%	05/15/2032	1,500,000	1,498,264
Stonebriar ABF Issuer LLC (Financial Services)	(a)	8.125%	12/15/2030	1,000,000	1,045,491
UBS Group AG (Rate is fixed until 07/08/2036, then USISSO05 + 332) (Capital Markets)	(a)(c)	7.000%	Perpetual	500,000	505,494
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	222,811
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	209,014
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	186,357
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	200,000	178,245
Valley National Bancorp (Rate is fixed until 06/01/2031, then TSFR3M + 243) (Banks)	(c)	6.219%	06/01/2036	1,250,000	1,245,317
Western Alliance Bank (Rate is fixed until 11/15/2030, then H15T5Y + 285) (Banks)	(c)	6.537%	11/15/2035	1,000,000	993,040
					30,595,388
Health Care – 7.0%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	700,000	708,985
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	500,000	492,199
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	525,000	518,445
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	105,000	103,898
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	250,000	238,671
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	4.750%	02/15/2031	630,000	579,577
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	200,000	199,889
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	331,733
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	1,000,000	979,571
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3.875%	11/15/2030	1,000,000	932,548
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	6.750%	05/15/2034	500,000	527,431
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	200,000	214,114
Prime Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9.375%	09/01/2029	450,000	470,110
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	1,000,000	985,692
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	424,996
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	173,514
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	140,000	140,563
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	179,271
					8,201,207

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials – 6.8%
AAR Escrow Issuer LLC (Aerospace & Defense)	(a)	6.750%	03/15/2029	$1,000,000	$1,021,623
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	175,340
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Ground Transportation)	(a)	8.375%	06/15/2032	500,000	503,307
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	204,003
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	650,000	581,690
CP Atlas Buyer, Inc. (Building Products)	(a)	9.750%	07/15/2030	125,000	120,022
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	135,000	132,993
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	613,832
GFL Environmental Holdings U.S., Inc. (Commercial Svs. & Supplies)	(a)	5.500%	02/01/2034	500,000	489,044
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	300,000	304,060
Rand Parent LLC (Air Freight & Logistics)	(a)	8.500%	02/15/2030	1,000,000	1,035,846
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	275,000	272,995
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	500,000	499,919
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	276,662
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	250,000	248,261
Stonepeak Nile Parent LLC (Air Freight & Logistics)	(a)	7.250%	03/15/2032	1,000,000	1,035,535
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	199,343
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	229,014
					7,943,489
Information Technology – 6.9%
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	436,627
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	390,000	378,546
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	187,449
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	145,000	144,986
CoreWeave, Inc. (IT Svs.)	(a)	9.250%	06/01/2030	350,000	352,273
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	125,000	123,527
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	130,000	131,320
Everforth, Inc. (IT Svs.)	(a)	4.625%	05/15/2028	1,000,000	925,683
Flash Compute LLC (Software)	(a)	7.250%	12/31/2030	750,000	771,167
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	125,000	124,871
Ingram Micro, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.750%	05/15/2029	1,000,000	982,108
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	330,316
ION Platform Finance U.S., Inc. / ION Platform Finance SARL (Software)	(a)	5.750%	05/15/2028	1,000,000	917,882
Kioxia Holdings Corp. (Semiconductors & Equip.)	(a)	6.625%	07/24/2033	250,000	261,474
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	135,000	131,669
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	321,806
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	223,656
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	585,297
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	156,848
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	246,764
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	262,314
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	130,000	131,584
					8,128,167
Materials – 6.9%
Celanese U.S. Holdings LLC (Chemicals)		7.375%	02/15/2034	1,000,000	1,033,135
Chemours Co. / The (Chemicals)	(a)	8.000%	01/15/2033	500,000	506,388
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	163,371
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	305,000	278,836
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	198,419
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	149,925
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.625%	01/15/2034	125,000	124,828
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	225,000	221,942
FMC Corp. (Chemicals)		5.650%	05/18/2033	1,000,000	896,955
Huntsman International LLC (Chemicals)		2.950%	06/15/2031	1,000,000	898,837
Magnera Corp. (Paper & Forest Products)	(a)	4.750%	11/15/2029	1,000,000	933,504
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2030	150,000	153,348
Maxam Prill SARL (Chemicals)	(a)	7.750%	07/15/2030	425,000	437,855
Olin Corp. (Chemicals)	(a)	6.625%	04/01/2033	1,000,000	987,418
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	105,000	104,257
SunCoke Energy, Inc. (Metals & Mining)	(a)	4.875%	06/30/2029	1,000,000	946,239
					8,035,257
Real Estate – 1.8%
Brandywine Operating Partnership LP (Office REITs)		4.550%	10/01/2029	1,000,000	940,159
Howard Hughes Corp. / The (Real Estate Mgmt. & Development)	(a)	5.875%	03/01/2032	250,000	247,863
Hudson Pacific Properties LP (Office REITs)		3.950%	11/01/2027	1,000,000	974,734
					2,162,756

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities – 4.3%
DPL LLC (Electric Utilities)		4.350%	04/15/2029	$1,000,000	$968,791
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	200,046
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	1,000,000	993,287
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(c)	6.850%	09/15/2056	1,000,000	996,449
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	200,000	199,859
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	366,198
VoltaGrid LLC (Electric Utilities)	(a)	7.375%	11/01/2030	250,000	259,543
XPLR Infrastructure Operating Partners LP (Ind. Power & Renewable Elec.)	(a)	7.750%	04/15/2034	1,000,000	1,052,570
					5,036,743
Total Corporate Bonds (Cost $104,307,040)					$104,040,648

Preferred Securities–7.6%		Rate	Quantity	Value
Financials – 7.6%
Ally Financial, Inc. (Rate is fixed until 08/15/2031, then H15T5Y + 315) (Consumer Finance)	(c)	7.100%	2,000,000	$2,026,994
Charles Schwab Corp. / The (Rate is fixed until 06/01/2031, then H15T5Y + 225) (Capital Markets)	(c)	6.100%	1,000,000	1,000,220
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(c)	6.500%	2,000,000	2,023,211
General Motors Financial Co., Inc. (Rate is fixed until 09/30/2027, then QL + 360) (Consumer Finance)	(c)	5.750%	145,000	144,880
Synchrony Financial (Rate is fixed until 08/15/2031, then H15T5Y + 308) (Consumer Finance)	(c)	7.250%	1,667,000	1,657,039
Truist Financial Corp. (Rate is fixed until 06/15/2031, then H15T5Y + 213) (Banks)	(c)	6.250%	1,000,000	1,000,248
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,011,838
Total Preferred Securities (Cost $8,808,798)				$8,864,430

Common Stocks–0.0%		Shares	Value
Communication Services – 0.0%
Audacy, Inc. (Media)	(d)(e)	527	$15,014
Total Common Stocks (Cost $357,285)			$15,014

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services – 0.0%
Audacy, Inc. Second Lien Warrants (Media)	(d)(e)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(d)(e)	09/30/2028	77.10	638	—
Total Warrants (Cost $214)					$—
Total Investments – 96.3% (Cost $113,473,337)	(f)				$112,920,092
Other Assets in Excess of Liabilities – 3.7%					4,296,752
Net Assets – 100.0%					$117,216,844

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.190% at 6/30/2026
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.249% at 6/30/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.734% at 6/30/2026
USISSO05:	5 Year Secured Overnight Financing Rate ("SOFR") ICE Swap Rate, 3.880% at 6/30/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2026, the value of these securities totaled $77,605,785, or 66.2% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2026.

(d)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–99.9%		Shares	Value
Communication Services – 12.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		26,160	$9,348,799
Alphabet, Inc. Class C (Interactive Media & Svs.)		24,529	8,666,832
Comcast Corp. Class A (Diversified Telecom. Svs.)		39,893	979,373
Electronic Arts, Inc. (Entertainment)		2,189	448,832
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		13,240	7,457,960
Netflix, Inc. (Entertainment)	(a)	51,028	3,643,399
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,318	579,454
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		12,838	2,153,318
Warner Bros. Discovery, Inc. (Entertainment)	(a)	31,359	836,031
			34,113,998
Consumer Discretionary – 10.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,639	806,941
Amazon.com, Inc. (Broadline Retail)	(a)	48,269	11,504,433
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		9,451	1,684,546
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,318	981,331
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,456	1,280,759
MercadoLibre, Inc. (Broadline Retail)	(a)	638	1,082,935
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	8,957	824,850
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	8,566	653,415
Ross Stores, Inc. (Specialty Retail)		4,284	911,849
Starbucks Corp. (Hotels, Restaurants & Leisure)		13,743	1,404,397
Tesla, Inc. (Automobiles)	(a)	22,646	9,524,908
			30,660,364
Consumer Staples – 6.1%
Coca-Cola Europacific Partners PLC (Beverages)		5,679	568,298
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,324	4,980,442
Keurig Dr Pepper, Inc. (Beverages)		16,215	530,717
Kraft Heinz Co. / The (Food Products)		10,420	246,120
Mondelez International, Inc. Class A (Food Products)		13,548	783,616
Monster Beverage Corp. (Beverages)	(a)	13,456	1,293,391
PepsiCo, Inc. (Beverages)		15,907	2,153,808
Walmart, Inc. (Consumer Staples Distribution & Retail)		60,065	6,802,962
			17,359,354
Energy – 0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		14,599	810,244
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,379	593,961
			1,404,205
Financials – 0.2%
PayPal Holdings, Inc. (Financial Services)		10,475	452,310
Health Care – 3.6%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	1,555	468,102
Amgen, Inc. (Biotechnology)		6,505	2,355,591
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	5,162	347,661
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6,375	408,064
Gilead Sciences, Inc. (Biotechnology)		15,207	1,921,252
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	983	517,490
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,443	$1,766,892
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,326	826,814
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,182	1,580,595
			10,192,461
Industrials – 3.5%
Automatic Data Processing, Inc. (Professional Svs.)		3,942	882,811
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,086	608,822
Cintas Corp. (Commercial Svs. & Supplies)		4,340	738,147
Copart, Inc. (Commercial Svs. & Supplies)	(a)	11,044	311,330
CSX Corp. (Ground Transportation)		21,959	1,043,711
Fastenal Co. (Trading Companies & Distributors)		13,928	668,962
Ferrovial N.V. (Construction & Engineering)		11,775	807,883
Honeywell Aerospace, Inc. (Aerospace & Defense)	(a)	4,321	955,287
Honeywell International, Inc. (Industrial Conglomerates)		4,321	967,472
Old Dominion Freight Line, Inc. (Ground Transportation)		3,035	657,381
PACCAR, Inc. (Machinery)		7,932	952,792
Paychex, Inc. (Professional Svs.)		2,538	249,562
Rocket Lab Corp. (Aerospace & Defense)	(a)	8,072	820,519
Thomson Reuters Corp. (Professional Svs.)		4,578	373,885
			10,038,564
Information Technology – 61.1%
Adobe, Inc. (Software)	(a)	4,693	962,159
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	20,496	11,906,331
Analog Devices, Inc. (Semiconductors & Equip.)		6,137	2,437,432
Apple, Inc. (Tech. Hardware, Storage & Periph.)		65,930	19,077,505
Applied Materials, Inc. (Semiconductors & Equip.)		9,977	7,213,371
AppLovin Corp. Class A (Software)	(a)	3,894	2,006,306
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	1,756	622,625
ASML Holding N.V. (Semiconductors & Equip.)		1,105	2,198,331
Autodesk, Inc. (Software)	(a)	2,463	478,856
Broadcom, Inc. (Semiconductors & Equip.)		21,590	8,155,623
Cadence Design Systems, Inc. (Software)	(a)	3,592	1,348,149
Cisco Systems, Inc. (Communications Equip.)		50,192	5,895,552
CoreWeave, Inc. Class A (IT Svs.)	(a)	5,811	578,427
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,291	2,511,494
Datadog, Inc. Class A (Software)	(a)	4,402	1,146,105
Fortinet, Inc. (Software)	(a)	9,257	1,422,060
Intel Corp. (Semiconductors & Equip.)	(a)	62,794	8,767,926
Intuit, Inc. (Software)		3,356	875,916
KLA Corp. (Semiconductors & Equip.)		16,478	4,971,577
Lam Research Corp. (Semiconductors & Equip.)		15,699	6,802,848
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,095	939,576
Marvell Technology, Inc. (Semiconductors & Equip.)		10,952	3,262,491
Microchip Technology, Inc. (Semiconductors & Equip.)		6,803	620,434
Micron Technology, Inc. (Semiconductors & Equip.)		14,074	16,245,478
Microsoft Corp. (Software)		32,873	12,262,286
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		617	852,916
Nebius Group N.V. (Software)	(a)	2,940	811,940

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NVIDIA Corp. (Semiconductors & Equip.)		109,774	$21,964,680
NXP Semiconductors N.V. (Semiconductors & Equip.)		3,177	892,832
Palantir Technologies, Inc. Class A (Software)	(a)	28,864	3,367,563
Palo Alto Networks, Inc. (Software)	(a)	10,288	3,508,414
QUALCOMM, Inc. (Semiconductors & Equip.)		13,414	2,478,773
Roper Technologies, Inc. (Software)		865	292,707
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,860	4,229,138
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		2,930	2,827,450
Shopify, Inc. Class A (IT Svs.)	(a)	15,568	1,777,554
Strategy, Inc. (Software)	(a)	4,453	387,099
Synopsys, Inc. (Software)	(a)	2,433	1,085,288
Texas Instruments, Inc. (Semiconductors & Equip.)		11,409	3,400,681
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4,501	2,874,879
Workday, Inc. Class A (Software)	(a)	2,498	305,805
			173,766,577
Common Stocks (Continued)	Shares	Value
Materials – 1.0%
Linde PLC (Chemicals)	5,574	$2,892,571
Utilities – 1.1%
American Electric Power Co., Inc. (Electric Utilities)	6,928	947,820
Constellation Energy Corp. (Electric Utilities)	4,828	1,199,130
Exelon Corp. (Electric Utilities)	10,168	474,032
Xcel Energy, Inc. (Electric Utilities)	7,958	639,028
		3,260,010
Total Common Stocks (Cost $142,029,679)		$284,140,414

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.641%	08/13/2026	$108,000	$107,529
Total U.S. Treasury Obligations (Cost $107,534)					$107,529
Total Investments – 99.9% (Cost $142,137,213)				(d)	$284,247,943
Other Assets in Excess of Liabilities – 0.1%				(b)	292,723
Net Assets – 100.0%					$284,540,666

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $11,040 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2026.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	September 18, 2026	$1,778,269	$1,831,410	$53,141	$44,620
Total Futures Contracts			$1,778,269	$1,831,410	$53,141	$44,620
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–99.6%		Shares	Value
Communication Services – 10.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		34,201	$12,222,411
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,273	9,283,039
Comcast Corp. Class A (Diversified Telecom. Svs.)		42,949	1,054,398
Fox Corp. Class B (Media)		760	35,598
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		11,988	6,752,721
Netflix, Inc. (Entertainment)	(a)	9,797	699,506
Space Exploration Technologies Corp. Class A (Diversified Telecom. Svs.)	(a)	14,789	2,526,849
Spotify Technology SA (Entertainment)	(a)	1,356	622,580
Trade Desk, Inc. / The Class A (Media)	(a)	30,916	558,961
			33,756,063
Consumer Discretionary – 9.4%
Amazon.com, Inc. (Broadline Retail)	(a)	56,025	13,352,998
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		7,725	1,376,904
BorgWarner, Inc. (Automobile Components)		9,440	626,816
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	47,318	1,608,812
Garmin Ltd. (Household Durables)		1,833	435,411
Home Depot, Inc. / The (Specialty Retail)		4,245	1,497,127
Installed Building Products, Inc. (Household Durables)		2,108	484,503
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	16,251	1,496,555
Ross Stores, Inc. (Specialty Retail)		3,884	826,709
Tesla, Inc. (Automobiles)	(a)	12,583	5,292,410
TJX Cos., Inc. / The (Specialty Retail)		18,054	2,735,181
Tractor Supply Co. (Specialty Retail)		23,850	753,898
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	8,909	932,505
			31,419,829
Consumer Staples – 4.1%
Coca-Cola Co. / The (Beverages)		25,990	2,112,207
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,777	3,533,270
General Mills, Inc. (Food Products)		19,283	671,048
Kroger Co. / The (Consumer Staples Distribution & Retail)		13,096	727,221
Procter & Gamble Co. / The (Household Products)		27,464	4,027,321
Sysco Corp. (Consumer Staples Distribution & Retail)		14,921	1,247,097
Target Corp. (Consumer Staples Distribution & Retail)		5,940	775,824
Tyson Foods, Inc. Class A (Food Products)		12,419	710,988
			13,804,976
Energy – 3.5%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4,248	1,015,315
Chevron Corp. (Oil, Gas & Consumable Fuels)		18,387	3,047,829
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,246	545,374
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(a)	28,931	3,955,446
Halliburton Co. (Energy Equip. & Svs.)		18,299	621,251
Phillips 66 (Oil, Gas & Consumable Fuels)		9,735	1,645,702
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,482	646,412
			11,477,329
Financials – 11.2%
American Express Co. (Consumer Finance)		3,590	1,214,318
Bank of America Corp. (Banks)		86,605	4,934,753
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,773	3,389,141
Common Stocks (Continued)		Shares	Value
Financials (continued)
Charles Schwab Corp. / The (Capital Markets)		24,980	$2,304,905
Citigroup, Inc. (Banks)		10,894	1,524,724
CME Group, Inc. (Capital Markets)		1,764	389,544
Credicorp Ltd. (Banks)		1,907	742,929
Fidelity National Information Services, Inc. (Financial Services)		10,879	422,976
Goldman Sachs Group, Inc. / The (Capital Markets)		2,576	2,605,289
Huntington Bancshares, Inc. (Banks)		37,176	659,130
Intercontinental Exchange, Inc. (Capital Markets)		5,571	685,846
JPMorgan Chase & Co. (Banks)		15,381	5,034,663
Mastercard, Inc. Class A (Financial Services)		1,557	799,675
Morgan Stanley (Capital Markets)		18,119	3,787,596
Travelers Cos., Inc. / The (Insurance)		9,569	3,158,918
Visa, Inc. (Financial Services)		12,271	4,210,057
Wells Fargo & Co. (Banks)		16,255	1,343,313
			37,207,777
Health Care – 9.1%
Abbott Laboratories (Health Care Equip. & Supplies)		31,554	2,863,210
AbbVie, Inc. (Biotechnology)		11,124	2,799,243
Amgen, Inc. (Biotechnology)		3,343	1,210,567
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	27,621	1,178,864
Bristol-Myers Squibb Co. (Pharmaceuticals)		55,799	3,215,138
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,779	1,372,859
CVS Health Corp. (Health Care Providers & Svs.)		4,771	493,560
Elevance Health, Inc. (Health Care Providers & Svs.)		1,787	691,087
Eli Lilly & Co. (Pharmaceuticals)		3,428	4,111,646
Gilead Sciences, Inc. (Biotechnology)		8,304	1,049,127
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,347	525,182
Johnson & Johnson (Pharmaceuticals)		4,752	1,206,866
McKesson Corp. (Health Care Providers & Svs.)		1,327	1,002,681
Medtronic PLC (Health Care Equip. & Supplies)		10,295	805,378
Merck & Co., Inc. (Pharmaceuticals)		5,636	724,226
Natera, Inc. (Biotechnology)	(a)	3,589	974,234
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,708	624,928
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,585	988,311
Stryker Corp. (Health Care Equip. & Supplies)		2,690	846,920
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,551	2,722,792
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	1,864	925,905
			30,332,724
Industrials – 9.4%
3M Co. (Industrial Conglomerates)		20,124	3,258,277
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	1,774	536,990
Booz Allen Hamilton Holding Corp. (Professional Svs.)		7,674	465,582
Caterpillar, Inc. (Machinery)		4,595	4,893,215
Copart, Inc. (Commercial Svs. & Supplies)	(a)	16,095	453,718
Emerson Electric Co. (Electrical Equip.)		5,381	770,290
FedEx Corp. (Air Freight & Logistics)		3,279	1,026,753
GE Vernova, Inc. (Electrical Equip.)		1,500	1,762,290
General Dynamics Corp. (Aerospace & Defense)		1,380	488,851
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		5,827	2,177,725
HEICO Corp. Class A (Aerospace & Defense)		1,883	485,645
Illinois Tool Works, Inc. (Machinery)		2,318	626,949
Leidos Holdings, Inc. (Professional Svs.)		2,438	251,041

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Lockheed Martin Corp. (Aerospace & Defense)		4,892	$2,492,278
Northrop Grumman Corp. (Aerospace & Defense)		1,087	553,620
Parker-Hannifin Corp. (Machinery)		3,610	3,531,013
Republic Services, Inc. (Commercial Svs. & Supplies)		5,213	1,110,786
Rockwell Automation, Inc. (Electrical Equip.)		1,860	920,849
RTX Corp. (Aerospace & Defense)		14,136	2,682,023
Trane Technologies PLC (Building Products)		2,204	1,082,517
United Parcel Service, Inc. Class B (Air Freight & Logistics)		3,876	416,670
Waste Connections, Inc. (Commercial Svs. & Supplies)		4,679	779,943
XPO, Inc. (Ground Transportation)	(a)	2,728	560,031
			31,327,056
Information Technology – 38.3%
Adobe, Inc. (Software)	(a)	5,362	1,099,317
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,918	4,599,645
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,617	1,871,989
Apple, Inc. (Tech. Hardware, Storage & Periph.)		90,877	26,296,169
Applied Materials, Inc. (Semiconductors & Equip.)		8,446	6,106,458
Broadcom, Inc. (Semiconductors & Equip.)		25,585	9,664,734
Cerebras Systems, Inc. Class A (Semiconductors & Equip.)	(a)	689	152,269
Ciena Corp. (Communications Equip.)	(a)	826	405,203
Cisco Systems, Inc. (Communications Equip.)		6,058	711,573
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		2,303	993,652
Dynatrace, Inc. (Software)	(a)	10,862	476,950
Fortinet, Inc. (Software)	(a)	3,577	549,499
Intel Corp. (Semiconductors & Equip.)	(a)	22,169	3,095,457
Lam Research Corp. (Semiconductors & Equip.)		10,949	4,744,530
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,186	1,017,659
Marvell Technology, Inc. (Semiconductors & Equip.)		3,509	1,045,296
Micron Technology, Inc. (Semiconductors & Equip.)		6,492	7,493,651
Microsoft Corp. (Software)		45,685	17,041,419
Motorola Solutions, Inc. (Communications Equip.)		2,672	1,109,655
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NVIDIA Corp. (Semiconductors & Equip.)		147,355	$29,484,262
Oracle Corp. (Software)		4,498	659,182
Palantir Technologies, Inc. Class A (Software)	(a)	10,184	1,188,167
Palo Alto Networks, Inc. (Software)	(a)	4,342	1,480,709
Quantinuum, Inc. Class A (IT Svs.)	(a)	1,870	152,854
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	998	2,269,183
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		1,304	1,258,360
Texas Instruments, Inc. (Semiconductors & Equip.)		3,533	1,053,081
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		1,602	1,023,229
Zscaler, Inc. (Software)	(a)	5,206	734,827
			127,778,979
Materials – 1.3%
Dow, Inc. (Chemicals)		15,372	420,578
Freeport-McMoRan, Inc. (Metals & Mining)		24,578	1,545,710
LyondellBasell Industries N.V. Class A (Chemicals)		26,373	1,388,539
Newmont Corp. (Metals & Mining)		10,207	953,334
			4,308,161
Real Estate – 1.3%
American Tower Corp. (Specialized REITs)		6,996	1,144,336
CubeSmart (Specialized REITs)		10,105	401,876
Digital Realty Trust, Inc. (Specialized REITs)		7,933	1,424,608
VICI Properties, Inc. (Specialized REITs)		46,345	1,230,460
			4,201,280
Utilities – 1.9%
DTE Energy Co. (Multi-Utilities)		4,485	683,379
NextEra Energy, Inc. (Electric Utilities)		9,770	857,513
NiSource, Inc. (Multi-Utilities)		22,403	1,065,263
PG&E Corp. (Electric Utilities)		53,097	893,091
Portland General Electric Co. (Electric Utilities)		13,870	718,882
Sempra (Multi-Utilities)		4,921	456,226
WEC Energy Group, Inc. (Multi-Utilities)		15,306	1,787,282
			6,461,636
Total Common Stocks (Cost $219,621,399)			$332,075,810
Total Investments – 99.6% (Cost $219,621,399)	(b)		$332,075,810
Other Assets in Excess of Liabilities – 0.4%	(c)		1,497,871
Net Assets – 100.0%			$333,573,681

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $325,591 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	13	September 18, 2026	$4,935,529	$4,906,363	$(29,166)	$31,200
Total Futures Contracts			$4,935,529	$4,906,363	$(29,166)	$31,200
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.5%		Shares	Value
Communication Services – 2.7%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	1,536	$97,229
Cargurus, Inc. (Interactive Media & Svs.)	(a)	4,990	170,109
Cinemark Holdings, Inc. (Entertainment)		9,904	314,254
EchoStar Corp. Class A (Media)	(a)	460	46,690
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	6,752	160,630
fuboTV, Inc. Class A (Interactive Media & Svs.)	(a)	9,459	87,023
IDT Corp. Class B (Diversified Telecom. Svs.)		4,082	237,409
Lionsgate Studios Corp. (Entertainment)	(a)	7,108	108,824
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	17,448	134,001
Madison Square Garden Entertainment Corp. (Entertainment)	(a)	2,810	227,301
Magnite, Inc. (Media)	(a)	14,906	282,916
Marcus Corp. / The (Entertainment)		5,482	128,608
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	5,437	68,343
MNTN, Inc. Class A (Media)	(a)	15,151	139,389
New York Times Co. / The Class A (Media)		2,101	147,028
Nextdoor Holdings, Inc. (Interactive Media & Svs.)	(a)	28,646	65,026
Playtika Holding Corp. (Entertainment)		20,793	77,350
PubMatic, Inc. Class A (Media)	(a)	11,361	149,056
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	27,729	406,230
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	20,586	91,402
Starz Entertainment Corp. (Entertainment)	(a)	3,518	101,529
Stubhub Holdings, Inc. Class A (Entertainment)	(a)	13,447	173,063
Trade Desk, Inc. / The Class A (Media)	(a)	4,042	73,079
Uniti Group, Inc. (Diversified Telecom. Svs.)	(a)	5,174	59,346
Yelp, Inc. (Interactive Media & Svs.)	(a)	3,556	87,193
			3,633,028
Consumer Discretionary – 8.0%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	3,031	272,820
American Public Education, Inc. (Diversified Consumer Svs.)	(a)	2,012	108,044
Arhaus, Inc. (Specialty Retail)		8,145	68,581
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,600	591,372
BorgWarner, Inc. (Automobile Components)		4,189	278,150
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,380	567,840
Brunswick Corp. (Leisure Products)		3,019	254,321
Cavco Industries, Inc. (Household Durables)	(a)	289	177,556
Champion Homes, Inc. (Household Durables)	(a)	1,860	163,903
Citi Trends, Inc. (Specialty Retail)	(a)	971	56,163
Covista, Inc. (Diversified Consumer Svs.)	(a)	3,564	444,288
Dana, Inc. (Automobile Components)		13,449	365,947
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	10,893	124,180
Dillard's, Inc. Class A (Broadline Retail)		79	41,745
Figs, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	6,285	64,296
Five Below, Inc. (Specialty Retail)	(a)	407	73,174
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	5,332	413,710
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	38,349	232,395
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	911	130,373
Group 1 Automotive, Inc. (Specialty Retail)		812	236,430
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	5,118	268,030
Installed Building Products, Inc. (Household Durables)		3,631	834,549
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,029	169,097
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,613	$150,404
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	6,247	226,891
Lear Corp. (Automobile Components)		937	125,614
Lincoln Educational Services Corp. (Diversified Consumer Svs.)	(a)	1,941	96,856
Lindblad Expeditions Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	7,627	215,386
LKQ Corp. (Distributors)		7,388	194,526
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,262	166,092
Murphy U.S.A., Inc. (Specialty Retail)		136	73,286
Navan, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,432	147,100
OneSpaWorld Holdings Ltd. (Diversified Consumer Svs.)		5,393	152,298
Patrick Industries, Inc. (Automobile Components)		1,533	137,633
Pattern Group, Inc. Class A (Broadline Retail)	(a)	2,768	69,726
Polaris, Inc. (Leisure Products)		2,471	169,115
RealReal, Inc. / The (Specialty Retail)	(a)	12,591	148,448
Revolve Group, Inc. (Specialty Retail)	(a)	12,203	279,327
RH (Specialty Retail)	(a)	812	133,761
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	8,840	262,902
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,886	161,674
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5,403	115,084
Sonic Automotive, Inc. Class A (Specialty Retail)		3,683	312,282
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		4,678	196,944
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,844	61,009
ThredUp, Inc. Class A (Specialty Retail)	(a)	32,173	220,385
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		2,772	211,864
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	5,076	217,100
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,108	149,373
Victoria's Secret & Co. (Specialty Retail)	(a)	4,779	398,951
Warby Parker, Inc. Class A (Specialty Retail)	(a)	6,001	182,070
			10,913,065
Consumer Staples – 1.6%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		4,799	328,252
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	3,047	265,759
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	4,808	462,049
Marzetti Company / The (Food Products)		1,264	144,298
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		3,140	613,368
Turning Point Brands, Inc. (Tobacco)		653	55,381
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	2,488	113,627
Vita Coco Co., Inc. / The (Beverages)	(a)	2,303	152,320
Vital Farms, Inc. (Food Products)	(a)	9,212	107,135
			2,242,189
Energy – 5.0%
Archrock, Inc. (Energy Equip. & Svs.)		20,242	824,052
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		10,268	143,855
Atlas Energy Solutions, Inc. (Energy Equip. & Svs.)		5,727	95,125
Cactus, Inc. Class A (Energy Equip. & Svs.)		2,603	133,352

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Centrus Energy Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	639	$107,269
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		1,229	140,475
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		7,150	196,911
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		5,865	298,001
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)		13,827	228,560
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	20,184	292,668
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		6,819	223,254
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		928	71,075
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		1,982	95,810
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		6,947	521,928
Liberty Energy, Inc. (Energy Equip. & Svs.)		19,079	499,679
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		12,628	323,024
National Energy Services Reunited Corp. (Energy Equip. & Svs.)	(a)	4,461	133,518
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,648	269,377
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		32,624	299,488
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		2,499	173,081
Select Water Solutions, Inc. (Energy Equip. & Svs.)		10,796	215,704
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,415	141,331
Solaris Energy Infrastructure, Inc. (Energy Equip. & Svs.)		2,249	180,954
Sunococorp LLC (Oil, Gas & Consumable Fuels)		1,180	79,851
Teekay Corp. Ltd. (Oil, Gas & Consumable Fuels)		12,502	125,020
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	4,938	329,019
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	30,136	321,250
Weatherford International PLC (Energy Equip. & Svs.)		2,412	196,578
World Kinect Corp. (Oil, Gas & Consumable Fuels)		7,320	241,121
			6,901,330
Financials – 9.5%
Acadian Asset Management, Inc. (Capital Markets)		3,023	216,205
Ally Financial, Inc. (Consumer Finance)		1,757	80,734
Amalgamated Financial Corp. (Banks)		8,923	409,566
American Financial Group, Inc. (Insurance)		989	138,401
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		3,332	115,054
Bakkt, Inc. (Capital Markets)	(a)	5,851	45,696
BGC Group, Inc. Class A (Capital Markets)		29,654	317,001
Chime Financial, Inc. Class A (Financial Services)	(a)	14,718	301,425
Coastal Financial Corp. (Banks)	(a)	1,147	88,904
Cohen & Steers, Inc. (Capital Markets)		1,151	87,637
Cullen / Frost Bankers, Inc. (Banks)		1,315	203,194
Dave, Inc. (Consumer Finance)	(a)	538	200,453
Enova International, Inc. (Consumer Finance)	(a)	3,747	902,015
First BanCorp Puerto Rico (Banks)		4,441	115,777
First Business Financial Services, Inc. (Banks)		3,483	220,021
First Financial Corp. (Banks)		1,402	108,571
FirstCash Holdings, Inc. (Consumer Finance)		1,930	417,498
Common Stocks (Continued)		Shares	Value
Financials (continued)
GCM Grosvenor, Inc. Class A (Capital Markets)		19,085	$234,745
Glacier Bancorp, Inc. (Banks)		2,034	104,914
Hamilton Lane, Inc. Class A (Capital Markets)		1,079	85,058
HCI Group, Inc. (Insurance)		1,107	194,002
Horizon Bancorp, Inc. (Banks)		2,954	59,021
Independent Bank Corp. (Banks)		1,167	42,094
Lemonade, Inc. (Insurance)	(a)	7,294	474,475
Lincoln International, Inc. (Capital Markets)	(a)	2,413	57,598
Marex Group PLC (Capital Markets)	(a)	3,529	215,093
Mercury General Corp. (Insurance)		1,875	199,912
Miami International Holdings, Inc. (Capital Markets)	(a)	2,489	92,491
Old National Bancorp (Banks)		7,992	206,993
Old Second Bancorp, Inc. (Banks)		3,902	90,995
OneMain Holdings, Inc. (Consumer Finance)		6,740	410,938
Orange County Bancorp, Inc. (Banks)		14,066	517,347
Oscar Health, Inc. Class A (Insurance)	(a)	21,559	614,863
Palomar Holdings, Inc. (Insurance)	(a)	2,965	374,746
Paymentus Holdings, Inc. Class A (Financial Services)	(a)	4,906	118,529
Piper Sandler Cos. (Capital Markets)		6,103	441,491
PJT Partners, Inc. Class A (Capital Markets)		1,342	202,561
PROG Holdings, Inc. (Consumer Finance)		3,319	154,699
Ready Capital Corp. (Mortgage REIT)		67,386	117,925
Remitly Global, Inc. (Financial Services)	(a)	12,589	282,119
SEI Investments Co. (Capital Markets)		2,645	231,993
Sezzle, Inc. (Financial Services)	(a)	531	91,136
Skyward Specialty Insurance Group, Inc. (Insurance)	(a)	3,894	227,215
Southern Missouri Bancorp, Inc. (Banks)		1,153	87,870
StepStone Group, Inc. Class A (Capital Markets)		10,160	420,218
StoneCo Ltd. Class A (Financial Services)		9,391	101,798
StoneX Group, Inc. (Capital Markets)	(a)	7,351	871,093
Trupanion, Inc. (Insurance)	(a)	6,487	160,683
UMB Financial Corp. (Banks)		2,268	323,780
Universal Insurance Holdings, Inc. (Insurance)		6,322	261,478
Upstart Holdings, Inc. (Consumer Finance)	(a)	8,623	305,513
Virtu Financial, Inc. Class A (Capital Markets)		3,896	232,085
Wealthfront Corp. (Capital Markets)	(a)	13,754	122,961
Webull Corp. (Capital Markets)	(a)	28,881	188,304
Western Alliance Bancorp (Banks)		971	79,816
WisdomTree, Inc. (Capital Markets)		3,162	53,564
			13,020,268
Health Care – 28.3%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	7,386	283,179
Absci Corp. (Biotechnology)	(a)	9,434	109,340
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	16,826	425,698
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	15,865	83,926
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	20,202	433,333
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	3,014	302,817
ADMA Biologics, Inc. (Biotechnology)	(a)	23,257	194,661
agilon health, Inc. (Health Care Providers & Svs.)	(a)	2,119	227,114
Agios Pharmaceuticals, Inc. (Biotechnology)	(a)	4,459	165,473
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6,720	160,003
Alkermes PLC (Biotechnology)	(a)	13,652	715,297
Allogene Therapeutics, Inc. (Biotechnology)	(a)	28,341	58,949
Alumis, Inc. (Pharmaceuticals)	(a)	5,039	141,797
Amylyx Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,128	163,939
Apogee Therapeutics, Inc. (Biotechnology)	(a)	3,208	425,798

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Arcus Biosciences, Inc. (Biotechnology)	(a)	2,242	$69,121
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	12,076	316,633
Ardelyx, Inc. (Biotechnology)	(a)	43,584	222,278
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	1,888	153,891
Arvinas, Inc. (Pharmaceuticals)	(a)	19,377	161,023
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	4,362	202,440
AtaiBeckley, Inc. (Pharmaceuticals)	(a)	18,264	96,251
Atrium Therapeutics, Inc. (Biotechnology)	(a)	808	10,868
Aurinia Pharmaceuticals, Inc. (Biotechnology)	(a)	4,234	71,851
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	1,320	60,971
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	606	148,331
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	3,385	86,385
Beam Therapeutics, Inc. (Biotechnology)	(a)	5,833	200,189
BioAge Labs, Inc. (Pharmaceuticals)	(a)	3,092	75,785
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,919	279,190
Biohaven Ltd. (Biotechnology)	(a)	14,628	217,665
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	4,714	328,754
Butterfly Network, Inc. (Health Care Equip. & Supplies)	(a)	12,407	104,467
Cabaletta Bio, Inc. (Biotechnology)	(a)	21,833	67,901
Capricor Therapeutics, Inc. (Biotechnology)	(a)	3,401	81,896
CareDx, Inc. (Biotechnology)	(a)	2,768	78,888
Caris Life Sciences, Inc. (Biotechnology)	(a)	2,386	42,519
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	3,200	76,320
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	13,643	428,799
Celcuity, Inc. (Biotechnology)	(a)	3,275	342,630
Celldex Therapeutics, Inc. (Biotechnology)	(a)	9,506	353,718
CG oncology, Inc. (Biotechnology)	(a)	4,171	296,350
Chemed Corp. (Health Care Providers & Svs.)		671	312,512
ClearPoint Neuro, Inc. (Health Care Equip. & Supplies)	(a)	4,370	77,961
Clover Health Investments Corp. (Health Care Providers & Svs.)	(a)	36,966	193,702
Cogent Biosciences, Inc. (Biotechnology)	(a)	10,662	412,619
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	1,192	103,644
CorVel Corp. (Health Care Providers & Svs.)	(a)	4,728	295,595
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	5,395	80,601
Crinetics Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	11,273	421,836
Cytokinetics, Inc. (Biotechnology)	(a)	1,430	121,822
Definium Therapeutics, Inc. (Pharmaceuticals)	(a)	6,956	327,210
Delcath Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,277	66,437
Denali Therapeutics, Inc. (Biotechnology)	(a)	3,011	77,443
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	2,458	239,606
Disc Medicine, Inc. (Biotechnology)	(a)	477	34,888
Doximity, Inc. Class A (Health Care Technology)	(a)	4,989	103,472
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	5,436	220,865
Editas Medicine, Inc. (Biotechnology)	(a)	37,572	121,733
Eledon Pharmaceuticals, Inc. (Biotechnology)	(a)	20,297	79,970
Encompass Health Corp. (Health Care Providers & Svs.)		4,900	495,292
Enliven Therapeutics, Inc. (Pharmaceuticals)	(a)	3,592	182,294
Enovis Corp. (Health Care Equip. & Supplies)	(a)	4,218	87,313
Ensign Group, Inc. / The (Health Care Providers & Svs.)		1,726	276,678
Erasca, Inc. (Biotechnology)	(a)	17,156	314,298
Evolent Health, Inc. Class A (Health Care Technology)	(a)	38,606	209,245
Exelixis, Inc. (Biotechnology)	(a)	2,047	111,377
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Fate Therapeutics, Inc. (Biotechnology)	(a)	44,894	$121,214
Fulcrum Therapeutics, Inc. (Pharmaceuticals)	(a)	23,739	86,885
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	1,220	83,753
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	4,772	666,935
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	771	115,673
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	1,236	92,700
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	4,479	163,080
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	7,233	653,285
HeartFlow, Inc. (Health Care Technology)	(a)	5,496	161,253
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	18,352	636,264
Hinge Health, Inc. Class A (Health Care Providers & Svs.)	(a)	4,234	351,422
Ideaya Biosciences, Inc. (Biotechnology)	(a)	2,707	100,890
ImmunityBio, Inc. (Biotechnology)	(a)	25,463	222,929
Immunome, Inc. (Biotechnology)	(a)	4,382	92,855
Immunovant, Inc. (Biotechnology)	(a)	4,397	169,416
Indivior Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,554	309,941
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	8,240	79,516
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,705	120,670
Intellia Therapeutics, Inc. (Biotechnology)	(a)	5,437	91,994
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,680	133,207
iRadimed Corp. (Health Care Equip. & Supplies)		3,649	348,698
IRhythm Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,830	336,628
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	36,350	153,033
Janux Therapeutics, Inc. (Biotechnology)	(a)	10,801	165,903
Keros Therapeutics, Inc. (Biotechnology)	(a)	3,270	34,989
Kiniksa Pharmaceuticals International PLC (Biotechnology)	(a)	1,318	84,286
Kodiak Sciences, Inc. (Biotechnology)	(a)	3,677	143,256
Krystal Biotech, Inc. (Biotechnology)	(a)	1,775	659,714
Kura Oncology, Inc. (Biotechnology)	(a)	20,678	226,838
Kymera Therapeutics, Inc. (Biotechnology)	(a)	2,944	337,588
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	3,313	367,544
LENZ Therapeutics, Inc. (Pharmaceuticals)	(a)	8,397	47,695
LifeMD, Inc. (Health Care Technology)	(a)	19,161	79,135
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	222	70,172
Liquidia Corp. (Pharmaceuticals)	(a)	3,941	314,216
MacroGenics, Inc. (Biotechnology)	(a)	12,187	56,304
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	296	158,937
MannKind Corp. (Biotechnology)	(a)	53,622	228,430
MBX Biosciences, Inc. (Pharmaceuticals)	(a)	1,782	98,366
MeiraGTx Holdings PLC (Biotechnology)	(a)	9,815	132,601
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	8,210	221,506
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	5,172	605,486
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	508	116,180
Monte Rosa Therapeutics, Inc. (Biotechnology)	(a)	3,061	74,076
Myriad Genetics, Inc. (Biotechnology)	(a)	22,387	127,830
Natera, Inc. (Biotechnology)	(a)	524	142,240
Nektar Therapeutics (Pharmaceuticals)	(a)	2,637	184,089
Nkarta, Inc. (Biotechnology)	(a)	25,672	72,652
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	12,678	192,072
Nuvalent, Inc. Class A (Biotechnology)	(a)	4,157	513,389

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Nuvation Bio, Inc. (Pharmaceuticals)	(a)	29,231	$166,032
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	25,179	247,258
Omada Health, Inc. (Health Care Providers & Svs.)	(a)	3,044	66,816
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	15,319	321,239
Oruka Therapeutics, Inc. (Biotechnology)	(a)	2,822	268,570
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	50,444	84,746
PACS Group, Inc. (Health Care Providers & Svs.)	(a)	4,142	176,615
Palvella Therapeutics, Inc. (Biotechnology)	(a)	540	82,523
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	1,857	47,038
Phreesia, Inc. (Health Care Technology)	(a)	25,126	258,547
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	1,826	611,327
Prime Medicine, Inc. (Biotechnology)	(a)	21,813	80,490
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	29,551	760,347
Procept Biorobotics Corp. (Health Care Equip. & Supplies)	(a)	2,775	62,659
Progyny, Inc. (Health Care Providers & Svs.)	(a)	3,868	111,514
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	3,994	489,584
PTC Therapeutics, Inc. (Biotechnology)	(a)	5,796	472,780
RadNet, Inc. (Health Care Providers & Svs.)	(a)	7,546	465,362
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	44,555	163,517
REGENXBIO, Inc. (Biotechnology)	(a)	16,134	193,285
Relay Therapeutics, Inc. (Biotechnology)	(a)	4,875	91,211
Replimune Group, Inc. (Biotechnology)	(a)	11,296	125,047
Rezolute, Inc. (Biotechnology)	(a)	17,406	90,511
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	3,411	378,723
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	24,383	83,390
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	29,788	143,578
Sana Biotechnology, Inc. (Biotechnology)	(a)	29,769	103,894
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	9,035	162,359
Scholar Rock Holding Corp. (Biotechnology)	(a)	6,169	339,295
Schrodinger, Inc. (Health Care Technology)	(a)	14,234	231,302
SELLAS Life Sciences Group, Inc. (Biotechnology)	(a)	8,960	132,250
Sight Sciences, Inc. (Health Care Equip. & Supplies)	(a)	10,907	59,116
Simulations Plus, Inc. (Health Care Technology)	(a)	2,556	46,800
Solid Biosciences, Inc. (Biotechnology)	(a)	7,632	76,244
Spyre Therapeutics, Inc. (Biotechnology)	(a)	4,617	409,897
Summit Therapeutics, Inc. (Biotechnology)	(a)	3,834	55,861
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,020	140,460
Sutro Biopharma, Inc. (Biotechnology)	(a)	1,925	63,910
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	9,576	209,331
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	6,382	96,304
Tango Therapeutics, Inc. (Biotechnology)	(a)	11,439	357,583
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,033	190,897
Tempus AI, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,904	168,229
TG Therapeutics, Inc. (Biotechnology)	(a)	13,695	752,403
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	11,113	188,921
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,229	214,470
Travere Therapeutics, Inc. (Biotechnology)	(a)	6,349	360,687
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	14,404	$57,328
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	8,851	165,071
Twist Bioscience Corp. (Biotechnology)	(a)	5,734	589,914
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	8,568	286,086
UroGen Pharma Ltd. (Biotechnology)	(a)	1,433	52,734
Vaxcyte, Inc. (Biotechnology)	(a)	4,911	285,476
Vera Therapeutics, Inc. (Biotechnology)	(a)	6,320	271,191
Veracyte, Inc. (Biotechnology)	(a)	5,866	344,510
VeraDermics, Inc. (Pharmaceuticals)	(a)	540	66,388
Verastem, Inc. (Biotechnology)	(a)	29,828	113,943
Vericel Corp. (Biotechnology)	(a)	1,640	72,964
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	31,694	361,312
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,100	120,931
Viridian Therapeutics, Inc. (Biotechnology)	(a)	3,855	70,816
Vor BioPharma, Inc. (Biotechnology)	(a)	3,850	70,878
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	36,669	213,047
Xencor, Inc. (Biotechnology)	(a)	10,425	167,842
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	9,618	580,542
Zymeworks, Inc. (Biotechnology)	(a)	7,499	196,024
			38,672,505
Industrials – 18.4%
AAR Corp. (Aerospace & Defense)	(a)	1,399	199,959
AECOM (Construction & Engineering)		2,639	184,202
Aevex Corp. Class A (Aerospace & Defense)	(a)	3,849	80,406
Alaska Air Group, Inc. (Passenger Airlines)	(a)	2,961	154,564
Albany International Corp. Class A (Machinery)		1,666	124,117
American Superconductor Corp. (Electrical Equip.)	(a)	4,694	194,848
Amprius Technologies, Inc. (Electrical Equip.)	(a)	11,480	159,113
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,832	619,491
ArcBest Corp. (Ground Transportation)		1,052	151,004
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	23,018	108,875
Arcosa, Inc. (Construction & Engineering)		681	98,942
Argan, Inc. (Construction & Engineering)		1,154	921,527
Arxis, Inc. Class A (Aerospace & Defense)	(a)	2,530	116,734
Astronics Corp. (Aerospace & Defense)	(a)	2,953	239,961
Astronics Corp. Class B (Aerospace & Defense)	(a)	508	38,608
Atmus Filtration Technologies, Inc. (Machinery)		2,471	125,996
AZZ, Inc. (Building Products)		2,057	318,938
BlackSky Technology, Inc. (Professional Svs.)	(a)	2,630	73,430
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	673	203,717
Blue Bird Corp. (Machinery)	(a)	1,517	119,782
Booz Allen Hamilton Holding Corp. (Professional Svs.)		1,922	116,608
Brookfield Business Corp. Class A (Industrial Conglomerates)		2,159	64,446
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	1,508	146,231
CBIZ, Inc. (Professional Svs.)	(a)	5,469	175,446
CECO Environmental Corp. (Machinery)	(a)	4,103	372,306
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	2,479	294,431
Crane Co. (Machinery)		526	117,335
Donaldson Co., Inc. (Machinery)		3,008	270,028
Douglas Dynamics, Inc. (Machinery)		3,612	194,867
Dpc Holdings Ltd. (Electrical Equip.)	(a)	344	16,877
Ducommun, Inc. (Aerospace & Defense)	(a)	4,086	756,768
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	697	117,612

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Dycom Industries, Inc. (Construction & Engineering)	(a)	901	$455,537
Energy Recovery, Inc. (Machinery)	(a)	7,184	64,800
Energy Vault Holdings, Inc. (Electrical Equip.)	(a)	16,580	78,092
Enerpac Tool Group Corp. (Machinery)		5,892	211,287
EnerSys (Electrical Equip.)		4,803	1,123,037
Enovix Corp. (Electrical Equip.)	(a)	12,308	74,710
Enpro, Inc. (Machinery)		1,454	548,056
Eos Energy Enterprises, Inc. (Electrical Equip.)	(a)	18,080	106,310
ESCO Technologies, Inc. (Machinery)		2,589	906,254
Everus Construction Group, Inc. (Construction & Engineering)	(a)	1,382	229,343
ExlService Holdings, Inc. (Professional Svs.)	(a)	20,798	537,836
Exponent, Inc. (Professional Svs.)		4,159	244,383
Federal Signal Corp. (Machinery)		5,849	751,538
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	5,903	173,548
Fluence Energy, Inc. (Electrical Equip.)	(a)	6,026	119,797
Fluor Corp. (Construction & Engineering)	(a)	3,720	194,891
Forward Air Corp. (Air Freight & Logistics)	(a)	7,403	100,015
Franklin Electric Co., Inc. (Machinery)		3,702	396,817
Genco Shipping & Trading Ltd. (Marine Transportation)		7,469	185,082
Global Industrial Co. (Trading Companies & Distributors)		3,269	109,381
Granite Construction, Inc. (Construction & Engineering)		2,112	333,865
Hawkeye 360, Inc. (Aerospace & Defense)	(a)	612	12,375
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)	(a)	7,322	179,828
Herc Holdings, Inc. (Trading Companies & Distributors)		2,827	405,222
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		298	83,407
Huron Consulting Group, Inc. (Professional Svs.)	(a)	826	74,472
IBEX Holdings Ltd. (Professional Svs.)	(a)	6,055	183,890
IES Holdings, Inc. (Construction & Engineering)	(a)	300	220,398
Innodata, Inc. (Professional Svs.)	(a)	2,212	167,183
Intuitive Machines, Inc. (Aerospace & Defense)	(a)	11,864	253,771
Joby Aviation, Inc. (Passenger Airlines)	(a)	35,742	318,819
Kadant, Inc. (Machinery)		230	72,273
Karat Packaging, Inc. (Trading Companies & Distributors)		1,993	66,686
Kennametal, Inc. (Machinery)		2,934	102,837
Kirby Corp. (Marine Transportation)	(a)	2,057	279,690
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	6,561	327,131
Legence Corp. Class A (Construction & Engineering)	(a)	2,526	215,291
Limbach Holdings, Inc. (Construction & Engineering)	(a)	990	76,230
Madison Air Solutions Corp. Class A (Building Products)	(a)	7,926	309,114
Maximus, Inc. (Professional Svs.)		4,015	215,846
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,006	367,724
Modine Manufacturing Co. (Building Products)	(a)	665	177,568
Moog, Inc. Class A (Aerospace & Defense)		2,654	1,124,871
Mueller Water Products, Inc. Class A (Machinery)		10,756	277,827
MYR Group, Inc. (Construction & Engineering)	(a)	1,368	684,547
Nextpower, Inc. Class A (Electrical Equip.)	(a)	1,566	186,573
NPK International, Inc. (Trading Companies & Distributors)	(a)	9,166	145,831
NuScale Power Corp. (Electrical Equip.)	(a)	29,189	292,766
Common Stocks (Continued)		Shares	Value
Industrials (continued)
NWPX Infrastructure, Inc. (Construction & Engineering)	(a)	506	$75,870
Planet Labs PBC (Professional Svs.)	(a)	3,322	110,058
Plug Power, Inc. (Electrical Equip.)	(a)	57,864	156,811
Primoris Services Corp. (Construction & Engineering)		1,132	112,204
Proto Labs, Inc. (Machinery)	(a)	1,170	95,367
Redwire Corp. (Aerospace & Defense)	(a)	6,912	84,534
Resideo Technologies, Inc. (Building Products)	(a)	1,974	61,391
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		8,264	603,148
SkyWest, Inc. (Passenger Airlines)	(a)	1,751	173,927
Spire Global, Inc. (Professional Svs.)	(a)	2,440	45,384
SPX Technologies, Inc. (Machinery)	(a)	777	190,497
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	328	275,310
Tetra Tech, Inc. (Commercial Svs. & Supplies)		11,058	319,466
Trinity Industries, Inc. (Machinery)		6,541	226,188
Tutor Perini Corp. (Construction & Engineering)		3,168	262,849
Verra Mobility Corp. (Professional Svs.)	(a)	29,535	125,524
Vicor Corp. (Electrical Equip.)	(a)	752	285,595
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	3,265	105,296
Werner Enterprises, Inc. (Ground Transportation)		3,707	161,662
Willdan Group, Inc. (Professional Svs.)	(a)	1,803	142,617
X-Energy, Inc. (Electrical Equip.)	(a)	4,529	83,152
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	3,279	316,489
Zurn Elkay Water Solutions Corp. (Building Products)		10,911	551,333
			25,208,590
Information Technology – 21.4%
A10 Networks, Inc. (Software)		4,553	170,100
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	3,681	467,082
Adeia, Inc. (Software)		3,508	115,518
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	4,171	57,977
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		1,989	741,638
Aehr Test Systems (Semiconductors & Equip.)	(a)	3,221	309,409
Agilysys, Inc. (Software)	(a)	1,845	192,802
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	1,594	75,444
Ambarella, Inc. (Semiconductors & Equip.)	(a)	3,635	311,883
Ambiq Micro, Inc. (Semiconductors & Equip.)	(a)	1,787	157,792
Amkor Technology, Inc. (Semiconductors & Equip.)		1,026	88,472
Amplitude, Inc. Class A (Software)	(a)	16,007	122,454
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	360	53,338
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	203	43,322
Arteris, Inc. (Software)	(a)	4,979	241,930
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		7,972	708,073
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	2,935	556,036
AXT, Inc. (Semiconductors & Equip.)	(a)	5,505	396,800
Bel Fuse, Inc. Class B (Electronic Equip., Instr. & Comp.)		540	179,842
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,231	267,519
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)		2,939	289,991
Bitdeer Technologies Group Class A (Software)	(a)	5,229	82,984

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Box, Inc. Class A (Software)	(a)	21,936	$582,181
Braze, Inc. Class A (Software)	(a)	4,291	93,072
C3.ai, Inc. Class A (Software)	(a)	21,114	191,926
Calix, Inc. (Communications Equip.)	(a)	8,568	319,758
Cerence, Inc. (Software)	(a)	5,449	61,683
CEVA, Inc. (Semiconductors & Equip.)	(a)	3,065	144,545
Cipher Digital, Inc. (Software)	(a)	28,127	689,111
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	2,519	374,147
Clear Secure, Inc. Class A (Software)		5,649	314,819
Commvault Systems, Inc. (Software)	(a)	3,181	450,843
Core Scientific, Inc. (Software)	(a)	23,308	596,452
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	460	125,097
CTS Corp. (Electronic Equip., Instr. & Comp.)		1,593	103,848
Digital Turbine, Inc. (Software)	(a)	6,949	89,642
Diodes, Inc. (Semiconductors & Equip.)	(a)	1,112	121,697
Domo, Inc. Class B (Software)	(a)	50,207	157,148
D-Wave Quantum, Inc. (Software)	(a)	27,718	664,955
Dynatrace, Inc. (Software)	(a)	6,401	281,068
Everspin Technologies, Inc. (Semiconductors & Equip.)	(a)	3,618	87,483
Extreme Networks, Inc. (Communications Equip.)	(a)	12,273	397,277
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	537	301,837
Fastly, Inc. Class A (IT Svs.)	(a)	14,046	257,885
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	450	72,931
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,424	547,600
Hut 8 Corp. (Software)	(a)	4,481	517,309
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	1,545	173,473
Impinj, Inc. (Semiconductors & Equip.)	(a)	1,502	215,131
Intapp, Inc. (Software)	(a)	2,340	58,991
InterDigital, Inc. (Software)		2,865	811,167
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	502	58,895
JFrog Ltd. (Software)	(a)	7,974	724,677
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,281	94,616
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		6,732	900,472
LightPath Technologies, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)	5,440	88,944
Lightwave Logic, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,743	101,629
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		814	370,639
Manhattan Associates, Inc. (Software)	(a)	1,844	256,777
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	7,260	929,498
Navitas Semiconductor Corp. (Semiconductors & Equip.)	(a)	11,158	199,951
NETGEAR, Inc. (Communications Equip.)	(a)	6,488	151,495
Netskope, Inc. Class A (Software)	(a)	15,157	165,818
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,728	329,163
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,235	362,606
Ondas, Inc. (Communications Equip.)	(a)	25,648	211,339
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	902	341,362
Ooma, Inc. (Software)	(a)	1,953	37,537
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	488	106,726
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,041	914,337
Power Integrations, Inc. (Semiconductors & Equip.)		2,530	211,913
Progress Software Corp. (Software)	(a)	1,797	60,343
Q2 Holdings, Inc. (Software)	(a)	6,688	321,693
Qualys, Inc. (Software)	(a)	4,035	554,772
Rambus, Inc. (Semiconductors & Equip.)	(a)	1,451	192,606
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Rapid7, Inc. (Software)	(a)	9,389	$76,051
Rigetti Computing, Inc. (Semiconductors & Equip.)	(a)	21,965	424,364
RingCentral, Inc. Class A (Software)		4,224	164,652
Riot Platforms, Inc. (Software)	(a)	20,016	548,038
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,828	462,630
Semtech Corp. (Semiconductors & Equip.)	(a)	1,022	165,411
ServiceTitan, Inc. Class A (Software)	(a)	1,727	122,116
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	3,901	852,603
SiTime Corp. (Semiconductors & Equip.)	(a)	268	199,810
SkyWater Technology, Inc. (Semiconductors & Equip.)	(a)	2,628	91,507
Sprout Social, Inc. Class A (Software)	(a)	31,932	241,087
T1 Energy, Inc. (Semiconductors & Equip.)	(a)	10,358	98,194
Tenable Holdings, Inc. (Software)	(a)	14,636	539,776
Teradata Corp. (Software)	(a)	4,830	167,359
Terawulf, Inc. (Software)	(a)	1,967	48,585
Thryv Holdings, Inc. (Software)	(a)	31,530	124,228
TSS, Inc. (IT Svs.)	(a)	5,651	69,507
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,696	317,186
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	2,988	426,059
Varonis Systems, Inc. (Software)	(a)	16,060	673,878
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	1,696	128,557
Viavi Solutions, Inc. (Communications Equip.)	(a)	10,372	495,263
Vishay Precision Group, Inc. (Electronic Equip., Instr. & Comp.)	(a)	927	138,967
Workiva, Inc. (Software)	(a)	4,855	235,516
Zeta Global Holdings Corp. Class A (Software)	(a)	18,794	369,866
			29,302,500
Materials – 3.7%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	786	129,643
Century Aluminum Co. (Metals & Mining)	(a)	9,141	420,577
Chemours Co. / The (Chemicals)		5,121	105,083
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	6,581	61,796
Constellium SE (Metals & Mining)	(a)	24,783	789,834
Ecovyst, Inc. (Chemicals)	(a)	13,095	163,033
Hawkins, Inc. (Chemicals)		459	65,224
Hecla Mining Co. (Metals & Mining)		6,016	92,827
Idaho Strategic Resources, Inc. (Metals & Mining)	(a)	3,029	99,200
Ingevity Corp. (Chemicals)	(a)	1,248	93,188
Innospec, Inc. (Chemicals)		1,872	152,362
Kaiser Aluminum Corp. (Metals & Mining)		3,428	670,620
Knife River Corp. (Construction Materials)	(a)	2,457	205,528
Materion Corp. (Metals & Mining)		2,538	754,776
Mativ Holdings, Inc. (Chemicals)		11,008	83,331
Novagold Resources, Inc. (Metals & Mining)	(a)	24,020	143,399
Perimeter Solutions, Inc. (Chemicals)	(a)	4,919	175,362
Perpetua Resources Corp. (Metals & Mining)	(a)	3,169	65,788
Ramaco Resources, Inc. Class A (Metals & Mining)	(a)	7,603	100,588
Sensient Technologies Corp. (Chemicals)		1,228	151,400
SSR Mining, Inc. (Metals & Mining)	(a)	3,080	87,102
U.S. Antimony Corp. (Metals & Mining)	(a)	7,004	50,849
U.S.A. Rare Earth, Inc. (Metals & Mining)	(a)	9,780	211,052
Warrior Met Coal, Inc. (Metals & Mining)		2,030	164,755
			5,037,317
Real Estate – 1.4%
CBL & Associates Properties, Inc. (Retail REITs)		2,903	154,120

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Chatham Lodging Trust (Hotel & Resort REITs)		17,442	$230,758
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	24,290	299,496
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		16,209	384,315
Hudson Pacific Properties, Inc. (Office REITs)	(a)	11,000	167,090
NNN REIT, Inc. (Retail REITs)		1,062	49,415
Opendoor Technologies, Inc. (Real Estate Mgmt. & Development)	(a)	50,362	232,672
Outfront Media, Inc. (Specialized REITs)		4,860	159,214
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,305	167,758
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		11,323	129,648
			1,974,486
Utilities – 0.5%
American States Water Co. (Water Utilities)		1,370	113,203
Brookfield Infrastructure Corp. Class A (Gas Utilities)		7,064	271,964
Fervo Energy Co. Class A (Ind. Power & Renewable Elec.)	(a)	1,744	50,977
MDU Resources Group, Inc. (Gas Utilities)		7,095	150,485
Northwestern Energy Group, Inc. (Multi-Utilities)		993	71,119
			657,748
Total Common Stocks (Cost $121,260,759)			$137,563,026

Rights–0.0%		Quantity	Value
Health Care – 0.0%
Akero Therapeutics, Inc. CVR (Acquired December 10, 2025, Cost $3,880) (Biotechnology)	(a)(b)	5,970	$3,880
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $2,777) (Biotechnology)	(a)(b)	6,037	2,777
Flexion Therapeutics, Inc. CVR (Acquired November 22, 2021, Cost $3,835) (Biotechnology)	(a)(b)	6,185	3,835
Prevail Therapeutics, Inc. CVR (Acquired January 21, 2021, Cost $1,116) (Biotechnology)	(a)(b)	2,231	1,116
Total Rights (Cost $11,608)			$11,608
Total Investments – 100.5% (Cost $121,272,367)	(c)		$137,574,634
Liabilities in Excess of Other Assets – (0.5)%	(d)		(721,426)
Net Assets – 100.0%			$136,853,208

Percentages are stated as a percent of net assets.

Abbreviations:
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At June 30, 2026, the value of restricted securities in the Portfolio totaled $11,608, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $143,429 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	13	September 18, 2026	$1,949,473	$1,979,640	$30,167	$7,687
Total Futures Contracts			$1,949,473	$1,979,640	$30,167	$7,687
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.9%		Shares	Value
Communication Services – 1.5%
New York Times Co. / The Class A (Media)		24,139	$1,689,247
Nexstar Media Group, Inc. (Media)		4,302	768,294
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	72,192	1,518,198
Roku, Inc. (Entertainment)	(a)	19,659	2,715,694
Sirius XM Holdings, Inc. (Media)		28,249	834,476
Warner Music Group Corp. Class A (Entertainment)		21,914	593,212
			8,119,121
Consumer Discretionary – 10.4%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	6,704	603,427
Aramark (Hotels, Restaurants & Leisure)		39,404	2,242,088
Autoliv, Inc. (Automobile Components)		10,322	1,199,107
AutoNation, Inc. (Specialty Retail)	(a)	3,761	698,756
Bath & Body Works, Inc. (Specialty Retail)		30,178	698,017
BorgWarner, Inc. (Automobile Components)		30,738	2,041,003
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		8,242	728,016
Brunswick Corp. (Leisure Products)		9,737	820,245
Burlington Stores, Inc. (Specialty Retail)	(a)	9,415	2,982,672
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	17,852	331,512
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	15,002	1,177,357
Chewy, Inc. Class A (Specialty Retail)	(a)	35,995	707,302
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3,041	335,331
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		9,922	889,408
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		3,591	221,996
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,447	898,406
Dick's Sporting Goods, Inc. (Specialty Retail)		9,872	2,239,068
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	6,030	693,571
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	19,120	1,373,007
Five Below, Inc. (Specialty Retail)	(a)	8,286	1,489,740
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	16,199	961,573
GameStop Corp. Class A (Specialty Retail)	(a)	61,816	1,364,897
Gap, Inc. / The (Specialty Retail)		33,396	623,837
Gentex Corp. (Automobile Components)		31,915	806,492
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	42,997	283,780
Graham Holdings Co. Class B (Diversified Consumer Svs.)		501	571,851
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	3,929	562,279
H&R Block, Inc. (Diversified Consumer Svs.)		18,996	723,368
Harley-Davidson, Inc. (Automobiles)		15,776	385,881
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	8,999	471,278
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		6,148	1,191,728
KB Home (Household Durables)		9,389	587,657
Lear Corp. (Automobile Components)		7,507	1,006,388
Lithia Motors, Inc. (Specialty Retail)		3,418	992,895
Macy's, Inc. (Broadline Retail)		39,523	930,767
Mattel, Inc. (Leisure Products)	(a)	43,549	604,460
Murphy U.S.A., Inc. (Specialty Retail)		2,519	1,357,413
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	9,091	698,916
Penske Automotive Group, Inc. (Specialty Retail)		2,759	493,723
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,858	618,632
Polaris, Inc. (Leisure Products)		8,099	554,296
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
PVH Corp. (Textiles, Apparel & Luxury Goods)		6,906	$512,840
RH (Specialty Retail)	(a)	2,323	382,668
Service Corp. International (Diversified Consumer Svs.)		20,675	1,570,473
SharkNinja, Inc. (Household Durables)	(a)	10,603	1,614,519
Somnigroup International, Inc. (Household Durables)		31,520	2,471,168
Taylor Morrison Home Corp. (Household Durables)	(a)	14,001	1,004,432
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		9,850	1,903,315
Thor Industries, Inc. (Automobiles)		7,882	592,411
Toll Brothers, Inc. (Household Durables)		14,192	2,338,132
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		9,354	714,926
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		5,340	727,041
Valvoline, Inc. (Specialty Retail)	(a)	19,113	755,728
VF Corp. (Textiles, Apparel & Luxury Goods)		49,256	821,590
Visteon Corp. (Automobile Components)		4,001	396,939
Whirlpool Corp. (Household Durables)		9,714	382,926
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,081	707,686
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		11,218	944,668
YETI Holdings, Inc. (Leisure Products)	(a)	11,353	562,655
			56,566,257
Consumer Staples – 3.2%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		53,361	721,974
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	19,136	1,669,042
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,116	197,565
Celsius Holdings, Inc. (Beverages)	(a)	23,753	695,488
Coca-Cola Consolidated, Inc. (Beverages)		8,470	1,617,092
Darling Ingredients, Inc. (Food Products)	(a)	23,817	1,300,885
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	8,850	654,900
Ingredion, Inc. (Food Products)		9,452	895,199
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	24,654	1,167,367
Marzetti Company / The (Food Products)		3,040	347,046
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	23,540	2,631,537
Pilgrim's Pride Corp. (Food Products)		6,381	179,370
Post Holdings, Inc. (Food Products)	(a)	5,979	527,707
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	14,093	1,191,986
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	33,001	3,374,352
			17,171,510
Energy – 4.4%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		49,823	1,133,473
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	44,108	1,549,955
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		8,437	964,349
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	21,201	719,350
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		15,287	2,243,214
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		22,962	1,599,303
Matador Resources Co. (Oil, Gas & Consumable Fuels)		17,492	870,752
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		20,193	657,484

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
NOV, Inc. (Energy Equip. & Svs.)		53,781	$997,638
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		41,269	2,172,813
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		12,587	572,960
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		117,939	2,171,257
Range Resources Corp. (Oil, Gas & Consumable Fuels)		35,308	1,313,105
TechnipFMC PLC (Energy Equip. & Svs.)		59,746	3,961,160
Valaris Ltd. (Energy Equip. & Svs.)	(a)	9,651	700,663
Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		29,103	1,233,967
Weatherford International PLC (Energy Equip. & Svs.)		10,778	878,407
			23,739,850
Financials – 14.9%
Affiliated Managers Group, Inc. (Capital Markets)		3,958	1,339,387
Ally Financial, Inc. (Consumer Finance)		41,798	1,920,618
American Financial Group, Inc. (Insurance)		10,334	1,446,140
Annaly Capital Management, Inc. (Mortgage REIT)		109,802	2,455,173
Associated Banc-Corp (Banks)		24,482	753,311
Bank OZK (Banks)		15,377	800,988
Brighthouse Financial, Inc. (Insurance)	(a)	8,569	542,418
Carlyle Group, Inc. / The (Capital Markets)		38,839	1,635,510
CNO Financial Group, Inc. (Insurance)		13,989	713,159
Columbia Banking System, Inc. (Banks)		43,380	1,390,329
Commerce Bancshares, Inc. (Banks)		20,316	1,173,249
Corebridge Financial, Inc. (Financial Services)		36,275	1,038,553
Cullen / Frost Bankers, Inc. (Banks)		9,410	1,454,033
East West Bancorp, Inc. (Banks)		20,529	2,650,089
Equitable Holdings, Inc. (Financial Services)		42,186	1,851,122
Essent Group Ltd. (Financial Services)		13,810	887,707
Euronet Worldwide, Inc. (Financial Services)	(a)	5,306	388,346
Evercore, Inc. Class A (Capital Markets)		5,796	1,978,986
Federated Hermes, Inc. (Capital Markets)		10,853	599,303
Fidelity National Financial, Inc. (Insurance)		37,914	1,788,024
First American Financial Corp. (Insurance)		15,270	1,047,369
First Financial Bankshares, Inc. (Banks)		19,541	676,119
First Horizon Corp. (Banks)		71,120	1,823,517
FirstCash Holdings, Inc. (Consumer Finance)		5,781	1,250,546
Flagstar Bank N.A. (Banks)		44,973	671,897
FNB Corp. (Banks)		53,341	1,017,746
Glacier Bancorp, Inc. (Banks)		19,307	995,855
Hamilton Lane, Inc. Class A (Capital Markets)		6,124	482,755
Hancock Whitney Corp. (Banks)		12,162	908,745
Hanover Insurance Group, Inc. / The (Insurance)		5,243	1,122,631
Home BancShares, Inc. (Banks)		28,071	801,427
Houlihan Lokey, Inc. (Capital Markets)		8,125	1,089,806
International Bancshares Corp. (Banks)		8,107	615,727
Janus Henderson Group Ltd. (Capital Markets)		18,470	959,516
Jefferies Financial Group, Inc. (Capital Markets)		24,507	1,224,860
Kinsale Capital Group, Inc. (Insurance)		3,283	1,082,766
MGIC Investment Corp. (Financial Services)		31,693	893,743
Morningstar, Inc. (Capital Markets)		3,305	515,646
Old National Bancorp (Banks)		51,529	1,334,601
Old Republic International Corp. (Insurance)		33,577	1,373,971
Pinnacle Financial Partners, Inc. (Banks)		22,538	2,273,633
Primerica, Inc. (Insurance)		4,673	1,328,067
Prosperity Bancshares, Inc. (Banks)		15,114	1,103,775
Reinsurance Group of America, Inc. (Insurance)		9,817	2,087,585
RenaissanceRe Holdings Ltd. (Insurance)		6,389	2,024,674
RLI Corp. (Insurance)		13,778	813,866
Ryan Specialty Holdings, Inc. (Insurance)		17,073	644,676
Common Stocks (Continued)		Shares	Value
Financials (continued)
SEI Investments Co. (Capital Markets)		13,698	$1,201,452
Selective Insurance Group, Inc. (Insurance)		8,972	870,374
Shift4 Payments, Inc. Class A (Financial Services)	(a)	8,797	427,886
SLM Corp. (Consumer Finance)		28,261	733,090
SouthState Bank Corp. (Banks)		14,636	1,462,136
Starwood Property Trust, Inc. (Mortgage REIT)		52,226	855,462
Stifel Financial Corp. (Capital Markets)		22,987	1,603,803
Texas Capital Bancshares, Inc. (Banks)		6,544	675,733
Toast, Inc. Class A (Financial Services)	(a)	70,365	1,957,554
UMB Financial Corp. (Banks)		10,702	1,527,818
United Bankshares, Inc. (Banks)		20,601	944,144
Unum Group (Insurance)		22,027	1,969,214
Valley National Bancorp (Banks)		71,411	1,046,171
Voya Financial, Inc. (Financial Services)		13,586	1,229,941
Webster Financial Corp. (Banks)		24,279	1,855,401
Western Alliance Bancorp (Banks)		15,344	1,261,277
WEX, Inc. (Financial Services)	(a)	5,195	732,963
Wintrust Financial Corp. (Banks)		10,107	1,624,397
Zions Bancorp N.A. (Banks)		22,042	1,525,086
			80,475,866
Health Care – 8.7%
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	21,108	1,720,513
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	102,315	1,012,919
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	28,964	1,657,320
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,699	792,453
Bruker Corp. (Life Sciences Tools & Svs.)		16,652	1,002,117
Chemed Corp. (Health Care Providers & Svs.)		1,989	926,357
Cytokinetics, Inc. (Biotechnology)	(a)	20,346	1,733,276
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		29,998	318,279
Doximity, Inc. Class A (Health Care Technology)	(a)	20,052	415,878
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	74,844	1,841,911
Encompass Health Corp. (Health Care Providers & Svs.)		14,865	1,502,554
Ensign Group, Inc. / The (Health Care Providers & Svs.)		8,685	1,392,205
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	24,386	642,571
Exelixis, Inc. (Biotechnology)	(a)	37,666	2,049,407
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	16,981	1,341,669
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	6,964	522,300
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	17,774	1,391,171
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	12,659	1,143,361
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	31,757	1,101,015
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	22,673	3,986,594
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	9,402	2,265,600
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	9,756	1,082,331
LivaNova PLC (Health Care Equip. & Supplies)	(a)	8,232	676,917
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,381	1,790,544
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	15,068	2,539,485
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	23,532	493,466
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	5,894	1,861,030
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	7,946	1,084,152
Roivant Sciences Ltd. (Biotechnology)	(a)	67,567	2,391,196
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	39,742	705,421

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	12,908	$2,414,829
United Therapeutics Corp. (Biotechnology)	(a)	6,361	3,446,581
			47,245,422
Industrials – 26.8%
AAON, Inc. (Building Products)		10,188	1,292,450
Acuity, Inc. (Electrical Equip.)		4,513	1,699,867
Advanced Drainage Systems, Inc. (Building Products)		10,739	1,685,593
AECOM (Construction & Engineering)		19,260	1,344,348
AeroVironment, Inc. (Aerospace & Defense)	(a)	4,832	797,618
AGCO Corp. (Machinery)		9,006	1,078,018
Alaska Air Group, Inc. (Passenger Airlines)	(a)	16,698	871,636
American Airlines Group, Inc. (Passenger Airlines)	(a)	99,109	1,790,900
API Group Corp. (Construction & Engineering)	(a)	57,779	2,446,941
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		5,538	1,872,675
ATI, Inc. (Aerospace & Defense)	(a)	20,450	4,030,695
Avis Budget Group, Inc. (Ground Transportation)	(a)	2,541	375,636
Booz Allen Hamilton Holding Corp. (Professional Svs.)		18,071	1,096,368
Brink's Co. / The (Commercial Svs. & Supplies)		6,171	583,098
BWX Technologies, Inc. (Aerospace & Defense)		13,729	2,672,350
CACI International, Inc. Class A (Professional Svs.)	(a)	3,310	1,533,391
Carlisle Cos., Inc. (Building Products)		6,050	2,194,637
Carpenter Technology Corp. (Aerospace & Defense)		7,446	4,592,991
Chart Industries, Inc. (Machinery)	(a)	6,736	1,407,420
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	7,444	2,223,895
CNH Industrial N.V. (Machinery)		131,927	1,481,540
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	28,193	1,360,312
Crane Co. (Machinery)		7,355	1,640,680
Curtiss-Wright Corp. (Aerospace & Defense)		5,536	4,194,959
Donaldson Co., Inc. (Machinery)		17,355	1,557,958
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,498	2,274,144
EnerSys (Electrical Equip.)		5,522	1,291,154
Esab Corp. (Machinery)		8,576	845,851
ExlService Holdings, Inc. (Professional Svs.)	(a)	22,896	592,091
Exponent, Inc. (Professional Svs.)		7,270	427,185
Flowserve Corp. (Machinery)		19,152	1,420,312
Fluor Corp. (Construction & Engineering)	(a)	20,930	1,096,523
Fortune Brands Innovations, Inc. (Building Products)		17,877	981,447
FTI Consulting, Inc. (Professional Svs.)	(a)	4,431	660,263
GATX Corp. (Trading Companies & Distributors)		5,320	942,651
Genpact Ltd. (Professional Svs.)		23,623	649,632
Graco, Inc. (Machinery)		24,871	1,880,496
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	17,241	874,119
Hexcel Corp. (Aerospace & Defense)		11,303	1,130,978
IES Holdings, Inc. (Construction & Engineering)	(a)	1,313	964,609
ITT, Inc. (Machinery)		13,397	2,649,391
KBR, Inc. (Professional Svs.)		19,000	656,070
Kirby Corp. (Marine Transportation)	(a)	8,017	1,090,071
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		24,350	1,896,134
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	28,100	1,401,066
Landstar System, Inc. (Ground Transportation)		5,084	1,051,422
Lincoln Electric Holdings, Inc. (Machinery)		8,210	2,179,837
Louisiana-Pacific Corp. (Building Products)		9,528	749,472
Common Stocks (Continued)		Shares	Value
Industrials (continued)
MasTec, Inc. (Construction & Engineering)	(a)	9,233	$3,841,482
Maximus, Inc. (Professional Svs.)		7,874	423,306
Middleby Corp. / The (Machinery)	(a)	6,233	1,072,138
Moog, Inc. Class A (Aerospace & Defense)		4,262	1,806,406
MSA Safety, Inc. (Commercial Svs. & Supplies)		5,438	949,366
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		6,861	816,116
Mueller Industries, Inc. (Machinery)		16,569	2,036,827
Nextpower, Inc. Class A (Electrical Equip.)	(a)	22,249	2,650,746
nVent Electric PLC (Electrical Equip.)		24,234	4,110,329
Oshkosh Corp. (Machinery)		9,343	1,433,964
Owens Corning (Building Products)		12,067	1,918,170
Parsons Corp. (Professional Svs.)	(a)	8,015	419,906
Paylocity Holding Corp. (Professional Svs.)	(a)	6,499	679,340
RB Global, Inc. (Commercial Svs. & Supplies)		27,917	3,250,935
RBC Bearings, Inc. (Machinery)	(a)	4,727	3,044,472
Regal Rexnord Corp. (Electrical Equip.)		9,976	2,376,183
Ryder System, Inc. (Ground Transportation)		5,798	1,529,338
Saia, Inc. (Ground Transportation)	(a)	3,997	1,683,376
Science Applications International Corp. (Professional Svs.)		6,459	713,138
Sensata Technologies Holding PLC (Electrical Equip.)		21,793	1,040,398
Simpson Manufacturing Co., Inc. (Building Products)		6,165	1,290,643
SPX Technologies, Inc. (Machinery)	(a)	7,502	1,839,265
StandardAero, Inc. (Aerospace & Defense)	(a)	28,390	849,145
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	4,598	3,859,377
Terex Corp. (Machinery)		17,113	1,238,810
Tetra Tech, Inc. (Commercial Svs. & Supplies)		38,891	1,123,561
Timken Co. / The (Machinery)		9,477	1,377,198
TopBuild Corp. (Building Products)	(a)	4,224	1,497,535
Toro Co. / The (Machinery)		14,526	1,415,123
TransUnion (Professional Svs.)		28,891	2,084,197
Trex Co., Inc. (Building Products)	(a)	15,570	779,123
UFP Industries, Inc. (Building Products)		8,464	768,023
UL Solutions, Inc. Class A (Professional Svs.)		11,660	1,187,688
Valmont Industries, Inc. (Construction & Engineering)		2,909	1,680,238
Vicor Corp. (Electrical Equip.)	(a)	3,501	1,329,610
Watsco, Inc. (Trading Companies & Distributors)		5,245	2,185,749
Watts Water Technologies, Inc. Class A (Machinery)		4,117	1,611,600
WESCO International, Inc. (Trading Companies & Distributors)		7,298	2,520,948
Woodward, Inc. (Aerospace & Defense)		8,929	3,798,754
XPO, Inc. (Ground Transportation)	(a)	17,594	3,611,872
			145,375,289
Information Technology – 15.6%
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		5,699	2,124,986
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	18,604	1,295,210
Amkor Technology, Inc. (Semiconductors & Equip.)		17,086	1,473,326
Appfolio, Inc. Class A (Software)	(a)	3,601	577,420
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,663	1,635,361
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		12,292	1,091,775
Belden, Inc. (Electronic Equip., Instr. & Comp.)		5,836	699,795
Bentley Systems, Inc. Class B (Software)		22,338	667,683
BILL Holdings, Inc. (Software)	(a)	13,283	480,313
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	7,644	1,135,363
Cognex Corp. (Electronic Equip., Instr. & Comp.)		24,938	1,806,010
Commvault Systems, Inc. (Software)	(a)	6,182	876,175

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		7,413	$379,249
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	12,198	1,915,452
Docusign, Inc. (Software)	(a)	29,115	1,293,288
Dolby Laboratories, Inc. Class A (Software)		9,043	475,481
Dropbox, Inc. Class A (Software)	(a)	22,443	616,509
Dynatrace, Inc. (Software)	(a)	44,154	1,938,802
Entegris, Inc. (Semiconductors & Equip.)		22,852	4,110,161
Everpure, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	47,285	3,725,585
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	5,369	3,017,808
Guidewire Software, Inc. (Software)	(a)	12,686	1,561,012
InterDigital, Inc. (Software)		3,873	1,096,562
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,816	447,693
Kyndryl Holdings, Inc. (IT Svs.)	(a)	33,784	382,097
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	20,531	3,140,422
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,790	1,725,701
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	9,832	3,739,798
Manhattan Associates, Inc. (Software)	(a)	8,866	1,234,591
MKS, Inc. (Semiconductors & Equip.)		10,122	4,502,266
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,337	865,875
Nutanix, Inc. Class A (Software)	(a)	39,742	2,025,252
Okta, Inc. (IT Svs.)	(a)	25,124	3,428,170
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	7,454	2,820,966
Pegasystems, Inc. (Software)		13,523	405,284
Qualys, Inc. (Software)	(a)	5,277	725,535
Rambus, Inc. (Semiconductors & Equip.)	(a)	16,204	2,150,919
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,032	2,032,739
Semtech Corp. (Semiconductors & Equip.)	(a)	13,953	2,258,293
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	4,942	1,080,124
SiTime Corp. (Semiconductors & Equip.)	(a)	3,323	2,477,496
Synaptics, Inc. (Semiconductors & Equip.)	(a)	5,790	719,292
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		11,203	2,995,010
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,562	2,910,405
Twilio, Inc. Class A (IT Svs.)	(a)	22,744	4,692,770
UiPath, Inc. Class A (Software)	(a)	63,999	695,669
Universal Display Corp. (Semiconductors & Equip.)		6,516	564,220
Viavi Solutions, Inc. (Communications Equip.)	(a)	35,051	1,673,685
Vontier Corp. (Electronic Equip., Instr. & Comp.)		21,100	611,900
			84,299,498
Materials – 5.6%
Alcoa Corp. (Metals & Mining)		39,544	2,061,824
AptarGroup, Inc. (Containers & Packaging)		9,564	1,197,413
Ashland, Inc. (Chemicals)		6,862	452,137
Avient Corp. (Chemicals)		13,744	507,978
Axalta Coating Systems Ltd. (Chemicals)	(a)	32,071	1,097,470
Cabot Corp. (Chemicals)		7,736	702,583
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	85,479	802,648
Coeur Mining, Inc. (Metals & Mining)		155,023	2,529,975
Commercial Metals Co. (Metals & Mining)		16,617	1,042,717
Crown Holdings, Inc. (Containers & Packaging)		16,559	1,851,627
Eagle Materials, Inc. (Construction Materials)		4,710	1,059,750
Graphic Packaging Holding Co. (Containers & Packaging)		44,345	468,727
Greif, Inc. Class A (Containers & Packaging)		3,706	276,060
Hecla Mining Co. (Metals & Mining)		100,507	1,550,823
Common Stocks (Continued)		Shares	Value
Materials (continued)
Knife River Corp. (Construction Materials)	(a)	8,505	$711,443
MP Materials Corp. (Metals & Mining)	(a)	20,275	1,135,603
NewMarket Corp. (Chemicals)		1,144	905,179
Olin Corp. (Chemicals)		17,069	338,308
Reliance, Inc. (Metals & Mining)		7,650	2,858,040
Royal Gold, Inc. (Metals & Mining)		12,209	2,437,038
RPM International, Inc. (Chemicals)		19,125	2,125,744
Scotts Miracle-Gro Co. / The (Chemicals)		6,714	457,291
Silgan Holdings, Inc. (Containers & Packaging)		13,147	609,889
Solstice Advanced Materials, Inc. (Chemicals)		23,797	2,108,414
Sonoco Products Co. (Containers & Packaging)		14,817	834,938
Westlake Corp. (Chemicals)		4,992	364,416
			30,488,035
Real Estate – 6.7%
Agree Realty Corp. (Retail REITs)		17,970	1,361,048
American Healthcare REIT, Inc. (Health Care REITs)		28,880	1,506,092
American Homes 4 Rent Class A (Residential REITs)		47,468	1,591,127
Brixmor Property Group, Inc. (Retail REITs)		45,979	1,449,718
CareTrust REIT, Inc. (Health Care REITs)		35,401	1,428,430
COPT Defense Properties (Office REITs)		16,914	615,500
Cousins Properties, Inc. (Office REITs)		24,658	739,247
CubeSmart (Specialized REITs)		33,929	1,349,356
EastGroup Properties, Inc. (Industrial REITs)		8,042	1,628,746
EPR Properties (Specialized REITs)		11,465	665,085
Equity LifeStyle Properties, Inc. (Residential REITs)		29,062	1,873,046
First Industrial Realty Trust, Inc. (Industrial REITs)		19,865	1,217,923
Gaming and Leisure Properties, Inc. (Specialized REITs)		42,441	1,889,898
Healthcare Realty Trust, Inc. (Health Care REITs)		51,928	1,047,388
Independence Realty Trust, Inc. (Residential REITs)		35,260	588,489
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	6,952	2,154,772
Kilroy Realty Corp. (Office REITs)		16,031	600,682
Kite Realty Group Trust (Retail REITs)		30,429	863,575
Lamar Advertising Co. Class A (Specialized REITs)		13,045	2,034,759
National Storage Affiliates Trust (Specialized REITs)		10,642	473,250
NNN REIT, Inc. (Retail REITs)		28,509	1,326,524
Omega Healthcare Investors, Inc. (Health Care REITs)		44,626	2,127,768
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		30,176	430,008
Rayonier, Inc. (Specialized REITs)		41,463	882,333
Rexford Industrial Realty, Inc. (Industrial REITs)		33,560	1,124,260
Sabra Health Care REIT, Inc. (Health Care REITs)		37,793	737,341
STAG Industrial, Inc. (Industrial REITs)		28,652	1,090,495
Vornado Realty Trust (Office REITs)		23,677	930,506
W.P. Carey, Inc. (Diversified REITs)		33,378	2,386,527
			36,113,893
Utilities – 3.1%
Black Hills Corp. (Multi-Utilities)		11,408	848,755
Essential Utilities, Inc. (Water Utilities)		42,505	1,628,367
IDACORP, Inc. (Electric Utilities)		8,303	1,256,244
National Fuel Gas Co. (Gas Utilities)		14,241	1,099,548
New Jersey Resources Corp. (Gas Utilities)		15,124	847,549
Northwestern Energy Group, Inc. (Multi-Utilities)		9,217	660,122
OGE Energy Corp. (Electric Utilities)		30,927	1,504,908

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Utilities (continued)
ONE Gas, Inc. (Gas Utilities)		9,406	$724,920
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		9,209	1,002,860
Portland General Electric Co. (Electric Utilities)		17,343	898,888
Southwest Gas Holdings, Inc. (Gas Utilities)		9,653	856,028
Spire, Inc. (Gas Utilities)		8,859	691,799
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	6,803	2,614,121
TXNM Energy, Inc. (Electric Utilities)		14,930	847,725
UGI Corp. (Gas Utilities)		32,128	1,109,701
			16,591,535
Total Common Stocks (Cost $426,472,544)			$546,186,276

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.641%	08/13/2026	$227,000	$226,010
Total U.S. Treasury Obligations (Cost $226,021)					$226,010
Total Investments – 100.9% (Cost $426,698,565)				(d)	$546,412,286
Liabilities in Excess of Other Assets – (0.9)%					(4,984,783)
Net Assets – 100.0%					$541,427,503

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at June 30, 2026.  The value of securities pledged totaled $226,010.  See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2026.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	7	September 18, 2026	$2,698,735	$2,719,500	$20,765	$13,496
Total Futures Contracts			$2,698,735	$2,719,500	$20,765	$13,496
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–98.2%		Shares	Value
Communication Services – 15.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		50,003	$17,869,572
Alphabet, Inc. Class C (Interactive Media & Svs.)		44,282	15,646,159
AST SpaceMobile, Inc. (Diversified Telecom. Svs.)	(a)	18,574	1,650,486
Iridium Communications, Inc. (Diversified Telecom. Svs.)		29,361	1,610,451
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		26,906	15,155,881
Netflix, Inc. (Entertainment)	(a)	52,719	3,764,137
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	26,068	4,524,883
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	552,610	2,453,588
Space Exploration Technologies Corp. Class A (Diversified Telecom. Svs.)	(a)	20,769	3,548,591
Spotify Technology SA (Entertainment)	(a)	2,828	1,298,420
TKO Group Holdings, Inc. (Entertainment)		11,553	2,325,734
Warner Music Group Corp. Class A (Entertainment)		59,814	1,619,165
			71,467,067
Consumer Discretionary – 8.6%
Amazon.com, Inc. (Broadline Retail)	(a)	95,435	22,745,978
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,788	883,529
Tesla, Inc. (Automobiles)	(a)	35,119	14,771,051
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,598	1,109,293
			39,509,851
Consumer Staples – 0.9%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		4,596	4,299,420
Energy – 0.5%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,642	870,474
Chevron Corp. (Oil, Gas & Consumable Fuels)		4,473	741,445
Phillips 66 (Oil, Gas & Consumable Fuels)		3,504	592,351
			2,204,270
Financials – 4.8%
American Express Co. (Consumer Finance)		2,668	902,451
Bank of America Corp. (Banks)		14,601	831,965
Charles Schwab Corp. / The (Capital Markets)		21,089	1,945,882
Citigroup, Inc. (Banks)		4,443	621,842
Goldman Sachs Group, Inc. / The (Capital Markets)		1,056	1,068,007
Mastercard, Inc. Class A (Financial Services)		10,422	5,352,739
Morgan Stanley (Capital Markets)		7,844	1,639,710
NU Holdings Ltd. Class A (Banks)	(a)	57,473	767,839
Visa, Inc. (Financial Services)		26,416	9,063,066
			22,193,501
Health Care – 5.8%
AbbVie, Inc. (Biotechnology)		9,467	2,382,276
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	2,023	608,984
Amgen, Inc. (Biotechnology)		4,134	1,497,004
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,316	1,737,989
Eli Lilly & Co. (Pharmaceuticals)		11,743	14,084,906
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,333	1,723,147
McKesson Corp. (Health Care Providers & Svs.)		2,242	1,694,055
Natera, Inc. (Biotechnology)	(a)	3,982	1,080,914
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	5,979	1,007,671
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,246	1,115,656
			26,932,602
Common Stocks (Continued)		Shares	Value
Industrials – 9.3%
3M Co. (Industrial Conglomerates)		13,535	$2,191,452
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	10,929	3,308,208
Caterpillar, Inc. (Machinery)		1,534	1,633,557
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,401	2,776,712
GE Vernova, Inc. (Electrical Equip.)		4,154	4,880,368
General Electric Co. (Operating as "GE Aerospace") (Aerospace & Defense)		17,037	6,367,238
INNIO N.V. (Electrical Equip.)		11,573	457,712
Lockheed Martin Corp. (Aerospace & Defense)		4,150	2,114,259
Parker-Hannifin Corp. (Machinery)		3,827	3,743,265
Powell Industries, Inc. (Electrical Equip.)		5,375	1,539,185
Rocket Lab Corp. (Aerospace & Defense)	(a)	14,930	1,517,635
RTX Corp. (Aerospace & Defense)		4,594	871,620
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	1,703	1,429,430
Trane Technologies PLC (Building Products)		3,901	1,916,015
Uber Technologies, Inc. (Ground Transportation)	(a)	33,769	2,436,771
Vertiv Holdings Co. Class A (Electrical Equip.)		13,608	4,556,231
Vicor Corp. (Electrical Equip.)	(a)	3,044	1,156,050
			42,895,708
Information Technology – 52.8%
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	28,905	16,791,204
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		27,014	4,763,108
Apple, Inc. (Tech. Hardware, Storage & Periph.)		158,852	45,965,415
Applied Digital Corp. (IT Svs.)	(a)	47,216	1,761,157
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	3,393	502,707
AppLovin Corp. Class A (Software)	(a)	1,678	864,556
Arista Networks, Inc. (Communications Equip.)	(a)	15,218	2,585,234
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	2,081	1,005,165
Broadcom, Inc. (Semiconductors & Equip.)		70,026	26,452,322
Cerebras Systems, Inc. Class A (Semiconductors & Equip.)	(a)	948	209,508
Ciena Corp. (Communications Equip.)	(a)	3,000	1,471,680
Cloudflare, Inc. Class A (IT Svs.)	(a)	19,600	4,807,488
CoreWeave, Inc. Class A (IT Svs.)	(a)	10,923	1,087,275
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,550	906,777
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,548	2,707,621
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		1,838	793,023
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	15,531	2,438,833
Intel Corp. (Semiconductors & Equip.)	(a)	5,371	749,953
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,260	871,185
Lam Research Corp. (Semiconductors & Equip.)		9,685	4,196,801
Lumentum Holdings, Inc. (Communications Equip.)	(a)	7,297	6,261,264
Marvell Technology, Inc. (Semiconductors & Equip.)		1,396	415,854
Microchip Technology, Inc. (Semiconductors & Equip.)		15,462	1,410,134
Micron Technology, Inc. (Semiconductors & Equip.)		9,453	10,911,503
Microsoft Corp. (Software)		88,202	32,901,110
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		692	956,593
Motorola Solutions, Inc. (Communications Equip.)		3,679	1,527,852
NVIDIA Corp. (Semiconductors & Equip.)		242,399	48,501,616
Oracle Corp. (Software)		19,742	2,893,190
Palantir Technologies, Inc. Class A (Software)	(a)	34,581	4,034,565
Quantinuum, Inc. Class A (IT Svs.)	(a)	2,570	210,072

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Shopify, Inc. Class A (IT Svs.)	(a)	8,676	$990,626
Snowflake, Inc. (IT Svs.)	(a)	4,024	1,024,108
Viasat, Inc. (Communications Equip.)	(a)	21,408	1,922,652
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		149,658	8,048,607
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		981	626,584
			243,567,342
Total Common Stocks (Cost $341,971,240)			$453,069,761
Total Investments – 98.2% (Cost $341,971,240)	(b)		$453,069,761
Other Assets in Excess of Liabilities – 1.8%	(c)		8,313,381
Net Assets – 100.0%			$461,383,142

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $548,284 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	14	September 18, 2026	$8,524,794	$8,546,580	$21,786	$131,810
Total Futures Contracts			$8,524,794	$8,546,580	$21,786	$131,810
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Exchange Traded Funds–73.3%	Shares	Value
Invesco QQQ Trust Series 1 ETF	48,657	$35,831,015
iShares Core S&P 500 ETF	437,612	327,723,251
iShares Core S&P Total U.S. Stock Market ETF	577,000	94,783,790
iShares MBS ETF	495,924	46,874,736
Vanguard Intermediate-Term Corporate Bond ETF	1,275,335	105,406,438
Vanguard Intermediate-Term Treasury ETF	115,509	6,812,721
Vanguard S&P 500 ETF	548,934	377,013,360
Vanguard Total Stock Market ETF	264,000	97,690,560
Total Exchange Traded Funds (Cost $928,686,317)		$1,092,135,871

Asset-Backed Securities–11.0%		Rate	Maturity	Face Amount	Value
Financials – 11.0%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$8,000,000	$8,007,459
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	8,000,000	8,005,957
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	8,000,000	8,007,204
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	8,000,000	8,013,404
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	8,000,000	8,007,382
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	8,003,537
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	8,000,000	7,995,192
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	8,000,000	8,000,000
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	8,000,000	8,000,801
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	8,004,002
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	8,000,000	8,007,442
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,700,917
KKR Financial CLO 2013-1A A1R3	(a)	TSFR3M + 125	10/15/2038	8,000,000	8,012,000
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	8,000,000	8,007,742
Midocean Credit CLO XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	8,000,000	7,995,661
NMEF Funding 2024-A LLC	(a)	5.150%	12/15/2031	356,111	357,182
OHA Credit Funding 16-R Ltd. 2023-16RA A1	(a)	TSFR3M + 120	10/20/2038	8,000,000	8,004,002
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,101,253
Orion CLO 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	8,000,000	8,011,377
Pagaya AI Debt Grantor Trust 2024-9	(a)	5.306%	03/15/2032	448,202	448,529
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	8,000,000	8,011,372
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	8,000,000	8,003,739
Trinitas CLO XXXVII Ltd. 2025-37A A1	(a)	TSFR3M + 122	01/22/2039	8,000,000	8,001,144
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	8,000,000	8,010,837
Total Asset-Backed Securities (Cost $163,567,661)					$163,718,135

Corporate Bonds–7.9%		Rate	Maturity	Face Amount	Value
Communication Services – 0.1%
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	$1,000,000	$906,157
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	5.502%	07/16/2035	440,000	442,716
					1,348,873
Consumer Discretionary – 0.3%
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	1,009,223
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,217,540
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	750,000	726,428
Sekisui House U.S., Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,054,855
					4,008,046
Consumer Staples – 0.2%
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,500,000	1,513,489
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	958,975
					2,472,464
Energy – 0.7%
Columbia Pipelines Operating Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.507%	05/15/2036	1,000,000	1,004,020
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,152,642
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,207,343
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,052,669
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	1,003,325
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,145,447
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,214,673
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	848,000	931,125
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	742,090
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	500,000	495,198
					10,948,532

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials – 4.9%
Antares Holdings LP (Capital Markets)	(a)	6.625%	06/10/2031	$2,500,000	$2,500,210
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	5,000,000	5,096,780
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,997,082
Banco Santander SA (Rate is fixed until 03/24/2027, then H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,795,021
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,329,684
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	1,971,080
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(b)	6.500%	07/28/2086	2,000,000	2,004,500
Capital One Financial Corp. (Rate is fixed until 01/30/2031, then SOFR + 115) (Consumer Finance)	(b)	4.722%	01/30/2032	2,000,000	1,973,067
Carlyle Secured Lending, Inc. (Capital Markets)		6.750%	02/18/2030	1,000,000	1,006,814
Fifth Third Bancorp (Rate is fixed until 04/29/2031, then SOFR + 95) (Banks)	(b)	4.566%	04/29/2032	1,000,000	981,769
Fifth Third Bank N.A. (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	1,500,000	1,499,446
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	4,000,000	3,927,507
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,237,183
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, then SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,207,031
Goldman Sachs Private Credit Corp. (Capital Markets)		6.250%	05/06/2030	4,000,000	4,052,768
Goldman Sachs Private Credit Corp. (Capital Markets)		5.875%	01/31/2031	1,000,000	987,747
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.150%	06/16/2031	1,000,000	992,749
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	2,000,000	1,958,871
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	1,440,000	1,397,651
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(b)	7.000%	Perpetual	2,000,000	2,057,980
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,522,797
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	1,500,000	1,458,365
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,509,815
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	1,996,417
Main Street Capital Corp. (Capital Markets)		6.950%	03/01/2029	3,000,000	3,085,023
Mercury General Corp. (Insurance)		6.250%	06/15/2036	500,000	508,759
MSD Investment Corp. (Capital Markets)	(a)	6.375%	06/12/2029	750,000	751,743
MSD Investment Corp. (Capital Markets)		6.250%	05/31/2030	3,000,000	2,969,275
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,297,673
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(b)	5.768%	02/15/2036	1,750,000	1,749,765
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,000,000	1,985,113
Santander Holdings U.S.A. Inc. (Rate is fixed until 06/05/2031, then SOFR + 128) (Banks)	(b)	5.220%	06/05/2032	2,000,000	1,995,029
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, then SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,358,212
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	1,500,000	1,508,308
Societe Generale SA (Rate is fixed until 01/19/2027, then H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,201,823
Societe Generale SA (Rate is fixed until 05/27/2031, then SOFR + 128) (Banks)	(a)(b)	5.371%	05/27/2032	500,000	502,925
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(b)	4.420%	07/24/2028	2,750,000	2,746,804
UBS Group AG (Rate is fixed until 12/05/2032, then USISSO05 + 309) (Capital Markets)	(a)(b)	6.875%	Perpetual	250,000	250,713
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	2,015,600
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	400,000	392,194
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(b)	4.483%	02/09/2029	2,000,000	1,982,995
					72,764,288
Health Care – 0.0%
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	900,000	617,813
Industrials – 0.1%
CIMIC Finance Ltd. (Construction & Engineering)	(a)	6.000%	04/22/2036	1,000,000	985,802
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,001,000	888,006
					1,873,808
Information Technology – 0.7%
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,179,750
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	2,031,720
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,653,073
Oracle Corp. (Software)		5.350%	05/04/2033	2,000,000	1,942,746
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	881,480
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC (IT Svs.)	(a)	5.700%	04/15/2036	2,300,000	2,186,825
					9,875,594
Materials – 0.1%
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	500,000	494,794
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,050,057
Westlake Corp. (Chemicals)		6.375%	11/15/2055	250,000	246,872
					1,791,723

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate – 0.3%
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	$750,000	$730,199
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,608,498
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,314,357
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,500,000	1,493,547
					5,146,601
Utilities – 0.5%
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,500,000	1,506,640
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	500,000	501,028
Pacific Gas & Electric Co. (Electric Utilities)		6.300%	08/15/2056	2,000,000	1,991,935
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	900,000	922,548
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(b)	6.850%	09/15/2056	1,500,000	1,494,673
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.550%	04/30/2036	1,000,000	994,889
					7,411,713
Total Corporate Bonds (Cost $117,974,009)					$118,259,455

U.S. Treasury Obligations–6.1%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	3.250%	05/15/2042	$20,056,400	$16,513,625
U.S. Treasury Bond	4.000%	11/15/2042	1,722,000	1,553,903
U.S. Treasury Bond	3.875%	05/15/2043	5,624,900	4,971,665
U.S. Treasury Bond	4.375%	08/15/2043	2,998,200	2,819,245
U.S. Treasury Bond	4.750%	11/15/2043	4,140,100	4,072,176
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	8,951,822
U.S. Treasury Bond	4.625%	02/15/2055	26,700,000	25,372,301
U.S. Treasury Bond	4.750%	05/15/2055	19,300,000	18,721,754
U.S. Treasury Inflation Indexed Note	0.250%	07/15/2029	7,578,737	7,227,709
U.S. Treasury Note	4.375%	05/15/2036	250,000	248,672
Total U.S. Treasury Obligations (Cost $99,060,351)				$90,452,872

Preferred Securities–0.9%		Rate	Quantity	Value
Financials – 0.9%
Ally Financial, Inc. (Rate is fixed until 08/15/2031, then H15T5Y + 315) (Consumer Finance)	(b)	7.100%	2,000,000	$2,026,994
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	4,000,000	4,048,056
Charles Schwab Corp. / The (Rate is fixed until 06/01/2031, then H15T5Y + 225) (Capital Markets)	(b)	6.100%	1,000,000	1,000,220
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(b)	6.500%	1,000,000	1,011,606
First Citizens BancShares, Inc. (Rate is fixed until 12/15/2030, then H15T5Y + 330) (Banks)	(b)	7.000%	3,000,000	3,030,744
Synchrony Financial (Rate is fixed until 08/15/2031, then H15T5Y + 308) (Consumer Finance)	(b)	7.250%	1,666,000	1,656,044
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(b)	6.125%	1,000,000	1,011,838
Total Preferred Securities (Cost $13,666,000)				$13,785,502

Rights–0.0%		Quantity	Value
Health Care – 0.0%
ABIOMED, Inc. CVR (Acquired December 23, 2022, Cost $4,444) (Health Care Equip. & Supplies)	(c)(d)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 99.2% (Cost $1,322,958,782)	(e)		$1,478,356,279
Other Assets in Excess of Liabilities – 0.8%	(f)		11,575,894
Net Assets – 100.0%			$1,489,932,173

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 6/30/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.190% at 6/30/2026
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 6/30/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.734% at 6/30/2026
USISSO05:	5 Year Secured Overnight Financing Rate ("SOFR") ICE Swap Rate, 3.880% at 6/30/2026

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2026, the value of these securities totaled $188,757,796, or 12.7% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2026.

(c)	Non-income producing security.
(d)	Represents a security deemed to be restricted. At June 30, 2026, the value of restricted securities in the Portfolio totaled $4,444, or 0.0% of the Portfolio’s net assets.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(f)	Includes $3,597,448 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	59	September 18, 2026	$22,122,768	$22,267,338	$144,570	$141,600
CBT 10-Year U.S. Treasury Note - Long	402	September 21, 2026	43,821,867	44,176,031	354,164	(119,344)
CBT U.S. Long Bond - Long	348	September 21, 2026	38,528,051	39,498,000	969,949	(228,375)
			$104,472,686	$105,941,369	$1,468,683	$(206,119)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Short	150	September 21, 2026	$(16,653,237)	$(16,870,313)	$(217,076)	$58,594
Total Futures Contracts			$87,819,449	$89,071,056	$1,251,607	$(147,525)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Corporate Bonds–37.4%		Rate	Maturity	Face Amount	Value
Communication Services – 1.5%
Alphabet, Inc. (Interactive Media & Svs.)		5.500%	02/15/2046	$1,000,000	$985,144
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	750,000	400,498
AT&T, Inc. (Diversified Telecom. Svs.)		5.375%	08/15/2035	800,000	803,696
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	11/01/2035	400,000	387,578
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	100,000	92,954
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	125,000	112,573
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	75,000	65,069
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	75,000	63,490
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	250,000	229,184
Comcast Corp. (Diversified Telecom. Svs.)		3.450%	02/01/2050	1,400,000	900,383
Discovery Global Holdings, Inc. (Entertainment)		5.050%	03/15/2042	50,000	36,628
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	485,474
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	262,163
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	315,000	266,983
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	150,000	136,246
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	25,000	24,113
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	284,515
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	326,150
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	25,000	25,068
Univision Communications, Inc. (Media)	(a)	9.375%	08/01/2032	25,000	25,401
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.000%	01/15/2036	145,000	141,418
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	600,000	456,876
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.875%	11/30/2055	115,000	111,570
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	05/15/2029	200,000	189,831
Vodafone Group PLC (Wireless Telecom. Svs.)		5.350%	06/18/2036	500,000	495,786
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	404,115
					7,712,906
Consumer Discretionary – 1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	01/15/2028	50,000	49,432
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	25,000	25,375
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	25,000	25,131
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	100,000	94,405
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.500%	02/15/2033	25,000	25,789
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	352,540
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	520,485
Asbury Automotive Group, Inc. (Specialty Retail)		4.750%	03/01/2030	25,000	24,306
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	50,000	47,824
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	210,809	239,383
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	250,000	251,157
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,915
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	25,000	24,387
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	50,000	45,308
Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	5.750%	03/15/2030	25,000	25,308
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	25,000	25,314
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	50,000	45,764
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	09/15/2033	25,000	25,094
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	834,116
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	50,000	51,406
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	100,022
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	25,000	24,336
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	09/15/2033	25,000	24,279
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	25,000	25,191
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	50,000	49,790
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	25,000	25,210
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	50,000	51,105
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	02/27/2038	750,000	726,428
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	04/01/2032	50,000	51,082
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	50,000	48,931
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	25,000	24,854
Sodexo, Inc. (Hotels, Restaurants & Leisure)	(a)	5.800%	08/15/2035	200,000	204,229
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	25,000	24,713
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	50,000	49,251
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	03/01/2033	500,000	493,480

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	$75,000	$79,261
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	71,767
					4,831,368
Consumer Staples – 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.250%	03/15/2033	25,000	24,780
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.750%	03/31/2034	25,000	23,809
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	625,000	463,965
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	650,000	535,839
Coca-Cola Europacific Partners PLC (Beverages)	(a)	1.500%	01/15/2027	600,000	590,483
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	701,760
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	405,952
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	25,000	24,964
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	50,000	48,404
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	673,646
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	160,514
Froneri Lux FinCo SARL (Food Products)	(a)	6.000%	08/01/2032	200,000	196,127
Grupo Bimbo S.A.B. de C.V. (Food Products)	(a)	4.875%	06/27/2044	925,000	839,190
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	363,465
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	301,149
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	48,000	38,398
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	375,000	282,585
Mars, Inc. (Food Products)	(a)	5.200%	03/01/2035	370,000	371,471
Mars, Inc. (Food Products)	(a)	5.700%	05/01/2055	200,000	197,033
Molson Coors Beverage Co. (Beverages)		5.500%	07/08/2036	500,000	502,549
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	50,000	50,612
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	583,175
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	25,000	25,377
Sysco Corp. (Consumer Staples Distribution & Retail)		4.400%	07/25/2031	2,000,000	1,950,905
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	514,444
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	50,000	48,816
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	25,000	25,034
					9,944,446
Energy – 1.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	50,000	49,983
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	02/01/2032	25,000	25,534
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	07/01/2034	500,000	493,747
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	50,000	49,853
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2033	25,000	25,284
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	400,000	398,044
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.000%	12/15/2029	175,000	176,752
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	318,308
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	100,000	95,323
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	03/01/2032	50,000	51,512
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.681%	01/15/2034	425,000	433,976
Columbia Pipelines Operating Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.507%	05/15/2036	1,000,000	1,004,020
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	100,000	98,468
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	100,000	103,658
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	281,935
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	109,891
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	258,838
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.300%	01/15/2056	1,000,000	1,003,324
Eni SpA (Oil, Gas & Consumable Fuels)	(a)	5.500%	05/15/2034	355,000	360,268
EQT Corp. (Oil, Gas & Consumable Fuels)		4.750%	01/15/2031	25,000	24,765
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	50,000	49,861
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	220,000	145,909
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	6.500%	10/01/2033	50,000	50,683
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	50,000	50,273
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	25,000	24,909
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	375,000	316,371
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	25,000	26,127
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.625%	11/15/2032	25,000	25,577
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	75,000	75,952
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	288,229

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	$275,000	$303,930
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	436,097
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	25,000	25,134
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2033	75,000	77,093
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	25,050
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2034	75,000	75,664
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	50,000	49,204
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	75,000	76,825
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.250%	10/01/2033	25,000	24,786
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.500%	05/01/2033	50,000	54,876
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2034	25,000	26,050
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.750%	05/01/2035	25,000	28,037
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	670,559
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	224,807
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	275,000	280,592
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.950%	03/15/2056	500,000	495,198
					9,291,276
Financials – 19.1%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	25,000	23,711
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.000%	11/15/2035	250,000	243,048
Aetna, Inc. (Insurance)		6.625%	06/15/2036	1,000,000	1,089,163
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	75,000	76,219
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	75,000	74,442
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	50,000	50,245
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	50,000	48,179
Antares Holdings LP (Capital Markets)	(a)	6.625%	06/10/2031	2,000,000	2,000,168
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	392,427
Apollo Debt Solutions BDC (Capital Markets)	(a)	5.700%	01/23/2031	1,000,000	979,049
Arch Capital Group Ltd. (Insurance)		5.950%	06/15/2056	1,250,000	1,261,382
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	200,000	194,289
Ares Strategic Income Fund (Capital Markets)		5.550%	04/15/2031	1,000,000	970,342
Azorra Finance Ltd. (Financial Services)	(a)	6.250%	02/15/2034	1,500,000	1,449,654
Bain Capital Specialty Finance, Inc. (Capital Markets)		5.950%	03/01/2031	1,000,000	966,354
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	75,000	75,325
Banco BTG Pactual SA / Cayman Islands (Capital Markets)	(a)	5.500%	01/27/2031	2,000,000	1,974,400
Banco Santander SA (Rate is fixed until 06/03/2036, then H15T5Y + 284) (Banks)	(c)	7.250%	Perpetual	1,000,000	1,016,465
Bank of America Corp. (Rate is fixed until 04/22/2031, then SOFR + 132) (Banks)	(c)	2.687%	04/22/2032	250,000	226,454
Bank of America Corp. (Rate is fixed until 04/25/2033, then SOFR + 191) (Banks)	(c)	5.288%	04/25/2034	300,000	303,997
Bank of America Corp. (Rate is fixed until 04/23/2036, then SOFR + 157) (Banks)	(c)	5.489%	04/23/2037	1,500,000	1,494,066
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, then SOFR + 115) (Capital Markets)	(c)	3.992%	06/13/2028	300,000	298,824
Blackstone Private Credit Fund (Capital Markets)		5.350%	03/12/2031	2,000,000	1,922,989
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	3,500,000	3,449,391
Blackstone Secured Lending Fund (Capital Markets)		5.250%	09/04/2029	700,000	688,859
Blue Owl Credit Income Corp. (Capital Markets)		5.800%	03/15/2030	3,000,000	2,922,889
Broadstreet Partners Group LLC (Insurance)	(a)	5.875%	04/15/2029	175,000	170,891
Canadian Imperial Bank of Commerce (Rate is fixed until 07/28/2031, then H15T5Y + 273) (Banks)	(c)	6.500%	07/28/2086	1,200,000	1,202,700
Capital One Financial Corp. (Rate is fixed until 01/30/2031, then SOFR + 115) (Consumer Finance)	(c)	4.722%	01/30/2032	2,000,000	1,973,067
Charles Schwab Corp. / The (Rate is fixed until 05/21/2036, then SOFR + 128) (Capital Markets)	(c)	5.493%	05/21/2037	1,000,000	1,013,490
Citigroup, Inc. (Rate is fixed until 01/29/2030, then SOFR + 115) (Banks)	(c)	2.666%	01/29/2031	1,300,000	1,206,690
Citigroup, Inc. (Rate is fixed until 02/13/2034, then SOFR + 206) (Banks)	(c)	5.827%	02/13/2035	225,000	229,331
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(c)	6.020%	01/24/2036	300,000	309,003
Citizens Financial Group, Inc. (Rate is fixed until 01/29/2031, then H15T5Y + 145) (Banks)	(c)	5.299%	01/29/2036	750,000	742,696
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	608,285
Corebridge Global Funding (Financial Services)	(a)	5.900%	09/19/2028	400,000	409,072
CRC Insurance Group LLC (Insurance)	(a)	7.125%	06/01/2031	100,000	99,681
Daimler Truck Finance North America LLC (Consumer Finance)	(a)	2.000%	12/14/2026	540,000	534,296
Daimler Truck Finance North America LLC (Consumer Finance)	(a)	2.375%	12/14/2028	180,000	170,406
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	305,000	221,626
Fifth Third Bancorp (Rate is fixed until 01/30/2029, then SOFR + 216) (Banks)	(a)(c)	5.982%	01/30/2030	320,000	328,811
Fifth Third Bancorp (Rate is fixed until 04/29/2031, then SOFR + 95) (Banks)	(c)	4.566%	04/29/2032	2,000,000	1,963,539
Fifth Third Bancorp (Rate is fixed until 04/25/2032, then SOFR + 166) (Banks)	(c)	4.337%	04/25/2033	270,000	260,376
First-Citizens Bank & Trust Co. (Rate is fixed until 07/13/2028, then SOFR + 115) (Banks)	(c)	5.097%	07/13/2029	1,000,000	1,001,381
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	407,885
FNB Corp. (Rate is fixed until 12/11/2029, then SOFRINDX + 193) (Banks)	(c)	5.722%	12/11/2030	350,000	352,838

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	$200,000	$212,747
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	438,169
Global Payments, Inc. (Financial Services)		5.550%	11/15/2035	360,000	348,993
Goldman Sachs BDC, Inc. (Capital Markets)		5.650%	09/09/2030	2,000,000	1,965,059
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, then SOFR + 109) (Capital Markets)	(c)	1.992%	01/27/2032	250,000	219,900
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, then SOFR + 155) (Capital Markets)	(c)	5.851%	04/25/2035	250,000	259,239
Goldman Sachs Private Credit Corp. (Capital Markets)		5.050%	02/23/2028	1,000,000	994,592
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.150%	06/16/2031	800,000	794,199
HPS Corporate Lending Fund (Capital Markets)	(a)	5.150%	04/02/2029	1,000,000	979,436
HPS Corporate Lending Fund (Capital Markets)	(a)	5.650%	04/02/2031	425,000	412,501
HPS Corporate Lending Fund (Capital Markets)		5.950%	04/14/2032	1,250,000	1,223,028
HSBC Holdings PLC (Rate is fixed until 03/24/2036, then H15T5Y + 280) (Banks)	(c)	7.000%	Perpetual	2,000,000	2,051,392
HSBC Holdings PLC (Rate is fixed until 05/12/2033, then SOFR + 132) (Banks)	(c)	5.208%	05/12/2034	3,000,000	2,989,310
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	200,000	199,269
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	25,000	25,656
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, then SOFR + 197) (Banks)	(c)	4.443%	08/04/2028	450,000	449,184
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, then SOFRINDX + 187) (Banks)	(c)	5.709%	02/02/2035	275,000	281,345
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2029	675,000	682,740
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(a)(c)	4.950%	06/01/2042	1,600,000	1,396,606
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(a)	5.000%	08/15/2028	1,000,000	965,567
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	324,649
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	50,000	50,998
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, then SOFR + 204) (Banks)	(c)	2.522%	04/22/2031	1,025,000	944,855
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, then TSFR3M + 111) (Banks)	(c)	1.764%	11/19/2031	100,000	88,082
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, then TSFR3M + 125) (Banks)	(c)	2.580%	04/22/2032	100,000	90,125
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(c)	2.963%	01/25/2033	200,000	181,070
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, then SOFR + 258) (Banks)	(c)	5.717%	09/14/2033	300,000	309,617
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, then SOFR + 185) (Banks)	(c)	5.350%	06/01/2034	400,000	406,713
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, then SOFR + 181) (Banks)	(c)	6.254%	10/23/2034	100,000	107,030
JPMorgan Chase & Co. (Rate is fixed until 07/23/2035, then SOFR + 164) (Banks)	(c)	5.576%	07/23/2036	350,000	355,317
JPMorgan Chase & Co. (Rate is fixed until 02/05/2036, then SOFR + 130) (Banks)	(c)	5.193%	02/05/2037	3,000,000	2,950,519
KeyCorp (Rate is fixed until 03/06/2034, then SOFRINDX + 242) (Banks)	(c)	6.401%	03/06/2035	350,000	372,523
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	7.000%	07/15/2031	1,000,000	1,036,869
M&T Bank Corp. (Rate is fixed until 01/16/2035, then SOFR + 161) (Banks)	(c)	5.385%	01/16/2036	225,000	224,875
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	324,672
Mercury General Corp. (Insurance)		6.250%	06/15/2036	2,000,000	2,035,035
MetLife, Inc. (Rate is fixed until 03/15/2036, then H15T5Y + 182) (Insurance)	(c)	5.850%	03/15/2056	1,000,000	986,648
Metropolitan Life Global Funding I (Insurance)	(a)	5.150%	03/28/2033	230,000	232,579
Midcap Financial Issuer Trust (Capital Markets)	(a)	5.625%	01/15/2030	500,000	481,954
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	275,438
Morgan Stanley (Rate is fixed until 02/13/2031, then SOFR + 103) (Capital Markets)	(c)	1.794%	02/13/2032	295,000	256,625
Morgan Stanley (Rate is fixed until 04/28/2031, then SOFR + 102) (Capital Markets)	(c)	1.928%	04/28/2032	250,000	217,363
Morgan Stanley (Rate is fixed until 04/21/2033, then SOFR + 187) (Capital Markets)	(c)	5.250%	04/21/2034	195,000	196,228
Morgan Stanley (Rate is fixed until 07/21/2033, then SOFR + 188) (Capital Markets)	(c)	5.424%	07/21/2034	100,000	101,551
Morgan Stanley (Rate is fixed until 01/18/2034, then SOFR + 173) (Capital Markets)	(c)	5.466%	01/18/2035	140,000	142,126
Morgan Stanley (Rate is fixed until 01/18/2035, then SOFR + 142) (Capital Markets)	(c)	5.587%	01/18/2036	200,000	204,216
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(c)	4.892%	10/22/2036	125,000	121,056
Morgan Stanley (Rate is fixed until 04/20/2032, then SOFR + 262) (Capital Markets)	(c)	5.297%	04/20/2037	3,000,000	2,987,702
MSD Investment Corp. (Capital Markets)	(a)	6.375%	06/12/2029	1,000,000	1,002,324
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	1,500,000	1,464,717
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	406,453
Old National Bancorp (Rate is fixed until 02/15/2031, then TSFR3M + 220) (Banks)	(c)	5.768%	02/15/2036	1,750,000	1,749,765
Pacific Life Global Funding II (Insurance)	(a)	4.900%	01/11/2029	700,000	703,639
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, then SOFRINDX + 185) (Banks)	(c)	4.626%	06/06/2033	630,000	613,100
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/29/2035, then SOFR + 139) (Banks)	(c)	5.575%	01/29/2036	140,000	143,521
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	1,000,000	987,743
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	470,922
Prudential Financial, Inc. (Rate is fixed until 06/15/2036, then H15T5Y + 178) (Insurance)	(c)	6.250%	06/15/2056	1,000,000	1,002,210
Raymond James Financial, Inc. (Capital Markets)		4.900%	09/11/2035	100,000	97,518
Regions Financial Corp. (Rate is fixed until 06/06/2029, then SOFR + 149) (Banks)	(c)	5.722%	06/06/2030	330,000	338,685
Rocket Cos., Inc. (Financial Services)	(a)	6.375%	08/01/2033	25,000	25,424
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	50,000	48,095
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	50,000	45,003
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	50,000	48,181
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	25,000	24,596

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	$390,000	$353,599
Santander Holdings U.S.A. Inc. (Rate is fixed until 06/05/2031, then SOFR + 128) (Banks)	(c)	5.220%	06/05/2032	2,000,000	1,995,029
SLM Corp. (Rate is fixed until 05/15/2031, then SOFRINDX + 271) (Consumer Finance)	(c)	6.495%	05/15/2032	1,500,000	1,498,264
Societe Generale SA (Rate is fixed until 05/27/2031, then SOFR + 128) (Banks)	(a)(c)	5.371%	05/27/2032	1,000,000	1,005,850
Sumisho Air Lease Corp. (Financial Services)		5.850%	12/15/2027	270,000	274,335
Synchrony Financial (Rate is fixed until 02/25/2031, then SOFR + 153) (Consumer Finance)	(c)	4.947%	02/25/2032	1,000,000	974,847
Texas Capital Bancshares, Inc. (Rate is fixed until 02/27/2031, then SOFR + 194) (Banks)	(c)	5.301%	02/27/2032	750,000	742,242
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	174,690
U.S. Bancorp (Rate is fixed until 07/22/2032, then SOFR + 211) (Banks)	(c)	4.967%	07/22/2033	500,000	495,444
U.S. Bancorp (Rate is fixed until 06/10/2033, then SOFR + 226) (Banks)	(c)	5.836%	06/12/2034	200,000	208,531
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	50,000	46,448
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	150,000	151,414
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	25,000	23,295
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	25,000	22,281
Valley National Bancorp (Rate is fixed until 06/01/2031, then TSFR3M + 243) (Banks)	(c)	6.219%	06/01/2036	1,500,000	1,494,381
Wells Fargo & Co. (Rate is fixed until 02/11/2030, then TSFR3M + 126) (Banks)	(c)	2.572%	02/11/2031	525,000	486,053
Wells Fargo & Co. (Rate is fixed until 07/25/2032, then SOFR + 210) (Banks)	(c)	4.897%	07/25/2033	550,000	546,510
Wells Fargo & Co. (Rate is fixed until 04/24/2033, then SOFR + 202) (Banks)	(c)	5.389%	04/24/2034	150,000	152,287
Wells Fargo & Co. (Rate is fixed until 10/23/2033, then SOFR + 206) (Banks)	(c)	6.491%	10/23/2034	200,000	215,868
Western Alliance Bank (Rate is fixed until 11/15/2030, then H15T5Y + 285) (Banks)	(c)	6.537%	11/15/2035	1,500,000	1,489,560
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	400,000	392,194
Zions Bancorp N.A. (Rate is fixed until 02/09/2028, then SOFR + 106) (Banks)	(c)	4.483%	02/09/2029	4,000,000	3,965,990
					96,174,770
Health Care – 1.9%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	509,492
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	612,255
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	75,000	74,064
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	400,000	369,407
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	353,195
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	165,000	160,595
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	801,439
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	50,000	49,475
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	40,000	28,940
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	300,000	195,335
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	197,891
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	180,666
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	430,424
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	495,691
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	380,000	374,513
Elevance Health, Inc. (Health Care Providers & Svs.)		5.000%	01/15/2036	250,000	245,165
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	116,130
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	405,945
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	110,000	108,660
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	75,000	72,866
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.250%	06/01/2032	50,000	50,834
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	25,000	24,278
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	150,000	149,083
Opal Bidco SAS (Pharmaceuticals)	(a)	6.500%	03/31/2032	200,000	204,040
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	346,637
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	259,071
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	6.875%	11/15/2031	50,000	48,871
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	527,000	320,888
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	75,000	72,859
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	318,062
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	400,000	303,471
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	49,576
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	17,000	17,068
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,297
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,610
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	400,000	359,544
Viatris, Inc. (Pharmaceuticals)		4.000%	06/22/2050	1,000,000	686,459
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	600,000	391,472
					9,434,268
Industrials – 1.6%
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	800,000	793,439
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	100,000	104,538
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	500,000	329,958
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	345,788

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	$25,000	$25,500
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	325,793
CACI International, Inc. (Professional Svs.)	(a)	6.375%	06/15/2033	25,000	25,356
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	89,098
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	55,666
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	480,155
CIMIC Finance Ltd. (Construction & Engineering)	(a)	6.000%	04/22/2036	1,000,000	985,802
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	75,000	67,118
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	420,288
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	75,000	76,675
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	25,000	25,876
ERAC U.S.A. Finance LLC (Ground Transportation)	(a)	4.600%	05/01/2028	150,000	150,156
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	25,000	24,628
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.500%	01/15/2031	25,000	25,344
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	50,000	51,166
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	100,000	102,305
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	50,000	51,139
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	330,000	335,399
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.000%	06/15/2030	50,000	51,778
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	237,636
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	560,000	551,075
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	180,000	178,356
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	100,000	100,052
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	25,000	25,338
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	25,000	24,785
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	173,287
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	250,000	253,195
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	50,000	49,635
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	75,000	74,988
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	50,000	50,302
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	25,000	24,826
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	500,000	497,284
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	08/15/2028	25,000	25,249
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	25,000	25,382
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	25,000	25,693
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	25,000	25,641
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	05/31/2033	50,000	50,475
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	01/31/2034	25,000	25,643
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	242,139
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	75,000	72,861
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,918
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,242
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	192,455
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	25,000	25,670
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	25,000	25,446
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2033	25,000	25,650
White Cap Supply Holdings LLC (Building Products)	(a)	7.375%	11/15/2030	50,000	50,695
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	139,649
					8,208,532
Information Technology – 2.1%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	335,939
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	156,401
Autodesk, Inc. (Software)		5.300%	06/15/2035	140,000	140,058
Broadcom, Inc. (Semiconductors & Equip.)		3.469%	04/15/2034	435,000	390,626
Broadcom, Inc. (Semiconductors & Equip.)		4.900%	02/15/2038	265,000	255,993
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	75,000	71,252
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	353,044
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	50,000	48,514
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	75,000	72,797
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	50,000	46,862
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	50,000	49,230
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	25,000	24,705
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.100%	02/15/2036	300,000	295,702
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	50,000	47,704
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	25,000	24,166
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	75,000	75,761
Gen Digital, Inc. (Software)	(a)	6.250%	04/01/2033	75,000	73,921
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	391,888

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	$180,000	$166,866
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	50,000	50,818
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		5.350%	07/30/2030	200,000	203,813
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	237,382
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	325,000	318,235
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	25,000	24,388
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	25,000	22,986
Oracle Corp. (Software)		4.950%	02/04/2031	2,000,000	1,958,064
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	308,328
Oracle Corp. (Software)		5.375%	09/27/2054	315,000	247,045
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC (IT Svs.)	(a)	5.700%	04/15/2036	2,300,000	2,186,825
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	25,000	24,851
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	507,407
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	25,000	26,141
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)		5.875%	07/15/2030	25,000	25,444
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	9.625%	12/01/2032	39,000	43,003
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	50,000	49,353
Trimble, Inc. (Software)		6.100%	03/15/2033	250,000	261,030
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	25,000	24,149
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	510,000	458,005
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	50,000	47,694
VMware LLC (Software)		1.400%	08/15/2026	240,000	239,088
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	25,000	25,305
					10,310,783
Materials – 0.4%
Anglo American Capital PLC (Metals & Mining)	(a)	2.875%	03/17/2031	375,000	343,587
Anglo American Capital PLC (Metals & Mining)	(a)	5.250%	03/19/2036	500,000	494,794
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	200,000	190,114
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,402
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	50,000	50,934
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	50,000	49,814
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	25,000	24,660
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.750%	04/15/2032	50,000	48,530
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	25,000	24,794
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	250,000	254,291
Glencore Funding LLC (Metals & Mining)	(a)	3.375%	09/23/2051	350,000	234,195
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	25,000	23,773
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	23,496
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	11,000	10,994
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.375%	03/01/2032	25,000	25,529
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.750%	03/01/2033	25,000	25,484
Solstice Advanced Materials, Inc. (Chemicals)	(a)	5.625%	09/30/2033	25,000	24,845
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	12.250%	01/15/2031	200,000	221,068
W.R. Grace Holdings LLC (Chemicals)	(a)	6.625%	08/15/2032	25,000	24,247
					2,120,551
Real Estate – 1.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	530,000	432,629
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	500,000	454,957
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	719,290
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	497,843
Cousins Properties LP (Office REITs)		4.875%	03/01/2033	1,000,000	973,598
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	458,589
Healthpeak OP LLC (Health Care REITs)		4.750%	01/15/2033	300,000	293,900
Howard Hughes Corp. / The (Real Estate Mgmt. & Development)	(a)	6.125%	03/01/2034	500,000	494,021
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	50,000	50,944
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	25,000	25,262
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	50,000	48,686
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	256,875
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	25,000	25,582
Safehold GL Holdings LLC (Specialized REITs)		5.650%	01/15/2035	2,000,000	2,025,377
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	787,179
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	342,086
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	50,000	51,154
					7,937,972
Utilities – 4.4%
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	393,740

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	$370,000	$337,945
Constellation Energy Generation LLC (Electric Utilities)	(a)	5.000%	02/01/2031	50,000	49,986
Constellation Energy Generation LLC (Electric Utilities)	(a)	3.750%	03/01/2031	25,000	23,804
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	417,466
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	95,573
Dominion Energy, Inc. (Rate is fixed until 12/15/2031, then H15T5Y + 187) (Multi-Utilities)	(c)	6.150%	12/15/2056	1,000,000	1,003,036
Duke Energy Corp. (Electric Utilities)		4.950%	09/15/2035	300,000	293,584
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	450,000	336,363
Electricite de France SA (Electric Utilities)	(a)	6.250%	05/23/2033	445,000	476,203
Electricite de France SA (Electric Utilities)	(a)	6.125%	04/22/2056	2,000,000	1,973,018
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	170,448
ENEL Finance International N.V. (Electric Utilities)	(a)	2.500%	07/12/2031	750,000	668,032
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,146,855
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	118,697
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	231,327
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	220,000	201,280
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	596,063
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	253,211
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	547,274
Niagara Mohawk Power Corp. (Multi-Utilities)	(a)	5.996%	07/03/2055	2,000,000	1,988,755
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	106,170
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	513,557
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	25,000	25,006
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	28,000	25,743
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	25,000	25,313
NRG Energy, Inc. (Electric Utilities)	(a)	6.000%	01/15/2036	25,000	24,922
Pacific Gas & Electric Co. (Electric Utilities)		6.300%	08/15/2056	2,000,000	1,991,935
PacifiCorp (Electric Utilities)		5.800%	04/15/2036	900,000	922,548
PacifiCorp (Rate is fixed until 08/15/2031, then H15T5Y + 329) (Electric Utilities)	(c)	7.125%	08/15/2056	1,000,000	993,287
PG&E Corp. (Rate is fixed until 09/15/2031, then H15T5Y + 323) (Electric Utilities)	(c)	6.850%	09/15/2056	1,500,000	1,494,673
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	654,359
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	575,785
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	75,000	74,537
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.750%	01/15/2030	25,000	24,183
Union Electric Co. (Electric Utilities)		5.750%	09/15/2056	1,000,000	997,594
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	25,000	26,157
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.550%	04/30/2036	1,000,000	994,889
VoltaGrid LLC (Electric Utilities)	(a)	7.375%	11/01/2030	25,000	25,954
WBI Operating LLC (Water Utilities)	(a)	6.250%	10/15/2030	25,000	25,139
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	179,608
Xcel Energy, Inc. (Rate is fixed until 12/03/2031, then H15T5Y + 217) (Electric Utilities)	(c)	5.750%	12/03/2056	1,000,000	988,263
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	50,000	51,737
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.625%	03/15/2033	25,000	26,809
					22,090,828
Total Corporate Bonds (Cost $194,535,366)					$188,057,700

Asset-Backed / Mortgage-Backed Securities–20.1%		Rate	Maturity	Face Amount	Value
Financials – 20.1%
AB BSL CLO 7 Ltd. 2025-7A A1	(a)	TSFR3M + 123	01/15/2039	$7,500,000	$7,501,989
AB BSL CLO 7 Ltd. 2025-7A B	(a)	TSFR3M + 160	01/15/2039	2,500,000	2,505,935
ARES Loan Funding I Ltd. 2021-ALFA AR	(a)	TSFR3M + 117	04/15/2039	7,500,000	7,485,745
ARES Loan Funding I Ltd. 2021-ALFA BR	(a)	TSFR3M + 150	04/15/2039	2,500,000	2,506,192
BANK 2022-BNK40 A4		3.502%	03/15/2064	660,000	610,956
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,370,062	1,388,061
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,023,746
Diameter Capital CLO 4 Ltd. 2022-4A ARR	(a)	TSFR3M + 123	01/15/2039	7,500,000	7,504,503
Diameter Capital CLO 4 Ltd. 2022-4A BRR	(a)	TSFR3M + 155	01/15/2039	2,500,000	2,506,129
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	361,584
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	360,699
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(a)	2.500%	08/25/2052	1,471,564	1,215,421
Home Partners of America 2022-1 B	(a)	4.330%	04/17/2039	724,547	718,690
J.P. Morgan Mortgage Trust 2022-1 A2	(a)	3.000%	07/25/2052	1,109,470	953,132
J.P. Morgan Mortgage Trust 2022-2 A3	(a)	2.500%	08/25/2052	1,465,064	1,205,949
J.P. Morgan Mortgage Trust 2022-3 A3	(a)	2.500%	08/25/2052	1,480,254	1,222,598
Madison Park Funding LXI Ltd. 2023-61A AR	(a)	TSFR3M + 122	01/20/2039	7,500,000	7,507,218
Madison Park Funding LXI Ltd. 2023-61A BR	(a)	TSFR3M + 160	01/20/2039	2,500,000	2,505,962
MidOcean Credit CLO XIII Ltd. 2023-13A AR1	(a)	TSFR3M + 120	01/21/2039	7,500,000	7,492,141
MidOcean Credit CLO XIII Ltd. 2023-13A BR	(a)	TSFR3M + 150	01/21/2039	2,500,000	2,506,071

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
MMAF Equipment Finance LLC 2020-A5	(a)	1.560%	10/09/2042	$750,000	$731,861
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	59,716	56,314
Palmer Square CLO 2023-3A AR	(a)	TSFR3M + 122	01/20/2039	7,500,000	7,507,254
Palmer Square CLO 2023-3A BR	(a)	TSFR3M + 155	01/20/2039	2,500,000	2,506,032
Pikes Peak CLO 2026-22A A1	(a)	TSFR3M + 119	04/20/2039	7,500,000	7,495,118
Pikes Peak CLO 2026-22A B	(a)	TSFR3M + 150	04/20/2039	2,500,000	2,505,871
Progress Residential 2022-SFR4 B	(a)	4.788%	05/17/2041	800,000	788,231
Regatta XVI Funding Ltd. 2019-2A A1R2	(a)	TSFR3M + 119	04/15/2039	7,500,000	7,494,373
Regatta XVI Funding Ltd. 2019-2A BR2	(a)	TSFR3M + 145	04/15/2039	2,500,000	2,504,676
Sixth Street CLO XVI Ltd. 2020-16A A1R2	(a)	TSFR3M + 117	01/21/2039	7,500,000	7,484,995
Sixth Street CLO XVI Ltd. 2020-16A BR2	(a)	TSFR3M + 145	01/21/2039	2,500,000	2,504,544
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	139,439	133,392
Total Asset-Backed / Mortgage-Backed Securities (Cost $101,784,898)					$100,795,382

U.S. Government Agency Mortgage-Backed Securities–19.2%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$713,584	$657,459
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,000,519	1,897,366
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,074,440	908,092
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	2,974,470	2,540,266
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	4,609,743	3,739,498
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	862,917	739,283
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	943,963	954,237
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	780,183	772,159
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,428,963	1,443,053
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	712,276	674,808
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,039,261	953,115
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,422,301	1,211,202
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,152,744	1,898,424
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,391,894	1,123,631
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	2,549,729	2,485,657
Fannie Mae Pool FN CB9426	4.500%	11/01/2054	1,875,958	1,802,532
Fannie Mae Pool FN FA0970	6.000%	03/01/2055	2,157,216	2,207,082
Fannie Mae Pool FN FA1974	6.500%	06/01/2055	1,343,500	1,399,465
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	793,335	737,537
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	558,658	527,861
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	4,656,796	3,791,844
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,241,280	1,978,619
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,364,170	2,025,455
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,279,558	2,094,466
Fannie Mae Pool FN FM8745	2.500%	09/01/2051	2,394,367	2,002,423
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,059,350	2,726,397
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,299,522	2,528,169
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,305,417	1,053,404
Fannie Mae Pool FN MA4536	2.000%	02/01/2037	1,708,195	1,557,519
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	537,722	504,684
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	836,329	855,661
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	935,132	956,748
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	1,982,290	1,962,879
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	586,834	581,131
Freddie Mac Pool FR QJ3044	5.500%	09/01/2054	1,377,320	1,383,035
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,470,469	3,626,670
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,095,846	1,002,435
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,509,922	1,375,775
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,468,359	1,374,540
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,615,715	1,369,278
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,067,404	1,106,532
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	509,661	497,826
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,093,074	958,857
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	481,484	437,131
Freddie Mac Pool FR SD8218	2.000%	06/01/2052	1,211,983	972,134
Freddie Mac Pool FR SD8220	3.000%	06/01/2052	1,167,808	1,020,237
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	1,778,738	1,796,954
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,147,421	1,173,944
Freddie Mac Pool FR SD8469	5.500%	10/01/2054	780,402	784,590
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	1,525,943	1,503,144
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	489,419	445,104
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	4,673,741	3,997,048
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,312,178	3,832,795
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	4,940,838	4,052,611

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	$1,420,409	$1,296,148
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,335,399	2,314,317
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	2,759,822	2,593,556
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,028,735	1,958,938
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	980,755	993,233
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	481,666	495,364
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,027,532	1,035,516
Total U.S. Government Agency Mortgage-Backed Securities (Cost $104,680,274)				$96,689,838

U.S. Treasury Obligations–17.5%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	1.375%	11/15/2040	$525,000	$339,384
U.S. Treasury Bond	1.875%	02/15/2041	180,000	124,889
U.S. Treasury Bond	2.000%	02/15/2050	3,750,000	2,185,107
U.S. Treasury Bond	1.875%	02/15/2051	3,940,000	2,189,932
U.S. Treasury Bond	4.250%	08/15/2054	14,100,000	12,588,656
U.S. Treasury Bond	4.750%	02/15/2056	6,300,000	6,119,859
U.S. Treasury Note	4.125%	07/31/2028	2,000,000	1,998,594
U.S. Treasury Note	4.000%	01/31/2029	1,300,000	1,294,414
U.S. Treasury Note	3.875%	11/30/2029	1,600,000	1,584,563
U.S. Treasury Note	4.000%	02/28/2030	7,000,000	6,957,617
U.S. Treasury Note	4.375%	11/30/2030	2,200,000	2,214,867
U.S. Treasury Note	4.125%	03/31/2032	30,900,000	30,700,840
U.S. Treasury Note	4.000%	07/31/2032	3,900,000	3,843,633
U.S. Treasury Note	3.750%	10/31/2032	6,200,000	6,016,664
U.S. Treasury Note	4.250%	11/15/2034	4,100,000	4,059,961
U.S. Treasury Note	4.625%	02/15/2035	4,000,000	4,063,438
U.S. Treasury Note	4.000%	11/15/2035	1,500,000	1,451,016
Total U.S. Treasury Obligations (Cost $93,466,272)				$87,733,434

Preferred Securities–2.0%		Rate	Quantity	Value
Financials – 2.0%
Ally Financial, Inc. (Rate is fixed until 08/15/2031, then H15T5Y + 315) (Consumer Finance)	(c)	7.100%	2,000,000	$2,026,994
Charles Schwab Corp. / The (Rate is fixed until 06/01/2031, then H15T5Y + 225) (Capital Markets)	(c)	6.100%	1,250,000	1,250,275
Citigroup, Inc. (Rate is fixed until 05/15/2031, then H15T5Y + 275) (Banks)	(c)	6.500%	3,000,000	3,034,817
Synchrony Financial (Rate is fixed until 08/15/2031, then H15T5Y + 308) (Consumer Finance)	(c)	7.250%	1,667,000	1,657,038
Truist Financial Corp. (Rate is fixed until 06/15/2031, then H15T5Y + 213) (Banks)	(c)	6.250%	1,000,000	1,000,248
Wells Fargo & Co. (Rate is fixed until 06/15/2031, then H15T5Y + 234) (Banks)	(c)	6.125%	1,000,000	1,011,838
Total Preferred Securities (Cost $9,914,315)				$9,981,210

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$617,281
Mexico Government International Bond	5.625%	09/22/2035	400,000	388,600
Mexico Government International Bond	4.500%	01/31/2050	525,000	387,450
Total Sovereign Debt Issues (Cost $1,590,965)				$1,393,331

Common Stocks–0.0%		Shares	Value
Communication Services – 0.0%
Audacy, Inc. (Media)	(d)(e)	113	$3,219
Total Common Stocks (Cost $77,814)			$3,219

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services – 0.0%
Audacy, Inc. Second Lien Warrants (Media)	(d)(e)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(d)(e)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 96.5% (Cost $506,049,951)	(f)				$484,654,114
Other Assets in Excess of Liabilities – 3.5%	(g)				17,763,933
Net Assets – 100.0%					$502,418,047

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Abbreviations:
CLO:	Collateralized Loan Obligation
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 6/30/2026
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.190% at 6/30/2026
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.680% at 6/30/2026
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.249% at 6/30/2026
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.734% at 6/30/2026

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2026, the value of these securities totaled $143,145,457, or 28.5% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2026.

(d)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(g)	Includes $1,608,674 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	185	September 21, 2026	$20,541,127	$20,806,719	$265,592	$(72,266)
CBT U.S. Long Bond - Long	149	September 21, 2026	16,496,206	16,911,500	415,294	(97,781)
CBT U.S. Ultra Bond - Long	44	September 21, 2026	4,962,807	5,110,875	148,068	(33,000)
CBT 2-Year U.S. Treasury Note - Long	160	September 30, 2026	32,984,010	32,981,250	(2,760)	(18,750)
CBT 5-Year U.S. Treasury Note - Long	197	September 30, 2026	21,015,462	21,088,234	72,772	(36,938)
			$95,999,612	$96,898,578	$898,966	$(258,735)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	185	September 21, 2026	$(20,164,663)	$(20,329,766)	$(165,103)	$54,922
Total Futures Contracts			$75,834,949	$76,568,812	$733,863	$(203,813)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–98.7%		Shares	Value
Communication Services – 11.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		38,117	$13,621,872
Alphabet, Inc. Class C (Interactive Media & Svs.)		31,053	10,971,956
AT&T, Inc. (Diversified Telecom. Svs.)		247,517	5,123,602
Electronic Arts, Inc. (Entertainment)		15,031	3,081,956
Fox Corp. Class A (Media)		7,689	401,058
Fox Corp. Class B (Media)		11,818	553,555
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,141	6,838,904
Netflix, Inc. (Entertainment)	(a)	28,438	2,030,473
Take-Two Interactive Software, Inc. (Entertainment)	(a)	9,321	2,330,064
TKO Group Holdings, Inc. (Entertainment)		4,876	981,588
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		28,725	4,818,044
Verizon Communications, Inc. (Diversified Telecom. Svs.)		107,857	4,566,665
Walt Disney Co. / The (Entertainment)		25,842	2,487,293
Warner Bros. Discovery, Inc. (Entertainment)	(a)	48,833	1,301,888
			59,108,918
Consumer Discretionary – 7.0%
Amazon.com, Inc. (Broadline Retail)	(a)	63,529	15,141,502
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		5,393	961,248
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	6,681	663,357
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,280	1,158,848
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		5,793	1,482,313
General Motors Co. (Automobiles)		35,812	2,760,389
Hasbro, Inc. (Leisure Products)		8,916	736,372
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		9,803	452,801
McDonald's Corp. (Hotels, Restaurants & Leisure)		7,854	2,123,015
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	10,690	984,442
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,496	1,001,919
Ross Stores, Inc. (Specialty Retail)		12,084	2,572,079
Tesla, Inc. (Automobiles)	(a)	10,010	4,210,206
TJX Cos., Inc. / The (Specialty Retail)		9,738	1,475,307
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,408	1,024,383
			36,748,181
Consumer Staples – 9.3%
Altria Group, Inc. (Tobacco)		67,998	4,892,456
Archer-Daniels-Midland Co. (Food Products)		9,019	689,052
Bunge Global SA (Food Products)		17,383	1,855,288
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		3,955	3,143,395
Church & Dwight Co., Inc. (Household Products)		19,193	1,859,418
Coca-Cola Co. / The (Beverages)		56,397	4,583,384
Colgate-Palmolive Co. (Household Products)		49,372	4,526,425
Dollar General Corp. (Consumer Staples Distribution & Retail)		3,430	394,827
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		18,820	1,485,839
Hershey Co. / The (Food Products)		10,540	1,849,243
Keurig Dr Pepper, Inc. (Beverages)		19,499	638,202
Kroger Co. / The (Consumer Staples Distribution & Retail)		65,447	3,634,272
Mondelez International, Inc. Class A (Food Products)		6,061	350,568
Monster Beverage Corp. (Beverages)	(a)	28,195	2,710,103
PepsiCo, Inc. (Beverages)		22,446	3,039,189
Philip Morris International, Inc. (Tobacco)		17,187	3,109,300
Procter & Gamble Co. / The (Household Products)		8,102	1,188,077
Sysco Corp. (Consumer Staples Distribution & Retail)		35,948	3,004,534
Target Corp. (Consumer Staples Distribution & Retail)		4,136	540,203
Tyson Foods, Inc. Class A (Food Products)		24,300	1,391,175
Walmart, Inc. (Consumer Staples Distribution & Retail)		35,446	4,014,614
			48,899,564
Common Stocks (Continued)		Shares	Value
Energy – 3.2%
APA Corp. (Oil, Gas & Consumable Fuels)		16,541	$538,740
Chevron Corp. (Oil, Gas & Consumable Fuels)		21,531	3,568,979
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,882	611,493
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		25,057	3,250,645
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		19,427	1,771,548
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(a)	13,403	1,832,458
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		47,000	1,502,590
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,024	517,476
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		13,231	642,630
Phillips 66 (Oil, Gas & Consumable Fuels)		5,143	869,424
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,276	853,201
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		14,043	1,043,957
			17,003,141
Financials – 6.6%
Aflac, Inc. (Insurance)		6,114	716,866
Allstate Corp. / The (Insurance)		12,681	3,017,317
American International Group, Inc. (Insurance)		31,052	2,314,305
Aon PLC Class A (Insurance)		594	197,024
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	4,980	2,491,942
CBOE Global Markets, Inc. (Capital Markets)		12,603	3,058,370
Charles Schwab Corp. / The (Capital Markets)		5,993	552,974
Chubb Ltd. (Insurance)		12,073	4,113,754
Citigroup, Inc. (Banks)		4,696	657,252
CME Group, Inc. (Capital Markets)		11,993	2,648,414
Hartford Insurance Group, Inc. / The (Insurance)		6,034	799,626
Jack Henry & Associates, Inc. (Financial Services)		7,164	986,769
JPMorgan Chase & Co. (Banks)		7,023	2,298,839
Loews Corp. (Insurance)		10,156	1,149,761
Mastercard, Inc. Class A (Financial Services)		2,076	1,066,234
Progressive Corp. / The (Insurance)		6,560	1,433,032
Travelers Cos., Inc. / The (Insurance)		13,012	4,295,521
W. R. Berkley Corp. (Insurance)		11,803	832,466
Willis Towers Watson PLC (Insurance)		8,080	2,111,870
			34,742,336
Health Care – 11.5%
Abbott Laboratories (Health Care Equip. & Supplies)		50,600	4,591,444
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,946	2,359,309
Cardinal Health, Inc. (Health Care Providers & Svs.)		13,050	3,100,158
Cencora, Inc. (Health Care Providers & Svs.)		12,452	3,523,667
Centene Corp. (Health Care Providers & Svs.)	(a)	9,587	615,390
Cigna Group / The (Health Care Providers & Svs.)		8,842	2,437,563
CVS Health Corp. (Health Care Providers & Svs.)		1,009	104,381
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	22,229	2,010,835
Elevance Health, Inc. (Health Care Providers & Svs.)		11,112	4,297,344
Eli Lilly & Co. (Pharmaceuticals)		2,978	3,571,903
Gilead Sciences, Inc. (Biotechnology)		34,704	4,384,503
HCA Healthcare, Inc. (Health Care Providers & Svs.)		10,701	4,172,213
Incyte Corp. (Biotechnology)	(a)	23,590	2,674,162
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,271	505,451
Johnson & Johnson (Pharmaceuticals)		10,953	2,781,733
McKesson Corp. (Health Care Providers & Svs.)		6,570	4,964,292
Medtronic PLC (Health Care Equip. & Supplies)		25,939	2,029,208
Merck & Co., Inc. (Pharmaceuticals)		9,093	1,168,451
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,596	2,033,872

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,419	$1,508,343
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		10,670	4,434,772
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		4,754	706,872
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,340	2,155,808
			60,131,674
Industrials – 6.1%
3M Co. (Industrial Conglomerates)		10,455	1,692,769
EMCOR Group, Inc. (Construction & Engineering)		2,825	2,344,411
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,530	738,299
FedEx Corp. (Air Freight & Logistics)		15,106	4,730,142
GE Vernova, Inc. (Electrical Equip.)		1,873	2,200,513
General Dynamics Corp. (Aerospace & Defense)		3,839	1,359,927
Howmet Aerospace, Inc. (Aerospace & Defense)		6,312	1,697,044
L3Harris Technologies, Inc. (Aerospace & Defense)		8,586	2,495,006
Lockheed Martin Corp. (Aerospace & Defense)		10,138	5,164,906
Northrop Grumman Corp. (Aerospace & Defense)		7,707	3,925,252
Republic Services, Inc. (Commercial Svs. & Supplies)		5,775	1,230,537
Rollins, Inc. (Commercial Svs. & Supplies)		29,806	1,244,102
RTX Corp. (Aerospace & Defense)		3,174	602,203
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,911	850,433
Vertiv Holdings Co. Class A (Electrical Equip.)		3,213	1,075,777
Waste Management, Inc. (Commercial Svs. & Supplies)		2,267	505,269
			31,856,590
Information Technology – 32.9%
Accenture PLC Class A (IT Svs.)		2,478	308,362
Adobe, Inc. (Software)	(a)	13,866	2,842,807
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,727	4,488,692
Akamai Technologies, Inc. (IT Svs.)	(a)	10,866	1,284,470
Apple, Inc. (Tech. Hardware, Storage & Periph.)		110,634	32,013,054
Applied Materials, Inc. (Semiconductors & Equip.)		2,328	1,683,144
Autodesk, Inc. (Software)	(a)	10,759	2,091,765
Broadcom, Inc. (Semiconductors & Equip.)		32,997	12,464,617
Ciena Corp. (Communications Equip.)	(a)	1,179	578,370
Cisco Systems, Inc. (Communications Equip.)		45,405	5,333,271
Corning, Inc. (Electronic Equip., Instr. & Comp.)		10,233	2,613,815
Datadog, Inc. Class A (Software)	(a)	3,008	783,163
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		1,145	494,022
F5, Inc. (Communications Equip.)	(a)	1,884	783,669
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,698	636,620
Fortinet, Inc. (Software)	(a)	15,168	2,330,108
GoDaddy, Inc. Class A (IT Svs.)	(a)	10,733	911,017
Intel Corp. (Semiconductors & Equip.)	(a)	20,038	2,797,906
International Business Machines Corp. (IT Svs.)		9,683	2,722,956
Intuit, Inc. (Software)		8,556	2,233,116
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,181	2,513,853
Micron Technology, Inc. (Semiconductors & Equip.)		5,108	5,896,113
Microsoft Corp. (Software)		53,629	20,004,690
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		897	1,239,977
Motorola Solutions, Inc. (Communications Equip.)		9,425	3,914,108
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,414	837,871
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NVIDIA Corp. (Semiconductors & Equip.)		187,354	$37,487,662
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3,120	294,965
Oracle Corp. (Software)		17,541	2,570,634
Palantir Technologies, Inc. Class A (Software)	(a)	40,884	4,769,936
Qnity Electronics, Inc. (Semiconductors & Equip.)		13,067	2,133,972
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	825	1,875,827
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		2,847	2,747,355
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,526	1,017,689
Texas Instruments, Inc. (Semiconductors & Equip.)		4,621	1,377,382
VeriSign, Inc. (IT Svs.)		12,029	3,026,015
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2,428	1,550,812
			172,653,805
Materials – 1.1%
CF Industries Holdings, Inc. (Chemicals)		25,862	2,799,820
Corteva, Inc. (Chemicals)		13,457	1,139,673
Newmont Corp. (Metals & Mining)		19,991	1,867,160
			5,806,653
Real Estate – 3.0%
American Tower Corp. (Specialized REITs)		14,564	2,382,233
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	17,346	2,336,333
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		31,208	739,942
Iron Mountain, Inc. (Specialized REITs)		10,052	1,269,668
Realty Income Corp. (Retail REITs)		14,153	876,920
Ventas, Inc. (Health Care REITs)		34,184	3,035,539
VICI Properties, Inc. (Specialized REITs)		88,232	2,342,559
Welltower, Inc. (Health Care REITs)		12,479	2,832,359
			15,815,553
Utilities – 6.7%
AES Corp. / The (Ind. Power & Renewable Elec.)		56,594	829,668
Ameren Corp. (Multi-Utilities)		1,364	154,187
American Electric Power Co., Inc. (Electric Utilities)		29,824	4,080,221
American Water Works Co., Inc. (Water Utilities)		5,889	774,875
Atmos Energy Corp. (Gas Utilities)		17,963	3,094,486
CenterPoint Energy, Inc. (Multi-Utilities)		31,742	1,397,918
Consolidated Edison, Inc. (Multi-Utilities)		53,439	5,911,957
Duke Energy Corp. (Electric Utilities)		43,138	5,460,408
Edison International (Electric Utilities)		18,389	1,369,061
Evergy, Inc. (Electric Utilities)		1,115	96,369
Exelon Corp. (Electric Utilities)		56,337	2,626,431
FirstEnergy Corp. (Electric Utilities)		46,863	2,227,867
PG&E Corp. (Electric Utilities)		149,167	2,508,989
Southern Co. / The (Electric Utilities)		47,449	4,541,344
Vistra Corp. (Ind. Power & Renewable Elec.)		231	36,643
WEC Energy Group, Inc. (Multi-Utilities)		2,516	293,793
			35,404,217
Total Common Stocks (Cost $469,601,320)			$518,170,632

Rights–0.0%		Quantity	Value
Health Care – 0.0%
Hologic, Inc. CVR (Acquired April 08, 2026, Cost $205) (Health Care Equip. & Supplies)	(a)(b)	20,491	$205
Total Rights (Cost $205)			$205
Total Investments – 98.7% (Cost $469,601,525)	(c)		$518,170,837
Other Assets in Excess of Liabilities – 1.3%			6,963,218
Net Assets – 100.0%			$525,134,055

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Abbreviations:
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At June 30, 2026, the value of restricted securities in the Portfolio totaled $205, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks–100.5%		Shares	Value
Communication Services – 6.9%
Alphabet, Inc. Class C (Interactive Media & Svs.)		11,417	$4,033,969
AT&T, Inc. (Diversified Telecom. Svs.)		54,720	1,132,704
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		4,014	2,261,046
Walt Disney Co. / The (Entertainment)		12,309	1,184,741
Warner Music Group Corp. Class A (Entertainment)		9,656	261,388
			8,873,848
Consumer Discretionary – 8.8%
Amazon.com, Inc. (Broadline Retail)	(a)	11,353	2,705,874
BorgWarner, Inc. (Automobile Components)		7,795	517,588
D.R. Horton, Inc. (Household Durables)		5,509	897,306
Dick's Sporting Goods, Inc. (Specialty Retail)		8,023	1,819,697
Lowe's Cos., Inc. (Specialty Retail)		10,127	2,232,902
Ross Stores, Inc. (Specialty Retail)		5,665	1,205,795
Ulta Beauty, Inc. (Specialty Retail)	(a)	539	243,078
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		11,247	1,797,946
			11,420,186
Consumer Staples – 8.4%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		899	714,516
Constellation Brands, Inc. Class A (Beverages)		5,987	832,732
Philip Morris International, Inc. (Tobacco)		23,033	4,166,900
Target Corp. (Consumer Staples Distribution & Retail)		12,100	1,580,381
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	11,523	1,178,227
Walmart, Inc. (Consumer Staples Distribution & Retail)		20,610	2,334,288
			10,807,044
Energy – 7.0%
APA Corp. (Oil, Gas & Consumable Fuels)		23,107	752,595
Cactus, Inc. Class A (Energy Equip. & Svs.)		17,370	889,865
Chevron Corp. (Oil, Gas & Consumable Fuels)		13,910	2,305,722
ConocoPhillips (Oil, Gas & Consumable Fuels)		13,423	1,395,455
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,157	2,096,048
Phillips 66 (Oil, Gas & Consumable Fuels)		3,530	596,746
SLB Ltd. (Energy Equip. & Svs.)		22,972	1,067,968
			9,104,399
Financials – 16.9%
Axis Capital Holdings Ltd. (Insurance)		11,791	1,266,825
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,689	5,348,669
Citigroup, Inc. (Banks)		14,147	1,980,014
East West Bancorp, Inc. (Banks)		9,598	1,239,006
Jack Henry & Associates, Inc. (Financial Services)		5,635	776,165
JPMorgan Chase & Co. (Banks)		14,413	4,717,807
Mastercard, Inc. Class A (Financial Services)		3,935	2,021,016
Progressive Corp. / The (Insurance)		8,640	1,887,408
Raymond James Financial, Inc. (Capital Markets)		8,184	1,244,214
Wells Fargo & Co. (Banks)		16,949	1,400,665
			21,881,789
Health Care – 14.0%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		14,941	1,984,613
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	4,696	792,027
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	8,680	1,968,537
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,746	1,460,528
Johnson & Johnson (Pharmaceuticals)		18,033	4,579,841
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		7,730	1,638,374
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,015	$632,893
ResMed, Inc. (Health Care Equip. & Supplies)		2,235	435,557
United Therapeutics Corp. (Biotechnology)	(a)	2,082	1,128,090
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,334	3,463,860
			18,084,320
Industrials – 18.6%
Allegion PLC (Building Products)		7,062	992,140
Allison Transmission Holdings, Inc. (Machinery)		10,584	1,193,240
CSX Corp. (Ground Transportation)		9,402	446,877
Curtiss-Wright Corp. (Aerospace & Defense)		1,109	840,356
Generac Holdings, Inc. (Electrical Equip.)	(a)	3,192	934,650
ITT, Inc. (Machinery)		7,982	1,578,520
J.B. Hunt Transport Services, Inc. (Ground Transportation)		3,950	1,143,249
Landstar System, Inc. (Ground Transportation)		5,537	1,145,107
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		10,290	1,223,995
nVent Electric PLC (Electrical Equip.)		3,894	660,461
Owens Corning (Building Products)		11,592	1,842,664
PACCAR, Inc. (Machinery)		17,241	2,070,989
Paycom Software, Inc. (Professional Svs.)		5,610	705,065
RTX Corp. (Aerospace & Defense)		26,304	4,990,658
Union Pacific Corp. (Ground Transportation)		3,202	870,944
Veralto Corp. (Commercial Svs. & Supplies)		19,923	1,766,772
Westinghouse Air Brake Technologies Corp. (Machinery)		5,756	1,551,818
			23,957,505
Information Technology – 15.7%
Cisco Systems, Inc. (Communications Equip.)		33,513	3,936,437
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	5,600	907,592
Intel Corp. (Semiconductors & Equip.)	(a)	14,726	2,056,192
Micron Technology, Inc. (Semiconductors & Equip.)		1,332	1,537,514
Microsoft Corp. (Software)		4,301	1,604,359
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		9,562	1,479,815
NVIDIA Corp. (Semiconductors & Equip.)		4,128	825,972
QUALCOMM, Inc. (Semiconductors & Equip.)		7,408	1,368,924
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		6,432	3,071,730
Texas Instruments, Inc. (Semiconductors & Equip.)		7,898	2,354,157
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	4,216	1,109,904
			20,252,596
Materials – 1.9%
Freeport-McMoRan, Inc. (Metals & Mining)		20,214	1,271,258
Steel Dynamics, Inc. (Metals & Mining)		5,395	1,237,937
			2,509,195
Real Estate – 1.3%
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	2,738	848,643
Public Storage (Specialized REITs)		2,706	861,347
			1,709,990
Utilities – 1.0%
American Electric Power Co., Inc. (Electric Utilities)		9,011	1,232,795
Total Common Stocks (Cost $102,016,346)			$129,833,667
Total Investments – 100.5% (Cost $102,016,346)	(b)		$129,833,667
Liabilities in Excess of Other Assets – (0.5)%			(677,754)
Net Assets – 100.0%			$129,155,913

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio (Continued)
Schedule of Investments
June 30, 2026 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Exchange Traded Funds–99.0%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$23,564,800
iShares AAA CLO Active ETF		27,000	1,401,570
iShares Core MSCI EAFE ETF		217,905	21,045,265
iShares Core MSCI Emerging Markets ETF		105,402	8,731,502
iShares Core S&P 500 ETF		170,347	127,571,165
iShares Core S&P Mid-Cap ETF		205,000	15,807,550
iShares Core S&P Total U.S. Stock Market ETF		34,000	5,585,180
iShares Core U.S. Aggregate Bond ETF		1,771,452	175,338,319
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,193,005
iShares MSCI EAFE ETF		69,613	7,231,398
iShares Russell 1000 ETF		23,153	9,481,154
State Street SPDR Portfolio S&P 500 Value ETF		220,000	13,373,800
Vanguard S&P 500 ETF		38,000	26,098,780
Vanguard Total Stock Market ETF		55,000	20,352,200
Total Exchange Traded Funds (Cost $383,608,697)			$482,775,688
Total Investments – 99.0% (Cost $383,608,697)	(a)		$482,775,688
Other Assets in Excess of Liabilities – 1.0%	(b)		4,928,781
Net Assets – 100.0%			$487,704,469

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,423,773 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	18	September 18, 2026	$2,847,640	$2,830,770	$(16,870)	$9,720
MSCI Emerging Markets Index - Long	168	September 18, 2026	15,050,653	14,761,320	(289,333)	210,840
CBT 10-Year U.S. Treasury Note - Long	137	September 21, 2026	14,934,318	15,055,016	120,698	(40,672)
Total Futures Contracts			$32,832,611	$32,647,106	$(185,505)	$179,888
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Exchange Traded Funds–99.5%		Shares	Value
Invesco QQQ Trust Series 1 ETF		45,301	$33,359,656
iShares Core MSCI EAFE ETF		243,908	23,556,635
iShares Core MSCI Emerging Markets ETF		176,946	14,658,207
iShares Core S&P 500 ETF		453,054	339,287,610
iShares Core S&P Total U.S. Stock Market ETF		428,000	70,307,560
iShares Core U.S. Aggregate Bond ETF		3,108,134	307,643,103
iShares MSCI EAFE ETF		17,640	1,832,443
iShares Russell 1000 ETF		46,454	19,022,913
State Street SPDR Portfolio S&P 500 Value ETF		257,000	15,623,030
Vanguard S&P 500 ETF		323,605	222,255,150
Vanguard S&P 500 Value ETF		7,000	1,534,470
Vanguard Total Bond Market ETF		1,100,000	80,751,000
Vanguard Total Stock Market ETF		193,923	71,759,267
Total Exchange Traded Funds (Cost $1,074,338,423)			$1,201,591,044
Total Investments – 99.5% (Cost $1,074,338,423)	(a)		$1,201,591,044
Other Assets in Excess of Liabilities – 0.5%	(b)		5,974,522
Net Assets – 100.0%			$1,207,565,566

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $2,096,434 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	53	September 18, 2026	$19,872,996	$20,002,863	$129,867	$127,200
MSCI EAFE Index - Long	32	September 18, 2026	5,062,471	5,032,480	(29,991)	17,280
MSCI Emerging Markets Index - Long	73	September 18, 2026	6,539,867	6,414,145	(125,722)	91,615
Total Futures Contracts			$31,475,334	$31,449,488	$(25,846)	$236,095
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Exchange Traded Funds–98.3%		Shares	Value
Invesco QQQ Trust Series 1 ETF		49,950	$36,783,180
iShares Core MSCI EAFE ETF		280,293	27,070,698
iShares Core MSCI Emerging Markets ETF		80,068	6,632,833
iShares Core S&P 500 ETF		199,196	149,175,893
iShares Core S&P Mid-Cap ETF		250,000	19,277,500
iShares Core S&P Total U.S. Stock Market ETF		69,000	11,334,630
iShares Core U.S. Aggregate Bond ETF		744,962	73,736,339
iShares MSCI EAFE ETF		92,446	9,603,290
iShares Russell 1000 ETF		31,834	13,036,023
State Street SPDR Portfolio S&P 500 Value ETF		235,000	14,285,650
Vanguard S&P 500 ETF		25,634	17,605,688
Vanguard S&P 500 Value ETF		7,000	1,534,470
Vanguard Total Stock Market ETF		75,000	27,753,000
Total Exchange Traded Funds (Cost $276,792,726)			$407,829,194
Total Investments – 98.3% (Cost $276,792,726)	(a)		$407,829,194
Other Assets in Excess of Liabilities – 1.7%	(b)		6,995,724
Net Assets – 100.0%			$414,824,918

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,956,050 of cash pledged as collateral for the futures contracts outstanding at June 30, 2026. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	September 18, 2026	$26,622,315	$26,796,288	$173,973	$170,399
Total Futures Contracts			$26,622,315	$26,796,288	$173,973	$170,399
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2026 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	33,180	$1,560,112
DFA International Core Equity Portfolio Institutional	214,485	4,707,947
PIMCO Low Duration Institutional	2,025,751	18,697,683
PIMCO Total Return Institutional	3,028,774	26,501,772
Vanguard International Growth Fund Admiral Class	12,869	1,552,721
Total Open-End Mutual Funds		$53,020,235
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $52,118,733)		$53,020,235
Total Investments in Affiliates – 66.0% (Cost $98,243,940) (see schedule below)		102,479,579
Liabilities in Excess of Other Assets – (0.1)%		(98,849)
Net Assets – 100.0%		$155,400,965

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at June 30, 2026	Value at June 30, 2026
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,654,491	$171,642	$457,099	$138,982	$44,705	$4,635	$76,089	40,351	$1,552,721
AVIP AB Relative Value Portfolio	(a)	1,654,491	139,333	355,683	87,006	27,574	15,395	77,343	117,364	1,552,721
AVIP AB Small Cap Portfolio	(a)	1,654,491	128,317	565,025	190,188	144,750	464	25,036	85,408	1,552,721
AVIP BlackRock Advantage International Equity Portfolio	(a)	6,617,964	1,638,180	1,487,114	547,035	(1,105,181)	160,700	1,031,278	342,009	6,210,884
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,308,982	489,443	692,269	253,552	(254,266)	15,813	349,729	79,464	3,105,442
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	4,963,473	527,215	1,260,466	366,852	61,089	56,861	381,740	209,733	4,658,163
AVIP Bond Portfolio	(a)	16,544,911	1,132,031	1,758,856	(203,712)	(187,165)	601,261	—	916,060	15,527,209
AVIP Core Plus Bond Portfolio	(a)	24,817,366	1,769,390	2,625,729	(267,555)	(402,659)	899,191	—	2,616,945	23,290,813
AVIP High Income Bond Portfolio	(a)	9,926,947	828,424	1,143,985	(43,368)	(251,693)	527,338	—	493,711	9,316,325
AVIP Nasdaq-100® Index Portfolio	(a)	1,654,491	374,254	523,354	114,851	(67,521)	4,309	245,017	87,428	1,552,721
AVIP S&P 500® Index Portfolio	(a)	23,162,875	3,710,894	4,567,362	966,705	(1,535,020)	191,497	2,529,467	497,667	21,738,092
AVIP S&P MidCap 400® Index Portfolio	(a)	13,235,929	1,657,250	3,595,273	565,354	558,507	131,931	806,767	544,814	12,421,767
Total Open-End Mutual Funds					$2,715,890	$(2,966,880)	$2,609,395	$5,522,466		$102,479,579

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2026 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	286,301	$13,461,894
DFA International Core Equity Portfolio Institutional	1,542,331	33,854,167
PIMCO Low Duration Institutional	5,827,566	53,788,431
PIMCO Total Return Institutional	9,225,570	80,723,733
Vanguard International Growth Fund Admiral Class	111,056	13,400,052
Total Open-End Mutual Funds		$195,228,277
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $179,641,785)		$195,228,277
Total Investments in Affiliates – 70.9% (Cost $431,634,428) (see schedule below)		475,701,844
Liabilities in Excess of Other Assets – 0.0%		(266,306)
Net Assets – 100.0%		$670,663,815

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at June 30, 2026	Value at June 30, 2026
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$6,783,395	$451,461	$1,297,336	$398,577	$363,929	$20,134	$330,497	174,117	$6,700,026
AVIP AB Relative Value Portfolio	(a)	27,133,582	1,697,516	3,898,696	744,505	1,123,197	266,685	1,339,829	2,025,707	26,800,104
AVIP AB Small Cap Portfolio	(a)	6,783,395	267,226	1,761,790	585,628	825,567	2,033	109,637	368,538	6,700,026
AVIP BlackRock Advantage International Equity Portfolio	(a)	47,483,768	10,413,885	6,690,470	2,872,431	(7,179,432)	1,202,654	7,717,906	2,582,609	46,900,182
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	13,566,791	1,790,801	1,932,848	122,391	(147,083)	67,569	1,494,399	342,888	13,400,052
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,783,395	1,504,471	1,198,793	338,692	(727,739)	—	936,154	770,118	6,700,026
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	27,133,582	2,537,835	5,207,945	(19,089)	2,355,721	328,767	2,207,216	1,206,668	26,800,104
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,566,791	810,313	3,628,147	1,290,889	1,360,206	—	144,608	410,667	13,400,052
AVIP Bond Portfolio	(a)	47,483,768	3,616,938	2,994,130	(357,955)	(848,439)	1,828,236	—	2,766,972	46,900,182
AVIP Core Plus Bond Portfolio	(a)	67,833,954	5,661,270	4,537,695	(398,304)	(1,558,965)	2,603,929	—	7,528,119	67,000,260
AVIP High Income Bond Portfolio	(a)	27,133,582	2,357,799	1,813,023	109,543	(987,797)	1,526,452	—	1,420,249	26,800,104
AVIP Nasdaq-100® Index Portfolio	(a)	6,783,395	1,341,962	1,631,082	522,901	(317,150)	18,129	1,030,741	377,254	6,700,026
AVIP S&P 500® Index Portfolio	(a)	108,534,327	15,618,227	14,099,829	1,451,227	(4,303,537)	928,925	12,270,117	2,454,222	107,200,415
AVIP S&P MidCap 400® Index Portfolio	(a)	74,617,350	6,624,280	13,839,307	890,885	5,407,077	786,005	4,806,476	3,232,469	73,700,285
Total Open-End Mutual Funds					$8,552,321	$(4,634,445)	$9,579,518	$32,387,580		$475,701,844

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2026 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	592,039	$27,837,689
DFA International Core Equity Portfolio Institutional	4,465,162	98,010,294
PIMCO Low Duration Institutional	4,519,030	41,710,652
PIMCO Total Return Institutional	11,128,519	97,374,543
Vanguard International Growth Fund Admiral Class	229,654	27,710,009
Total Open-End Mutual Funds		$292,643,187
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $246,686,600)		$292,643,187
Total Investments in Affiliates – 78.9% (Cost $967,044,619) (see schedule below)		1,094,545,359
Liabilities in Excess of Other Assets – 0.0%		(495,905)
Net Assets – 100.0%		$1,386,692,641

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at June 30, 2026	Value at June 30, 2026
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$13,738,620	$798,866	$2,234,069	$539,033	$1,012,555	$41,558	$682,160	360,057	$13,855,005
AVIP AB Relative Value Portfolio	(a)	68,693,098	4,427,535	8,558,353	1,621,365	3,091,378	688,229	3,457,671	5,236,208	69,275,023
AVIP AB Small Cap Portfolio	(a)	27,477,239	944,340	6,484,966	2,168,713	3,604,683	8,385	452,058	1,524,203	27,710,009
AVIP BlackRock Advantage International Equity Portfolio	(a)	109,908,957	24,330,057	13,053,667	4,325,643	(14,670,954)	2,840,308	18,227,381	6,103,526	110,840,036
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	54,954,479	7,238,871	6,610,246	1,397,610	(1,560,696)	279,529	6,182,239	1,418,117	55,420,018
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,477,239	6,275,863	4,415,966	1,253,270	(2,880,397)	—	3,878,416	3,185,059	27,710,009
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	82,431,718	7,866,649	14,258,485	(122,571)	7,212,716	1,018,598	6,838,483	3,742,910	83,130,027
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,215,859	1,948,324	9,737,402	3,510,224	4,628,009	—	447,444	1,273,828	41,565,014
AVIP Bond Portfolio	(a)	68,693,098	7,250,277	4,881,226	(561,195)	(1,225,931)	2,694,180	—	4,087,022	69,275,023
AVIP Core Plus Bond Portfolio	(a)	96,170,338	10,997,930	7,347,867	(668,024)	(2,167,345)	3,759,349	—	10,897,195	96,985,032
AVIP High Income Bond Portfolio	(a)	27,477,239	3,268,812	2,121,595	33,673	(948,120)	1,574,237	—	1,468,469	27,710,009
AVIP Nasdaq-100® Index Portfolio	(a)	27,477,239	5,505,685	6,083,881	1,791,465	(980,499)	74,989	4,263,632	1,560,248	27,710,009
AVIP S&P 500® Index Portfolio	(a)	261,033,774	37,209,086	27,676,092	9,480,018	(16,801,700)	2,285,202	30,185,096	6,026,673	263,245,086
AVIP S&P MidCap 400® Index Portfolio	(a)	178,602,056	14,500,561	28,069,449	5,348,340	9,733,551	1,917,681	11,726,762	7,899,783	180,115,059
Total Open-End Mutual Funds					$30,117,564	$(11,952,750)	$17,182,245	$86,341,342		$1,094,545,359

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2026 (Unaudited)

Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	229,850	$10,807,559
DFA International Core Equity Portfolio Institutional	1,485,860	32,614,637
PIMCO Low Duration Institutional	389,853	3,598,339
PIMCO Total Return Institutional	822,898	7,200,361
Vanguard International Growth Fund Admiral Class	59,435	7,171,398
Total Open-End Mutual Funds		$61,392,294
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $46,082,840)		$61,392,294
Total Investments in Affiliates – 82.9% (Cost $257,493,520) (see schedule below)		297,613,017
Liabilities in Excess of Other Assets – 0.0%		(165,099)
Net Assets – 100.0%		$358,840,212

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2026 (Unaudited)
Affiliate		Value at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at June 30, 2026	Value at June 30, 2026
Open-End Mutual Funds – 82.9%
AVIP AB Mid Cap Core Portfolio	(a)	$3,398,157	$195,387	$396,537	$(108,638)	$497,330	$10,802	$177,303	93,183	$3,585,699
AVIP AB Relative Value Portfolio	(a)	20,388,940	1,742,453	2,007,643	446,073	944,371	214,796	1,079,140	1,626,167	21,514,194
AVIP AB Small Cap Portfolio	(a)	10,194,470	359,541	1,996,063	681,363	1,517,786	3,257	175,621	591,700	10,757,097
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,379,724	9,067,977	3,159,011	1,029,237	(4,875,238)	1,020,101	6,546,396	2,171,954	39,442,689
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,388,940	3,158,337	1,914,726	(203,655)	85,298	109,312	2,417,618	550,517	21,514,194
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,796,313	1,694,430	887,697	220,462	(652,110)	—	1,011,820	824,299	7,171,398
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,787,097	2,382,693	3,113,707	(19,356)	2,063,166	308,894	2,073,799	1,130,117	25,099,893
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,592,627	637,540	2,642,592	842,932	1,912,289	—	154,501	439,559	14,342,796
AVIP Bond Portfolio	(a)	6,796,313	1,033,232	470,805	24,429	(211,771)	279,250	—	423,091	7,171,398
AVIP Core Plus Bond Portfolio	(a)	10,194,470	1,631,737	751,610	389	(317,889)	417,617	—	1,208,663	10,757,097
AVIP High Income Bond Portfolio	(a)	3,398,157	570,026	261,763	8,562	(129,283)	204,034	—	190,021	3,585,699
AVIP Nasdaq-100® Index Portfolio	(a)	10,194,470	2,316,637	2,033,598	580,044	(300,456)	29,421	1,672,760	605,692	10,757,097
AVIP S&P 500® Index Portfolio	(a)	64,564,977	10,604,634	5,003,305	1,784,929	(3,822,954)	594,298	7,850,050	1,559,713	68,128,281
AVIP S&P MidCap 400® Index Portfolio	(a)	50,972,350	4,430,996	5,907,671	2,080,767	2,209,043	575,535	3,519,436	2,359,013	53,785,485
Total Open-End Mutual Funds					$7,367,538	$(1,080,418)	$3,767,317	$26,678,444		$297,613,017

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2026.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$254,341,073	$350,088,513	$346,445,035	$246,813,822	$316,363,162
Cash	3,701,368	5,989,274	6,633,866	—	254,788
Cash subject to usage restrictions	929,390	468,861	271,667	—	—
Foreign currencies, at value**	—	—	523,548	641,289	—
Receivable for securities sold	—	—	7,869,395	460,971	4,710,447
Receivable for fund shares sold	1,491,828	71,259	1,483,219	101,659	23,330
Receivable for variation margin on futures contracts	—	57,984	23,290	—	—
Dividends and accrued interest receivable	3,435,761	1,304,647	317,926	64,817	133,434
Foreign tax reclaim receivable	3,216	1,072	1,794,109	811	—
Receivable from Investment Advisor	1,788	1,788	1,788	—	—
Prepaid expenses and other assets	3,060	4,300	4,151	56,999	2,623
Total assets	263,907,484	357,987,698	365,367,994	248,140,368	321,487,784
Liabilities:
Cash overdraft	—	—	—	435,880	—
Payable for securities purchased	—	—	7,539,567	28,455	3,996,415
Payable for fund shares redeemed	50,867	739,280	378,346	261,372	2,579,285
Payable for investment advisory services	115,320	148,918	206,555	132,815	184,291
Payable for variation margin on futures contracts	171,842	—	—	—	—
Accrued custody expense	5,330	11,776	174,586	8,972	23,713
Accrued professional fees	10,133	10,378	10,376	10,186	10,275
Accrued accounting fees	23,674	34,362	16,339	16,268	19,920
Accrued administration fees	21,981	20,383	27,373	20,046	20,736
Other liabilities	4,824	9,253	5,578	5,215	3,138
Withholding tax payable	—	—	16,528	5,433	222
Total liabilities	403,971	974,350	8,375,248	924,642	6,837,995
Net assets	$263,503,513	$357,013,348	$356,992,746	$247,215,726	$314,649,789
Net assets consist of:
Paid in capital	278,788,983	252,734,812	284,835,858	196,531,743	241,073,826
Total distributable earnings	(15,285,470)	104,278,536	72,156,888	50,683,983	73,575,963
Net assets	$263,503,513	$357,013,348	$356,992,746	$247,215,726	$314,649,789
*Investments in securities of unaffiliated issuers, at cost	$262,622,877	$266,232,528	$305,885,465	$196,583,438	$266,604,292
**Foreign currencies, at cost	$—	$—	$529,028	$642,434	$—
Class I Authorized Fund shares allocated to Portfolio	25,000,000	15,000,000	35,000,000	19,000,000	27,000,000
Shares outstanding, par value, $1 per share	15,544,097	9,710,958	19,656,226	14,151,160	17,309,610
Net Asset Value	$263,503,409	$357,013,232	$356,992,632	$247,215,726	$314,649,789
Net asset value per share	$16.95	$36.76	$18.16	$17.47	$18.18
Class II Authorized Fund shares allocated to Portfolio	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Shares outstanding, par value, $1 per share	6	3	7	—	—
Net Asset Value	$104	$116	$114	$—	$—
Net asset value per share	$16.09	$33.47	$16.36	$—	$—
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP High Income Bond Portfolio	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$107,321,072	$1,191,214,308	$193,831,009	$112,920,092	$284,247,943	$332,075,810
Cash	631,112	6,504,444	267,162	2,093,510	1,839,488	4,534,771
Cash subject to usage restrictions	—	—	27,550	—	11,040	325,591
Foreign currencies, at value**	—	—	181	—	—	—
Receivable for securities sold	424,525	—	—	—	—	—
Receivable for fund shares sold	19,392	1,628,351	12,481	632,479	83,186	97,187
Receivable for variation margin on futures contracts	—	53,240	2,400	—	44,620	31,200
Dividends and accrued interest receivable	75,274	539,490	115,006	1,710,981	34,574	102,928
Foreign tax reclaim receivable	—	—	132,498	—	—	—
Receivable from Investment Advisor	1,788	1,788	1,788	1,788	1,788	1,788
Prepaid expenses and other assets	1,098	14,127	2,246	1,418	3,124	3,860
Total assets	108,474,261	1,199,955,748	194,392,321	117,360,268	286,265,763	337,173,135
Liabilities:
Payable for securities purchased	311,105	—	—	—	—	—
Payable for fund shares redeemed	1,424,751	2,537,345	728,806	12,469	1,578,042	3,357,982
Payable for investment advisory services	62,198	331,102	106,732	70,162	84,723	175,616
Accrued custody expense	22,725	36,083	7,104	4,772	10,385	8,940
Accrued professional fees	9,966	11,728	10,108	9,986	10,234	10,331
Accrued accounting fees	13,001	66,665	13,957	20,305	16,312	18,959
Accrued administration fees	21,705	21,568	21,553	20,887	20,871	21,112
Other liabilities	3,446	7,493	2,928	4,843	4,047	6,514
Withholding tax payable	116	709	—	—	483	—
Total liabilities	1,869,013	3,012,693	891,188	143,424	1,725,097	3,599,454
Net assets	$106,605,248	$1,196,943,055	$193,501,133	$117,216,844	$284,540,666	$333,573,681
Net assets consist of:
Paid in capital	84,418,324	501,221,143	131,733,598	134,131,599	123,744,711	197,554,983
Total distributable earnings	22,186,924	695,721,912	61,767,535	(16,914,755)	160,795,955	136,018,698
Net assets	$106,605,248	$1,196,943,055	$193,501,133	$117,216,844	$284,540,666	$333,573,681
*Investments in securities of unaffiliated issuers, at cost	$94,978,088	$555,760,666	$168,478,322	$113,473,337	$142,137,213	$219,621,399
**Foreign currencies, at cost	$—	$—	$178	$—	$—	$—
Class I Authorized Fund shares allocated to Portfolio	5,000,000	50,000,000	14,000,000	10,000,000	21,000,000	12,000,000
Shares outstanding, par value, $1 per share	2,770,390	27,399,437	8,710,445	6,210,349	16,019,319	8,535,232
Net Asset Value	$106,605,128	$1,196,942,936	$193,501,014	$117,216,739	$284,540,534	$333,573,560
Net asset value per share	$38.48	$43.68	$22.21	$18.87	$17.76	$39.08
Class II Authorized Fund shares allocated to Portfolio	10,000,000	30,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Shares outstanding, par value, $1 per share	3	3	6	6	8	3
Net Asset Value	$120	$119	$119	$105	$132	$121
Net asset value per share	$35.67	$40.17	$20.56	$18.07	$16.45	$36.50
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$137,574,634	$546,412,286	$453,069,761	$1,478,356,279	$484,654,114	$518,170,837	$129,833,667
Cash	1,834,953	3,497,316	7,561,025	3,919,996	1,647,691	5,841,529	131,404
Cash subject to usage restrictions	143,429	—	548,284	3,597,448	1,608,674	—	—
Receivable for securities sold	—	—	—	1,003,371	5,699,209	1,314,748	—
Receivable for fund shares sold	6,779	26,789	833,486	273,370	4,331,124	1,301,302	3,247
Receivable for variation margin on futures contracts	7,687	13,496	131,810	—	—	—	—
Dividends and accrued interest receivable	28,936	448,984	42,054	4,781,389	5,212,424	394,385	74,514
Foreign tax reclaim receivable	—	—	—	—	1,071	—	39,701
Receivable from Investment Advisor	—	1,788	1,788	1,788	1,788	1,788	—
Prepaid expenses and other assets	1,535	6,356	5,379	16,886	6,226	6,759	1,477
Total assets	139,597,953	550,407,015	462,193,587	1,491,950,527	503,162,321	527,031,348	130,084,010
Liabilities:
Payable for securities purchased	—	2,922,056	—	—	—	1,416,439	—
Payable for fund shares redeemed	2,588,048	5,798,190	490,279	752,596	205,524	155,617	814,981
Payable for investment advisory services	87,130	154,629	248,810	964,605	210,556	247,967	68,417
Payable for variation margin on futures contracts	—	—	—	147,525	203,813	—	—
Accrued custody expense	20,163	30,987	8,695	20,057	12,726	6,949	3,083
Accrued professional fees	10,013	10,668	10,535	13,972	12,345	10,678	10,005
Accrued accounting fees	14,839	35,665	24,417	80,707	58,920	29,827	8,043
Accrued administration fees	20,481	21,597	20,714	25,424	25,397	20,405	20,818
Other liabilities	4,071	5,720	6,436	13,468	7,935	9,411	1,315
Withholding tax payable	—	—	559	—	7,058	—	1,435
Total liabilities	2,744,745	8,979,512	810,445	2,018,354	744,274	1,897,293	928,097
Net assets	$136,853,208	$541,427,503	$461,383,142	$1,489,932,173	$502,418,047	$525,134,055	$129,155,913
Net assets consist of:
Paid in capital	94,538,265	384,789,405	316,740,686	1,304,285,380	588,152,561	445,418,796	92,546,448
Total distributable earnings	42,314,943	156,638,098	144,642,456	185,646,793	(85,734,514)	79,715,259	36,609,465
Net assets	$136,853,208	$541,427,503	$461,383,142	$1,489,932,173	$502,418,047	$525,134,055	$129,155,913
*Investments in securities of unaffiliated issuers, at cost	$121,272,367	$426,698,565	$341,971,240	$1,322,958,782	$506,049,951	$469,601,525	$102,016,346
Class I Authorized Fund shares allocated to Portfolio	8,000,000	37,000,000	62,000,000	170,000,000	95,000,000	65,000,000	16,000,000
Shares outstanding, par value, $1 per share	4,193,367	23,750,615	53,013,838	102,151,325	56,453,261	50,355,547	9,760,084
Net Asset Value	$136,853,208	$541,427,385	$461,383,019	$1,489,932,061	$502,417,944	$525,133,947	$129,155,913
Net asset value per share	$32.63	$22.80	$8.70	$14.59	$8.90	$10.43	$13.23
Class II Authorized Fund shares allocated to Portfolio	10,000,000	10,000,000	10,000,000	20,000,000	10,000,000	10,000,000	10,000,000
Shares outstanding, par value, $1 per share	—	5	15	8	12	11	—
Net Asset Value	$—	$118	$123	$112	$103	$108	$—
Net asset value per share	$—	$21.56	$8.22	$14.13	$8.82	$10.29	$—
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$482,775,688	$1,201,591,044	$407,829,194	$53,020,235	$195,228,277	$292,643,187	$61,392,294
Investments in affiliates, at value**	—	—	—	102,479,579	475,701,844	1,094,545,359	297,613,017
Cash	3,518,992	4,549,223	4,546,967	—	—	—	—
Cash subject to usage restrictions	1,423,773	2,096,434	1,956,050	—	—	—	—
Receivable for securities sold	—	999,356	999,369	511,577	2,207,633	5,361,292	3,183,391
Receivable for fund shares sold	262,373	38,005	1,752	533	14,470	4,605	32
Receivable for variation margin on futures contracts	179,888	236,095	170,399	—	—	—	—
Dividends and accrued interest receivable	26,032	36,852	40,633	227,555	926,296	1,685,365	434,415
Prepaid expenses and other assets	6,020	11,396	4,927	1,268	5,463	11,126	2,723
Total assets	488,192,766	1,209,558,405	415,549,291	156,240,747	674,083,983	1,394,250,934	362,625,872
Liabilities:
Payable for securities purchased	—	—	—	718,595	2,991,678	6,808,441	1,067,331
Payable for fund shares redeemed	211,343	1,380,448	483,333	21,096	156,799	242,906	2,550,514
Payable for investment advisory services	220,311	547,598	187,742	50,663	219,490	452,854	117,884
Accrued custody expense	5,361	13,898	4,455	6,358	6,517	6,442	6,467
Accrued professional fees	9,196	10,377	9,072	8,651	9,490	10,647	8,969
Accrued accounting fees	9,659	9,649	9,659	9,599	9,619	9,619	9,619
Accrued administration fees	24,127	24,348	24,091	22,729	22,728	22,728	22,728
Other liabilities	8,300	6,521	6,021	2,091	3,847	4,656	2,148
Total liabilities	488,297	1,992,839	724,373	839,782	3,420,168	7,558,293	3,785,660
Net assets	$487,704,469	$1,207,565,566	$414,824,918	$155,400,965	$670,663,815	$1,386,692,641	$358,840,212
Net assets consist of:
Paid in capital	384,750,121	1,009,398,617	264,298,870	144,013,201	575,946,655	1,110,418,479	275,202,803
Total distributable earnings	102,954,348	198,166,949	150,526,048	11,387,764	94,717,160	276,274,162	83,637,409
Net assets	$487,704,469	$1,207,565,566	$414,824,918	$155,400,965	$670,663,815	$1,386,692,641	$358,840,212
*Investments in securities of unaffiliated issuers, at cost	$383,608,697	$1,074,338,423	$276,792,726	$52,118,733	$179,641,785	$246,686,600	$46,082,840
**Investments in affiliates, at cost	$—	$—	$—	$98,243,940	$431,634,428	$967,044,619	$257,493,520
Class I Authorized Fund shares allocated to Portfolio	83,000,000	140,000,000	50,000,000	26,000,000	107,000,000	200,000,000	48,000,000
Shares outstanding, par value, $1 per share	44,461,395	85,998,990	29,622,703	13,313,374	55,381,885	105,785,813	25,531,396
Net Asset Value	$487,704,469	$1,207,565,566	$414,824,918	$155,400,965	$670,663,815	$1,386,692,641	$358,840,212
Net asset value per share	$10.97	$14.04	$14.00	$11.67	$12.11	$13.11	$14.05
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2026 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP High Income Bond Portfolio
Investment income:
Interest	$6,883,644	$2,530,765	$119,713	$29,019	$37,196	$15,144	$160,011	$41,250	$3,768,302
Dividends from unaffiliated issuers, net of taxes withheld*	1	1,556,550	5,923,595	659,374	1,277,569	612,192	7,003,059	1,715,499	10,951
Total investment income	6,883,645	4,087,315	6,043,308	688,393	1,314,765	627,336	7,163,070	1,756,749	3,779,253
Expenses:
Advisory fees	698,554	899,328	1,242,359	787,227	1,062,053	370,012	1,978,327	634,716	426,644
Custodian fees	8,054	14,328	218,216	10,939	28,844	28,355	40,293	8,850	7,395
Directors' fees	9,589	13,236	13,021	8,858	10,817	3,854	43,804	7,101	4,312
Professional fees	13,283	14,255	14,246	13,169	13,666	11,913	21,921	12,725	12,030
Accounting fees	28,326	40,987	36,115	20,633	25,058	15,671	79,725	16,541	21,468
Administration fees	20,354	21,773	23,207	16,822	21,943	17,374	21,922	14,393	16,773
Printing and filing fees	13,664	19,347	12,549	11,889	16,287	12,077	17,619	9,620	12,960
Compliance expense	9,717	9,717	9,718	9,718	9,717	9,718	9,717	9,717	9,717
Other	4,848	6,351	6,060	3,199	2,450	1,377	20,356	3,240	1,706
Total expenses	806,389	1,039,322	1,575,491	882,454	1,190,835	470,351	2,233,684	716,903	513,005
Less expenses reduced or reimbursed by advisor	(1,788)	(1,788)	(1,788)	—	—	(1,788)	(1,788)	(1,788)	(1,788)
Net expenses	804,601	1,037,534	1,573,703	882,454	1,190,835	468,563	2,231,896	715,115	511,217
Net investment income (loss)	6,079,044	3,049,781	4,469,605	(194,061)	123,930	158,773	4,931,174	1,041,634	3,268,036
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(1,152,046)	17,510,486	30,816,740	1,487,770	27,951,945	11,489,570	64,818,754	35,404,871	195,804
Futures contracts	(808,448)	199,686	649,732	—	—	—	527,141	122,117	—
Foreign currency related transactions	—	—	(12,945)	1,856	—	—	—	—	1,249
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	(1,244,617)	8,484,495	(1,774,630)	19,121,129	38,053,325	5,444,690	43,102,257	(2,049,580)	(579,312)
Futures contracts	592,498	63,130	(59,010)	—	—	—	(6,314)	2,195	—
Foreign currency related transactions	—	—	(60,669)	(3,761)	—	—	—	(3,783)	(158)
Net realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions	(2,612,613)	26,257,797	29,559,218	20,606,994	66,005,270	16,934,260	108,441,838	33,475,820	(382,417)
Change in net assets from operations	$3,466,431	$29,307,578	$34,028,823	$20,412,933	$66,129,200	$17,093,033	$113,373,012	$34,517,454	$2,885,619
*Taxes withheld	$—	$224	$649,763	$18,844	$1,076	$989	$1,461	$126	$—
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2026 (Unaudited)

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Investment income:
Interest	$36,070	$79,605	$33,138	$70,670	$110,695	$10,777,061	$11,100,120	$77,810	$47,070
Dividends from unaffiliated issuers, net of taxes withheld*	869,108	1,943,830	391,201	3,619,909	1,330,446	8,327,853	(7,059)	4,010,772	987,167
Total investment income	905,178	2,023,435	424,339	3,690,579	1,441,141	19,104,914	11,093,061	4,088,582	1,034,237
Expenses:
Advisory fees	484,402	1,038,777	508,976	923,594	1,477,534	5,862,070	1,284,383	1,539,175	409,122
Custodian fees	11,607	11,016	23,886	36,142	10,059	37,586	17,930	8,307	2,625
Directors' fees	9,770	12,134	4,968	19,742	16,720	55,423	18,454	20,045	4,767
Professional fees	13,439	13,994	12,182	15,899	15,151	26,568	17,330	15,958	12,141
Accounting fees	19,221	22,605	17,778	41,935	28,938	99,035	68,939	35,432	9,744
Administration fees	13,701	13,807	12,058	15,463	13,519	45,900	28,472	13,947	12,559
Printing and filing fees	11,507	12,923	10,587	13,982	15,028	27,182	17,711	18,635	8,346
Compliance expense	9,718	9,718	9,717	9,718	9,718	9,717	9,718	9,718	9,717
Other	4,521	5,508	2,210	9,237	7,769	28,098	9,762	9,925	2,072
Total expenses	577,886	1,140,482	602,362	1,085,712	1,594,436	6,191,579	1,472,699	1,671,142	471,093
Less expenses reduced or reimbursed by advisor	(1,788)	(1,788)	—	(1,788)	(1,788)	(1,788)	(1,788)	(1,788)	—
Net expenses	576,098	1,138,694	602,362	1,083,924	1,592,648	6,189,791	1,470,911	1,669,354	471,093
Net investment income (loss)	329,080	884,741	(178,023)	2,606,655	(151,507)	12,915,123	9,622,150	2,419,228	563,144
Realized/unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	19,775,327	22,848,858	26,813,610	41,003,835	33,827,707	17,003,722	(1,553,988)	30,981,563	8,837,814
Futures contracts	95,597	254,809	374,448	641,191	815,623	(1,664,608)	(1,166,396)	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	29,385,352	13,556,048	427,346	40,559,875	1,574,254	69,625,433	(3,059,359)	(15,967,189)	7,137,745
Futures contracts	75,473	(35,753)	65,887	74,861	9,071	2,238,845	726,142	—	—
Net realized/unrealized gain (loss) on investments and futures contracts	49,331,749	36,623,962	27,681,291	82,279,762	36,226,655	87,203,392	(5,053,601)	15,014,374	15,975,559
Change in net assets from operations	$49,660,829	$37,508,703	$27,503,268	$84,886,417	$36,075,148	$100,118,515	$4,568,549	$17,433,602	$16,538,703
*Taxes withheld	$3,960	$245	$501	$2,693	$751	$—	$7,058	$—	$2,842
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2026 (Unaudited)

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Investment income:
Interest	$76,165	$91,496	$84,855	$—	$2	$3	$—
Dividend income from unaffiliated issuers	5,360,998	11,372,599	3,382,498	1,071,150	3,413,715	4,372,562	687,503
Dividends from affiliates	—	—	—	2,609,395	9,579,519	17,182,246	3,767,317
Total investment income	5,437,163	11,464,095	3,467,353	3,680,545	12,993,236	21,554,811	4,454,820
Expenses:
Advisory fees	1,338,992	3,318,569	1,128,973	315,537	1,331,249	2,728,177	692,770
Custodian fees	5,418	23,826	6,211	7,438	7,594	7,665	7,713
Directors' fees	18,131	44,699	15,330	5,914	24,783	50,926	12,902
Professional fees	14,095	20,805	13,394	11,005	15,768	22,338	12,809
Accounting fees	11,587	11,573	11,591	11,519	11,543	11,543	11,543
Administration fees	19,563	24,562	19,091	14,412	16,014	18,181	14,970
Printing and filing fees	17,644	21,301	14,660	9,251	12,115	13,979	9,532
Compliance expense	9,718	9,718	9,717	9,717	9,717	9,718	9,718
Other	8,586	12,088	8,984	1,025	4,236	8,477	2,050
Total expenses	1,443,734	3,487,141	1,227,951	385,818	1,433,019	2,871,004	774,007
Net investment income	3,993,429	7,976,954	2,239,402	3,294,727	11,560,217	18,683,807	3,680,813
Realized/unrealized gain on investments, futures contracts, and capital gain distributions received from underlying mutual funds:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	3,243,442	60,350,158	16,770,687	(17,402)	998,911	7,527,933	1,814,235
Investments in affiliates	—	—	—	2,715,890	8,552,321	30,117,564	7,367,538
Futures contracts	3,043,057	3,229,623	1,960,802	—	—	—	—
Capital gain distributions received from underlying affiliated mutual funds	—	—	—	5,522,466	32,387,579	86,341,342	26,678,444
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	22,677,400	12,795,423	16,633,875	315,651	4,169,162	7,037,418	3,567,985
Investments in affiliates	—	—	—	(2,966,880)	(4,634,445)	(11,952,750)	(1,080,418)
Futures contracts	(346,014)	(164,554)	144,139	—	—	—	—
Net realized/unrealized gain on investments, futures contracts, and capital gain distributions received from underlying mutual funds	28,617,885	76,210,650	35,509,503	5,569,725	41,473,528	119,071,507	38,347,784
Change in net assets from operations	$32,611,314	$84,187,604	$37,748,905	$8,864,452	$53,033,745	$137,755,314	$42,028,597
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Bond Portfolio		AVIP BlackRock Balanced Allocation Portfolio		AVIP BlackRock Advantage International Equity Portfolio		AVIP Fidelity Institutional AM® Equity Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$6,079,044	$10,178,751	$3,049,781	$5,933,632	$4,469,605	$6,817,973	$(194,061)	$(178,192)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(1,960,494)	(5,617,298)	17,710,172	27,884,848	31,453,527	58,334,877	1,489,626	16,667,179
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(652,119)	13,393,443	8,547,625	23,388,633	(1,894,309)	34,605,783	19,117,368	5,651,455
Change in net assets from operations	3,466,431	17,954,896	29,307,578	57,207,113	34,028,823	99,758,633	20,412,933	22,140,442
Distributions:
Distributions to shareholders – Class I	(10,190,080)	(8,660,818)	(33,417,846)	(56,577,549)	(67,860,708)	(9,873,262)	(16,719,843)	(22,568,861)
Distributions:
Distributions to shareholders – Class II	(4)	—	(12)	—	(23)	—	—	—
Total distributions	(10,190,084)	(8,660,818)	(33,417,858)	(56,577,549)	(67,860,731)	(9,873,262)	(16,719,843)	(22,568,861)
Capital transactions[1]:
Received from shares sold	17,139,731	54,660,758	5,408,755	19,598,543	14,894,985	19,317,431	4,878,965	130,719,496
Received from dividends reinvested	10,190,084	8,660,818	33,417,858	56,577,549	67,860,731	9,873,262	16,719,843	22,568,861
Paid for shares redeemed	(24,184,532)	(53,388,017)	(45,664,390)	(100,003,233)	(41,930,360)	(112,452,842)	(24,343,016)	(32,613,947)
Change in net assets from capital transactions	3,145,283	9,933,559	(6,837,777)	(23,827,141)	40,825,356	(83,262,149)	(2,744,208)	120,674,410
Change in net assets	(3,578,370)	19,227,637	(10,948,057)	(23,197,577)	6,993,448	6,623,222	948,882	120,245,991
Net assets:
Beginning of period	267,081,883	247,854,246	367,961,405	391,158,982	349,999,298	343,376,076	246,266,844	126,020,853
End of period	$263,503,513	$267,081,883	$357,013,348	$367,961,405	$356,992,746	$349,999,298	$247,215,726	$246,266,844

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP AB Small Cap Portfolio		AVIP AB Mid Cap Core Portfolio		AVIP S&P 500® Index Portfolio		AVIP BlackRock Advantage Large Cap Value Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income	$123,930	$181,516	$158,773	$317,330	$4,931,174	$10,720,068	$1,041,634	$2,391,655
Net realized gain on investments, futures contracts, and foreign currency related transactions	27,951,945	11,503,781	11,489,570	4,680,883	65,345,895	137,793,132	35,526,988	15,773,529
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	38,053,325	2,038,128	5,444,690	659,782	43,095,943	41,729,987	(2,051,168)	14,196,606
Change in net assets from operations	66,129,200	13,723,425	17,093,033	5,657,995	113,373,012	190,243,187	34,517,454	32,361,790
Distributions:
Distributions to shareholders – Class I	(5,091,785)	(73,314)	(5,528,307)	(2,040,405)	(148,437,006)	(158,289,285)	(18,288,369)	(26,358,660)
Distributions:
Distributions to shareholders – Class II	—	—	(6)	—	(16)	—	(13)	—
Total distributions	(5,091,785)	(73,314)	(5,528,313)	(2,040,405)	(148,437,022)	(158,289,285)	(18,288,382)	(26,358,660)
Capital transactions[1]:
Received from shares sold	4,920,856	186,340,593	1,193,510	34,177,387	34,035,853	59,605,512	2,194,395	5,634,848
Received from dividends reinvested	5,091,785	73,314	5,528,313	2,040,405	148,437,022	158,289,285	18,288,382	26,358,660
Paid for shares redeemed	(38,704,969)	(31,291,114)	(13,715,020)	(14,382,882)	(135,408,822)	(269,689,564)	(31,700,063)	(42,124,517)
Change in net assets from capital transactions	(28,692,328)	155,122,793	(6,993,197)	21,834,910	47,064,053	(51,794,767)	(11,217,286)	(10,131,009)
Change in net assets	32,345,087	168,772,904	4,571,523	25,452,500	12,000,043	(19,840,865)	5,011,786	(4,127,879)
Net assets:
Beginning of period	282,304,702	113,531,798	102,033,725	76,581,225	1,184,943,012	1,204,783,877	188,489,347	192,617,226
End of period	$314,649,789	$282,304,702	$106,605,248	$102,033,725	$1,196,943,055	$1,184,943,012	$193,501,133	$188,489,347

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP High Income Bond Portfolio		AVIP Nasdaq-100® Index Portfolio		AVIP BlackRock Advantage Large Cap Core Portfolio		AVIP BlackRock Advantage Small Cap Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$3,268,036	$6,621,890	$329,080	$778,830	$884,741	$1,723,753	$(178,023)	$(417,962)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	197,053	(408,133)	19,870,924	44,249,705	23,103,667	38,054,163	27,188,058	1,051,593
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(579,470)	3,398,790	29,460,825	4,358,198	13,520,295	20,222,825	493,233	16,807,664
Change in net assets from operations	2,885,619	9,612,547	49,660,829	49,386,733	37,508,703	60,000,741	27,503,268	17,441,295
Distributions:
Distributions to shareholders – Class I	(6,637,571)	(6,904,427)	(45,060,411)	(47,153,504)	(39,256,111)	(52,788,987)	(1,478,469)	(4,946,731)
Distributions:
Distributions to shareholders – Class II	(6)	—	(21)	—	(15)	—	—	—
Total distributions	(6,637,577)	(6,904,427)	(45,060,432)	(47,153,504)	(39,256,126)	(52,788,987)	(1,478,469)	(4,946,731)
Capital transactions[1]:
Received from shares sold	5,470,785	8,783,612	13,124,233	18,058,908	6,326,901	12,239,276	4,088,583	13,252,069
Received from dividends reinvested	6,637,577	6,904,427	45,060,432	47,153,504	39,256,126	52,788,987	1,478,469	4,946,731
Paid for shares redeemed	(10,235,557)	(24,533,428)	(40,020,442)	(75,339,975)	(38,048,614)	(73,870,477)	(24,671,053)	(33,887,232)
Change in net assets from capital transactions	1,872,805	(8,845,389)	18,164,223	(10,127,563)	7,534,413	(8,842,214)	(19,104,001)	(15,688,432)
Change in net assets	(1,879,153)	(6,137,269)	22,764,620	(7,894,334)	5,786,990	(1,630,460)	6,920,798	(3,193,868)
Net assets:
Beginning of period	119,095,997	125,233,266	261,776,046	269,670,380	327,786,691	329,417,151	129,932,410	133,126,278
End of period	$117,216,844	$119,095,997	$284,540,666	$261,776,046	$333,573,681	$327,786,691	$136,853,208	$129,932,410

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP S&P MidCap 400® Index Portfolio		AVIP BlackRock Advantage Large Cap Growth Portfolio		AVIP Constellation Dynamic Risk Balanced Portfolio		AVIP Core Plus Bond Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$2,606,655	$6,151,217	$(151,507)	$(179,448)	$12,915,123	$25,967,557	$9,622,150	$18,824,527
Net realized gain (loss) on investments, futures contracts, and swap contracts	41,645,026	38,958,441	34,643,330	67,809,760	15,339,114	11,456,132	(2,720,384)	(9,080,177)
Change in unrealized appreciation/depreciation on investments and futures contracts	40,634,736	(8,015,343)	1,583,325	22,728,183	71,864,278	111,804,875	(2,333,217)	24,194,942
Change in net assets from operations	84,886,417	37,094,315	36,075,148	90,358,495	100,118,515	149,228,564	4,568,549	33,939,292
Distributions:
Distributions to shareholders – Class I	(40,846,860)	(60,423,643)	(66,040,115)	(133,599,753)	(39,159,816)	(247,564,432)	(19,323,965)	(20,456,299)
Distributions:
Distributions to shareholders – Class II	(9)	—	(19)	—	(3)	—	(4)	—
Total distributions	(40,846,869)	(60,423,643)	(66,040,134)	(133,599,753)	(39,159,819)	(247,564,432)	(19,323,969)	(20,456,299)
Capital transactions[1]:
Received from shares sold	8,578,374	44,641,551	15,615,448	14,564,172	10,057,121	428,777,004	31,145,988	50,245,095
Received from dividends reinvested	40,846,869	60,423,643	66,040,134	133,599,753	39,159,819	247,564,432	19,323,969	20,456,299
Paid for shares redeemed	(77,694,591)	(102,248,460)	(55,108,774)	(115,093,637)	(166,554,646)	(302,257,292)	(47,558,688)	(113,594,605)
Change in net assets from capital transactions	(28,269,348)	2,816,734	26,546,808	33,070,288	(117,337,706)	374,084,144	2,911,269	(42,893,211)
Change in net assets	15,770,200	(20,512,594)	(3,418,178)	(10,170,970)	(56,379,010)	275,748,276	(11,844,151)	(29,410,218)
Net assets:
Beginning of period	525,657,303	546,169,897	464,801,320	474,972,290	1,546,311,183	1,270,562,907	514,262,198	543,672,416
End of period	$541,427,503	$525,657,303	$461,383,142	$464,801,320	$1,489,932,173	$1,546,311,183	$502,418,047	$514,262,198

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Intech U.S. Low Volatility Portfolio		AVIP AB Relative Value Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income	$2,419,228	$4,466,777	$563,144	$1,287,562
Net realized gain on investments	30,981,563	57,921,170	8,837,814	6,178,044
Change in unrealized appreciation/depreciation on investments	(15,967,189)	5,202,760	7,137,745	4,567,497
Change in net assets from operations	17,433,602	67,590,707	16,538,703	12,033,103
Distributions:
Distributions to shareholders – Class I	(63,506,526)	(101,659,290)	(7,756,292)	(10,361,357)
Distributions:
Distributions to shareholders – Class II	(13)	—	—	—
Total distributions	(63,506,539)	(101,659,290)	(7,756,292)	(10,361,357)
Capital transactions[1]:
Received from shares sold	12,565,820	18,019,856	1,066,242	15,863,711
Received from dividends reinvested	63,506,539	101,659,290	7,756,292	10,361,357
Paid for shares redeemed	(63,207,360)	(150,691,582)	(16,361,932)	(20,669,589)
Change in net assets from capital transactions	12,864,999	(31,012,436)	(7,539,398)	5,555,479
Change in net assets	(33,207,938)	(65,081,019)	1,243,013	7,227,225
Net assets:
Beginning of period	558,341,993	623,423,012	127,912,900	120,685,675
End of period	$525,134,055	$558,341,993	$129,155,913	$127,912,900

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Constellation Managed Risk Balanced Portfolio		AVIP Constellation Managed Risk Moderate Growth Portfolio		AVIP Constellation Managed Risk Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,993,429	$11,209,318	$7,976,954	$11,726,206	$2,239,402	$5,729,254
Net realized gain on investments, futures contracts, and swap contracts	6,286,499	35,309,171	63,579,781	35,177,952	18,731,489	50,271,035
Change in unrealized appreciation on investments and futures contracts	22,331,386	16,993,632	12,630,869	29,134,140	16,778,014	6,014,589
Change in net assets from operations	32,611,314	63,512,121	84,187,604	76,038,298	37,748,905	62,014,878
Distributions:
Distributions to shareholders – Class I	(42,877,641)	(13,762,704)	(47,459,031)	(43,939,532)	(56,802,916)	(34,180,817)
Capital transactions[1]:
Received from shares sold	6,497,416	20,418,233	8,937,896	839,712,609	2,594,895	11,280,255
Received from dividends reinvested	42,877,641	13,762,703	47,459,031	43,939,532	56,802,916	34,180,817
Paid for shares redeemed	(52,958,039)	(120,767,649)	(136,795,415)	(131,523,070)	(46,148,648)	(84,194,880)
Change in net assets from capital transactions	(3,582,982)	(86,586,713)	(80,398,488)	752,129,071	13,249,163	(38,733,808)
Change in net assets	(13,849,309)	(36,837,295)	(43,669,915)	784,227,837	(5,804,848)	(10,899,747)
Net assets:
Beginning of period	501,553,778	538,391,073	1,251,235,481	467,007,644	420,629,766	431,529,513
End of period	$487,704,469	$501,553,778	$1,207,565,566	$1,251,235,481	$414,824,918	$420,629,766

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Moderately Conservative Model Portfolio		AVIP Balanced Model Portfolio		AVIP Moderate Growth Model Portfolio		AVIP Growth Model Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025	Ended June 30, 2026 (Unaudited)	December 31, 2025
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,294,727	$4,502,141	$11,560,217	$14,769,470	$18,683,807	$22,467,111	$3,680,813	$4,088,631
Net realized gain on investments and capital gain distributions received from underlying mutual funds	8,220,954	6,907,450	41,938,811	53,138,128	123,986,839	130,944,846	35,860,217	37,389,840
Change in unrealized appreciation/depreciation on investments	(2,651,229)	6,842,225	(465,283)	19,866,283	(4,915,332)	45,297,250	2,487,567	13,262,190
Change in net assets from operations	8,864,452	18,251,816	53,033,745	87,773,881	137,755,314	198,709,207	42,028,597	54,740,661
Distributions:
Distributions to shareholders – Class I	(11,768,747)	(6,584,249)	(66,768,106)	(34,469,636)	(152,033,613)	(52,212,182)	(40,597,652)	(10,916,684)
Capital transactions[1]:
Received from shares sold	3,940,480	4,279,747	3,386,812	19,333,187	3,282,888	23,470,476	2,427,873	9,065,443
Received from dividends reinvested	11,768,747	6,584,249	66,768,106	34,469,636	152,033,613	52,212,182	40,597,652	10,916,684
Paid for shares redeemed	(22,943,245)	(36,315,756)	(64,341,072)	(141,670,354)	(128,225,893)	(246,767,751)	(25,319,649)	(64,294,521)
Change in net assets from capital transactions	(7,234,018)	(25,451,760)	5,813,846	(87,867,531)	27,090,608	(171,085,093)	17,705,876	(44,312,394)
Change in net assets	(10,138,313)	(13,784,193)	(7,920,515)	(34,563,286)	12,812,309	(24,588,068)	19,136,821	(488,417)
Net assets:
Beginning of period	165,539,278	179,323,471	678,584,330	713,147,616	1,373,880,332	1,398,468,400	339,703,391	340,191,808
End of period	$155,400,965	$165,539,278	$670,663,815	$678,584,330	$1,386,692,641	$1,373,880,332	$358,840,212	$339,703,391

1	For details on capital transactions by share class see Note 4 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Bond Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$17.40	0.41	(0.18)	0.23	(0.68)	$16.95	1.34%*	0.62%**	4.66%**	0.62%**	$263.5	63%*
Year Ended December 31, 2025	$16.76	0.72	0.56	1.28	(0.64)	$17.40	7.67%	0.61%	4.12%	0.61%	$267.1	112%
Year Ended December 31, 2024	$16.95	0.59	(0.17)	0.42	(0.61)	$16.76	2.38%	0.61%	3.72%	0.61%	$247.9	21%
Year Ended December 31, 2023	$16.17	0.62	0.69	1.31	(0.53)	$16.95	8.30%	0.61%	3.64%	0.61%	$224.9	21%
Year Ended December 31, 2022	$19.88	0.58	(3.60)	(3.02)	(0.69)	$16.17	(15.19)%	0.61%	3.11%	0.61%	$221.5	21%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$16.49	(0.02)	0.31	0.29	(0.69)	$16.09	1.72%*	8.81%**	(2.69)%**	6,004.27%**	$— (a)	63%*
AVIP BlackRock Balanced Allocation Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$37.39	0.38	2.77	3.15	(3.78)	$36.76	8.57%*	0.59%**	1.72%**	0.59%**	$357.0	43%*
Year Ended December 31, 2025	$37.67	0.69	5.31	6.00	(6.28)	$37.39	16.61%	0.57%	1.59%	0.57%	$368.0	72%
Year Ended December 31, 2024	$32.57	0.67	5.65	6.32	(1.22)	$37.67	19.50%	0.57%	1.46%	0.57%	$391.2	64%
Year Ended December 31, 2023	$27.36	0.58	5.16	5.74	(0.53)	$32.57	21.13%	0.56%	1.56%	0.56%	$413.4	65%
Year Ended December 31, 2022	$42.43	0.50	(8.21)	(7.71)	(7.36)	$27.36	(18.41)%	0.55%	1.57%	0.55%	$418.7	70%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$36.71	(0.36)	0.90	0.54	(3.78)	$33.47	1.62%*	8.64%**	(7.33)%**	5,402.33%**	$— (a)	43%*
AVIP BlackRock Advantage International Equity Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$20.49	0.28	1.68	1.96	(4.29)	$18.16	9.91%*	0.90%**	2.56%**	0.90%**	$357.0	56%*
Year Ended December 31, 2025	$15.84	0.48	4.73	5.21	(0.56)	$20.49	33.04%	0.88%	1.95%	0.88%	$350.0	147%
Year Ended December 31, 2024	$15.27	0.36	0.62	0.98	(0.41)	$15.84	6.29%	0.86%	1.98%	0.86%	$343.4	153%
Year Ended December 31, 2023	$13.32	0.37	2.11	2.48	(0.53)	$15.27	18.94%	0.89%	2.09%	0.89%	$356.0	153%
Year Ended December 31, 2022	$18.44	0.42	(3.11)	(2.69)	(2.43)	$13.32	(13.47)%	0.89%	2.53%	0.89%	$354.6	134%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$19.89	0.12	0.64	0.76	(4.29)	$16.36	4.17%*	8.90%**	(5.05)%**	5,525.92%**	$— (a)	56%*

+	Unaudited
*	Not annualized
**	Annualized
(a)
The end of period net asset values for Class II for AVIP Bond Portfolio, AVIP BlackRock Balanced Allocation Portfolio, and AVIP BlackRock Advantage International Equity Portfolio are $104, $116, and $114.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$17.25	(0.01)	1.49	1.48	(1.26)	$17.47	8.84%*	0.74%**	(0.16)%**	0.74%**	$247.2	21%*
Year Ended December 31, 2025	$18.26	(— )(a)	2.73	2.73	(3.74)	$17.25	15.35%	0.77%	(0.12)%	0.77%	$246.3	52%
Year Ended December 31, 2024(b)	$15.00	(0.05)	4.57	4.52	(1.26)	$18.26	30.68%	0.79%	(0.28)%	0.79%	$126.0	57%
Year Ended December 31, 2023(b)	$11.90	(— )(a)	4.50	4.50	(1.40)	$15.00	39.39%	0.86%	(0.08)%	0.86%	$116.3	98%(c)
Year Ended December 31, 2022(b)	$364.30	0.20	(114.20)	(114.00)	(238.40)	$11.90	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
AVIP AB Small Cap Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$14.80	0.01	3.67	3.68	(0.30)	$18.18	24.88%*	0.82%**	0.09%**	0.82%**	$314.6	55%*
Year Ended December 31, 2025	$14.12	0.02	0.67	0.69	(0.01)	$14.80	4.89%	0.86%	0.13%	0.86%	$282.3	99%
Year Ended December 31, 2024	$12.46	0.04	1.68	1.72	(0.06)	$14.12	13.82%	0.88%	0.27%	0.88%	$113.5	100%
Year Ended December 31, 2023	$10.63	0.04	1.79	1.83	—	$12.46	17.22%	0.86%	0.31%	0.86%	$117.1	59%
Year Ended December 31, 2022	$42.63	0.01	(11.42)	(11.41)	(20.59)	$10.63	(28.73)%	0.85%	0.07%	0.85%	$113.7	58%
AVIP AB Mid Cap Core Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$34.49	0.07	5.99	6.06	(2.07)	$38.48	17.69%*	0.91%**	0.31%**	0.91%**	$106.6	45%*
Year Ended December 31, 2025	$33.32	0.12	2.01	2.13	(0.96)	$34.49	6.42%	0.92%	0.40%	0.92%	$102.0	78%
Year Ended December 31, 2024	$29.31	0.16	4.00	4.16	(0.15)	$33.32	14.21%	0.91%	0.40%	0.91%	$76.6	74%
Year Ended December 31, 2023	$25.16	0.17	4.11	4.28	(0.13)	$29.31	17.05%	0.90%	0.55%	0.90%	$80.4	46%
Year Ended December 31, 2022	$62.45	0.14	(14.02)	(13.88)	(23.41)	$25.16	(23.31)%	0.88%	0.53%	0.88%	$77.8	41%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$35.08	(0.33)	2.99	2.66	(2.07)	$35.67	7.70%*	8.81%**	(7.38)%**	5,341.07%**	$— (d)	45%*

+	Unaudited
*	Not annualized
**	Annualized
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.
(b)
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  Per share amounts for the periods have been adjusted to give effect to the reverse share split.

(c)
Effective July 29, 2023, the sub-adviser to the AVIP Fidelity Institutional AM® Equity Growth Portfolio changed from Janus Henderson Investors U.S. LLC to FIAM LLC.  Costs of purchases and proceeds from sales of portfolio securities associated with the change in sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2023 than for prior years.

(d)	The end of period net asset value for Class II for AVIP AB Mid Cap Core Portfolio is $120 .

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP S&P 500® Index Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$45.44	0.21	4.21	4.42	(6.18)	$43.68	9.99%*	0.38%**	0.84%**	0.38%**	$1,196.9	2%*
Year Ended December 31, 2025	$44.56	0.47	7.03	7.50	(6.62)	$45.44	17.43%	0.38%	0.91%	0.38%	$1,184.9	4%
Year Ended December 31, 2024	$38.84	0.53	8.79	9.32	(3.60)	$44.56	24.57%	0.38%	1.02%	0.38%	$1,204.8	4%
Year Ended December 31, 2023	$32.61	0.48	7.76	8.24	(2.01)	$38.84	25.72%	0.38%	1.31%	0.38%	$1,185.7	12%
Year Ended December 31, 2022	$46.20	0.47	(8.86)	(8.39)	(5.20)	$32.61	(18.42)%	0.38%	1.27%	0.38%	$1,023.6	4%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$45.84	(0.28)	0.79	0.51	(6.18)	$40.17	1.38%*	8.42%**	(7.16)%**	5,242.37%**	$— (a)	2%*
AVIP BlackRock Advantage Large Cap Value Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$20.50	0.16	3.86	4.02	(2.31)	$22.21	19.69%*	0.75%**	1.10%**	0.75%**	$193.5	48%*
Year Ended December 31, 2025	$20.06	0.29	3.22	3.51	(3.07)	$20.50	18.44%	0.75%	1.27%	0.75%	$188.5	71%
Year Ended December 31, 2024	$17.94	0.34	2.48	2.82	(0.70)	$20.06	15.76%	0.74%	1.42%	0.74%	$192.6	74%
Year Ended December 31, 2023	$16.32	0.30	1.85	2.15	(0.53)	$17.94	13.37%	0.74%	1.58%	0.74%	$200.7	91%
Year Ended December 31, 2022	$23.67	0.38	(2.64)	(2.26)	(5.09)	$16.32	(8.97)%	0.73%	1.51%	0.73%	$198.9	94%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$21.64	(0.12)	1.35	1.23	(2.31)	$20.56	5.76%*	8.71%**	(7.00)%**	5,304.50%**	$— (a)	48%*
AVIP High Income Bond Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$19.52	0.58	(0.09)	0.49	(1.14)	$18.87	2.50%*	0.88%**	5.61%**	0.88%**	$117.2	30%*
Year Ended December 31, 2025	$19.11	1.19	0.38	1.57	(1.16)	$19.52	8.31%	0.88%	5.46%	0.88%	$119.1	90%(b)
Year Ended December 31, 2024	$19.06	1.14	0.08	1.22	(1.17)	$19.11	6.45%	0.86%	5.50%	0.86%	$125.2	33%
Year Ended December 31, 2023	$17.97	1.13	1.09	2.22	(1.13)	$19.06	12.68%	0.86%	5.66%	0.86%	$125.3	15%
Year Ended December 31, 2022	$21.58	1.18	(3.65)	(2.47)	(1.14)	$17.97	(11.43)%	0.84%	5.05%	0.84%	$123.6	13%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$18.99	0.27	(0.05)	0.22	(1.14)	$18.07	1.15%*	8.99%**	(2.29)%**	5,949.25%**	$— (a)	30%*

+	Unaudited
*	Not annualized
**	Annualized
(a)	The end of period net asset values for Class II for AVIP S&P 500® Index Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and AVIP High Income Bond Portfolio are $119, $119, and $105.
(b)
Effective at the end of business December 5, 2025, the sub-advisory agreement between Constellation Investments, Inc. ("CINV") and Federated Investment Management Company was terminated and CINV assumed the day-to-day portfolio management of the Portfolio.  Costs of purchases and proceeds from sales of portfolio securities associated with the termination of the sub-advisory agreement contributed to a higher portfolio turnover rate for the year ended December 31, 2025 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Nasdaq-100® Index Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$17.67	0.03	3.38	3.41	(3.32)	$17.76	19.98%*	0.44%**	0.25%**	0.44%**	$284.5	7%*
Year Ended December 31, 2025	$17.74	0.06	3.43	3.49	(3.56)	$17.67	20.54%	0.44%	0.30%	0.44%	$261.8	7%
Year Ended December 31, 2024	$17.57	0.09	4.00	4.09	(3.92)	$17.74	25.37%	0.43%	0.41%	0.43%	$269.7	12%
Year Ended December 31, 2023	$12.46	0.10	6.53	6.63	(1.52)	$17.57	54.44%	0.43%	0.52%	0.43%	$262.7	22%
Year Ended December 31, 2022	$28.58	0.08	(8.66)	(8.58)	(7.54)	$12.46	(32.57)%	0.43%	0.46%	0.43%	$208.5	9%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$19.11	(0.13)	0.79	0.66	(3.32)	$16.45	4.09%*	8.26%**	(7.49)%**	4,791.81%**	$— (a)	7%*
AVIP BlackRock Advantage Large Cap Core Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$39.59	0.12	4.53	4.65	(5.16)	$39.08	12.01%*	0.70%**	0.55%**	0.70%**	$333.6	33%*
Year Ended December 31, 2025	$39.12	0.24	7.27	7.51	(7.04)	$39.59	20.20%	0.70%	0.54%	0.70%	$327.8	63%
Year Ended December 31, 2024	$32.02	0.31	8.03	8.34	(1.24)	$39.12	26.27%	0.70%	0.66%	0.70%	$329.4	71%
Year Ended December 31, 2023	$25.79	0.32	6.31	6.63	(0.40)	$32.02	25.84%	0.69%	0.89%	0.69%	$329.3	82%
Year Ended December 31, 2022	$44.84	0.30	(8.89)	(8.59)	(10.46)	$25.79	(19.56)%	0.69%	0.97%	0.69%	$313.8	90%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$40.96	(0.32)	1.02	0.70	(5.16)	$36.50	1.96%*	8.71%**	(7.66)%**	5,198.51%**	$— (a)	33%*
AVIP BlackRock Advantage Small Cap Growth Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$26.94	(0.05)	6.09	6.04	(0.35)	$32.63	22.43%*	0.91%**	(0.27)%**	0.91%**	$136.9	92%*
Year Ended December 31, 2025	$24.51	(0.09)	3.52	3.43	(1.00)	$26.94	14.14%	0.92%	(0.33)%	0.92%	$129.9	131%
Year Ended December 31, 2024	$22.24	(0.04)	2.33	2.29	(0.02)	$24.51	10.29%	0.87%	(0.15)%	0.87%	$133.1	49%
Year Ended December 31, 2023	$18.49	0.03	3.72	3.75	—	$22.24	20.28%	0.86%	0.12%	0.86%	$140.8	34%
Year Ended December 31, 2022	$37.99	0.01	(9.57)	(9.56)	(9.94)	$18.49	(26.12)%	0.86%	0.03%	0.86%	$135.0	49%

+	Unaudited
*	Not annualized
**	Annualized
(a)	The end of period net asset values for Class II for AVIP Nasdaq-100® Index Portfolio and AVIP BlackRock Advantage Large Cap Core Portfolio are $132 and $121.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP S&P MidCap 400® Index Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$21.06	0.14	3.43	3.57	(1.83)	$22.80	17.11%*	0.41%**	0.98%**	0.41%**	$541.4	8%*
Year Ended December 31, 2025	$22.16	0.26	1.27	1.53	(2.63)	$21.06	7.08%	0.41%	1.16%	0.41%	$525.7	20%
Year Ended December 31, 2024	$20.57	0.28	2.42	2.70	(1.11)	$22.16	13.43%	0.40%	1.17%	0.40%	$546.2	23%
Year Ended December 31, 2023	$18.71	0.18	2.63	2.81	(0.95)	$20.57	15.50%	0.41%	1.41%	0.41%	$542.5	34%
Year Ended December 31, 2022	$26.22	0.26	(3.79)	(3.53)	(3.98)	$18.71	(13.40)%	0.42%	1.30%	0.42%	$369.5	26%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$21.91	(0.20)	1.68	1.48	(1.83)	$21.56	6.91%*	8.48%**	(6.66)%**	5,431.79%**	$— (a)	8%*
AVIP BlackRock Advantage Large Cap Growth Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$9.43	(— )(b)	0.73	0.73	(1.46)	$8.70	8.17%*	0.71%**	(0.07)%**	0.71%**	$461.4	35%*
Year Ended December 31, 2025	$10.77	(— )(b)	2.18	2.18	(3.52)	$9.43	21.51%	0.71%	(0.04)%	0.71%	$464.8	65%
Year Ended December 31, 2024	$9.18	0.01	2.73	2.74	(1.15)	$10.77	31.07%	0.71%	0.04%	0.71%	$475.0	101%
Year Ended December 31, 2023	$6.57	0.02	2.65	2.67	(0.06)	$9.18	40.78%	0.71%	0.26%	0.71%	$474.7	97%
Year Ended December 31, 2022	$33.65	0.01	(9.13)	(9.12)	(17.96)	$6.57	(32.56)%	0.75%	0.49%	0.75%	$375.1	135%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$9.65	(0.07)	0.10	0.03	(1.46)	$8.22	0.74%*	8.71%**	(8.10)%**	5,058.63%**	$— (a)	35%*
AVIP Constellation Dynamic Risk Balanced Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$14.01	0.15	0.82	0.97	(0.39)	$14.59	6.97%*	0.83%**	1.73%**	0.83%**	$1,489.9	9%*
Year Ended December 31, 2025	$15.67	0.29	1.59	1.88	(3.54)	$14.01	12.44%	0.84%†	2.02%†	0.84%†	$1,546.3	53%
Year Ended December 31, 2024	$14.19	0.38	1.39	1.77	(0.29)	$15.67	12.51%	0.85%†	2.02%†	0.85%†	$1,270.6	159%
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$14.33	(0.12)	0.31	0.19	(0.39)	$14.13	1.38%*	8.94%**	(6.56)%**	5,537.26%**	$— (a)	9%*

+	Unaudited
*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)
The end of period net asset values for Class II for AVIP MidCap 400® Index Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, and AVIP Constellation Dynamic Risk Balanced Portfolio are $118, $123, and $112.

(b)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Core Plus Bond Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$9.17	0.18	(0.09)	0.09	(0.36)	$8.90	0.96%*	0.59%**	3.85%**	0.59%**	$502.4	44%*
Year Ended December 31, 2025	$8.95	0.37	0.22	0.59	(0.37)	$9.17	6.60%	0.58%	3.58%	0.58%	$514.3	40%
Year Ended December 31, 2024	$9.07	0.34	(0.18)	0.16	(0.28)	$8.95	1.71%	0.57%	3.48%	0.57%	$543.7	53%
Year Ended December 31, 2023	$8.83	0.25	0.20	0.45	(0.21)	$9.07	5.18%	0.57%	3.01%	0.57%	$585.1	32%
Year Ended December 31, 2022	$10.30	0.23	(1.54)	(1.31)	(0.16)	$8.83	(12.78)%	0.56%	2.22%	0.56%	$551.1	81%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$9.05	0.02	0.11	0.13	(0.36)	$8.82	1.41%*	8.80%**	(4.50)%**	6,054.63%**	$— (a)	44%*
AVIP Intech U.S. Low Volatility Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$11.50	0.06	0.31	0.37	(1.44)	$10.43	3.29%*	0.62%**	0.90%**	0.62%**	$525.1	47%*
Year Ended December 31, 2025	$12.44	0.12	1.35	1.47	(2.41)	$11.50	12.23%	0.62%	0.76%	0.62%	$558.3	90%
Year Ended December 31, 2024	$10.51	0.17	1.93	2.10	(0.17)	$12.44	20.04%	0.61%	1.11%	0.61%	$623.4	77%
Year Ended December 31, 2023	$9.98	0.16	0.49	0.65	(0.12)	$10.51	6.59%	0.61%	1.34%	0.61%	$668.4	55%
Year Ended December 31, 2022	$11.12	0.13	(0.95)	(0.82)	(0.32)	$9.98	(7.33)%	0.62%	1.06%	0.62%	$738.4	78%
Class II
Period from May 18, 2026 (inception) to June 30, 2026+	$11.93	(0.07)	(0.13)	(0.20)	(1.44)	$10.29	(1.60)%*	8.79%**	(7.28)%**	5,660.18%**	$— (a)	47%*
AVIP AB Relative Value Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$12.38	0.07	1.62	1.69	(0.84)	$13.23	13.68%*	0.74%**	0.88%**	0.74%**	$129.2	30%*
Year Ended December 31, 2025	$12.31	0.14	1.07	1.21	(1.14)	$12.38	10.11%	0.74%	1.06%	0.74%	$127.9	75%
Year Ended December 31, 2024	$11.09	0.18	1.23	1.41	(0.19)	$12.31	12.74%	0.73%	1.17%	0.73%	$120.7	52%
Year Ended December 31, 2023	$10.04	0.18	0.99	1.17	(0.12)	$11.09	11.71%	0.73%	1.62%	0.73%	$127.7	71%
Year Ended December 31, 2022	$10.52	0.12	(0.59)	(0.47)	(0.01)	$10.04	(4.50)%	0.74%	1.44%	0.74%	$125.7	81%

+	Unaudited
*	Not annualized
**	Annualized
(a)	The end of period net asset values for Class II for AVIP Core Plus Bond Portfolio and AVIP Intech US. Low Volatility Portfolio are $103 and $108.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Constellation Managed Risk Balanced Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$11.26	0.12	0.64	0.76	(1.05)	$10.97	6.88%*	0.59%**	1.64%**	0.59%**	$487.7	— %*
Year Ended December 31, 2025	$10.21	0.29	1.06	1.35	(0.30)	$11.26	13.29%	0.59%	2.17%	0.59%	$501.6	21%
Year Ended December 31, 2024	$9.60	0.29	0.59	0.88	(0.27)	$10.21	9.16%	0.60%	2.42%	0.60%	$538.4	5%
Year Ended December 31, 2023	$8.52	0.25	0.93	1.18	(0.10)	$9.60	13.89%	0.59%	2.43%	0.59%	$587.2	3%
Year Ended December 31, 2022	$10.23	0.10	(1.72)	(1.62)	(0.09)	$8.52	(15.84)%	0.61%	1.58%	0.61%	$611.6	48%
AVIP Constellation Managed Risk Moderate Growth Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$13.64	0.11	0.86	0.97	(0.57)	$14.04	7.17%*	0.58%**	1.32%**	0.58%**	$1,207.6	10%*
Year Ended December 31, 2025	$13.14	0.16	1.74	1.90	(1.40)	$13.64	14.75%	0.58%	1.91%	0.58%	$1,251.2	22%
Year Ended December 31, 2024	$12.30	0.31	1.10	1.41	(0.57)	$13.14	11.51%	0.60%	1.99%	0.60%	$467.0	14%
Year Ended December 31, 2023	$10.59	0.26	1.45	1.71	—	$12.30	16.15%	0.59%	2.13%	0.59%	$498.5	4%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.06	0.53	0.59	—	$10.59	5.90%*	0.61%**	2.58%**	0.61%**	$491.0	49%*
AVIP Constellation Managed Risk Growth Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$14.84	0.10	1.27	1.37	(2.21)	$14.00	9.48%*	0.60%**	1.09%**	0.60%**	$414.8	— %*
Year Ended December 31, 2025	$13.91	0.24	1.93	2.17	(1.24)	$14.84	15.92%	0.59%	1.36%	0.59%	$420.6	30%
Year Ended December 31, 2024	$12.68	0.29	1.58	1.87	(0.64)	$13.91	14.86%	0.61%	1.78%	0.61%	$431.5	7%
Year Ended December 31, 2023	$10.60	0.24	1.84	2.08	—	$12.68	19.62%	0.59%	1.93%	0.59%	$444.8	3%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.05	0.55	0.60	—	$10.60	6.00%*	0.61%**	2.45%**	0.61%**	$426.6	47%*

+	Unaudited
*	Not annualized
**	Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Moderately Conservative Model Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$11.95	0.30	0.37	0.67	(0.95)	$11.67	5.69%*	0.49%**	4.18%**	0.49%**	$155.4	10%*
Year Ended December 31, 2025	$11.16	0.37	0.89	1.26	(0.47)	$11.95	11.43%	0.48%	2.62%	0.48%	$165.5	12%
Year Ended December 31, 2024	$10.65	0.32	0.51	0.83	(0.32)	$11.16	7.77%	0.47%	2.50%	0.47%	$179.3	18%
Year Ended December 31, 2023	$10.35	0.32	0.85	1.17	(0.87)	$10.65	11.77%	0.47%	2.32%	0.47%	$196.7	8%
Year Ended December 31, 2022	$13.32	0.23	(2.24)	(2.01)	(0.96)	$10.35	(15.12)%	0.47%	1.91%	0.47%	$213.4	29%
AVIP Balanced Model Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$12.43	0.24	0.78	1.02	(1.34)	$12.11	8.28%*	0.43%**	3.47%**	0.43%**	$670.7	10%*
Year Ended December 31, 2025	$11.51	0.31	1.24	1.55	(0.63)	$12.43	13.80%	0.43%	2.15%	0.43%	$678.6	13%
Year Ended December 31, 2024	$10.71	0.28	0.75	1.03	(0.23)	$11.51	9.67%	0.44%	2.04%	0.44%	$713.1	16%
Year Ended December 31, 2023	$10.59	0.27	1.12	1.39	(1.27)	$10.71	13.95%	0.46%	1.97%	0.46%	$776.5	9%
Year Ended December 31, 2022	$14.22	0.22	(2.46)	(2.24)	(1.39)	$10.59	(15.75)%	0.44%	1.58%	0.44%	$787.9	27%
AVIP Moderate Growth Model Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$13.34	0.21	1.17	1.38	(1.61)	$13.11	10.52%*	0.42%**	2.74%**	0.42%**	$1,386.7	11%*
Year Ended December 31, 2025	$11.98	0.25	1.61	1.86	(0.50)	$13.34	15.81%	0.42%	1.63%	0.42%	$1,373.9	14%
Year Ended December 31, 2024	$10.86	0.22	1.09	1.31	(0.19)	$11.98	12.13%	0.42%	1.58%	0.42%	$1,398.5	15%
Year Ended December 31, 2023	$10.88	0.23	1.46	1.69	(1.71)	$10.86	16.67%	0.42%	1.62%	0.42%	$1,481.2	9%
Year Ended December 31, 2022	$15.26	0.18	(2.81)	(2.63)	(1.75)	$10.88	(17.17)%	0.42%	1.27%	0.42%	$1,445.2	32%
AVIP Growth Model Portfolio
Class I
Six-Month Period Ended June 30, 2026+	$14.07	0.17	1.59	1.76	(1.78)	$14.05	12.70%*	0.45%**	2.13%**	0.45%**	$358.8	10%*
Year Ended December 31, 2025	$12.35	0.19	1.97	2.16	(0.44)	$14.07	17.78%	0.45%	1.21%	0.45%	$339.7	15%
Year Ended December 31, 2024	$11.00	0.17	1.34	1.51	(0.16)	$12.35	13.75%	0.44%	1.23%	0.44%	$340.2	12%
Year Ended December 31, 2023	$11.18	0.22	1.72	1.94	(2.12)	$11.00	18.73%	0.44%	1.34%	0.44%	$343.1	8%
Year Ended December 31, 2022	$16.47	0.15	(3.18)	(3.03)	(2.26)	$11.18	(18.29)%	0.44%	1.01%	0.44%	$330.9	28%

+	Unaudited
*	Not annualized
**	Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)
(1)Organization
AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”).
The AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio are collectively referred to as the "AVIP Constellation Managed Risk Portfolios". The AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio are collectively referred to as the "AVIP Model Portfolios". Each of the AVIP Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, is a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow each of those Portfolios to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.
Details regarding Portfolio-specific objectives, policies, and investment strategies are provided in the Portfolios' Prospectuses and Statements of Additional Information.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio and AVIP S&P 500® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStar Life Insurance Company ("ALIC") and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.  In a meeting on August 28, 2025, the Board designated two share classes for certain Portfolios.  The Board authorized shares to be allocated to specific Portfolios of the Fund as follows:
Class I:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	25,000,000	AVIP BlackRock Advantage Large Cap Growth	62,000,000
AVIP BlackRock Balanced Allocation	15,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Core Plus Bond	95,000,000
AVIP Fidelity Institutional AM® Equity Growth	19,000,000	AVIP Intech U.S. Low Volatility	65,000,000
AVIP AB Small Cap	27,000,000	AVIP AB Relative Value	16,000,000
AVIP AB Mid Cap Core	5,000,000	AVIP Constellation Managed Risk Balanced	83,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	140,000,000
AVIP BlackRock Advantage Large Cap Value	14,000,000	AVIP Constellation Managed Risk Growth	50,000,000
AVIP High Income Bond	10,000,000	AVIP Moderately Conservative Model	26,000,000
AVIP Nasdaq-100® Index	21,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	12,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	8,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	37,000,000
Class II:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	10,000,000	AVIP Nasdaq-100® Index	10,000,000
AVIP BlackRock Balanced Allocation	10,000,000	AVIP BlackRock Advantage Large Cap Core	10,000,000
AVIP BlackRock Advantage International Equity	10,000,000	AVIP BlackRock Advantage Small Cap Growth	10,000,000
AVIP Fidelity Institutional AM® Equity Growth	10,000,000	AVIP S&P MidCap 400® Index	10,000,000

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP AB Small Cap	10,000,000	AVIP BlackRock Advantage Large Cap Growth	10,000,000
AVIP AB Mid Cap Core	10,000,000	AVIP Constellation Dynamic Risk Balanced	20,000,000
AVIP S&P 500® Index	30,000,000	AVIP Core Plus Bond	10,000,000
AVIP BlackRock Advantage Large Cap Value	10,000,000	AVIP Intech U.S. Low Volatility	10,000,000
AVIP High Income Bond	10,000,000	AVIP AB Relative Value	10,000,000
Class II shares of each Portfolio, except AVIP Fidelity Institutional AM® Equity Growth Portfolio, AVIP AB Small Cap Portfolio, AVIP BlackRock Advantage Small Cap Growth Portfolio, and AVIP AB Relative Value Portfolio, commenced operations on May 18, 2026 in connection with AuguStar’s launch of a new Variable Annuity Product. Class II shares of AVIP Fidelity Institutional AM® Equity Growth Portfolio, AVIP AB Small Cap Portfolio, AVIP BlackRock Advantage Small Cap Growth Portfolio, and AVIP AB Relative Value Portfolio are authorized; however, no shares were issued or outstanding as of  June 30, 2026, as Class II shares of those Portfolios were not offered in connection with the Variable Annuity Product launch. Thus, for those four Portfolios, all financial statements and corresponding notes to the financial statements are reflective of Class I shares only.
Each class of shares have the same relative rights and privileges. Class I and Class II Shares are sold at net asset value without a sales charge and are subject to minimum purchase requirements as set forth in the Fund’s Prospectus. Class I shares are not subject to 12b-1 distribution fees. Class II Shares are subject to 12b-1 distribution fees in accordance with the Fund’s 12b-1 Distribution and Shareholder Services Plan. Refer to Note 3 in the Notes to Financial Statements for further details over each Portfolio's 12b-1 distribution fee rate.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the AVIP Fidelity Institutional AM® Equity Growth Portfolio received one share for every ten Portfolio shares previously held.  The effect of the reverse share split decreased the number of the Portfolio’s outstanding shares along with a corresponding increase in the Portfolio's net asset value (“NAV”) per share.  The reverse share split did not alter the net assets nor the shareholder rights of the Portfolio.  For periods prior to this reverse share split, the selected per share data included in the Financial Highlights and the capital share transactions in Note 4 of the Financial Statements have been retroactively adjusted to give effect to this Portfolio's reverse share split.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation and Fair Value Measurement
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If an underlying equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Swap contracts are valued on the basis of evaluations as of 4:00 pm Eastern Time that are provided by an approved independent pricing source.  Evaluations are based on methodologies that consider market observable inputs such as interest rates, payment frequencies, and maturities.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the Options Price Reporting Authority ("OPRA"). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of June 30, 2026:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$207,090,843	$—
	Asset-Backed Securities***	—	37,313,724	—
	Preferred Securities***	—	6,450,614	—
	U.S. Treasury Obligations	—	3,485,892	—
		$—	$254,341,073	$—
	Long Futures Contracts	$509,702	$—	$—
AVIP BlackRock Balanced Allocation	Common Stocks***	$263,914,995	$—	$—
	Corporate Bonds***	—	79,864,361	—
	Preferred Securities***	—	3,380,137	—
	Asset-Backed Securities***	—	2,929,020	—
		$263,914,995	$86,173,518	$—
	Long Futures Contracts	$122,915	$—	$—
	Short Futures Contracts	$(50,604)	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$346,424,104	$—
	Rights***	20,931	—	—
		$20,931	$346,424,104	$—
	Long Futures Contracts	$(42,715)	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$237,602,936	$9,182,248	$—
	Rights***	—	28,638	—
		$237,602,936	$9,210,886	$—
AVIP AB Small Cap	Common Stocks***	$315,018,139	$—	$—
	Exchange Traded Funds	1,345,023	—	—
		$316,363,162	$—	$—
AVIP AB Mid Cap Core	Common Stocks***	$106,936,044	$—	$—
	Exchange Traded Funds	385,017	—	—
	Rights***	—	11	—
		$107,321,061	$11	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP S&P 500® Index	Common Stocks***	$1,190,726,444	$—	$—
	U.S. Treasury Obligations	—	487,864	—
		$1,190,726,444	$487,864	$—
	Long Futures Contracts	$(68,950)	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$193,831,009	$—	$—
	Long Futures Contracts	$5,359	$—	$—
AVIP High Income Bond	Corporate Bonds***	$—	$104,040,648	$—
	Preferred Securities***	—	8,864,430	—
	Common Stocks***	—	—	15,014
		$—	$112,905,078	$15,014
AVIP Nasdaq-100® Index	Common Stocks***	$284,140,414	$—	$—
	U.S. Treasury Obligations	—	107,529	—
		$284,140,414	$107,529	$—
	Long Futures Contracts	$53,141	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$332,075,810	$—	$—
	Long Futures Contracts	$(29,166)	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$137,563,026	$—	$—
	Rights***	—	11,608	—
		$137,563,026	$11,608	$—
	Long Futures Contracts	$30,167	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$546,186,276	$—	$—
	U.S. Treasury Obligations	—	226,010	—
		$546,186,276	$226,010	$—
	Long Futures Contracts	$20,765	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$453,069,761	$—	$—
	Long Futures Contracts	$21,786	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$1,092,135,871	$—	$—
	Asset-Backed Securities***	—	163,718,135	—
	Corporate Bonds***	—	118,259,455	—
	U.S. Treasury Obligations	—	90,452,872	—
	Preferred Securities***	—	13,785,502	—
	Rights***	—	4,444	—
		$1,092,135,871	$386,220,408	$—
	Long Futures Contracts	$1,468,683	$—	$—
	Short Futures Contracts	$(217,076)	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Core Plus Bond	Corporate Bonds***	$—	$188,057,700	$—
	Asset-Backed / Mortgage-Backed Securities***	—	100,795,382	—
	U.S. Government Agency Mortgage-Backed Securities	—	96,689,838	—
	U.S. Treasury Obligations	—	87,733,434	—
	Preferred Securities***	—	9,981,210	—
	Sovereign Debt Issues	—	1,393,331	—
	Common Stocks***	—	—	3,219
		$—	$484,650,895	$3,219
	Long Futures Contracts	$898,966	$—	$—
	Short Futures Contracts	$(165,103)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$518,170,632	$—	$—
	Rights***	—	205	—
		$518,170,632	$205	$—
AVIP AB Relative Value	Common Stocks***	$129,833,667	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$482,775,688	$—	$—
	Long Futures Contracts	$(185,505)	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$1,201,591,044	$—	$—
	Long Futures Contracts	$(25,846)	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$407,829,194	$—	$—
	Long Futures Contracts	$173,973	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$155,499,814	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$670,930,121	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,387,188,546	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$359,005,311	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Level 3 investments held during and at the six-month period ended June 30, 2026 , in relation to net assets of the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio, were not significant (0.0% and 0.0% of total net assets, respectively) and accordingly, a reconciliation of level 3 assets for the six-month period ended June 30, 2026 is not presented. The valuation technique used to value the Level 3 securities in the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio at June 30, 2026 was fair valuation pursuant to procedures approved by the Board.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
The Fund may not fully isolate the portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Investment income and realized gains and losses on investments are allocated pro rata to each share class based upon their relative net asset value of that class, in relation to the aggregate net asset value of the Fund, on the date the income is earned or realized and unrealized gains and losses are incurred.
Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on predetermined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These amortization/accretion adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method. Expenses attributable to one or more share classes will be borne by such class or classes. Class-specific expenses include those relating to a particular class such as transfer agency fees, Blue Sky notifications and other filing fees, SEC registration fees, accounting fees, auditor fees, legal fees, expenses incurred in connection with shareholder meetings as a result of issues relating to a particular class, and any other fees incurred with respect to a particular class of shares. Class-specific expenses do not include advisory or custodial fees or other expenses related to management of the Fund’s assets. Fundwide expenses, as well as income, realized gains and losses, and unrealized appreciation and depreciation, will be allocated daily to the respective share classes in accordance with the relative net assets method described in Rule 18f-3(c)(1)(i). Expenses not allocable to a particular class of the Fund shall be allocated to each class based upon the relative net asset value of that class in relation to the aggregate net asset value of the Fund.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values. The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate. Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Operating Segments
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
has discrete financial information available.  The Fund’s Principal Executive Officer and Principal Financial Officer act together as each Portfolio’s CODM, which has determined that each Portfolio has operated as a single segment since inception.  The CODM monitors the operating results of each Portfolio, as a whole, and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Portfolio’s portfolio management team.  The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions, and redemptions) are used by the CODM to assess each Portfolio’s performance versus each Portfolio’s respective benchmark and to make resource allocation decisions for each Portfolio’s single segment, which is consistent with that presented within the Portfolios’ financial statements.  Segment assets are reflected on the Portfolios’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Related Party and Other Transactions
The Fund has an Investment Advisory Agreement with CINV, an affiliate of ALIC.  Under the terms of this agreement, CINV provides portfolio management and investment advice to the Fund and administers its operations, subject to the supervision of the Board. This agreement is renewed annually upon the approval by the Board.  As compensation for its services, CINV receives advisory fees from the Fund calculated on the basis of each Portfolio's average daily net assets and the following current schedule of Board-approved annualized fee breakpoints.

AVIP Bond
0.60% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Balanced Allocation
0.58% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Advantage International Equity
0.72% of first $200 million
0.70% of next $800 million
0.66% over $1 billion
AVIP Fidelity Institutional AM® Equity Growth
0.68% of first $100 million
0.65% over $100 million
AVIP AB Small Cap
0.73% of first $400 million
0.675% of next $200 million
0.63% over $600 million
AVIP AB Mid Cap Core
0.715% of first $100 million
0.71% of next $200 million
0.69% of next $200 million
0.66% over $500 million
AVIP S&P 500® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Value
0.67% of first $500 million
0.65% over $500 million
AVIP High Income Bond
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million
AVIP Nasdaq-100® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Core
0.64% of first $500 million
0.62% over $500 million
AVIP BlackRock Advantage Small Cap Growth
0.78% of first $100 million
0.75% of next $400 million
0.70% over $500 million
AVIP S&P MidCap 400® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Growth
0.66% of first $500 million
0.64% over $500 million
AVIP Constellation Dynamic Risk Balanced
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
AVIP Core Plus Bond
0.56% of first $100 million
0.54% of next $150 million
0.50% of next $150 million
0.45% of next $350 million
0.43% over $750 million
AVIP Intech U.S. Low Volatility
0.575% of first $500 million
0.555% over $500 million
AVIP AB Relative Value
0.65% of first $100 million
0.61% of next $200 million
0.59% over $300 million
Each of the AVIP Constellation Managed Risk Portfolios
0.55% of first $1.5 billion
0.53% over $1.5 billion
Each of the AVIP Model Portfolios
0.40% of all net assets
Under the Investment Advisory Agreement, the Fund authorizes CINV to retain sub-advisers for all Portfolios of the Fund, subject to the approval of the Board. CINV has entered into sub-advisory agreements to manage the investment of certain Portfolios’ assets, as detailed below, subject to the supervision of CINV.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

AllianceBernstein, L.P. ("AB")
AVIP AB Small Cap
AVIP AB Mid Cap Core
AVIP AB Relative Value
BlackRock Investment Management, LLC ("BlackRock")
AVIP BlackRock Balanced Allocation
AVIP BlackRock Advantage International Equity
BlackRock (continued)
AVIP BlackRock Advantage Large Cap Value
AVIP BlackRock Advantage Large Cap Core
AVIP BlackRock Advantage Small Cap Growth
AVIP BlackRock Advantage Large Cap Growth
FIAM LLC ("FIAM")
AVIP Fidelity Institutional AM® Equity Growth
Geode Capital Management, LLC ("Geode")
AVIP S&P 500® Index
AVIP Nasdaq-100® Index
AVIP S&P MidCap 400® Index
Intech Investment Management LLC ("Intech")
AVIP Intech U.S. Low Volatility
The sub-advisers receive from CINV a sub-advisory fee calculated on the basis of average daily net assets and Board-approved schedules of annualized fee breakpoints.
BlackRock receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and the sub-advised equity sleeve of the AVIP BlackRock Balanced Allocation Portfolio.
The Investment Advisory Agreement allows for a portion of the expenses related to ALIC's compliance and legal staff to be incurred by the Fund and paid from the Fund to CINV. Pursuant to the service agreement among CINV, ALIC, and the Fund, ALIC has provided the personnel, services, and equipment necessary for the execution of the Fund’s regulation-mandated compliance functions and CINV has reimbursed ALIC for those costs allocated to the Fund. For the six-month period ended June 30, 2026, the Fund incurred compliance expenses totaling $242,938, which are allocated to the Portfolios by equal dollar amounts on a daily basis. Expenses incurred by the Portfolios are reflected on the Statements of Operations as “Compliance expense”.
Pursuant to the Investment Advisory Agreement between CINV and the Fund, if the total expenses applicable to any share class of any Portfolio during any calendar quarter (excluding management fees, acquired fund fees and expenses, taxes, brokerage commissions, and interest expense) exceed 1%, on an annualized basis, evaluated quarterly, of such Portfolio’s average daily net asset value, CINV will waive and/or reimburse the Portfolio for such excess expenses. Pursuant to the Investment Advisory Agreement, CINV waived and/or reimbursed printing and filing fees, accounting fees, and administration fees that specifically related to Class II shares totaling the following amounts for each portfolio listed below:
Portfolio	Class II Fees Waived	Portfolio	Class II Fees Waived
AVIP Bond	$1,788	AVIP Nasdaq-100® Index	$1,788
AVIP BlackRock Balanced Allocation	1,788	AVIP BlackRock Advantage Large Cap Core	1,788
AVIP BlackRock Advantage International Equity	1,788	AVIP S&P MidCap 400® Index	1,788
AVIP AB Mid Cap Core	1,788	AVIP BlackRock Advantage Large Cap Growth	1,788
AVIP S&P 500® Index	1,788	AVIP Constellation Dynamic Risk Balanced	1,788
AVIP BlackRock Advantage Large Cap Value	1,788	AVIP Core Plus Bond	1,788
AVIP High Income Bond	1,788	AVIP Intech U.S. Low Volatility	1,788
Pursuant to a service agreement among CINV, ALIC, and the Fund, ALIC has agreed to provide personnel and facilities to CINV on a cost-reimbursement basis. These personnel members include officers of the Fund. ALIC also provides clerical and administrative services and such supplies and equipment as may be reasonably required in order for CINV to properly perform its advisory function pursuant to the Investment Advisory Agreement. ALIC further performs duties to fulfill the transfer agent function on behalf of the Fund. Performance of these duties by ALIC and availability of facilities, personnel, supplies, and equipment does not represent an expense to the Fund in excess of the advisory fees paid to CINV.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on August 14, 2025, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution Unaffiliated Funds	Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios
Janus Henderson Flexible Bond Portfolio (Service Shares)[1]	AVIP Bond Portfolio
Fidelity® VIP Growth Portfolio (Class II)[1]	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares)[1]	AVIP AB Small Cap Portfolio
AB VPS Small Cap Growth Portfolio (Class B)[1]	AVIP AB Small Cap Portfolio
Royce Small-Cap Portfolio (Investment Class)[1]	AVIP AB Small Cap Portfolio
Royce Micro-Cap Portfolio (Investment Class)[1]	AVIP AB Small Cap Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)[1]	AVIP AB Mid Cap Core Portfolio
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S)[1]	AVIP AB Mid Cap Core Portfolio
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)[1]	AVIP S&P 500® Index Portfolio
Franklin VolSmart Allocation VIP Fund (Class 5)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
Goldman Sachs Trend Driven Allocation Fund (Service Shares)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
AB VPS Relative Value Portfolio (Class B)[2]	AVIP AB Relative Value Portfolio
Fidelity® VIP Target Volatility Portfolio (Class II)[2]	AVIP Constellation Managed Risk Moderate Growth Portfolio
AB VPS Global Risk Allocation-Moderate Portfolio (Class B)[2]	AVIP Constellation Managed Risk Moderate Growth Portfolio
The substitution transactions occurred as cash redemptions of each Substitution Unaffiliated Fund’s shares and cash subscriptions of each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio’s shares on October 10, 2025 and October 17, 2025.  Funds with a “1” took place on October 10, 2025 and Funds with a “2” took place on October 17, 2025. In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution Unaffiliated Fund for the fiscal year ended December 31, 2024. This expense limitation includes acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses. The net operating expense limitation for each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP Bond	0.82%
AVIP Fidelity Institutional AM® Equity Growth	0.81%
AVIP AB Small Cap	1.10%
AVIP AB Mid Cap Core	1.15%
AVIP S&P 500® Index	0.56%
AVIP AB Relative Value	0.86%
AVIP Constellation Dynamic Risk Balanced	0.90%
AVIP Constellation Managed Risk Moderate Growth	0.78%
There were no recorded liabilities related to any of the aforementioned substitution-related expense limitation agreements at June 30, 2026, nor any reimbursement of expenses related to these agreements for the six-month period ended June 30, 2026.
For the six-month period ended June 30, 2026, each Director was compensated based on an annual retainer fee of $170,000, paid quarterly. The Board chair received an additional quarterly retainer fee of $6,000, and the Audit Committee chair received an additional quarterly retainer fee of $3,500; each paid quarterly. For the six-month period ended June 30, 2026, Directors’ compensation and reimbursement of expenses by the Portfolios totaled $449,300.
The accounting agent and custodian for the Fund is State Street Bank and Trust Company (Boston, MA). For assets held outside of the United States, State Street Bank and Trust Company may use a foreign sub-custodian network that is subject to oversight and periodic approval of the Board.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
12b-1 Distribution and Shareholder Servicing Fee Arrangements
Effective August 28, 2025, the Fund adopted a Distribution Agreement with AuguStar Distributors, Inc. ("the Distributor"), the principal underwriter of the Fund, pursuant to rule 12b-1 under the Investment company Act of 1940 in connection with the Portfolios offering Class II shares. Each Portfolio's Class II shares pay the Distributor, as compensation for providing distribution, shareholder and administrative services, a fee that is calculated at an annual rate of up to 0.25% of the average daily net assets. Such fees are to be accrued daily and paid monthly or at intervals determined by the Board. The distribution fee rates are as follows:
Portfolio	12b-1 Fee Rate	Portfolio	12b-1 Fee Rate
AVIP Bond	0.15%	AVIP Nasdaq-100® Index	0.25%
AVIP BlackRock Balanced Allocation	0.25%	AVIP BlackRock Advantage Large Cap Core	0.25%
AVIP BlackRock Advantage International Equity	0.25%	AVIP BlackRock Advantage Small Cap Growth	0.25%
AVIP Fidelity Institutional AM® Equity Growth	0.25%	AVIP S&P MidCap 400® Index	0.25%
AVIP AB Small Cap	0.25%	AVIP BlackRock Advantage Large Cap Growth	0.25%
AVIP AB Mid Cap Core	0.25%	AVIP Constellation Dynamic Risk Balanced	0.25%
AVIP S&P 500® Index	0.25%	AVIP Core Plus Bond	0.15%
AVIP BlackRock Advantage Large Cap Value	0.25%	AVIP Intech U.S. Low Volatility	0.25%
AVIP High Income Bond	0.15%	AVIP AB Relative Value	0.25%
Affiliated Cross-Trades
The Fund is permitted to purchase from, or sell securities to, other funds or accounts managed by CINV or the sub-advisers in accordance with Rule 17a-7 of the 40 Act and the Fund’s Policy Regarding Portfolio Cross Transactions, which has been approved by the Board.  Rule 17a-7 and the Fund’s policy were designed to ensure that any trades between the Fund and an affiliated fund or account ("cross-trades") are effected at the then-current market price and exclude broker commissions or other compensatory fees.
For the six-month period ended June 30, 2026, the Fund engaged in the following affiliated cross-trades:
Portfolio	Purchases	Sales	Realized gain (loss)
AVIP Fidelity Institutional AM® Equity Growth	$15,221,685	$16,924,691	$1,911
AVIP S&P 500® Index	—	45,560	(30,395)
AVIP Nasdaq-100® Index	251,935	764,212	(294,030)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
(4)Capital Transactions
Capital Share Transactions
Capital share transactions by share class for the six-month period ended June 30, 2026 for Class I, the period from May 18, 2026 (inception) to June 30, 2026 for Class II, and the year ended December 31, 2025, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	983,836	3,161,126	140,264	518,759	710,229	1,041,872
Capital shares issued on reinvested distributions	600,122	500,047	922,380	1,575,099	3,797,465	505,803
Capital shares redeemed	(1,387,212)	(3,099,872)	(1,192,783)	(2,635,606)	(1,936,252)	(6,139,643)
Net increase (decrease)	196,746	561,301	(130,139)	(541,748)	2,571,442	(4,591,968)
Class II Capital shares issued on sales	6	—	3	—	6	—
Capital shares issued on reinvested distributions	—	—	—	—	1	—
Net increase (decrease)	6	—	3	—	7	—

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	285,033	7,865,314	307,079	13,242,614	32,813	1,029,293
Capital shares issued on reinvested distributions	987,587	1,335,436	287,510	5,046	146,329	59,765
Capital shares redeemed	(1,397,187)	(1,827,406)	(2,353,772)	(2,221,022)	(367,087)	(428,803)
Net increase (decrease)	(124,567)	7,373,344	(1,759,183)	11,026,638	(187,945)	660,255
Class II Capital shares issued on sales	—	—	—	—	3	—
Net increase (decrease)	—	—	—	—	3	—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP High Income Bond
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	740,310	1,352,419	99,104	279,849	277,897	448,362
Capital shares issued on reinvested distributions	3,463,299	3,620,524	830,157	1,365,734	351,939	358,672
Capital shares redeemed	(2,880,931)	(5,933,808)	(1,415,273)	(2,052,294)	(520,680)	(1,258,335)
Net increase (decrease)	1,322,678	(960,865)	(486,012)	(406,711)	109,156	(451,301)
Class II Capital shares issued on sales	3	—	5	—	6	—
Capital shares issued on reinvested distributions	—	—	1	—	—	—
Net increase (decrease)	3	—	6	—	6	—

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	716,932	1,023,909	159,046	317,857	146,861	558,148
Capital shares issued on reinvested distributions	2,627,429	2,783,560	1,024,964	1,408,082	45,702	189,966
Capital shares redeemed	(2,139,203)	(4,193,610)	(927,265)	(1,867,224)	(822,575)	(1,355,136)
Net increase (decrease)	1,205,158	(386,141)	256,745	(141,285)	(630,012)	(607,022)
Class II Capital shares issued on sales	7	—	3	—	—	—
Capital shares issued on reinvested distributions	1	—	—	—	—	—
Net increase (decrease)	8	—	3	—	—	—

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP Constellation Dynamic Risk Balanced
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	382,374	2,101,345	1,695,046	1,443,780	702,137	31,152,557
Capital shares issued on reinvested distributions	1,822,706	2,911,983	7,824,658	14,713,629	2,715,660	18,030,913
Capital shares redeemed	(3,412,415)	(4,697,745)	(5,772,309)	(10,993,306)	(11,643,315)	(19,863,449)
Net increase (decrease)	(1,207,335)	315,583	3,747,395	5,164,103	(8,225,518)	29,320,021
Class II Capital shares issued on sales	5	—	13	—	8	—
Capital shares issued on reinvested distributions	—	—	2	—	—	—
Net increase (decrease)	5	—	15	—	8	—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	3,403,199	5,473,790	1,088,762	1,459,105	78,831	1,314,341
Capital shares issued on reinvested distributions	2,166,364	2,243,015	6,135,897	9,028,356	592,083	860,578
Capital shares redeemed	(5,172,527)	(12,398,485)	(5,411,616)	(12,063,064)	(1,241,025)	(1,645,380)
Net increase (decrease)	397,036	(4,681,680)	1,813,043	(1,575,603)	(570,111)	529,539
Class II Capital shares issued on sales	12	—	10	—	—	—
Capital shares issued on reinvested distributions	—	—	1	—	—	—
Net increase (decrease)	12	—	11	—	—	—

	AVIP Constellation Managed Risk Balanced		AVIP Constellation Managed Risk Moderate Growth		AVIP Constellation Managed Risk Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	563,024	1,900,229	646,481	62,640,585	171,440	805,473
Capital shares issued on reinvested distributions	3,948,217	1,250,018	3,419,239	3,311,193	4,119,138	2,378,623
Capital shares redeemed	(4,608,174)	(11,297,849)	(9,827,999)	(9,727,420)	(3,018,925)	(5,851,808)
Net increase (decrease)	(96,933)	(8,147,602)	(5,762,279)	56,224,358	1,271,653	(2,667,712)

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	321,377	371,083	264,797	1,577,657	240,689	1,853,240
Capital shares issued on reinvested distributions	1,014,547	561,796	5,564,009	2,841,685	11,740,047	4,034,944
Capital shares redeemed	(1,878,500)	(3,138,836)	(5,017,639)	(11,788,019)	(9,213,068)	(19,584,992)
Net increase (decrease)	(542,576)	(2,205,957)	811,167	(7,368,677)	2,767,668	(13,696,808)

	AVIP Growth Model
	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Class I Capital shares issued on sales	162,594	687,372
Capital shares issued on reinvested distributions	2,933,356	803,288
Capital shares redeemed	(1,708,341)	(4,902,411)
Net increase (decrease)	1,387,609	(3,411,751)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Capital Dollar Transactions
Capital dollar transactions by share class for the six-month period ended June 30, 2026 for Class I, the period from May 18, 2026 (inception) to June 30, 2026 for Class II, and the year ended December 31, 2025, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$17,139,630	$54,660,758	$5,408,654	$19,598,543	$14,894,884	$19,317,431
Received from dividends reinvested	10,190,080	8,660,818	33,417,846	56,577,549	67,860,708	9,873,262
Paid for shares redeemed	(24,184,532)	(53,388,017)	(45,664,390)	(100,003,233)	(41,930,360)	(112,452,842)
Total Capital Share Transactions	$3,145,178	$9,933,559	$(6,837,890)	$(23,827,141)	$40,825,232	$(83,262,149)
Class II Received from shares sold	$101	$—	$101	$—	$101	$—
Received from dividends reinvested	4	—	12	—	23	—
Total Capital Share Transactions	$105	$—	$113	$—	$124	$—

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$4,878,965	$130,719,496	$4,920,856	$186,340,593	$1,193,409	$34,177,387
Received from dividends reinvested	16,719,843	22,568,861	5,091,785	73,314	5,528,307	2,040,405
Paid for shares redeemed	(24,343,016)	(32,613,947)	(38,704,969)	(31,291,114)	(13,715,020)	(14,382,882)
Total Capital Share Transactions	$(2,744,208)	$120,674,410	$(28,692,328)	$155,122,793	$(6,993,304)	$21,834,910
Class II Received from shares sold	$—	$—	$—	$—	$101	$—
Received from dividends reinvested	—	—	—	—	6	—
Total Capital Share Transactions	$—	$—	$—	$—	$107	$—

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP High Income Bond
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$34,035,752	$59,605,512	$2,194,294	$5,634,848	$5,470,684	$8,783,612
Received from dividends reinvested	148,437,006	158,289,285	18,288,370	26,358,660	6,637,571	6,904,427
Paid for shares redeemed	(135,408,822)	(269,689,564)	(31,700,063)	(42,124,517)	(10,235,557)	(24,533,428)
Total Capital Share Transactions	$47,063,936	$(51,794,767)	$(11,217,399)	$(10,131,009)	$1,872,698	$(8,845,389)
Class II Received from shares sold	$101	$—	$101	$—	$101	$—
Received from dividends reinvested	16	—	12	—	6	—
Total Capital Share Transactions	$117	$—	$113	$—	$107	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$13,124,132	$18,058,908	$6,326,800	$12,239,276	$4,088,583	$13,252,069
Received from dividends reinvested	45,060,410	47,153,504	39,256,111	52,788,987	1,478,469	4,946,731
Paid for shares redeemed	(40,020,442)	(75,339,975)	(38,048,614)	(73,870,477)	(24,671,053)	(33,887,232)
Total Capital Share Transactions	$18,164,100	$(10,127,563)	$7,534,297	$(8,842,214)	$(19,104,001)	$(15,688,432)
Class II Received from shares sold	$101	$—	$101	$—	$—	$—
Received from dividends reinvested	22	—	15	—	—	—
Total Capital Share Transactions	$123	$—	$116	$—	$—	$—

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP Constellation Dynamic Risk Balanced
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$8,578,273	$44,641,551	$15,615,347	$14,564,172	$10,057,020	$428,777,004
Received from dividends reinvested	40,846,860	60,423,643	66,040,116	133,599,753	39,159,816	247,564,432
Paid for shares redeemed	(77,694,591)	(102,248,460)	(55,108,774)	(115,093,637)	(166,554,646)	(302,257,292)
Total Capital Share Transactions	$(28,269,458)	$2,816,734	$26,546,689	$33,070,288	$(117,337,810)	$374,084,144
Class II Received from shares sold	$101	$—	$101	$—	$101	$—
Received from dividends reinvested	9	—	18	—	3	—
Total Capital Share Transactions	$110	$—	$119	$—	$104	$—

	AVIP Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$31,145,887	$50,245,095	$12,565,719	$18,019,856	$1,066,242	$15,863,711
Received from dividends reinvested	19,323,965	20,456,299	63,506,526	101,659,290	7,756,292	10,361,357
Paid for shares redeemed	(47,558,688)	(113,594,605)	(63,207,360)	(150,691,582)	(16,361,932)	(20,669,589)
Total Capital Share Transactions	$2,911,164	$(42,893,211)	$12,864,885	$(31,012,436)	$(7,539,398)	$5,555,479
Class II Received from shares sold	$101	$—	$101	$—	$—	$—
Received from dividends reinvested	4	—	13	—	—	—
Total Capital Share Transactions	$105	$—	$114	$—	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP Constellation Managed Risk Balanced		AVIP Constellation Managed Risk Moderate Growth		AVIP Constellation Managed Risk Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$6,497,416	$20,418,233	$8,937,896	$839,712,609	$2,594,895	$11,280,255
Received from dividends reinvested	42,877,641	13,762,703	47,459,031	43,939,532	56,802,916	34,180,817
Paid for shares redeemed	(52,958,039)	(120,767,649)	(136,795,415)	(131,523,070)	(46,148,648)	(84,194,880)
Total Capital Share Transactions	$(3,582,982)	$(86,586,713)	$(80,398,488)	$752,129,071	$13,249,163	$(38,733,808)

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$3,940,480	$4,279,747	$3,386,812	$19,333,187	$3,282,888	$23,470,476
Received from dividends reinvested	11,768,747	6,584,249	66,768,106	34,469,636	152,033,613	52,212,182
Paid for shares redeemed	(22,943,245)	(36,315,756)	(64,341,072)	(141,670,354)	(128,225,893)	(246,767,751)
Total Capital Share Transactions	$(7,234,018)	$(25,451,760)	$5,813,846	$(87,867,531)	$27,090,608	$(171,085,093)

	AVIP Growth Model
	Six-Month Period Ended	Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Class I Received from shares sold	$2,427,873	$9,065,443
Received from dividends reinvested	40,597,652	10,916,684
Paid for shares redeemed	(25,319,649)	(64,294,521)
Total Capital Share Transactions	$17,705,876	$(44,312,394)
(5)Investment Transactions
Cost of purchases and proceeds from sales of investments (excluding short-term and government securities) for the six-month period ended June 30, 2026 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap
Cost of purchases	$135,213,488	$144,198,796	$192,835,566	$49,960,322	$161,725,586
Proceeds from sales	$145,190,499	$180,705,845	$219,512,092	$67,693,811	$191,354,491

	AVIP AB Mid Cap Core	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP High Income Bond	AVIP Nasdaq-100® Index
Cost of purchases	$46,381,202	$21,823,172	$90,324,532	$35,116,578	$18,153,741
Proceeds from sales	$56,755,364	$113,299,533	$116,192,925	$37,215,701	$42,354,044

	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced
Cost of purchases	$105,802,006	$120,281,060	$44,638,042	$155,355,743	$138,301,807
Proceeds from sales	$134,741,037	$135,975,480	$98,295,160	$195,323,981	$245,280,470

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth
Cost of purchases	$210,151,401	$250,176,002	$37,963,423	$—	$120,643,653
Proceeds from sales	$74,395,823	$299,436,721	$51,160,134	$36,332,972	$233,365,872

	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model	AVIP Growth Model
Cost of purchases	$—	$16,349,624	$67,958,816	$154,074,451	$44,119,042
Proceeds from sales	$40,620,361	$26,528,110	$84,966,271	$174,001,918	$36,637,514
Cost of purchases and proceeds from sales of government securities for the six-month period ended June 30, 2026 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP Constellation Dynamic Risk Balanced	AVIP Core Plus Bond
Cost of purchases	$27,308,543	$6,074,773	$2,718,975	$8,859,730
Proceeds from sales	$23,794,246	$8,091,785	$39,526,527	$156,395,139
(6)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include swaps, options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Swap Contracts
Swap contracts are bilaterally negotiated agreements between a party and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap contracts may be either executed and centrally cleared with a centralized Derivatives Clearing Organization or privately negotiated in the OTC market.  Certain Portfolios may engage in swap contracts to manage their respective exposure to various asset types or other market inputs such as interest rates.
Entering into swap contracts involves varying degrees of interest, credit, market, and documentation risk in excess of the unrealized gain or loss recorded by a Portfolio. Such risks include that there may be no liquid market, that the counterparty to the contracts may default on an obligation to perform or otherwise disagree as to the meaning of contractual terms in the agreement, or that there may be unfavorable changes in underlying terms, indices, or securities that severely impact the valuation of the swap contract.  In connection with the terms of these contracts, a Portfolio’s securities or cash may be identified as collateral or margin to provide assets of value and recourse in the event of default.
Swap contracts are marked-to-market daily, and the change in value is recorded as a change in unrealized appreciation (depreciation). Premiums paid or received at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors, as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap contract is recorded as a realized gain or loss. Net periodic payments received or paid are included in the calculation of realized gain or loss.
Credit default swap contracts involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a party will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a party will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.
A credit event is defined by the terms of each swap contract and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  If a party is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap contract, the party will either (i) pay or receive an

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Either as a seller of protection or a buyer of protection of a credit default swap contract, a party’s maximum risk of loss from counterparty risk is the fair value of the contract. The maximum potential amount a party could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap contract. The potential amounts of loss realized as a seller would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the contract or net amounts received from the settlement of buy protection credit default swap contracts entered into for the same referenced entity or entities.
A Portfolio may engage in credit default swap contracts on credit indices (“CDX”). A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices, and resulting values for credit default swap contracts on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of underlying indices may change periodically.
For the six-month period ended June 30, 2026, there were no swap contracts executed by the Fund.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of, and payment for, financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at June 30, 2026 as collateral for the Portfolios’ futures contracts.  Cash holdings pledged are noted as "Cash subject to usage restrictions" on the Statements of Assets and Liabilities.  The futures contracts, except those held by the AVIP Bond, the fixed income sleeve of AVIP BlackRock Balanced Allocation, AVIP Constellation Dynamic Risk Balanced, AVIP Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For AVIP Bond, the fixed income sleeve of AVIP BlackRock Balanced Allocation, and AVIP Core Plus Bond, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the six-month period ended June 30, 2026.  Those contracts were executed for similar purposes as the contracts outstanding at June 30, 2026.  For the six-month period ended June 30, 2026, the notional values of futures contracts opened and closed prior to contract settlement date by the Portfolios were as follows:
Portfolio	Collateral Pledged	Futures Contracts Opened (in millions)	Futures Contracts Closed (in millions)
AVIP Bond	Portions of cash holdings	$92.8	$84.4
AVIP BlackRock Balanced Allocation	Portions of cash holdings	81.2	79.9
AVIP BlackRock Advantage International Equity	Portions of cash holdings	45.8	44.5
AVIP S&P 500® Index	Portions of securities	109.8	113.7
AVIP BlackRock Advantage Large Cap Value	Portions of cash holdings	26.3	28.6
AVIP Nasdaq-100® Index	Portions of cash holdings and securities	33.3	34.1
AVIP BlackRock Advantage Large Cap Core	Portions of cash holdings	40.4	40.0
AVIP BlackRock Advantage Small Cap Growth	Portions of cash holdings	22.8	23.0
AVIP S&P MidCap 400® Index	Portions of securities	69.4	71.0
AVIP BlackRock Advantage Large Cap Growth	Portions of cash holdings	57.8	56.4
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	326.4	317.6
AVIP Core Plus Bond	Portions of cash holdings	390.4	405.9
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	63.7	60.6
AVIP Constellation Managed Risk Moderate Growth	Portions of cash holdings	60.3	57.4
AVIP Constellation Managed Risk Growth	Portions of cash holdings	51.9	50.9
The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for, the six-month period ended June 30, 2026, were as follows:
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP Bond	Futures contracts	Interest rate	$509,875	$(173)	(1)
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	25,324	—	(1)
	Futures contracts	Interest rate	97,591	(50,604)	(1)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	—	(42,715)	(1)
AVIP S&P 500® Index	Futures contracts	Equity price	—	(68,950)	(1)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	5,359	—	(1)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	53,141	—	(1)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	—	(29,166)	(1)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	30,167	—	(1)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	$20,765	$—	(1)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	21,786	—	(1)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity Price	144,570	—	(1)
	Futures contracts	Interest rate	1,324,113	(217,076)	(1)
AVIP Core Plus Bond	Futures contracts	Interest rate	901,726	(167,863)	(1)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	—	(306,203)	(1)
	Futures contracts	Interest rate	120,698	—	(1)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	129,867	(155,713)	(1)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	173,973	—	(1)

(1)
Total distributable earnings.  The amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Statements of Assets and Liabilities.  Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as receivable (payable) for variation margin on futures contracts. Each Portfolio's Schedule of Open Futures Contracts details the values by futures contract type.
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP Bond	Futures contracts	Interest rate	$(808,448)	$592,498	(1),(2)
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	175,471	16,292	(1),(2)
	Futures contracts	Interest rate	24,215	46,838	(1),(2)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	649,732	(59,010)	(1),(2)
AVIP S&P 500® Index	Futures contracts	Equity price	527,141	(6,314)	(1),(2)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	122,117	2,195	(1),(2)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	95,597	75,473	(1),(2)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	254,809	(35,753)	(1),(2)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	374,448	65,887	(1),(2)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	641,191	74,861	(1),(2)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	815,623	9,071	(1),(2)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity price	1,607,148	144,570	(1),(2)
	Futures contracts	Interest rate	(3,271,756)	2,094,275	(1),(2)
AVIP Core Plus Bond	Futures contracts	Interest rate	(1,166,396)	726,142	(1),(2)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	3,577,067	(571,848)	(1),(2)
	Futures contracts	Interest rate	(534,010)	225,834	(1),(2)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	3,229,623	(164,554)	(1),(2)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	1,960,802	144,139	(1),(2)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

(1)
Net realized gain (loss) on futures contracts.
(2)
Change in unrealized appreciation/depreciation on futures contracts.
(3)
Net realized gain (loss) on swap contracts.
The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At June 30, 2026, there were no outstanding derivative transactions subject to netting arrangements.
(7)Federal Income Tax Information
The following information is presented on a federal income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Reclassifications related to permanent differences relate principally to consent dividends, foreign currency gains and losses, net investment losses, and distributions from real estate investment trusts and closed-end mutual funds.
The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at June 30, 2026 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$1,373,749	$94,928,092	$59,312,515	$58,739,133	$64,932,321	$17,690,294
Depreciation	(9,085,474)	(11,411,184)	(23,167,773)	(9,349,546)	(19,425,358)	(7,152,129)
Net unrealized appreciation (depreciation)	$(7,711,725)	$83,516,908	$36,144,742	$49,389,587	$45,506,963	$10,538,165
Aggregate cost of investments:	$262,562,501	$266,643,916	$310,257,578	$197,424,235	$270,856,199	$96,782,907

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$661,906,954	$31,562,826	$1,171,302	$150,362,950	$120,860,003	$22,504,723
Depreciation	(36,465,335)	(6,367,928)	(1,766,132)	(9,766,999)	(8,832,368)	(7,199,814)
Net unrealized appreciation (depreciation)	$625,441,619	$25,194,898	$(594,830)	$140,595,951	$112,027,635	$15,304,909
Aggregate cost of investments:	$565,703,739	$168,641,470	$113,514,922	$143,705,133	$220,019,009	$122,299,892

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$153,850,984	$118,944,285	$167,449,655	$2,765,605	$67,637,710	$29,804,855
Depreciation	(41,463,522)	(8,793,652)	(10,057,098)	(25,665,177)	(21,323,242)	(2,596,348)
Net unrealized appreciation (depreciation)	$112,387,462	$110,150,633	$157,392,557	$(22,899,572)	$46,314,468	$27,208,507
Aggregate cost of investments:	$434,045,589	$342,940,914	$1,322,215,329	$508,287,549	$471,856,369	$102,625,160

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$99,289,718	$133,368,710	$131,210,441	$9,375,387	$69,103,172	$181,755,352
Depreciation	(6,615,297)	(6,758,495)	(1,655,283)	(4,238,246)	(9,449,264)	(8,298,025)
Net unrealized appreciation (depreciation)	$92,674,421	$126,610,215	$129,555,158	$5,137,141	$59,653,908	$173,457,327
Aggregate cost of investments:	$389,915,762	$1,074,954,983	$278,448,009	$150,362,673	$611,276,213	$1,213,731,219

AVIP Growth Model
Gross unrealized:
Appreciation	$55,748,476
Depreciation	(319,525)
Net unrealized appreciation	$55,428,951
Aggregate cost of investments:	$303,576,360
The tax character of cash distributions paid to shareholders for the six-month period ended June 30, 2026 were as follows (in aggregate):
	Distributions Paid to Shareholders
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution
AVIP Bond	$10,190,084	$—	$10,190,084
AVIP BlackRock Balanced Allocation	11,166,351	22,251,507	33,417,858
AVIP BlackRock Advantage International Equity	46,185,484	21,675,247	67,860,731
AVIP Fidelity Institutional AM® Equity Growth	443,838	16,276,005	16,719,843
AVIP AB Small Cap	4,793,322	298,463	5,091,785
AVIP AB Mid Cap Core	1,437,207	4,091,106	5,528,313
AVIP S&P 500® Index	11,130,794	137,306,228	148,437,022
AVIP BlackRock Advantage Large Cap Value	6,262,866	12,025,516	18,288,382
AVIP High Income Bond	6,637,577	—	6,637,577
AVIP Nasdaq-100® Index	1,480,087	43,580,345	45,060,432
AVIP BlackRock Advantage Large Cap Core	6,722,597	32,533,529	39,256,126
AVIP BlackRock Advantage Small Cap Growth	452,181	1,026,288	1,478,469
AVIP S&P MidCap 400® Index	7,028,139	33,818,730	40,846,869
AVIP BlackRock Advantage Large Cap Growth	10,016,344	56,023,790	66,040,134
AVIP Constellation Dynamic Risk Balanced	37,288,037	1,871,782	39,159,819
AVIP Core Plus Bond	19,323,969	—	19,323,969
AVIP Intech U.S. Low Volatility	8,647,077	54,859,462	63,506,539
AVIP AB Relative Value	1,287,562	6,468,730	7,756,292
AVIP Constellation Managed Risk Balanced	12,127,409	30,750,232	42,877,641
AVIP Constellation Managed Risk Moderate Growth	14,493,813	32,965,218	47,459,031
AVIP Constellation Managed Risk Growth	6,679,794	50,123,122	56,802,916
AVIP Moderately Conservative Model	5,366,157	6,402,590	11,768,747
AVIP Balanced Model	20,022,646	46,745,460	66,768,106
AVIP Moderate Growth Model	38,536,120	113,497,493	152,033,613
AVIP Growth Model	8,790,449	31,807,203	40,597,652
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)
The tax character of cash distributions paid to shareholders for the year ended December 31, 2025, as well as other reclassifications of capital accounts  due to permanent tax differences, were as follows (in aggregate):
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Bond	$8,660,818	$—	$8,660,818	$—	$—
AVIP BlackRock Balanced Allocation	20,642,533	35,935,016	56,577,549	—	—
AVIP BlackRock Advantage International Equity	7,822,867	2,050,395	9,873,262	—	—
AVIP Fidelity Institutional AM® Equity Growth	10,765,925	11,802,936	22,568,861	—	—
AVIP AB Small Cap	73,314	—	73,314	—	—
AVIP AB Mid Cap Core	615,357	1,425,048	2,040,405	558	(558)
AVIP S&P 500® Index	13,082,020	145,207,265	158,289,285	2,453	(2,453)
AVIP BlackRock Advantage Large Cap Value	15,168,935	11,189,725	26,358,660	7,832	(7,832)
AVIP High Income Bond	6,904,427	—	6,904,427	—	—
AVIP Nasdaq-100® Index	1,107,480	46,046,024	47,153,504	—	—
AVIP BlackRock Advantage Large Cap Core	17,794,841	34,994,146	52,788,987	—	—
AVIP BlackRock Advantage Small Cap Growth	33,547	4,913,184	4,946,731	—	—
AVIP S&P MidCap 400® Index	19,913,741	40,509,902	60,423,643	—	—
AVIP BlackRock Advantage Large Cap Growth	51,071,236	82,528,517	133,599,753	—	—
AVIP Constellation Dynamic Risk Balanced	42,961,727	204,602,705	247,564,432	—	—
AVIP Core Plus Bond	20,456,299	—	20,456,299	—	—
AVIP Intech U.S. Low Volatility	36,204,591	65,454,699	101,659,290	—	—
AVIP AB Relative Value	1,464,681	8,896,676	10,361,357	—	—
AVIP Constellation Managed Risk Balanced	13,762,703	—	13,762,703	—	—
AVIP Constellation Managed Risk Moderate Growth	12,758,696	31,180,836	43,939,532	—	—
AVIP Constellation Managed Risk Growth	11,865,942	22,314,875	34,180,817	—	—
AVIP Moderately Conservative Model	4,660,203	1,924,046	6,584,249	—	—
AVIP Balanced Model	16,562,913	17,906,723	34,469,636	—	—
AVIP Moderate Growth Model	27,839,135	24,373,047	52,212,182	—	—
AVIP Growth Model	5,748,451	5,168,233	10,916,684	—	—
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

AuguStar Variable Insurance Products Fund, Inc.
Additional Information
June 30, 2026 (Unaudited)
(1)Other Disclosures
The Statement of Additional Information (the "SAI") of the Fund includes information about the the Board as well as a description of the policies and procedures the Fund uses in voting proxies related to the Fund's securities. The SAI is available at http://www.augustarfund.com or upon request, without charge, by calling 877-781-6392 (toll-free).
Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, as reported in Form N-PX, is available without charge, upon request, by calling 877-781-6392 (toll-free), at http://www.augustarfund.com, and on the SEC's website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All directors and all members of any advisory board for regular compensation;   $449,300

(2) Each director and each member of an advisory board for special compensation;  $0

(3) All officers; $0

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals by the Fund's Board of Directors of any investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 16. Controls and Procedures.

  The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

a.1. Not applicable for semiannual reports.

a.2. A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

a.3. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AuguStar® Variable Insurance Products Fund, Inc.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	September 4, 2026
By:	/s/ Matthew J. Donlan
Matthew J. Donlan
Treasurer
(Principal Financial Officer)
Date:	September 4, 2026

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